As filed with the Securities and Exchange Commission on April 27, 2007

Registration Nos. 333-53432

811-10263

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 16	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 18	☒

(Check appropriate box or boxes)

GUIDESTONE FUNDS

(Exact name of registrant as specified in charter)

2401 Cedar Springs Road Dallas, TX	75201-1407
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (214) 720-1171

Copies to:

Rodney R. Miller, Esq. GuideStone Financial Resources of the Southern Baptist Convention 2401 Cedar Springs Road Dallas, TX 75201-1407	Fatima S. Sulaiman, Esq. Kirkpatrick & Lockhart Preston Gates Ellis LLP 1601 K Street, N.W. Washington, DC 20006 Telephone: (202) 778-9223
(Name and Address of Agent for Service)

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)

☐	on ______________ pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☒	on May 1, 2007 pursuant to paragraph (a)1

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on _____________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

MyDestination 2005 Fund

MyDestination 2015 Fund

MyDestination 2025 Fund

MyDestination 2035 Fund

MyDestination 2045 Fund

Flexible Income Fund

Growth & Income Fund

Capital Opportunities Fund

Global Equity Fund

Flexible Income Fund I

Growth & Income Fund I

Capital Opportunities Fund I

Global Equity Fund I

Money Market Fund

Low-Duration Bond Fund

Medium-Duration Bond Fund

Extended-Duration Bond Fund

Global Bond Fund

Equity Index Fund

Real Estate Securities Fund

Value Equity Fund

Growth Equity Fund

Small Cap Equity Fund

International Equity Fund

Prospectus

May 1, 2007

DATE TARGET FUNDS:

•    MyDestination 2005 Fund

•    MyDestination 2015 Fund

•    MyDestination 2025 Fund

•    MyDestination 2035 Fund

•    MyDestination 2045 Fund

BLENDED FUNDS:

•    Flexible Income Fund

•    Growth & Income Fund

•    Capital Opportunities Fund

•    Global Equity Fund

•    Flexible Income Fund I

•    Growth & Income Fund I

•    Capital Opportunities Fund I

•    Global Equity Fund I

SELECT FUNDS:

•    Money Market Fund

•    Low-Duration Bond Fund

•    Medium-Duration Bond Fund

•    Extended-Duration Bond Fund

•    Global Bond Fund

•    Equity Index Fund

•    Real Estate Securities Fund

•    Value Equity Fund

•    Growth Equity Fund

•    Small Cap Equity Fund

•    International Equity Fund

Well Done . . . good and faithful servant. MATTHEW 25 : 21

This Prospectus contains important information about the funds, including information on investment policies, risks and fees. For your own benefit and protection, you should read it before you invest, and keep it on hand for future reference.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (the “SEC”), nor has the SEC determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a criminal offense.

2	GuideStone Funds

For More Information	Back cover

Do you have questions about terms we use in this prospectus?

For information about key terms and concepts, look for our explanations shown in boxes. For definitions of investment terms, refer to the glossary in the back of this prospectus.

Prospectus	3

Risk & Return Summaries

Introduction

What is a Mutual Fund?

A mutual fund pools shareholders’ money and, using professional management, invests in securities like stocks and bonds.

Each Fund is a separate mutual fund with its own investment objective, strategies and risks. There is a separate Risk & Return Summary for each Fund and other detailed information in the following pages. Please read each Fund description carefully before you invest. The more you know about your investment choices, the more informed your investment decisions will be. But first, a word about the risks and returns that apply to all the Funds.

The Funds are divided into three groups:

Date Target Funds — Each Date Target Fund (see pages 6 to 30) invests primarily in a diversified mix of the Select Funds that changes over time to meet a specified investment strategy. The Funds’ investment adviser believes that blending asset classes, investment styles, and money managers may reduce risk over the long term. The MyDestination 2005 Fund, MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund and MyDestination 2045 Fund invest in the GS4 Class of the Select Funds.

•	MyDestination 2005 Fund
•	MyDestination 2015 Fund
•	MyDestination 2025 Fund
•	MyDestination 2035 Fund
•	MyDestination 2045 Fund

Blended Funds — Each Blended Fund (see pages 31 to 66) invests in a different mix of the Select Funds to meet a specified investment strategy. The Funds’ investment adviser believes that blending investment styles and money managers may reduce risk over the long term. The Flexible Income Fund, Growth & Income Fund, Capital Opportunities Fund and Global Equity Fund invest in the GS4 Class of the Select Funds. The Flexible Income Fund I, Growth & Income Fund I, Capital Opportunities Fund I and Global Equity Fund I invest in the GS2 Class of the Select Funds.

•	Flexible Income Fund
•	Growth & Income Fund
•	Capital Opportunities Fund
•	Global Equity Fund
•	Flexible Income Fund I
•	Growth & Income Fund I
•	Capital Opportunities Fund I
•	Global Equity Fund I

Select Funds — Each Select Fund (see pages 67 to 108) invests directly in different types of fixed income obligations, stocks, or other investments to meet its investment objective.

• Money Market Fund • Low-Duration Bond Fund • Medium-Duration Bond Fund • Extended-Duration Bond Fund • Global Bond Fund* • Equity Index Fund	• Real Estate Securities Fund • Value Equity Fund • Growth Equity Fund • Small Cap Equity Fund • International Equity Fund

*	Shares of the Global Bond Fund are not available for individual investment.

4	GuideStone Funds

Who is the Investment Adviser?

GuideStone Capital Management (the “Investment Adviser”) formerly, SBC Financial Services, Inc. serves as the Investment Adviser to the Funds. The Investment Adviser is an affiliate of GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”) formerly, the Annuity Board of the Southern Baptist Convention. Rather than making the day-to-day investment decisions for the Select Funds, the Investment Adviser retains the services of other investment management firms to do so. It also allocates the Date Target Funds’ and Blended Funds’ investments among the Select Funds.

Each Select Fund uses various investment management firms (“Sub-Advisers”) to manage its assets. The Investment Adviser reviews the Sub-Advisers’ performance, allocates the assets of each Select Fund among them and makes recommendations to the Funds’ Board of Trustees regarding changes to the Sub-Advisers selected.

The Funds do not invest in any company that is publicly recognized, as determined by GuideStone Financial Resources, as being in the liquor, tobacco, gambling, pornography, or abortion industries, or any company whose products, services or activities are publicly recognized as being incompatible with the moral and ethical posture of GuideStone Financial Resources. The Funds may not be able to take advantage of certain investment opportunities due to these restrictions. This policy may not be changed without shareholder approval.

The Funds are not insured or guaranteed by GuideStone Capital Management, GuideStone Financial Resources, any bank, the Federal Deposit Insurance Corporation, or any government agency. As with all mutual funds, your investment in the Funds involves investment risk, including the possible loss of the principal amount you invested. There is no guarantee that any of the Funds will be able to meet its investment objective.

Prospectus	5

The MyDestination 2005 Fund Summary

What are the Date Target Funds?

Each Date Target Fund is a “fund of funds.” It invests primarily in a diversified mix of the Select Funds based on an asset allocation that gradually reduces stock exposure and increases bond exposure as the targeted retirement date approaches. The Investment Adviser believes blending asset classes, investment styles, and money managers may reduce risk over the long term.

Portfolio Description

Investment Objective	• The MyDestination 2005 Fund seeks the highest total return over time consistent with its asset mix. Total return includes capital appreciation and income.

Principal Investment Strategies

•    The Fund, primarily through investments in the Select Funds, is managed to the specific retirement year included in its name by adjusting the percentage of fixed income securities and the percentage of equity securities to become more conservative each year until reaching the year approximately fifteen years after the retirement year.

•    The Fund’s strategy is to pursue the maximum amount of capital growth, consistent with a reasonable amount of risk, during a shareholder’s pre-retirement and early retirement years, and to adjust the Fund’s asset mix to increase exposure to investments in fixed-income securities and short-term bonds during a shareholder’s later retirement years and fifteen years after the target retirement year.

•    The Fund’s assets will be transferred to the Flexible Income Fund (see page 31) approximately fifteen years after the retirement year. The Flexible Income Fund seeks current income and modest capital appreciation.

•    The Investment Adviser uses the following target percentages in allocating the Fund’s assets among the Select Funds as of May 1, 2007.

	Retirement*	5 Years After	10 Years After	15 Years After
Asset Class	2005
Bond Select Funds**	29.50%	39.50%	54.00%	75.00%
U.S. Equity Select Funds	37.50%	31.50%	25.00%	19.00%
Non-U.S. Equity Select Fund	12.50%	10.50%	8.00%	6.00%
REITs	5.50%	3.50%	2.00%	—
TIPS	15.00%	15.00%	11.00%	—
Select Fund
Equity Index	3.25%	3.00%	2.50%	1.00%
Real Estate Securities	5.50%	3.50%	2.00%	—
Value Equity	15.00%	12.50%	10.00%	8.00%
Growth Equity	15.00%	12.50%	10.00%	8.00%
Small Cap Equity	4.25%	3.50%	2.50%	2.00%
International Equity	12.50%	10.50%	8.00%	6.00%
Money Market	—	—	—	2.00%
Low-Duration Bond	10.50%	18.50%	40.00%	73.00%
Medium-Duration Bond	13.00%	18.50%	14.00%	—
Extended-Duration Bond	2.50%	1.00%	—	—
Global Bond	3.50%	1.50%	—	—

*      The retirement year assumes that an investor retires at age 65.

**    These target allocations may include investment grade and high yield fixed income classes and may include foreign and domestic investments.

6	GuideStone Funds

•    The following graph illustrates how the Fund’s asset allocation will vary over time. Generally, the Fund’s allocation will gradually shift from an emphasis on equity investments to an emphasis on fixed income securities. The asset allocations for the Fund are as of May 1, 2007.

•    The Investment Adviser establishes the asset mix of the Fund and selects the underlying investments in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Select Funds as well as its outlook for the economy and financial markets.

•    Target allocations represent the Fund’s current target for investments. Actual allocations may differ from the target due to market fluctuations and other factors. The target allocations generally are not expected to vary from those shown by more than plus or minus 15 percentage points. For example, a target allocation of 20% could vary between 5% and 30%. Although the Investment Adviser will not generally vary beyond the 15 percentage point allocation range, the Investment Adviser may at times determine in light of market and economic conditions that this range should be exceeded to protect the Fund or help achieve its objective. The Investment Adviser may change the asset allocations and target ranges and may add or eliminate new or existing Select Funds or other investments without shareholder approval.

•    The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds and allocation targets.

See “Additional Investment & Risk Information” for more about the Fund’s investments. This prospectus also includes a summary of each of the Select Funds in which the Fund may invest.

Principal Risks

The Fund is subject to the following principal risks. The Fund’s principal risks will change depending on the asset mix of the Select Funds in which it invests. Other risks are described under “Additional Investment & Risk Information.”

•    The Fund’s value will go up and down in response to changes in the share prices of the Select Funds and other investments that it owns. There is no guarantee that the Fund’s investments will increase in value. Therefore, it is possible for you to lose money by investing in the Fund.

Prospectus	7

•    Because the Fund owns shares of Select Funds that invest in bonds and other fixed income securities, the Fund’s value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed income securities fall and vice versa. Other factors may affect fixed income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by the Fund will also vary with changes in interest rates and other economic factors.

•    There is a risk that the issuer of a fixed income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.

•    To the extent the Fund owns shares of Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.

•    Because the Fund owns shares of Select Funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.

•    Investment by a Select Fund in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

•    Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments held by the Select Funds in which the Fund invests.

8	GuideStone Funds

Performance

The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, total return information will be presented.

Fees and Expenses

What are fund expenses?

Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund’s expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the MyDestination 2005 Fund.

	GS4 Class	GS6 Class	GS8 Class

Shareholder Fees	None	None	None
(Fees paid directly from your investment)
Annual Fund Operating Expenses
(Expenses that are deducted from fund assets)
Management fee	0.10%	0.10%	0.10%
Distribution (12b-1) fee	None	0.10%	0.30%
Other expenses (1)	1.37%	1.81%	1.90%

Total Fund operating expenses	1.47%	2.01%	2.30%
Fee waiver and expense reimbursement (2)	(1.27%)	(1.51%)	(1.50%)

Net Fund operating expenses	0.20%	0.50%	0.80%
Acquired Fund fees and expenses (Select Funds) (3)	0.79%	0.79%	0.79%

Net Fund operating expenses and Acquired Fund fees and expenses	0.99%	1.29%	1.59%

(1)	“Other expenses” are estimated for the current fiscal year and include blue sky, printing, transfer agency fees and shareholder servicing fees, which are class specific.

(2)	The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total Fund operating expenses to 0.20% for the GS4 Class, 0.50% for the GS6 Class and 0.80% for the GS8 Class. This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2008. If expenses fall below the levels noted above within three years after the Investment Adviser has made such a waiver or reimbursement, the Fund may repay the Investment Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and such expense limitation does not exceed the limitation in place during the year in which the waivers were originally incurred.

(3)	The Fund’s shareholders indirectly bear the expenses of the GS4 Class shares of the Select Funds in which the Fund invests. These indirect expenses are based on the Fund’s current target allocation among the Select Funds and the actual expenses of the GS4 Class shares of the Select Funds for the fiscal year ended December 31, 2006. For the expense ratio of the GS4 Class of each of the Select Funds, see the fee tables of the Select Funds in this Prospectus.

Prospectus	9

Example

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

•	You reinvested all dividends and other distributions.

•	The Fund’s average annual return was 5%.

•	The Fund’s operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years*
GS4 Class	$20	$344
GS6 Class	$51	$490
GS8 Class	$82	$581

The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

*	The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2008. Thus, the 3 Years example reflects the waiver and reimbursement only for the first year.

10	GuideStone Funds

The MyDestination 2015 Fund Summary

What are the Date Target Funds?

Each Date Target Fund is a “fund of funds.” It invests primarily in a diversified mix of the Select Funds based on an asset allocation that gradually reduces stock exposure and increases bond exposure as the targeted retirement date approaches. The Investment Adviser believes blending asset classes, investment styles, and money managers may reduce risk over the long term.

Portfolio Description

Investment Objective	• The MyDestination 2015 Fund seeks the highest total return over time consistent with its asset mix. Total return includes capital appreciation and income.

Principal Investment Strategies

•    The Fund, primarily through investments in the Select Funds, is managed to the specific retirement year included in its name by adjusting the percentage of fixed income securities and the percentage of equity securities to become more conservative each year until reaching the year approximately fifteen years after the retirement year.

•    The Fund’s strategy is to pursue the maximum amount of capital growth, consistent with a reasonable amount of risk, during a shareholder’s pre-retirement and early retirement years, and to adjust the Fund’s asset mix to increase exposure to investments in fixed-income securities and short-term bonds until fifteen years after the target retirement year.

•    The Fund’s assets will be transferred to the Flexible Income Fund (see page 31) approximately fifteen years after the retirement year. The Flexible Income Fund seeks current income and modest capital appreciation.

•    The Investment Adviser uses the following target percentages in allocating the Fund’s assets among the Select Funds as of May 1, 2007.

	10 Years Before	Retirement*	5 Years After	10 Years After	15 Years After
Asset Class		2015
Bond Select Funds**	24.50%	29.50%	39.50%	54.00%	75.00%
U.S. Equity Select Funds	47.50%	37.50%	31.50%	25.00%	19.00%
Non-U.S. Equity Select Fund	16.50%	12.50%	10.50%	8.00%	6.00%
REITs	6.50%	5.50%	3.50%	2.00%	—
TIPS	5.00%	15.00%	15.00%	11.00%	—
Select Fund
Equity Index	3.25%	3.25%	3.00%	2.50%	1.00%
Real Estate Securities	6.50%	5.50%	3.50%	2.00%	—
Value Equity	19.50%	15.00%	12.50%	10.00%	8.00%
Growth Equity	19.50%	15.00%	12.50%	10.00%	8.00%
Small Cap Equity	5.25%	4.25%	3.50%	2.50%	2.00%
International Equity	16.50%	12.50%	12.50%	8.00%	6.00%
Money Market	—	—	—	—	2.00%
Low-Duration Bond	4.50%	10.50%	18.50%	40.00%	73.00%
Medium-Duration Bond	9.50%	13.00%	18.50%	14.00%	—
Extended-Duration Bond	4.50%	2.50%	1.00%	—	—
Global Bond	6.00%	3.50%	1.50%	—	—

*      The retirement year assumes that an investor retires at age 65.

**    These target allocations may include investment grade and high yield fixed income classes and may include foreign and domestic investments.

Prospectus	11

•    The following graph illustrates how the Fund’s asset allocation will vary over time. Generally, the Fund’s allocation will gradually shift from an emphasis on equity investments to an emphasis on fixed income securities. The asset allocations for the Fund are as of May 1, 2007.

•    The Investment Adviser establishes the asset mix of the Fund and selects the underlying investments in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Select Funds, as well as its outlook for the economy and financial markets.

•    Target allocations represent the Fund’s current target for investments. Actual allocations may differ from the target due to market fluctuations and other factors. The target allocations generally are not expected to vary from those shown by more than plus or minus 15 percentage points. For example, a target allocation of 20% could vary between 5% and 30%. Although the Investment Adviser will not generally vary beyond the 15 percentage point allocation range, the Investment Adviser may at times determine in light of market and economic conditions that this range should be exceeded to protect the Fund or help achieve its objective. The Investment Adviser may change the asset allocations and target ranges and may add or eliminate new or existing Select Funds or other investments without shareholder approval.

•    The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds and allocation targets.

See “Additional Investment & Risk Information” for more about the Fund’s investments. This prospectus also includes a summary of each of the Select Funds in which the Fund may invest.

Principal Risks

The Fund is subject to the following principal risks. The Fund’s principal risks will change depending on the asset mix of the Select Funds in which it invests. Other risks are described under “Additional Investment & Risk Information.”

•    The Fund’s value will go up and down in response to changes in the share prices of the Select Funds and other investments that it owns. There is no guarantee that the Fund’s investments made by the Select Funds will increase in value. Therefore, it is possible for you to lose money by investing in the Fund.

12	GuideStone Funds

•    Because the Fund owns shares of Select Funds that invest in bonds and other fixed income securities, the Fund’s value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed income securities fall and vice versa. Other factors may affect fixed income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by the Fund will also vary with changes in interest rates and other economic factors.

•    There is a risk that the issuer of a fixed income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.

•    To the extent the Fund owns shares of Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.

•    Because the Fund owns shares of Select Funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.

•    Investment by a Select Fund in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

•    Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments held by Select Funds in which the Fund invests.

Prospectus	13

Performance

The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, total return information will be presented.

Fees and Expenses

What are fund expenses?

Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund’s expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the MyDestination 2015 Fund.

	GS4 Class	GS6 Class	GS8 Class

Shareholder Fees	None	None	None
(Fees paid directly from your investment)
Annual Fund Operating Expenses
(Expenses that are deducted from fund assets)
Management fee	0.10%	0.10%	0.10%
Distribution (12b-1) fee	None	0.10%	0.30%
Other expenses (1)	0.60%	1.19%	1.28%

Total Fund operating expenses	0.70%	1.39%	1.68%
Fee waiver and expense reimbursement (2)	(0.50%)	(0.89%)	(0.88%)

Net Fund operating expenses	0.20%	0.50%	0.80%
Acquired Fund fees and expenses (Select Funds) (3)	0.92%	0.92%	0.92%

Net Fund operating expenses and Acquired Fund fees and expenses	1.12%	1.42%	1.72%

(1)	“Other expenses” are estimated for the current fiscal year and include blue sky, printing, transfer agency fees and shareholder servicing fees, which are class specific.

(2)	The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total Fund operating expenses to 0.20% for the GS4 Class, 0.50% for the GS6 Class and 0.80% for the GS8 Class. This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2008. If expenses fall below the levels noted above within three years after the Investment Adviser has made such a waiver or reimbursement, the Fund may repay the Investment Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and such expense limitation does not exceed the limitation in place during the year in which the waivers were originally incurred.

(3)	The Fund’s shareholders indirectly bear the expenses of the GS4 Class shares of the Select Funds in which the Fund invests. These indirect expenses are based on the Fund’s current target allocation among the Select Funds and the actual expenses of the GS4 Class shares of the Select Funds for the fiscal year ended December 31, 2006. For the expense ratio of the GS4 Class of each of the Select Funds, see the fee tables of the Select Funds in this Prospectus.

14	GuideStone Funds

Example

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

•	You reinvested all dividends and other distributions.

•	The Fund’s average annual return was 5%.

•	The Fund’s operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years*
GS4 Class	$20	$174
GS6 Class	$51	$355
GS8 Class	$82	$447

The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

*	The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2008. Thus, the 3 Years example reflects the waiver and reimbursement only for the first year.

Prospectus	15

The MyDestination 2025 Fund Summary

What are the Date Target Funds?

Each Date Target Fund is a “fund of funds.” It invests primarily in a diversified mix of the Select Funds based on an asset allocation that gradually reduces stock exposure and increases bond exposure as the targeted retirement date approaches. The Investment Adviser believes blending asset classes, investment styles, and money managers may reduce risk over the long term.

Portfolio Description

Investment Objective	• The MyDestination 2025 Fund seeks the highest total return over time consistent with its asset mix. Total return includes capital appreciation and income.

Principal Investment Strategies

•    The Fund, primarily through investments in the Select Funds, is managed to the specific retirement year included in its name by adjusting the percentage of fixed income securities and the percentage of equity securities to become more conservative each year until reaching the year approximately fifteen years after the retirement year.

•    The Fund’s strategy is to pursue the maximum amount of capital growth, consistent with a reasonable amount of risk, during a shareholder’s pre-retirement and early retirement years, and to adjust adjusting the Fund’s asset mix to increase exposure to investments in fixed-income securities and short-term bonds until fifteen years after the target retirement year.

•    The Fund’s assets will be transferred to the Flexible Income Fund (see page 31) approximately fifteen years after the retirement year. The Flexible Income Fund seeks current income and modest capital appreciation.

•    The Investment Adviser uses the following target percentages in allocating the Fund’s assets among the Select Funds as of May 1, 2007.

	20 Years Before	10 Years Before	Retire- ment*	5 Years After	10 Years After	15 Years After
Asset Class	2025	2025	2025
Bond Select Funds**	15.00%	24.50%	29.50%	39.50%	54.00%	75.00%
U.S. Equity Select Funds	55.50%	47.50%	37.50%	31.50%	25.00%	19.00%
Non-U.S. Equity Select Fund	22.50%	16.50%	12.50%	10.50%	8.00%	6.00%
REITs	7.00%	6.50%	5.50%	3.50%	2.00%	—
TIPS	—	5.00%	15.00%	15.00%	11.00%	—
Select Fund
Equity Index	4.00%	3.25%	3.25%	3.00%	2.50%	1.00%
Real Estate Securities	7.00%	6.50%	5.50%	3.50%	2.00%	—
Value Equity	21.75%	19.50%	15.00%	12.50%	10.00%	8.00%
Growth Equity	21.75%	19.50%	15.00%	12.50%	10.00%	8.00%
Small Cap Equity	8.00%	5.25%	4.25%	3.50%	2.50%	2.00%
International Equity	22.50%	16.50%	12.50%	12.50%	8.00%	6.00%
Money Market	—	—	—	—	—	2.00%
Low-Duration Bond	—	4.50%	10.50%	18.50%	40.00%	73.00%
Medium-Duration Bond	3.75%	9.50%	13.00%	18.50%	14.00%	—
Extended-Duration Bond	3.75%	4.50%	2.50%	1.00%	—	—
Global Bond	7.50%	6.00%	3.50%	1.50%	—	—

*      The retirement year assumes that an investor retires at age 65.

**    These target allocations may include investment grade and high yield fixed income classes and may include foreign and domestic investments.

16	GuideStone Funds

•    The following graph illustrates how the Fund’s asset allocation will vary over time. Generally, the Fund’s allocation will gradually shift from an emphasis on equity investments to an emphasis on fixed income securities. The asset allocations for the Fund are as of May 1, 2007.

•    The Investment Adviser establishes the asset mix of the Fund and selects the underlying investments in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Select Funds, as well as its outlook for the economy and financial markets.

•    Target allocations represent the Fund’s current target for investments. Actual allocations may differ from the target due to market fluctuations and other factors. The target allocations generally are not expected to vary from those shown by more than plus or minus 15 percentage points. For example, a target allocation of 20% could vary between 5% and 30%. Although the Investment Adviser will not generally vary beyond the 15 percentage point allocation range, the Investment Adviser may at times determine in light of market and economic conditions that this range should be exceeded to protect the Fund or help achieve its objective. The Investment Adviser may change the asset allocations and target ranges and may add or eliminate new or existing Select Funds or other investments without shareholder approval.

•    The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds and allocation targets.

See “Additional Investment & Risk Information” for more about the Fund’s investments. This prospectus also includes a summary of each of the Select Funds in which the Fund may invest.

Principal Risks

The Fund is subject to the following principal risks. The Fund’s principal risks will change depending on the asset mix of the Select Funds in which it invests. Other risks are described under “Additional Investment & Risk Information.”

•    The Fund’s value will go up and down in response to changes in the share prices of the Select Funds and other investments that it owns. There is no guarantee that the Fund’s investments will increase in value. Therefore, it is possible for you to lose money by investing in the Fund.

Prospectus	17

•    Because the Fund owns shares of Select Funds that invest in bonds and other fixed income securities, the Fund’s value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed income securities fall and vice versa. Other factors may affect fixed income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by the Fund will also vary with changes in interest rates and other economic factors.

•    There is a risk that the issuer of a fixed income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.

•    To the extent the Fund owns shares of Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.

•    Because the Fund owns shares of Select Funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.

•    Investment by a Select Fund in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

•    Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments held by Select Funds in which the Fund invests.

•    To the extent the Fund owns Select Funds that buy investments in real estate, the Fund’s value will fluctuate due to factors affecting the real estate market, including, among others, overbuilding, change in rental fees, limited diversification and change in laws.

18	GuideStone Funds

Performance

The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, total return information will be presented.

Fees and Expenses

What are fund expenses?

Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund’s expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the MyDestination 2025 Fund.

	GS4 Class	GS6 Class	GS8 Class

Shareholder Fees	None	None	None
(Fees paid directly from your investment)
Annual Fund Operating Expenses
(Expenses that are deducted from fund assets)
Management fee	0.10%	0.10%	0.10%
Distribution (12b-1) fee	None	0.10%	0.30%
Other expenses (1)	0.58%	1.16%	1.25%

Total Fund operating expenses	0.68%	1.36%	1.65%
Fee waiver and expense reimbursement (2)	(0.48%)	(0.86%)	(0.85%)

Net Fund operating expenses	0.20%	0.50%	0.80%
Acquired Fund fees and expenses (Select Funds) (3)	1.02%	1.02%	1.02%

Net Fund operating expenses and Acquired Fund fees and expenses	1.22%	1.52%	1.82%

(1)	“Other expenses” are estimated for the current fiscal year and include blue sky, printing, transfer agency fees and shareholder servicing fees, which are class specific.

(2)	The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total Fund operating expenses to 0.20% for the GS4 Class, 0.50% for the GS6 Class and 0.80% for the GS8 Class. This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2008. If expenses fall below the levels noted above within three years after the Investment Adviser has made such a waiver or reimbursement, the Fund may repay the Investment Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and such expense limitation does not exceed the limitation in place during the year in which the waivers were originally incurred.

(3)	The Fund’s shareholders indirectly bear the expenses of the GS4 Class shares of the Select Funds in which the Fund invests. These indirect expenses are based on the Fund’s current target allocation among the Select Funds and the actual expenses of the GS4 Class shares of the Select Funds for the fiscal year ended December 31, 2006. For the expense ratio of the GS4 Class of each of the Select Funds, see the fee tables of the Select Funds in this Prospectus.

Prospectus	19

Example

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

•	You reinvested all dividends and other distributions.

•	The Fund’s average annual return was 5%.

•	The Fund’s operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years*
GS4 Class	$20	$170
GS6 Class	$51	$348
GS8 Class	$82	$440

The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

*	The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2008. Thus, the 3 Years example reflects the waiver and reimbursement only for the first year.

20	GuideStone Funds

The MyDestination 2035 Fund Summary

What are the Date Target Funds?

Each Date Target Fund is a “fund of funds.” It invests primarily in a diversified mix of the Select Funds based on an asset allocation that gradually reduces stock exposure and increases bond exposure as the targeted retirement date approaches. The Investment Adviser believes blending asset classes, investment styles, and money managers may reduce risk over the long term.

Portfolio Description

Investment Objective	• The MyDestination 2035 Fund seeks the highest total return over time consistent with its asset mix. Total return includes capital appreciation and income.

Principal Investment Strategies

•    The Fund, primarily through investments in the Select Funds, is managed to the specific retirement year included in its name by adjusting the percentage of fixed income securities and the percentage of equity securities to become more conservative each year until reaching the year approximately fifteen years after the retirement year.

•    The Fund’s strategy is to pursue the maximum amount of capital growth, consistent with a reasonable amount of risk, during a shareholder’s pre-retirement and early retirement years, and to adjust the Fund’s asset mix to increase exposure to investments in fixed-income securities and short-term bonds until fifteen years after the target retirement year.

•    The Fund’s assets will be transferred to the Flexible Income Fund (see page 31) approximately fifteen years after the retirement year. The Flexible Income Fund seeks current income and modest capital appreciation.

•    The Investment Adviser uses the following target percentages in allocating the Fund’s assets among the Select Funds as of May 1, 2007.

	30 Years Before	20 Years Before	10 Years Before	Retire- ment*	5 Years After	10 Years After	15 Years After
Asset Class	2035	2035	2035	2035
Bond Select Funds**	3.50%	15.00%	24.50%	29.50%	39.50%	54.00%	75.00%
U.S. Equity Select Funds	61.75%	55.50%	47.50%	37.50%	31.50%	25.00%	19.00%
Non-U.S. Equity Select Fund	26.25%	22.50%	16.50%	12.50%	10.50%	8.00%	6.00%
REITs	8.50%	7.00%	6.50%	5.50%	3.50%	2.00%	—
TIPS	—	—	5.00%	15.00%	15.00%	11.00%	—
Select Fund
Equity Index	4.75%	4.00%	3.25%	3.25%	3.00%	2.50%	1.00%
Real Estate Securities	8.50%	7.00%	6.50%	5.50%	3.50%	2.00%	—
Value Equity	23.75%	21.75%	19.50%	15.00%	12.50%	10.00%	8.00%
Growth Equity	23.75%	21.75%	19.50%	15.00%	12.50%	10.00%	8.00%
Small Cap Equity	9.50%	8.00%	5.25%	4.25%	3.50%	2.50%	2.00%
International Equity	26.25%	22.50%	16.50%	12.50%	12.50%	8.00%	6.00%
Money Market	—	—	—	—	—	—	2.00%
Low-Duration Bond	—	—	4.50%	10.50%	18.50%	40.00%	73.00%
Medium-Duration Bond	—	3.75%	9.50%	13.00%	18.50%	14.00%	—
Extended-Duration Bond	—	3.75%	4.50%	2.50%	1.00%	—	—
Global Bond	3.50%	7.50%	6.00%	3.50%	1.50%	—	—

*      The retirement year assumes that an investor retires at age 65.

**    These target allocations may include investment grade and high yield fixed income classes and may include foreign and domestic investments.

Prospectus	21

•    The following graph illustrates how the Fund’s asset allocation will vary over time. Generally, the Fund’s allocation will gradually shift from an emphasis on equity investments to an emphasis on fixed-income securities. The asset allocations for the Fund are as of May 1, 2007.

•    The Investment Adviser establishes the asset mix of the Fund and selects the underlying investments in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Select Funds, as well as its outlook for the economy and financial markets.

•    Target allocations represent the Fund’s current target for investments. Actual allocations may differ from the target due to market fluctuations and other factors. The target allocations generally are not expected to vary from those shown by more than plus or minus 15 percentage points. For example, a target allocation of 20% could vary between 5% and 30%. Although the Investment Adviser will not generally vary beyond the 15 percentage point allocation range, the Investment Adviser may at times determine in light of market and economic conditions that this range should be exceeded to protect the Fund or help achieve its objective. The Investment Adviser may change the asset allocations and target ranges and may add or eliminate new or existing Select Funds or other investments without shareholder approval.

•    The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds and allocation targets.

See “Additional Investment & Risk Information” for more about the Fund’s investments. This prospectus also includes a summary of each of the Select Funds in which the Fund may invest.

Principal Risks

The Fund is subject to the following principal risks. The Fund’s principal risks will change depending on the asset mix of the Select Funds in which it invests. Other risks are described under “Additional Investment & Risk Information.”

•    The Fund’s value will go up and down in response to changes in the share prices of the Select Funds and other investments that it owns. There is no guarantee that the Fund’s investments will increase in value. Therefore, it is possible for you to lose money by investing in the Fund.

22	GuideStone Funds

•    Because the Fund owns shares of Select Funds that invest in bonds and other fixed income securities, the Fund’s value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed income securities fall and vice versa. Other factors may affect fixed income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by the Fund will also vary with changes in interest rates and other economic factors.

•    There is a risk that the issuer of a fixed income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.

•    To the extent the Fund owns shares of Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.

•    Because the Fund owns shares of Select Funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.

•    Investment by a Select Fund in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

•    Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments held by Select Funds in which the Fund invests.

•    Because the Fund owns shares of Select Funds that invest in small companies, the Fund is subject to risks presented by investments in small companies. An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.

•    To the extent the Fund owns Select Funds that buy investments in real estate, the Fund’s value will fluctuate due to factors affecting the real estate market, including, among others, overbuilding, change in rental fees, limited diversification and change in laws.

Prospectus	23

Performance

The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, total return information will be presented.

Fees and Expenses

What are fund expenses?

Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund’s expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the MyDestination 2035 Fund.

	GS4 Class	GS6 Class	GS8 Class

Shareholder Fees	None	None	None
(Fees paid directly from your investment)
Annual Fund Operating Expenses
(Expenses that are deducted from fund assets)
Management fee	0.10%	0.10%	0.10%
Distribution (12b-1) fee	None	0.10%	0.30%
Other expenses (1)	0.76%	1.32%	1.41%

Total Fund operating expenses	0.86%	1.52%	1.81%
Fee waiver and expense reimbursement (2)	(0.66%)	(1.02%)	(1.01%)

Net Fund operating expenses	0.20%	0.50%	0.80%
Acquired Fund fees and expenses (Select Funds) (3)	1.03%	1.03%	1.03%

Net Fund operating expenses and Acquired Fund fees and expenses	1.23%	1.53%	1.83%

(1)	“Other expenses” are estimated for the current fiscal year and include blue sky, printing, transfer agency fees and shareholder servicing fees, which are class specific.

(2)	The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total Fund operating expenses to 0.20% for the GS4 Class, 0.50% for the GS6 Class and 0.80% for the GS8 Class. This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2008. If expenses fall below the levels noted above within three years after the Investment Adviser has made such a waiver or reimbursement, the Fund may repay the Investment Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and such expense limitation does not exceed the limitation in place during the year in which the waivers were originally incurred.

(3)	The Fund’s shareholders indirectly bear the expenses of the GS4 Class shares of the Select Funds in which the Fund invests. These indirect expenses are based on the Fund’s current target allocation among the Select Funds and the actual expenses of the GS4 Class shares of the Select Funds for the fiscal year ended December 31, 2006. For the expense ratio of the GS4 Class of each of the Select Funds, see the fee tables of the Select Funds in this prospectus.

24	GuideStone Funds

Example

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

•	You reinvested all dividends and other distributions.

•	The Fund’s average annual return was 5%.

•	The Fund’s operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years*
GS4 Class	$20	$209
GS6 Class	$51	$383
GS8 Class	$82	$475

The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

*	The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2008. Thus, the 3 Years example reflects the waiver and reimbursement only for the first year.

Prospectus	25

The MyDestination 2045 Fund Summary

What are the Date Target Funds?

Each Date Target Fund is a “fund of funds.” It invests primarily in a diversified mix of the Select Funds based on an asset allocation that gradually reduces stock exposure and increases bond exposure as the targeted retirement date approaches. The Investment Adviser believes blending asset classes, investment styles, and money managers may reduce risk over the long term.

Portfolio Description

Investment Objective	• The MyDestination 2045 Fund seeks the highest total return over time consistent with its asset mix. Total return includes capital appreciation and income.

Principal Investment Strategies

•    The Fund, primarily through investments in the Select Funds, is managed to the specific retirement year included in its name by adjusting the percentage of fixed income securities and the percentage of equity securities to become more conservative each year until reaching the year approximately fifteen years after the retirement year.

•    The Fund’s strategy is to pursue the maximum amount of capital growth, consistent with a reasonable amount of risk, during a shareholder’s pre-retirement and early retirement years, and to adjust adjusting the Fund’s asset mix to increase exposure to investments in fixed-income securities and short-term bonds until fifteen years after the target retirement year.

•    The Fund’s assets will be transferred to the Flexible Income Fund (see page 31) approximately fifteen years after the retirement year. The Flexible Income Fund seeks current income and modest capital appreciation.

•    The Investment Adviser uses the following target percentages in allocating the Fund’s assets among the Select Funds as of May 1, 2007.

	40 Years Before	30 Years Before	20 Years Before	10 Years Before	Retire- ment*	5 Years After	10 Years After	15 Years After
Asset Class	2045	2035	2025	2015	2005
Bond Select Funds**	—	3.50%	15.00%	24.50%	29.50%	39.50%	54.00%	75.00%
U.S. Equity Select Funds	63.00%	61.75%	55.50%	47.50%	37.50%	31.50%	25.00%	19.00%
Non-U.S. Equity Select Fund	27.00%	26.25%	22.50%	16.50%	12.50%	10.50%	8.00%	6.00%
REITs	10.00%	8.50%	7.00%	6.50%	5.50%	3.50%	2.00%	—
TIPS	—	—	—	5.00%	15.00%	15.00%	11.00%	—
Select Fund
Equity Index	5.00%	4.75%	4.00%	3.25%	3.25%	3.00%	2.50%	1.00%
Real Estate Securities	10.00%	8.50%	7.00%	6.50%	5.50%	3.50%	2.00%	—
Value Equity	24.00%	23.75%	21.75%	19.50%	15.00%	12.50%	10.00%	8.00%
Growth Equity	24.00%	23.75%	21.75%	19.50%	15.00%	12.50%	10.00%	8.00%
Small Cap Equity	10.00%	9.50%	8.00%	5.25%	4.25%	3.50%	2.50%	2.00%
International Equity	27.00%	26.25%	22.50%	16.50%	12.50%	10.50%	8.00%	6.00%
Money Market	—	—	—	—	—	—	—	2.00%
Low-Duration Bond	—	—	—	4.50%	10.50%	18.50%	40.00%	73.00%
Medium-Duration Bond	—	—	3.75%	9.50%	13.00%	18.50%	14.00%	—
Extended-Duration Bond	—	—	3.75%	4.50%	2.50%	1.00%	—	—
Global Bond Fund	—	3.50%	7.50%	6.00%	3.50%	1.50%	—	—

*      The retirement year assumes that an investor retires at age 65.

**    These target allocations may include investment grade and high yield fixed income classes and may include foreign and domestic investments.

26	GuideStone Funds

•    The following graph illustrates how the Fund’s asset allocation will vary over time. Generally, the Fund’s allocation will gradually shift from an emphasis on equity investments to an emphasis on bond investments. The asset allocations for the Fund are as of May 1, 2007.

•    The Investment Adviser establishes the asset mix of the Fund and selects the underlying investments in which to invest using its proprietary investment process, which is based on fundamental research regarding the investment characteristics of each asset class and the Select Funds, as well as its outlook for the economy and financial markets.

•    Target allocations represent the Fund’s current target for investments. Actual allocations may differ from the target due to market fluctuations and other factors. The target allocations generally are not expected to vary from those shown by more than plus or minus 15 percentage points. For example, a target allocation of 20% could vary between 5% and 30%. Although the Investment Adviser will not generally vary beyond the 15 percentage point allocation range, the Investment Adviser may at times determine in light of market and economic conditions that this range should be exceeded to protect the Fund or help achieve its objective. The Investment Adviser may change the asset allocations and target ranges and may add or eliminate new or existing Select Funds or other investments without shareholder approval.

•    The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds and allocation targets.

See “Additional Investment & Risk Information” for more about the Fund’s investments. This prospectus also includes a summary of each of the Select Funds in which the Fund may invest.

Principal Risks

The Fund is subject to the following principal risks. The Fund’s principal risks will change depending on the asset mix of the Select Funds in which it invests. Other risks are described under “Additional Investment & Risk Information.”

•    The Fund’s value will go up and down in response to changes in the share prices of the Select Funds and other investments that it owns. There is no guarantee that the Fund’s investments will increase in value. Therefore, it is possible for you to lose money by investing in the Fund.

Prospectus	27

•    Because the Fund owns shares of Select Funds that invest in bonds and other fixed income securities, the Fund’s value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed income securities fall and vice versa. Other factors may affect fixed income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by the Fund will also vary with changes in interest rates and other economic factors.

•    There is a risk that the issuer of a fixed income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.

•    To the extent the Fund owns shares of Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.

•    Because the Fund owns shares of Select Funds that invest in foreign issuers, the Fund is subject to risks presented by investments in such issuers. Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.

•    Investment by a Select Fund in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

•    Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments held by Select Funds in which the Fund invests.

•    Because the Fund owns shares of Select Funds that invest in small companies, the Fund is subject to risks presented by investments in small companies. An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.

•    To the extent the Fund owns Select Funds that buy investments in real estate, the Fund’s value will fluctuate due to factors affecting the real estate market, including, among others, overbuilding, change in rental fees, limited diversification and change in laws.

28	GuideStone Funds

Performance

The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, total return information will be presented.

Fees and Expenses

What are fund expenses?

Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund’s expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the MyDestination 2045 Fund.

	GS4 Class	GS6 Class	GS8 Class

Shareholder Fees	None	None	None
(Fees paid directly from your investment)
Annual Fund Operating Expenses
(Expenses that are deducted from fund assets)
Management fee	0.10%	0.10%	0.10%
Distribution (12b-1) fee	None	0.10%	0.30%
Other expenses (1)	1.26%	1.72%	1.81%

Total Fund operating expenses	1.36%	1.92%	2.21%
Fee waiver and expense reimbursement (2)	(1.16%)	(1.42%)	(1.41%)

Net Fund operating expenses	0.20%	0.50%	0.80%
Acquired Fund fees and expenses (Select Funds) (3)	1.04%	1.04%	1.04%

Net Fund operating expenses and Acquired Fund fees and expenses	1.24%	1.54%	1.84%

(1)	“Other expenses” are estimated for the current fiscal year and include blue sky, printing, transfer agency fees and shareholder servicing fees, which are class specific.

(2)	The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total Fund operating expenses to 0.20% for the GS4 Class, 0.50% for the GS6 Class and 0.80% for the GS8 Class. This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2008. If expenses fall below the levels noted above within three years after the Investment Adviser has made such a waiver or reimbursement, the Fund may repay the Investment Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and such expense limitation does not exceed the limitation in place during the year in which the waivers were originally incurred.

(3)	The Fund’s shareholders indirectly bear the expenses of the GS4 Class shares of the Select Funds in which the Fund invests. These indirect expenses are based on the Fund’s current target allocation among the Select Funds and the actual expenses of the GS4 Class shares of the Select Funds for the fiscal year ended December 31, 2006. For the expense ratio of the GS4 Class of each of the Select Funds, see the fee tables of the Select Funds in this Prospectus.

Prospectus	29

Example

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

•	You reinvested all dividends and other distributions.

•	The Fund’s average annual return was 5%.

•	The Fund’s operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years*
GS4 Class	$20	$319
GS6 Class	$51	$471
GS8 Class	$82	$562

The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

*	The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2008. Thus, the 3 Years example reflects the waiver and reimbursement only for the first year.

30	GuideStone Funds

The Blended Funds

The Flexible Income Fund Summary

What are the Blended Funds?

Each Blended Fund is a “fund of funds.” It invests in a different mix of the Select Funds to meet a specified investment strategy. The Investment Adviser believes blending investment styles and money managers may reduce risk over the long term.

Portfolio Description

Investment Objective	• The Flexible Income Fund seeks current income and modest capital appreciation.

Principal Investment Strategies

•    The Fund, through investments in the Select Funds, combines a greater percentage of fixed income securities with a smaller percentage of equity securities.

•    The Investment Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds.

	Asset Class	Target	Range
	Bond Select Funds	75%	60-90%
	U.S. Equity Select Funds	19%	10-30%
	Non-U.S. Equity Select Fund	6%	2-15%
	Select Fund
	Equity Index	1%	0-10%
	Value Equity	8%	2-15%
	Growth Equity	8%	2-15%
	Small Cap Equity	2%	0-10%
	International Equity	6%	2-15%
	Money Market	2%	0-10%
	Low-Duration Bond	73%	60-90%

•    Target allocations represent the Fund’s current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Investment Adviser may change these target allocations and ranges from time to time without shareholder approval.

•    The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds.

See “Additional Investment & Risk Information” for more about the Fund’s investments. This prospectus also includes a summary of each of the Select Funds in which the Fund may invest.

Prospectus	31

Principal Risks

The Fund is subject to the following principal risks. Other risks are described under “Additional Investment & Risk Information.”

•    The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Select Funds or the underlying investments made by the Select Funds will increase in value. Therefore, it is possible for you to lose money by investing in the Fund.

•    Because the Fund owns Select Funds that buy bonds and other fixed income securities, the Fund’s value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed income securities fall and vice versa. Other factors may affect fixed income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by a Select Fund will also vary with changes in interest rates and other economic factors.

•    There is a risk that the issuer of a fixed income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.

•    To the extent the Fund owns Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.

•    Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.

•    Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments.

32	GuideStone Funds

Performance

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Fund’s GS4 Class shares. Different classes of the same Fund will generally have substantially similar returns because the shares are invested in the same portfolio of securities. Annual returns of different classes of the same Fund will differ from each other only to the extent that the classes have different expenses (including Rule 12b-1 fees). The table below shows the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, and the performance of broad-based and composite indexes. The table also shows the Fund’s GS6 Class and GS8 Class returns, before taxes, averaged over certain periods of time. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Best and Worst Quarterly Returns, GS4 Class Shares (for the periods reflected in the chart above)

	Return	Quarter/Year
Highest return/best quarter	4.77%	2/2003
Lowest return/worst quarter	(3.13%)	3/2002

Average Annual Total Returns as of December 31, 2006

	1 Year	5 Years	Since Inception (1)
Flexible Income Fund
GS4 Class returns before taxes	5.99%	4.40%	4.26%
GS4 Class returns after taxes on distributions (2)	4.73%	3.19%	2.99%
GS4 Class returns after taxes on distributions and sale of Fund shares (2)	4.17%	3.19%	3.02%
GS6 Class returns before taxes	5.66%	4.12%	3.98%
GS8 Class returns before taxes	5.36%	N/A	4.46%
Composite Index (reflects no deduction for fees, expenses or taxes) (3)	7.43%	4.60%	4.56%
Merrill Lynch 1-3 Year Treasury Index (reflects no deduction for fees, expenses or taxes) (4)	3.96%	2.82%	3.14%

(1)	Inception date of the Fund is August 27, 2001. Inception date of the GS8 Class is November 8, 2004.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts.

(3)

The Composite Index is comprised of the Russell 3000® Index, the MSCI ACWI (All Country World Index) Ex-U.S. IndexSM benchmark and the Merrill Lynch 1-3 Yr. Treasury Index, weighted 19%, 6% and 75%, respectively. The Russell 3000® Index is composed of 2959 large U.S. companies. This portfolio of securities represents approximately 98% of the investable U.S. equity market. The MSCI ACWI (All Country World Index) Ex-U.S. IndexSM is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed (Ex-U.S.) and emerging markets. As of May 2007 the MSCI ACWI Ex-U.S. consisted of the following developed and emerging market country indices: Argentina, Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Jordan, Korea, Malaysia, Mexico, Morocco, Netherlands, New Zealand, Norway, Pakistan, Peru, Philippines, Poland, Portugal, Russia, Singapore Free, South Africa, Spain, Sri Lanka, Sweden, Switzerland, Taiwan, Thailand, Turkey, the United Kingdom and Venezuela. The Merrill Lynch 1-3 Year Treasury Index is composed of all U.S. Treasury Notes and Bonds with maturities greater than or equal to one year and less than three years.

(4)	The Merrill Lynch 1-3 Year Treasury Index is composed of all U.S. Treasury Notes and Bonds with maturities greater than or equal to one year and less than three years.

Prospectus	33

Fees and Expenses

What are fund expenses?

Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund’s expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Flexible Income Fund’s GS4 Class, GS6 Class and GS8 Class.

	GS4 Class	GS6 Class	GS8 Class

Shareholder Fees	None	None	None
(Fees paid directly from your investment)
Annual Fund Operating Expenses
(Expenses that are deducted from fund assets)
Management fee	0.10%	0.10%	0.10%
Distribution (12b-1) fee (1)	None	0.10%	0.30%
Other expenses (2)	0.08%	0.33%	0.52%

Total Fund operating expenses	0.18%	0.53%	0.92%
Fee waiver and expense reimbursement (3)	(0.05%)	(0.03%)	(0.12%)

Net Fund operating expenses	0.13%	0.50%	0.80%
Acquired Fund fees and expenses (Select Funds) (4)	0.70%	0.70%	0.70%

Net Fund operating expenses and Acquired Fund fees and expenses	0.83%	1.20%	1.50%

(1)	The Fund invests in the GS4 Class shares of certain Select Funds, which charge a shareholder service and recordkeeping fee of 0.19%. This fee is in addition to the distribution (12b-1) fee described above.

(2)	“Other expenses” include blue sky, printing, transfer agency fees and shareholder servicing fees, which are class specific.

(3)	The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total Fund operating expenses to 0.13% for the GS4 Class, 0.50% for the GS6 Class and 0.80% for the GS8 Class. This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2008. If expenses fall below the levels noted above within three years after the Investment Adviser has made such a waiver or reimbursement, the Fund may repay the Investment Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and such expense limitation does not exceed the limitation in place during the year in which the waivers were originally incurred.

(4)	The Fund’s shareholders indirectly bear the expenses of the GS4 Class shares of the Select Funds in which the Fund invests. These indirect expenses are based on the Fund’s current target allocation among the Select Funds and the actual expenses of the GS4 Class shares of the Select Funds for the fiscal year ended December 31, 2006. For the expense ratio of the GS4 Class of each of the Select Funds, see the fee tables of the Select Funds in this Prospectus.

34	GuideStone Funds

Example

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

•	You reinvested all dividends and other distributions.

•	The Fund’s average annual return was 5%.

•	The Fund’s operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years*	5 Years*	10 Years*
GS4 Class	$13	$53	$97	$225
GS6 Class	$51	$167	$293	$663
GS8 Class	$82	$282	$499	$1,125

The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

*	The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2008. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement only for the first year.

Prospectus	35

The Growth & Income Fund Summary

What are the Blended Funds?

Each Blended Fund is a “fund of funds.” It invests in a different mix of the Select Funds to meet a specified investment strategy. The Investment Adviser believes blending investment styles and money managers may reduce risk over the long term.

Portfolio Description

Investment Objective	• The Growth & Income Fund seeks moderate capital appreciation with current income.

Principal Investment Strategies

•      The Fund, through investments in the Select Funds, combines approximately equal percentages of fixed income securities with equity securities.

•      The Investment Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds.

	Asset Class	Target	Range
	Bond Select Funds	50%	35-65%
	U.S. Equity Select Funds	37%	25-50%
	Non-U.S. Equity Select Fund	13%	5-20%
	Select Fund
	Equity Index	3%	0-10%
	Value Equity	15%	5-25%
	Growth Equity	15%	5-25%
	Small Cap Equity	4%	0-10%
	International Equity	13%	5-20%
	Money Market	2%	0-10%
	Low-Duration Bond	13%	5-25%
	Medium-Duration Bond	25%	15-35%
	Extended-Duration Bond	10%	5-20%

•    Target allocations represent the Fund’s current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Investment Adviser may change these target allocations and ranges from time to time without shareholder approval.

•    The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds.

See “Additional Investment & Risk Information” for more about the Fund’s investments. This prospectus also includes a summary of each of the Select Funds in which the Fund may invest.

36	GuideStone Funds

Principal Risks

The Fund is subject to the following principal risks. Other risks are described under “Additional Investment & Risk Information.”

•    The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Select Funds or the underlying investments made by the Select Funds will increase in value. Therefore, it is possible for you to lose money by investing in the Fund.

•    Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.

•    Because the Fund owns Select Funds that buy bonds and other fixed income securities, the Fund’s value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed income securities fall and vice versa. Other factors may affect fixed income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by a Select Fund will also vary with changes in interest rates and other economic factors.

•    There is a risk that the issuer of a fixed income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.

•    Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.

•    Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments.

•    Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

Prospectus	37

Performance

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Fund’s GS4 Class shares. Different classes of the same Fund will generally have substantially similar returns because the shares are invested in the same portfolio of securities. Annual returns of different classes of the same Fund will differ from each other only to the extent that the classes have different expenses (including Rule 12b-1 fees). The table below shows the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, and the performance of broad-based and composite indexes. The table also shows the Fund’s GS6 Class and GS8 Class returns, before taxes, averaged over certain periods of time. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Best and Worst Quarterly Returns, GS4 Class Shares (for the periods reflected in the chart above)

	Return	Quarter/Year
Highest return/best quarter	9.92%	2/2003
Lowest return/worst quarter	(7.74%)	3/2002

Average Annual Total Returns as of December 31, 2006

	1 Year	5 Years	Since Inception (1)
Growth & Income Fund
GS4 Class returns before taxes	8.78%	7.20%	6.62%
GS4 Class returns after taxes on distributions (2)	7.41%	5.80%	5.19%
GS4 Class returns after taxes on distributions and sale of Fund shares (2)	6.42%	5.56%	5.02%
GS6 Class returns before taxes	8.30%	6.86%	6.29%
GS8 Class returns before taxes	8.03%	N/A	7.95%
Composite Index (reflects no deductions for fees, expenses or taxes) (3)	11.29%	7.56%	6.96%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes) (4)	15.72%	7.17%	6.63%

(1)	Inception date of the Fund is August 27, 2001. Inception date of the GS8 Class is November 8, 2004.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts.

(3)

The Composite Index is comprised of the Russell 3000® Index, the MSCI ACWI (All Country World Index) Ex-U.S. IndexSM benchmark and the Lehman Brothers Aggregate Bond Index, weighted 37%, 13% and 50%, respectively. The Russell 3000® Index is composed of 2959 large U.S. companies. This portfolio of securities represents approximately 98% of the investable U.S. equity market. The MSCI ACWI (All Country World Index) Ex-U.S. IndexSM is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed (Ex-U.S.) and emerging markets. As of May 2007 the MSCI ACWI Ex-U.S. consisted of the following developed and emerging market country indices: Argentina, Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Jordan, Korea, Malaysia, Mexico, Morocco, Netherlands, New Zealand, Norway, Pakistan, Peru, Philippines, Poland, Portugal, Russia, Singapore Free, South Africa, Spain, Sri Lanka, Sweden, Switzerland, Taiwan, Thailand, Turkey, the United Kingdom and Venezuela. The Lehman Brothers Aggregate Bond Index includes fixed rate debt issues rated investment grade or higher by Moody’s Investors Service, Standard and Poor’s®, or Fitch, Inc., in that order.

(4)	The Russell 3000® Index is composed of 2959 large U.S. companies, as determined by market capitalization. This portfolio of securities represents approximately 98% of the investable U.S. equity market.

38	GuideStone Funds

Fees and Expenses

What are fund expenses?

Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund’s expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Growth & Income Fund’s GS4 Class, GS6 Class and GS8 Class.

	GS4 Class	GS6 Class		GS8 Class

Shareholder Fees	None	None		None
(Fees paid directly from your investment)
Annual Fund Operating Expenses
(Expenses that are deducted from fund assets)
Management fee	0.10%	0.10%		0.10%
Distribution (12b-1) fee (1)	None	0.10%		0.30%
Other expenses (2)	0.04%	0.28%		0.47%

Total Fund operating expenses	0.14%	0.48%		0.87%
Fee waiver and expense reimbursement (3)	(0.01%)	0.00	%(4)	0.00%

Net Fund operating expenses	0.13%	0.48%		0.87%
Acquired Fund fees and expenses (Select Funds) (5)	0.81%	0.81%		0.81%

Net Fund operating expenses and Acquired Fund fees and expenses	0.94%	1.29%		1.68%

(1)	The Fund invests in the GS4 Class shares of certain Select Funds, which charge a shareholder service and recordkeeping fee of 0.19%. This fee is in addition to the distribution (12b-1) fee described above.

(2)	“Other expenses” include blue sky, printing, transfer agency fees and shareholder servicing fees, which are class specific.

(3)	The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total Fund operating expenses to 0.13% for the GS4 Class, 0.60% for the GS6 Class and to 0.90% for the GS8 Class. This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2008. If expenses fall below the levels noted above within three years after the Investment Adviser has made such a waiver or reimbursement, the Fund may repay the Investment Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and such expense limitation does not exceed the limitation in place during the year in which the waivers were originally incurred.

(4)	Due to the repayment provision referenced in footnote 3 above, the Investment Adviser was repaid a portion of expenses previously reimbursed by the Investment Adviser.

(5)	The Fund’s shareholders indirectly bear the expenses of the GS4 Class shares of the Select Funds in which the Fund invests. These indirect expenses, are based on the Fund’s current target allocation among the Select Funds and the actual expenses of the GS4 Class shares of the Select Funds for the fiscal year ended December 31, 2006. For the expense ratio of the GS4 Class of each of the Select Funds, see the fee tables of the Select Funds in this Prospectus.

Prospectus	39

Example

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

•	You reinvested all dividends and other distributions.

•	The Fund’s average annual return was 5%.

•	The Fund’s operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years*	5 Years*	10 Years*
GS4 Class	$13	$44	$78	$178
GS6 Class	$49	$154	$269	$604
GS8 Class	$89	$278	$482	$1,073

The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

*	The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2008. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement only for the first year.

40	GuideStone Funds

The Capital Opportunities Fund Summary

What are the Blended Funds?

Each Blended Fund is a “fund of funds.” It invests in a different mix of the Select Funds to meet a specified investment strategy. The Investment Adviser believes blending investment styles and money managers may reduce risk over the long term.

Portfolio Description

Investment Objective	• The Capital Opportunities Fund seeks capital appreciation with modest current income.

Principal Investment Strategies

•    The Fund, through investments in the Select Funds, combines a greater percentage of equity securities with a smaller percentage of fixed income securities.

•    The Investment Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds.

	Asset Class	Target	Range
	Bond Select Funds	25%	15-35%
	U.S. Equity Select Funds	56%	40-70%
	Non-U.S. Equity Select Fund	19%	10-30%
	Select Fund
	Equity Index	5%	2-15%
	Value Equity	23%	15-35%
	Growth Equity	23%	15-35%
	Small Cap Equity	5%	0-10%
	International Equity	19%	10-30%
	Money Market	2%	0-10%
	Low-Duration Bond	5%	0-10%
	Medium-Duration Bond	13%	5-25%
	Extended-Duration Bond	5%	0-10%

•    Target allocations represent the Fund’s current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Investment Adviser may change these target allocations and ranges from time to time without shareholder approval.

•    The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds.

See “Additional Investment & Risk Information” for more about the Fund’s investments. This prospectus also includes a summary of each of the Select Funds in which the Fund may invest.

Prospectus	41

Principal Risks

The Fund is subject to the following principal risks. Other risks are described under “Additional Investment & Risk Information.”

•    The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Select Funds or the underlying investments made by the Select Funds will increase in value. Therefore, it is possible for you to lose money by investing in the Fund.

•    Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.

•    To the extent the Fund owns Select Funds that buy bonds and other fixed income securities, the Fund’s value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed income securities fall and vice versa. Other factors may affect fixed income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by a Select Fund will also vary with changes in interest rates and other economic factors.

•    There is a risk that the issuer of a fixed income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.

•    Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.

•    Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments.

•    Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

42	GuideStone Funds

Performance

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Fund’s GS4 Class shares. Different classes of the same Fund will generally have substantially similar returns because the shares are invested in the same portfolio of securities. Annual returns of different classes of the same Fund will differ from each other only to the extent that the classes have different expenses (including Rule 12b-1 fees). The table below shows the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, and the performance of broad-based and composite indexes. The table also shows the Fund’s GS6 Class and GS8 Class returns, before taxes, averaged over certain periods of time. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Best and Worst Quarterly Returns, GS4 Class Shares (for the period reflected in the chart above)

	Return	Quarter/Year
Highest return/best quarter	13.43%	2/2003
Lowest return/worst quarter	(13.14%)	3/2002

Average Annual Total Returns as of December 31, 2006

	1 Year	5 Years	Since Inception (1)
Capital Opportunities Fund
GS4 Class returns before taxes	11.03%	8.02%	7.14%
GS4 Class returns after taxes on distributions (2)	9.63%	7.03%	6.16%
GS4 Class returns after taxes on distributions and sale of Fund shares (2)	8.30%	6.54%	5.75%
GS6 Class returns before taxes	10.58%	7.57%	6.73%
GS8 Class returns before taxes	10.24%	N/A	10.41%
Composite Index (reflects no deduction for fees, expenses or taxes) (3)	14.81%	8.58%	7.65%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes) (4)	15.72%	7.17%	6.63%

(1)	Inception date of the Fund is August 27, 2001. Inception date of the GS8 Class is November 8, 2004.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts.

(3)

The Composite Index is comprised of the Russell 3000® Index, the MSCI ACWI (All Country World Index) Ex-U.S. IndexSM benchmark and the Lehman Brothers Aggregate Bond Index, weighted 56%, 19% and 25%, respectively. The Russell 3000® Index is composed of 2959 large U.S. companies. This portfolio of securities represents approximately 98% of the investable U.S. equity market. The MSCI ACWI (All Country World Index) Ex-U.S. IndexSM is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed (Ex-U.S.) and emerging markets. As of May 2007 the MSCI ACWI Ex-U.S. consisted of the following developed and emerging market country indices: Argentina, Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Jordan, Korea, Malaysia, Mexico, Morocco, Netherlands, New Zealand, Norway, Pakistan, Peru, Philippines, Poland, Portugal, Russia, Singapore Free, South Africa, Spain, Sri Lanka, Sweden, Switzerland, Taiwan, Thailand, Turkey, the United Kingdom and Venezuela. The Lehman Brothers Aggregate Bond Index includes fixed rate debt issues rated investment grade or higher by Moody’s Investors Service, Standard and Poor’s®, or Fitch, Inc., in that order.

(4)	The Russell 3000® Index is composed of 2959 large U.S. companies, as determined by market capitalization. This portfolio of securities represents approximately 98% of the investable U.S. equity market.

Prospectus	43

Fees and Expenses

What are fund expenses?

Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund’s expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Capital Opportunities Fund’s GS4 Class, GS6 Class and GS8 Class.

	GS4 Class	GS6 Class	GS8 Class

Shareholder Fees	None	None	None
(Fees paid directly from your investment)
Annual Fund Operating Expenses
(Expenses that are deducted from fund assets)
Management fee	0.10%	0.10%	0.10%
Distribution (12b-1) fee (1)	None	0.10%	0.30%
Other expenses (2)	0.04%	0.39%	0.45%

Total Fund operating expenses	0.14%	0.59%	0.85%
Fee waiver and expense reimbursement (3)	(0.01%)	(0.00%)	(0.00	%)(4)

Net Fund operating expenses	0.13%	0.59%	0.85%
Acquired Fund fees and expenses (Select Funds) (5)	0.89%	0.89%	0.89%

Net Fund operating expenses and Acquired Fund fees and expenses	1.02%	1.48%	1.74%

(1)	The Fund invests in the GS4 Class shares of certain Select Funds, which charge a shareholder service and recordkeeping fee of 0.19%. This fee is in addition to the distribution (12b-1) fee described above.

(2)	“Other expenses” include blue sky, printing, transfer agency fees and shareholder servicing fees, which are class specific.

(3)	The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total Fund operating expenses to 0.13% for the GS4 Class, 0.70% for the GS6 Class and 1.00% for the GS8 Class. This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2008. If expenses fall below the levels noted above within three years after the Investment Adviser has made such a waiver or reimbursement, the Fund may repay the Investment Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and such expense limitation does not exceed the limitation in place during the year in which the waivers were originally incurred.

(4)	Due to the repayment provision referenced in footnote 3 above, the Investment Adviser was repaid a portion of expenses previously reimbursed by the Investment Adviser.

(5)	The Fund’s shareholders indirectly bear the expenses of the GS4 Class shares of the Select Funds in which the Fund invests. These indirect expenses are based on the Fund’s current target allocation among the Select Funds and the actual expenses of the GS4 Class shares of the Select Funds for the fiscal year ended December 31, 2006. For the expense ratio of the GS4 Class of each of the Select Funds, see the fee tables of the Select Funds in this Prospectus.

44	GuideStone Funds

Example

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

•	You reinvested all dividends and other distributions.

•	The Fund’s average annual return was 5%.

•	The Fund’s operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years*	5 Years*	10 Years*
GS4 Class	$13	$44	$78	$178
GS6 Class	$60	$189	$329	$738
GS8 Class	$87	$271	$471	$1,049

The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

*	The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2008. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement only for the first year.

Prospectus	45

The Global Equity Fund Summary

What are the Blended Funds?

Each Blended Fund is a “fund of funds.” It invests in a different mix of the Select Funds to meet a specified investment strategy. The Investment Adviser believes blending investment styles and money managers may reduce risk over the long term.

Portfolio Description

Investment Objective	• The Global Equity Fund seeks capital appreciation.

Principal Investment Strategies

•    The Fund, through investments in the Select Funds, combines a greater percentage of U.S. equity securities with a smaller percentage of international equity securities.

•    The Investment Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds.

	Asset Class	Target	Range
	Bond Select Fund	2%	0-10%
	U.S. Equity Select Funds	73%	60-90%
	Non-U.S. Equity Select Fund	25%	15-35%
	Select Fund
	Equity Index	5%	0-10%
	Value Equity	30%	15-45%
	Growth Equity	30%	15-45%
	Small Cap Equity	8%	0-15%
	International Equity	25%	15-35%
	Money Market	2%	0-10%

•    Target allocations represent the Fund’s current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Investment Adviser may change these target allocations and ranges from time to time without shareholder approval.

•    The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds.

See “Additional Investment & Risk Information” for more about the Fund’s investments. This prospectus also includes a summary of each of the Select Funds in which the Fund may invest.

46	GuideStone Funds

Principal Risks

The Fund is subject to the following principal risks. Other risks are described under “Additional Investment & Risk Information.”

•    The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Select Funds or the underlying investments made by the Select Funds will increase in value. Therefore, it is possible for you to lose money by investing in the Fund.

•    Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.

•    Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.

•    Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments.

•    Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

Prospectus	47

Performance

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Fund’s GS4 Class shares. Different classes of the same Fund will generally have substantially similar returns because the shares are invested in the same portfolio of securities. Annual returns of different classes of the same Fund will differ from each other only to the extent that the classes have different expenses (including Rule 12b-1 fees). The table below shows the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, and the performance of broad-based and composite indexes. The table also shows the Fund’s GS6 Class and GS8 Class returns, before taxes, averaged over certain periods of time. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Best and Worst Quarterly Returns, GS4 Class Shares (for the period reflected in the chart above)

	Return	Quarter/Year
Highest return/best quarter	16.99%	2/2003
Lowest return/worst quarter	(18.51%)	3/2002

Average Annual Total Returns as of December 31, 2006

	1 Year	5 Years	Since Inception (1)
Global Equity Fund
GS4 Class returns before taxes	13.20%	8.65%	7.46%
GS4 Class returns after taxes on distributions (2)	11.92%	8.08%	6.91%
GS4 Class returns after taxes on distributions and sale of Fund shares (2)	9.92%	7.37%	6.33%
GS6 Class returns before taxes	12.79%	8.31%	7.19%
GS8 Class returns before taxes	12.36%	N/A	12.89%
Composite Index (reflects no deductions for fees, expenses or taxes) (3)	18.40%	9.48%	8.20%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes) (4)	15.72%	7.17%	6.63%

(1)	Inception date of the Fund is August 27, 2001. Inception date of the GS8 Class is November 8, 2004.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts.

(3)

The Composite Index is comprised of the Russell 3000® Index and the MSCI ACWI (All Country World Index) Ex-U.S. IndexSM benchmark, weighted 75% and 25%, respectively. The Russell 3000® Index is composed of 2959 large U.S. companies. This portfolio of securities represents approximately 98% of the investable U.S. Equity Market. The MSCI ACWI (All Country World Index) Ex-U.S. IndexSM is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed (Ex-U.S.) and emerging markets. As of May 2007 the MSCI ACWI Ex-U.S. consisted of the following developed and emerging market country indices: Argentina, Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Jordan, Korea, Malaysia, Mexico, Morocco, Netherlands, New Zealand, Norway, Pakistan, Peru, Philippines, Poland, Portugal, Russia, Singapore Free, South Africa, Spain, Sri Lanka, Sweden, Switzerland, Taiwan, Thailand, Turkey, the United Kingdom and Venezuela.

(4)	The Russell 3000® Index is composed of 2959 large U.S. companies, as determined by market capitalization. This portfolio of securities represents approximately 98% of the investable U.S. Equity Market.

48	GuideStone Funds

Fees and Expenses

What are fund expenses?

Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund’s expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Global Equity Fund’s GS4 Class, GS6 Class and GS8 Class.

	GS4 Class	GS6 Class	GS8 Class

Shareholder Fees	None	None	None
(Fees paid directly from your investment)
Annual Fund Operating Expenses
(Expenses that are deducted from fund assets)
Management fee	0.10%	0.10%	0.10%
Distribution (12b-1) fee (1)	None	0.10%	0.30%
Other expenses (2)	0.04%	0.27%	0.45%

Total Fund operating expenses	0.14%	0.47%	0.85%
Fee waiver and expense reimbursement (3)	(0.01%)	(0.00%)	(0.00%)

Net Fund operating expenses	0.13%	0.47%	0.85%
Acquired Fund fees and expenses (Select Funds) (4)	0.98%	0.98%	0.98%

Net Fund operating expenses and Acquired Fund fees and expenses	1.11%	1.45%	1.83%

(1)	The Fund invests in the GS4 Class shares of certain Select Funds, which charge a shareholder service and recordkeeping fee of 0.19%. This fee is in addition to the distribution (12b-1) fee described above.

(2)	“Other expenses” include blue sky, printing, transfer agency fees and shareholder servicing fees, which are class specific.

(3)	The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total Fund operating expenses to 0.13% for the GS4 Class, 0.57% for the GS6 Class and 0.87% for the GS8 Class. This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2008. If expenses fall below the levels noted above within three years after the Investment Adviser has made such a waiver or reimbursement, the Fund may repay the Investment Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and such expense limitation does not exceed the limitation in place during the year in which the waivers were originally incurred.

(4)	The Fund’s shareholders indirectly bear the expenses of the GS4 Class shares of the Select Funds in which the Fund invests. These indirect expenses, are based on the Fund’s current target allocation among the Select Funds and the actual expenses of the GS4 Class shares of the Select Funds for the fiscal year ended December 31, 2006. For the expense ratio of the GS4 Class of each of the Select Funds, see the fee tables of the Select Funds in this Prospectus.

Prospectus	49

Example

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

•	You reinvested all dividends and other distributions.

•	The Fund’s average annual return was 5%.

•	The Fund’s operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years*	5 Years*	10 Years*
GS4 Class	$13	$44	$78	$178
GS6 Class	$48	$151	$263	$591
GS8 Class	$87	$271	$471	$1,049

The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

*	The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2008. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement only for the first year.

50	GuideStone Funds

The Flexible Income Fund I Summary

What are the Blended Funds?

Each Blended Fund is a “fund of funds.” It invests in a different mix of the Select Funds to meet a specified investment strategy. The Investment Adviser believes blending investment styles and money managers may reduce risk over the long term.

Portfolio Description

Investment Objective	• The Flexible Income Fund I seeks current income and modest capital appreciation.

Principal Investment Strategies

•    The Fund, through investments in the Select Funds, combines a greater percentage of fixed income securities with a smaller percentage of equity securities.

•    The Investment Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds.

	Asset Class	Target	Range
	Bond Select Funds	75%	60-90%
	U.S. Equity Select Funds	19%	10-30%
	Non-U.S. Equity Select Fund	6%	2-15%
	Select Fund
	Equity Index	1%	0-10%
	Value Equity	8%	2-15%
	Growth Equity	8%	2-15%
	Small Cap Equity	2%	0-10%
	International Equity	6%	2-15%
	Money Market	2%	0-10%
	Low-Duration Bond	73%	60-90%

•    Target allocations represent the Fund’s current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Investment Adviser may change these target allocations and ranges from time to time without shareholder approval.

•    The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds.

See “Additional Investment & Risk Information” for more about the Fund’s investments. This prospectus also includes a summary of each of the Select Funds in which the Fund may invest.

Prospectus	51

Principal Risks

The Fund is subject to the following principal risks. Other risks are described under “Additional Investment & Risk Information.”

•    The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Select Funds or the underlying investments made by the Select Funds will increase in value. Therefore, it is possible for you to lose money by investing in the Fund.

•    Because the Fund owns Select Funds that buy bonds and other fixed income securities, the Fund’s value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed income securities fall and vice versa. Other factors may affect fixed income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by a Select Fund will also vary with changes in interest rates and other economic factors.

•    There is a risk that the issuer of a fixed income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.

•    To the extent the Fund owns Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.

•    Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.

•    Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments.

52	GuideStone Funds

Performance

The bar chart below shows the annual total returns of the Fund’s GS2 Class shares. The table below shows the Fund’s GS2 Class returns, both before and after taxes, averaged over certain periods of time, and the performance of broad-based and composite indexes. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Best and Worst Quarterly Returns, GS2 Class Shares (for the periods reflected in the chart above)

	Return	Quarter/Year
Highest return/best quarter	3.17%	4/2003
Lowest return/worst quarter	(0.78%)	1/2005

Average Annual Total Returns as of December 31, 2006

	1 Year	Since Inception (1)
Flexible Income Fund I
GS2 Class returns before taxes	6.21%	5.40%
GS2 Class returns after taxes on distributions (2)	4.20%	3.88%
GS2 Class returns after taxes on distributions and sale of Fund shares (2)	4.58%	3.87%
Composite Index (reflects no deduction for fees, expenses or taxes) (3)	7.43%	5.70%
Merrill Lynch 1-3 Year Treasury Index (reflects no deduction for fees, expenses or taxes) (4)	3.96%	2.02%

(1)	Inception date of the Fund is July 1, 2003.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts.

(3)

The Composite Index is comprised of the Russell 3000® Index, the MSCI ACWI (All Country World Index) Ex-U.S. IndexSM benchmark and the Merrill Lynch 1-3 Yr. Treasury Index, weighted 19%, 6% and 75%, respectively. The Russell 3000® Index is composed of 2959 large U.S. companies. This portfolio of securities represents approximately 98% of the investable U.S. equity market. The MSCI ACWI (All Country World Index) Ex-U.S. IndexSM is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed (Ex-U.S.) and emerging markets. As of May 2007 the MSCI ACWI Ex-U.S. consisted of the following developed and emerging market country indices: Argentina, Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Jordan, Korea, Malaysia, Mexico, Morocco, Netherlands, New Zealand, Norway, Pakistan, Peru, Philippines, Poland, Portugal, Russia, Singapore Free, South Africa, Spain, Sri Lanka, Sweden, Switzerland, Taiwan, Thailand, Turkey, the United Kingdom and Venezuela. The Merrill Lynch 1-3 Year Treasury Index is composed of all U.S. Treasury Notes and Bonds with maturities greater than or equal to one year and less than three years.

(4)	The Merrill Lynch 1-3 Year Treasury Index is composed of all U.S. Treasury Notes and Bonds with maturities greater than or equal to one year and less than three years.

Prospectus	53

Fees and Expenses

What are fund expenses?

Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund’s expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the GS2 Class of the Flexible Income Fund I.

Shareholder Fees	None
(Fees paid directly from your investment)
Annual Fund Operating Expenses
(Expenses that are deducted from fund assets)
Management fee	0.10%
Distribution (12b-1) fee	None
Other expenses (1)	0.20%

Total Fund operating expenses	0.30%
Fee waiver and expense reimbursement (2)	(0.13%)

Net Fund operating expenses	0.17%
Acquired Fund fees and expenses (Select Funds) (3)	0.54%

Net Fund operating expenses and Acquired Fund fees and expenses	0.71%

(1)	“Other expenses” include blue sky, printing and transfer agency fees.

(2)	The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total Fund operating expenses to 0.17%. This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2008. If expenses fall below the levels noted above within three years after the Investment Adviser has made such a waiver or reimbursement, the Fund may repay the Investment Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and such expense limitation does not exceed the limitation in place during the year in which the waivers were originally incurred.

(3)	The Fund’s shareholders indirectly bear the expenses of the GS4 Class shares of the Select Funds in which the Fund invests. These indirect expenses, are based on the Fund’s current target allocation among the Select Funds and the actual expenses of the GS4 Class shares of the Select Funds for the fiscal year ended December 31, 2006. For the expense ratio of the GS4 Class of each of the Select Funds, see the fee tables of the Select Funds in this Prospectus.

Example

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

•	You reinvested all dividends and other distributions.

•	The Fund’s average annual return was 5%.

•	The Fund’s operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years*	5 Years*	10 Years*
GS2 Class	$17	$83	$156	$370

The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

*	The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2008. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement only for the first year.

54	GuideStone Funds

The Growth & Income Fund I Summary

What are the Blended Funds?

Each Blended Fund is a “fund of funds.” It invests in a different mix of the Select Funds to meet a specified investment strategy. The Investment Adviser believes blending investment styles and money managers may reduce risk over the long term.

Portfolio Description

Investment Objective	• The Growth & Income Fund I seeks moderate capital appreciation with current income.

Principal Investment Strategies

•    The Fund, through investments in the Select Funds, combines approximately equal percentages of fixed income securities with equity securities.

•    The Investment Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds.

	Asset Class	Target	Range
	Bond Select Funds	50%	35-65%
	U.S. Equity Select Funds	37%	25-50%
	Non-U.S. Equity Select Fund	13%	5-20%
	Select Fund
	Equity Index	3%	0-10%
	Value Equity	15%	5-25%
	Growth Equity	15%	5-25%
	Small Cap Equity	4%	0-10%
	International Equity	13%	5-20%
	Money Market	2%	0-10%
	Low-Duration Bond	13%	5-25%
	Medium-Duration Bond	25%	15-35%
	Extended-Duration Bond	10%	5-20%

•    Target allocations represent the Fund’s current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Investment Adviser may change these target allocations and ranges from time to time without shareholder approval.

•    The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds.

See “Additional Investment & Risk Information” for more about the Fund’s investments. This prospectus also includes a summary of each of the Select Funds in which the Fund may invest.

Prospectus	55

Principal Risks

The Fund is subject to the following principal risks. Other risks are described under “Additional Investment & Risk Information.”

•    The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Select Funds or the underlying investments made by the Select Funds will increase in value. Therefore, it is possible for you to lose money by investing in the Fund.

•    Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.

•    Because the Fund owns Select Funds that buy bonds and other fixed income securities, the Fund’s value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed income securities fall and vice versa. Other factors may affect fixed income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by a Select Fund will also vary with changes in interest rates and other economic factors.

•    There is a risk that the issuer of a fixed income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.

•    Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.

•    Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments.

•    Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

56	GuideStone Funds

Performance

The bar chart below provides some indication of the Fund’s performance from year to year. The bar chart shows the annual total returns of the Fund’s GS2 Class shares. The table below shows the Fund’s GS2 Class returns, both before and after taxes, averaged over certain periods of time, and the performance of broad-based and composite indexes. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Best and Worst Quarterly Returns, GS2 Class Shares (for the periods reflected in the chart above)

	Return	Quarter/Year
Highest return/best quarter	6.80%	4/2003
Lowest return/worst quarter	(1.34%)	1/2005

Average Annual Total Returns as of December 31, 2006

	1 Year	Since Inception (1)
Growth & Income Fund I
GS2 Class returns before taxes	8.85%	9.89%
GS2 Class returns after taxes on distributions (2)	6.78%	8.23%
GS2 Class returns after taxes on distributions and sale of Fund shares (2)	6.74%	7.76%
Composite Index (reflects no deductions for fees, expenses or taxes) (3)	11.29%	10.22%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes) (4)	15.72%	14.33%

(1)	Inception date of the Fund is July 1, 2003.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts.

(3)

The Composite Index is comprised of the Russell 3000® Index, the MSCI ACWI (All Country World Index) Ex-U.S. IndexSM benchmark and the Lehman Brothers Aggregate Bond Index, weighted 37%, 13% and 50%, respectively. The Russell 3000® Index is composed of 3000 large U.S. companies, as determined by market capitalization. This portfolio of securities represents approximately 98% of the investable U.S. equity market. The MSCI ACWI (All Country World Index) Ex-U.S. IndexSM is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed (Ex-U.S.) and emerging markets. As of May 2007 the MSCI ACWI Ex-U.S. consisted of the following developed and emerging market country indices: Argentina, Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Jordan, Korea, Malaysia, Mexico, Morocco, Netherlands, New Zealand, Norway, Pakistan, Peru, Philippines, Poland, Portugal, Russia, Singapore Free, South Africa, Spain, Sri Lanka, Sweden, Switzerland, Taiwan, Thailand, Turkey, the United Kingdom and Venezuela. The Lehman Brothers Aggregate Bond Index includes fixed rate debt issues rated investment grade or higher by Moody’s Investors Service, Standard and Poor’s®, or Fitch, Inc., in that order.

(4)	The Russell 3000® Index is composed of 2959 large U.S. companies, as determined by market capitalization. This portfolio of securities represents approximately 98% of the investable U.S. equity market.

Prospectus	57

Fees and Expenses

What are fund expenses?

Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund’s expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the GS2 Class of the Growth & Income Fund I.

Shareholder Fees	None
(Fees paid directly from your investment)
Annual Fund Operating Expenses
(Expenses that are deducted from fund assets)
Management fee	0.10%
Distribution (12b-1) fee	None
Other expenses (1)	0.08%

Total Fund operating expenses	0.18%
Fee waiver and expense reimbursement (2)	(0.01%)

Net Fund operating expenses	0.17%
Acquired Fund fees and expenses (Select Funds) (3)	0.65%

Net Fund operating expenses and Acquired Fund fees and expenses	0.82%

(1)	“Other expenses” include blue sky, printing and transfer agency fees.

(2)	The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total Fund operating expenses to 0.17%. This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2008. If expenses fall below the levels noted above within three years after the Investment Adviser has made such a waiver or reimbursement, the Fund may repay the Investment Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and such expense limitation does not exceed the limitation in place during the year in which the waivers were originally incurred.

(3)	The Fund’s shareholders indirectly bear the expenses of the GS4 Class shares of the Select Funds in which the Fund invests. These indirect expenses are based on the Fund’s current target allocation among the Select Funds and the actual expenses of the GS4 Class shares of the Select Funds for the fiscal year ended December 31, 2006. For the expense ratio of the GS4 Class of each of the Select Funds, see the fee tables of the Select Funds in this Prospectus.

Example

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

•	You reinvested all dividends and other distributions.

•	The Fund’s average annual return was 5%.

•	The Fund’s operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years*	5 Years*	10 Years*
GS2 Class	$17	$57	$100	$229

The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

*	The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2008. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement only for the first year.

58	GuideStone Funds

The Capital Opportunities Fund I Summary

What are the Blended Funds?

Each Blended Fund is a “fund of funds.” It invests in a different mix of the Select Funds to meet a specified investment strategy. The Investment Adviser believes blending investment styles and money managers may reduce risk over the long term.

Portfolio Description

Investment Objective	• The Capital Opportunities Fund I seeks capital appreciation with modest current income.

Principal Investment Strategies

•    The Fund, through investments in the Select Funds, combines a greater percentage of equity securities with a smaller percentage of fixed income securities.

•    The Investment Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds.

	Asset Class	Target	Range
	Bond Select Funds	25%	15-35%
	U.S. Equity Select Funds	56%	40-70%
	Non-U.S. Equity Select Fund	19%	10-30%
	Select Fund
	Equity Index	5%	2-15%
	Value Equity	23%	15-35%
	Growth Equity	23%	15-35%
	Small Cap Equity	5%	0-10%
	International Equity	19%	10-30%
	Money Market	2%	0-10%
	Low-Duration Bond	5%	0-10%
	Medium-Duration Bond	13%	5-25%
	Extended-Duration Bond	5%	0-10%

•    Target allocations represent the Fund’s current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Investment Adviser may change these target allocations and ranges from time to time without shareholder approval.

•    The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds.

See “Additional Investment & Risk Information” for more about the Fund’s investments. This prospectus also includes a summary of each of the Select Funds in which the Fund may invest.

Prospectus	59

Principal Risks

The Fund is subject to the following principal risks. Other risks are described under “Additional Investment & Risk Information.”

•    The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Select Funds or the underlying investments made by the Select Funds will increase in value. Therefore, it is possible for you to lose money by investing in the Fund.

•    Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.

•    To the extent the Fund owns Select Funds that buy bonds and other fixed income securities, the Fund’s value will fluctuate due to changes in interest rates. When interest rates rise, the prices of fixed income securities fall and vice versa. Other factors may affect fixed income securities, such as financial conditions of a particular issuer and general economic conditions. The yield earned by a Select Fund will also vary with changes in interest rates and other economic factors.

•    There is a risk that the issuer of a fixed income investment owned by a Select Fund may fail to pay interest or even principal due in a timely manner or at all.

•    Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.

•    Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments.

•    Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

60	GuideStone Funds

Performance

The bar chart below provides some indication of the Fund’s performance from year to year. The bar chart shows the annual total returns of the Fund’s GS2 Class shares. The table below shows the Fund’s GS2 Class returns, both before and after taxes, averaged over certain periods of time, and the performance of broad-based and composite indexes. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Best and Worst Quarterly Returns, GS2 Class Shares (for the period reflected in the chart above)

	Return	Quarter/Year
Highest return/best quarter	9.84%	4/2003
Lowest return/worst quarter	(1.83%)	2/2006

Average Annual Total Returns as of December 31, 2006

	1 Year	Since Inception (1)
Capital Opportunities Fund I
GS2 Class returns before taxes	11.21%	13.02%
GS2 Class returns after taxes on distributions (2)	9.42%	11.78%
GS2 Class returns after taxes on distributions and sale of Fund shares (2)	8.53%	10.80%
Composite Index (reflects no deduction for fees, expenses or taxes) (3)	14.81%	13.74%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes) (4)	15.72%	14.33%

(1)	Inception date of the Fund is July 1, 2003.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts.

(3)

The Composite Index is comprised of the Russell 3000® Index, the MSCI ACWI (All Country World Index) Ex-U.S. IndexSM benchmark and the Lehman Brothers Aggregate Bond Index, weighted 56%, 19% and 25%, respectively. The Russell 3000® Index is composed of 2959 large U.S. companies. This portfolio of securities represents approximately 98% of the investable U.S. equity market. The MSCI ACWI (All Country World Index) Ex-U.S. IndexSM is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed (Ex-U.S.) and emerging markets. As of May 2007 the MSCI ACWI Ex-U.S. consisted of the following developed and emerging market country indices: Argentina, Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Jordan, Korea, Malaysia, Mexico, Morocco, Netherlands, New Zealand, Norway, Pakistan, Peru, Philippines, Poland, Portugal, Russia, Singapore Free, South Africa, Spain, Sri Lanka, Sweden, Switzerland, Taiwan, Thailand, Turkey, the United Kingdom and Venezuela. The Lehman Brothers Aggregate Bond Index includes fixed rate debt issues rated investment grade or higher by Moody’s Investors Service, Standard and Poor’s®, or Fitch, Inc., in that order.

(4)	The Russell 3000® Index is composed of 2959 large U.S. companies, as determined by market capitalization. This portfolio of securities represents approximately 98% of the investable U.S. equity market.

Prospectus	61

Fees and Expenses

What are fund expenses?

Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund’s expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the GS2 Class of the Capital Opportunities Fund I.

Shareholder Fees	None
(Fees paid directly from your investment)
Annual Fund Operating Expenses
(Expenses that are deducted from fund assets)
Management fee	0.10%
Distribution (12b-1) fee	None
Other expenses (1)	0.10%

Total Fund operating expenses	0.20%
Fee waiver and expense reimbursement (2)	(0.03%)

Net Fund operating expenses	0.17%
Acquired Fund fees and expenses (Select Funds) (3)	0.73%

Net Fund operating expenses and Acquired Fund fees and expenses	0.90%

(1)	“Other expenses” include blue sky printing and transfer agency fees.

(2)	The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total Fund operating expenses to 0.17%. This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2008. If expenses fall below the levels noted above within three years after the Investment Adviser has made such a waiver or reimbursement, the Fund may repay the Investment Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and such expense limitation does not exceed the limitation in place during the year in which the waivers were originally incurred.

(3)	The Fund’s shareholders indirectly bear the expenses of the GS4 Class shares of the Select Funds in which the Fund invests. These indirect expenses are based on the Fund’s current target allocation among the Select Funds and the actual expenses of the GS4 Class shares of the Select Funds for the fiscal year ended December 31, 2006. For the expense ratio of the GS4 Class of each of the Select Funds, see the fee tables of the Select Funds in this Prospectus.

Example

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

•	You reinvested all dividends and other distributions.

•	The Fund’s average annual return was 5%.

•	The Fund’s operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years*	5 Years*	10 Years*
GS2 Class	$17	$61	$110	$252

The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

*	The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2008. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement only for the first year.

62	GuideStone Funds

The Global Equity Fund I Summary

What are the Blended Funds?

Each Blended Fund is a “fund of funds.” It invests in a different mix of the Select Funds to meet a specified investment strategy. The Investment Adviser believes blending investment styles and money managers may reduce risk over the long term.

Portfolio Description

Investment Objective	• The Global Equity Fund I seeks capital appreciation.

Principal Investment Strategies

•    The Fund, through investments in the Select Funds combines a greater percentage of U.S. equity securities with a smaller percentage of international equity securities.

•    The Investment Adviser uses the following target and potential ranges in allocating the Fund’s assets among the Select Funds.

	Asset Class	Target	Range
	Bond Select Fund	2%	0-10%
	U.S. Equity Select Fund	73%	60-90%
	Non-U.S. Equity Select Fund	25%	15-35%
	Select Fund
	Equity Index	5%	0-10%
	Value Equity	30%	15-45%
	Growth Equity	30%	15-45%
	Small Cap Equity	8%	0-15%
	International Equity	25%	15-35%
	Money Market	2%	0-10%

•    Target allocations represent the Fund’s current target for investments in the Select Funds. Actual allocations may differ from the target due to market fluctuations and other factors. The Investment Adviser may change these target allocations and ranges from time to time without shareholder approval.

•    The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds.

See “Additional Investment & Risk Information” for more about the Fund’s investments. This prospectus also includes a summary of each of the Select Funds in which the Fund may invest.

Prospectus	63

Principal Risks

The Fund is subject to the following principal risks. Other risks are described under “Additional Investment & Risk Information.”

•    The Fund’s value will go up and down in response to changes in the share prices of the Select Funds that it owns. There is no guarantee that the Select Funds or the underlying investments made by the Select Funds will increase in value. Therefore, it is possible for you to lose money by investing in the Fund.

•    Because the Fund owns Select Funds that buy stocks and other equity securities, the Fund’s value will fluctuate due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions.

•    Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.

•    Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments.

•    Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

64	GuideStone Funds

Performance

The bar chart below provides some indication of the Fund’s performance from year to year. The bar chart shows the annual total returns of the Fund’s GS2 Class shares. The table below shows the Fund’s GS2 Class returns, both before and after taxes, averaged over certain periods of time, and the performance of broad-based and composite indexes. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Best and Worst Quarterly Returns, GS2 Class Shares (for the period reflected in the chart above)

	Return	Quarter/Year
Highest return/best quarter	12.87%	4/2003
Lowest return/worst quarter	(2.38%)	2/2006

Average Annual Total Returns as of December 31, 2006

	1 Year	Since Inception (1)
Global Equity Fund I
GS2 Class returns before taxes	13.33%	16.10%
GS2 Class returns after taxes on distributions (2)	11.66%	15.22%
GS2 Class returns after taxes on distributions and sale of Fund shares (2)	10.35%	13.82%
Composite Index (reflects no deductions for fees, expenses or taxes) (3)	18.40%	17.30%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes) (4)	15.72%	14.33%

(1)	Inception date of the Fund is July 1, 2003.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts.

(3)

The Composite Index is comprised of the Russell 3000® Index and the MSCI ACWI (All Country World Index) Ex-U.S. IndexSM benchmark, weighted 75% and 25%, respectively. The Russell 3000® Index is composed of 2959 large U.S. companies. This portfolio of securities represents approximately 98% of the investable U.S. Equity Market. The MSCI ACWI (All Country World Index) Ex-U.S. IndexSM is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed (Ex-U.S.) and emerging markets. As of May 2007 the MSCI ACWI Ex-U.S. consisted of the following developed and emerging market country indices: Argentina, Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Jordan, Korea, Malaysia, Mexico, Morocco, Netherlands, New Zealand, Norway, Pakistan, Peru, Philippines, Poland, Portugal, Russia, Singapore Free, South Africa, Spain, Sri Lanka, Sweden, Switzerland, Taiwan, Thailand, Turkey, the United Kingdom and Venezuela.

(4)	The Russell 3000® Index is composed of 2959 large U.S. companies, as determined by market capitalization. This portfolio of securities represents approximately 98% of the investable U.S. Equity Market.

Prospectus	65

Fees and Expenses

What are fund expenses?

Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund’s expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the GS2 Class of the Global Equity Fund I.

Shareholder Fees	None
(Fees paid directly from your investment)
Annual Fund Operating Expenses
(Expenses that are deducted from fund assets)
Management fee	0.10%
Distribution (12b-1) fee	None
Other expenses (1)	0.11%

Total Fund operating expenses	0.21%
Fee waiver and expense reimbursement (2)	(0.04%)

Net Fund operating expenses	0.17%
Acquired Fund fees and expenses (Select Funds) (3)	0.82%

Net Fund operating expenses and Acquired Fund fees and expenses	0.99%

(1)	“Other expenses” include blue sky, printing and transfer agency fees which are class specific.

(2)	The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total Fund operating expenses to 0.17%. This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2008. If expenses fall below the levels noted above within three years after the Investment Adviser has made such a waiver or reimbursement, the Fund may repay the Investment Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and such expense limitation does not exceed the limitation in place during the year in which the waivers were originally incurred.

(3)	The Fund’s shareholders indirectly bear the expenses of the GS4 Class shares of the Select Funds in which the Fund invests. These indirect expenses are based on the Fund’s current target allocation among the Select Funds and the actual expenses of the GS4 Class shares of the Select Funds for the fiscal year ended December 31, 2006. For the expense ratio of the GS4 Class of each of the Select Funds, see the fee tables of the Select Funds in this Prospectus.

Example

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

•	You reinvested all dividends and other distributions.

•	The Fund’s average annual return was 5%.

•	The Fund’s operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years*	5 Years*	10 Years*
GS2 Class	$17	$64	$114	$264

The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

*	The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2008. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement only for the first year.

66	GuideStone Funds

The Select Funds

The Money Market Fund Summary

Portfolio Description

Investment Objective	• The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable per share price of $1.00.

Principal Investment Strategies

•    The Fund invests in a broad range of high quality, short-term money market instruments denominated exclusively in U.S. dollars.

•    The Fund invests primarily in:

•        Short-term obligations issued or guaranteed by:

•        The U.S. government, its agencies and instrumentalities, banks, and corporations; and

•        Foreign governments, banks, and corporations.

•        Mortgage-backed and asset-backed securities.

•    The Fund may enter into repurchase agreements relating to the above instruments.

•    The Fund expects, but does not guarantee, a constant net asset value of $1.00 per share by valuing its portfolio securities at amortized cost.

•    The Fund invests primarily in high quality commercial paper and other obligations generally rated as follows: (i) if rated by more than one nationally recognized statistical rating organization (“NRSRO”), the obligation is rated in the highest rating category of any two NRSROs, (ii) if only one NRSRO has rated the obligation, it is rated in that NRSRO’s highest rating category, and (iii) if an obligation is not rated by an NRSRO, the Fund’s Sub-Adviser must determine it is of equivalent quality to an obligation rated in the highest rating category of an NRSRO.

•    The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less.

•    The Fund’s investments in securities are limited to obligations that mature in 397 days or less from the date of purchase.

•    The Fund may invest only in securities that comply with the quality, maturity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which regulates mutual funds.

•    The Fund uses one or more Sub-Advisers to manage its portfolio under the oversight of the Investment Adviser. See “Sub-Advisers” under “Management of the Funds” for a discussion of the Fund’s Sub-Advisers.

See “Additional Investment & Risk Information” for more about the Fund’s investments.

Prospectus	67

Principal Risks

The Fund is subject to the following principal risks. Other risks are described under “Additional Investment & Risk Information.”

•    Although the Fund seeks to preserve its value at $1.00 per share, it is possible for you to lose money by investing in the Fund. The Fund is not insured or guaranteed by GuideStone Capital Management, GuideStone Financial Resources, any bank, the Federal Deposit Insurance Corporation, or any government agency.

•    The Fund’s return will drop if short-term interest rates drop.

•    There is a risk that the issuer of a fixed income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all.

•    Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.

•    The Fund’s ability to concentrate its investments in domestic banks may increase risks. Banks, and other financial institutions, may be affected by negative economic conditions, since they rely on the availability and cost of funds, as well as the ability of borrowers to repay their loans.

•    Obligations of foreign banks and other foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers, including foreign banks, may be subject to inadequate regulatory or accounting standards.

68	GuideStone Funds

Performance

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Fund’s GS4 Class shares. Different classes of the same Fund will generally have substantially similar returns because the shares are invested in the same portfolio of securities. Annual returns of different classes of the same Fund will differ from each other only to the extent that the classes have different expenses (including Rule 12b-1 fees). The table below shows the Fund’s GS4 Class, GS2 Class, GS6 Class and GS8 Class returns averaged over certain periods of time and the performance of a broad-based index. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Best and Worst Quarterly Returns, GS4 Class Shares (for the periods reflected in the chart above)

	Return	Quarter/Year
Highest return/best quarter	1.24%	3/2006
Lowest return/worst quarter	0.17%	2/2004

Average Annual Total Returns as of December 31, 2006

	1 Year	5 Years	Since Inception (1)
Money Market Fund
GS4 Class returns before taxes	4.72%	2.20%	2.23%
GS2 Class returns before taxes	4.92%	2.39%	2.36%
GS6 Class returns before taxes	4.29%	1.88%	1.91%
GS8 Class returns before taxes	3.98%	N/A	2.91%
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes) (2)	4.76%	2.35%	2.38%

(1)	Inception date of the Fund is August 27, 2001. Inception date of the GS8 Class is November 8, 2004.

(2)	The Citigroup 3-Month (formerly Salomon Brothers 90-Day) Treasury Bill Index is composed of the monthly return equivalents of yield averages that are not marked to market. The 3-Month Treasury Bill Index consists of the last three 3-month Treasury bill issues.

What is Yield?

Yield is a measure of the income (interest) earned by the securities in a fund’s portfolio and paid to you over a specified time period. The annualized yield is expressed as a percentage of the offering price per share on a specified date.

You may call 1-888-98-GUIDE (48433) or visit www.GuideStoneFunds.org to obtain the Money Market Fund’s current 7-day yield.

Prospectus	69

Fees and Expenses

What are fund expenses?

Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund’s expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Fund.

	GS2 Class	GS4 Class	GS6 Class	GS8 Class
Shareholder Fees	None	None	None	None
(Fees paid directly from your investment)
Annual Fund Operating Expenses
(Expenses that are deducted from fund assets)
Management fee	0.21%	0.21%	0.21%	0.21%
Distribution (12b-1) fee	None	None	0.10%	0.30%
Other expenses (1)	0.05%	0.25%	0.78%	0.70%

Total annual operating expenses	0.26%	0.46%	1.09%	1.21%
Fee waiver and expense reimbursement (2)	(0.00%)	(0.00%)	(0.22%)	(0.04%)

Net expenses	0.26%	0.46%	0.87%	1.17%

(1)	“Other expenses” include blue sky, printing, transfer agency fees and shareholder servicing fees, which are class specific.

(2)	The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.27% for the GS2 Class, 0.46% for the GS4 Class, 0.87% for the GS6 Class and 1.17% for the GS8 Class. This contractual waiver and reimbursement, should it be needed, will remain in place until April 30, 2008. If expenses fall below the levels noted above within three years after the Investment Adviser has made such a waiver or reimbursement, the Fund may repay the Investment Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and such expense limitation does not exceed the limitation in place during the year in which the waivers were originally incurred.

Example

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

•	You reinvested all dividends and other distributions.

•	The Fund’s average annual return was 5%.

•	The Fund’s operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years*	5 Years*	10 Years*
GS2 Class	$27	$84	$146	$331
GS4 Class	$47	$148	$258	$579
GS6 Class	$89	$325	$582	$1,319
GS8 Class	$119	$380	$662	$1,464

The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

*	The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2008. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement only for the first year.

70	GuideStone Funds

The Low-Duration Bond Fund Summary

Portfolio Description

Investment Objective	• The Low-Duration Bond Fund seeks current income consistent with preservation of capital.

Principal Investment Strategies

•    The Fund invests mainly (at least 80% of its net assets and typically more) in investment grade fixed income securities. The Fund’s portfolio is diversified among a large number of companies across different industries and economic sectors.

•    The Fund invests primarily in:

•        Obligations issued or guaranteed by:

•        The U.S. government, its agencies and instrumentalities, banks, and corporations; and

•        Foreign governments, banks, and corporations.

•        Mortgage-backed and asset-backed securities.

•    The average quality rating for the Fund’s portfolio will be greater than or equal to the “Aa” category as rated by Moody’s Investors Service, Inc. (“Moody’s”) or the equivalent by Standard and Poor’s® (“S&P®”). The Fund will not invest in fixed income securities that have a quality rating less than “Baa” as rated by Moody’s or the equivalent by S&P® (or, if unrated, determined by a Sub-Adviser to be of the same quality). If an investment held by the Fund is downgraded below a “Baa” or equivalent rating, the Sub-Adviser will take action that it believes to be advantageous to the Fund.

•    The average dollar-weighted duration of the Fund normally varies between 1 and 3 years.

•    The Fund may hold up to 20% of its assets in obligations denominated in currencies other than the U.S. dollar, and may invest beyond this limit when considering U.S.-dollar-denominated securities of foreign issuers. However, such foreign currency exposure will normally be hedged by at least 75% of its value to the U.S. dollar in order to reduce the risk of loss due to fluctuations in currency exchange rates.

•    The Fund may invest and reinvest in long or short derivative instruments such as, but not limited to, futures contracts, options, and swap agreements.

•    The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manage a portion of its portfolio under the oversight of the Investment Adviser. The Sub-Advisers practice different investment styles and make investment decisions for the Fund based on an analysis of differing factors, such as interest rates, yield curve positioning, yield spreads, duration, sectors, credit ratings, or fundamental issuer selection. See “Sub-Advisers” under “Management of the Funds” for a discussion of the Fund’s Sub-Advisers.

See “Additional Investment & Risk Information” for more about the Fund’s investments.

Prospectus	71

Principal Risks

The Fund is subject to the following principal risks. Other risks are described under “Additional Investment & Risk Information.”

•    The Fund’s value will fluctuate in response to interest rates and other economic factors. Bond prices typically drop as interest rates rise, and vice versa. The yield earned by the Fund will also vary with changes in interest rates and other economic factors. It is possible for you to lose money by investing in the Fund.

•    There is a risk that the issuer of a fixed income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all.

•    Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.

•    Securities rated “Baa” by Moody’s or the equivalent by S&P® are considered investment grade, but they may have some speculative characteristics. This means that the issuers may have problems making principal and interest payments during difficult economic conditions.

•    Obligations of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.

•    Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments that are not hedged to the U.S. dollar.

•    The Fund’s use of derivative instruments may increase the risk of loss.

•    The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategies.

What is duration?

Duration is a mathematical calculation of the average life of a bond that takes into account not only the maturity of the bond but also the time when payments are made thereon. It is a useful measure of sensitivity to interest rate changes — the longer a bond’s duration, the more sensitive it is to interest rate changes. Generally, the stated maturity of a bond is longer than its projected duration.

72	GuideStone Funds

Performance

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Fund’s GS4 Class shares. Different classes of the same Fund will generally have substantially similar returns because the shares are invested in the same portfolio of securities. Annual returns of different classes of the same Fund will differ from each other only to the extent that the classes have different expenses (including Rule 12b-1 fees). The table below shows the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, and the performance of a broad-based index. The table also shows the Fund’s GS2 Class, GS6 Class and GS8 Class returns, before taxes, averaged over certain periods of time. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Best and Worst Quarterly Returns, GS4 Class Shares (for the periods referred in the chart above)

	Return	Quarter/Year
Highest return/best quarter	2.22%	3/2002
Lowest return/worst quarter	(0.91%)	2/2004

Average Annual Total Returns as of December 31, 2006

	1 Year	5 Years	Since Inception (1)
Low-Duration Bond Fund
GS4 Class returns before taxes	3.75%	2.92%	3.10%
GS4 Class returns after taxes on distributions (2)	2.34%	1.66%	1.76%
GS4 Class returns after taxes on distributions and sale of Fund shares (2)	2.43%	1.76%	1.86%
GS2 Class returns before taxes	3.94%	3.09%	3.18%
GS6 Class returns before taxes	3.43%	2.67%	2.79%
GS8 Class returns before taxes	3.04%	N/A	1.78%
Merrill Lynch 1-3 Year Treasury Index (reflects no deduction for fees, expenses or taxes) (3)	3.96%	2.82%	3.14%

(1)	Inception date of the Fund is August 27, 2001. Inception date of the GS8 Class is November 8, 2004.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts.

(3)	The Merrill Lynch 1-3 Year Treasury Index is composed of all U.S. Treasury Notes and Bonds with maturities greater than or equal to one year and less than three years.

Prospectus	73

Fees and Expenses

What are fund expenses?

Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund’s expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Low-Duration Bond Fund.

	GS2 Class	GS4 Class	GS6 Class	GS8 Class

Shareholder Fees	None	None	None	None
(Fees paid directly from your investment)
Annual Fund Operating Expenses
(Expenses that are deducted from fund assets)
Management fee	0.40%	0.40%	0.40%	0.40%
Distribution (12b-1) fee	None	None	0.10%	0.30%
Other expenses (1)	0.08%	0.27%	0.56%	0.74%

Total annual operating expenses	0.48%	0.67%	1.06%	1.44%
Fee waiver and expense reimbursement (2)	(0.02%)	(0.05%)	(0.05%)	(0.13%)

Net expenses (3)	0.46%	0.62%	1.01%	1.31%

(1)	“Other expenses” include blue sky, printing, transfer agency fees, shareholder servicing fees, which are class specific, and the indirect fees and expenses associated with investments in the GS4 Class shares of the Money Market Fund. Total annual operating and net expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements or in the financial highlights contained in this Prospectus because the financial statements include only the direct operating expenses incurred by the Fund and not the indirect expenses of investing in the GS4 Class shares of the Money Market Fund.

(2)	The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.45% for the GS2 Class, 0.61% for the GS4 Class, 1.00% for the GS6 Class and 1.30% for the GS8 Class. This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2008. The “Fee waiver and expense reimbursement” also includes the waiver of shareholder service fees attributable to the Fund’s cash balances invested in the Money Market Fund. If expenses fall below the levels noted above within three years after the Investment Adviser has made such a waiver or reimbursement, the Fund may repay the Investment Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and such expense limitation does not exceed the limitation in place during the year in which the waivers were originally incurred.

(3)	The “Net expenses” may not equal the limits for total annual operating expenses for each Class as set forth in footnote 2 above due to indirect fees and expenses associated with investments in the GS4 Class of the Money Market Fund.

Example

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

•	You reinvested all dividends and other distributions.

•	The Fund’s average annual return was 5%.

•	The Fund’s operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years*	5 Years*	10 Years*
GS2 Class	$46	$149	$261	$590
GS4 Class	$62	$206	$363	$819
GS6 Class	$102	$329	$575	$1,280
GS8 Class	$132	$440	$771	$1,709

The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

*	The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2008. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement only for the first year.

74	GuideStone Funds

The Medium-Duration Bond Fund Summary

Portfolio Description

Investment Objective	• The Medium-Duration Bond Fund seeks maximum total return consistent with preservation of capital.

Principal Investment Strategies

•    The Fund invests mainly (at least 80% of its net assets and typically more) in investment grade fixed income securities. The Fund’s portfolio is diversified among a large number of companies across different industries and economic sectors.

•    The Fund invests primarily in:

•        Obligations issued or guaranteed by:

•        The U.S. government, its agencies and instrumentalities, banks, and corporations; and

•        Foreign governments, banks, and corporations.

•        Mortgage-backed and asset-backed securities.

•    The average quality rating for the Fund’s portfolio will be greater than or equal to the “A” category as rated by Moody’s Investors Service, Inc. (“Moody’s”) or the equivalent by Standard and Poor’s® (“S&P®”). The Fund invests primarily in investment grade debt securities, but may hold up to 10% of its assets in high yield securities (“junk bonds”) rated “B” or higher by Moody’s or the equivalent by S&P® (or if unrated, determined by a Sub-Adviser to be of the same quality). If an investment held by the Fund is downgraded below a “B” or equivalent rating, the Sub-Adviser will take action that it believes to be advantageous to the Fund.

•    The average dollar-weighted duration of the Fund normally varies between 3 and 7 years.

•    The Fund may hold up to 20% of its assets in obligations denominated in currencies other than the U.S. dollar, and may invest beyond this limit when considering U.S.-dollar-denominated securities of foreign issuers. However, such foreign currency exposure will normally be hedged by at least 75% of its value to the U.S. dollar in order to reduce the risk of loss due to fluctuations in currency exchange rates.

•    The Fund may invest and reinvest in long or short derivative instruments such as, but not limited to, futures contracts, options, and swap agreements.

•    The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manage a portion of its portfolio under the oversight of the Investment Adviser. The Sub-Advisers practice different investment styles and make investment decisions for the Fund based on an analysis of differing factors, such as interest rates, yield curve positioning, yield spreads, duration, sectors, credit ratings, or fundamental issuer selection. See “Sub-Advisers” under “Management of the Funds” for a discussion of the Fund’s Sub-Advisers.

•    See “Additional Investment & Risk Information” for more about the Fund’s investments.

Prospectus	75

Principal Risks

The Fund is subject to the following principal risks. Other risks are described under “Additional Investment & Risk Information.”

•    The Fund’s value will fluctuate in response to interest rates and other economic factors. Bond prices typically drop as interest rates rise, and vice versa. An investor in this Fund should be able to accept some short-term fluctuations in value. The yield earned by the Fund will also vary with changes in interest rates and other economic factors. It is possible for you to lose money by investing in the Fund.

•    There is a risk that the issuer of a fixed income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all.

•    Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.

•    High yield securities (“junk bonds”) involve greater risks of default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.

•    Obligations of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.

•    Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

•    Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments that are not hedged to the U.S. dollar.

•    The Fund’s use of derivative instruments may increase the risk of loss.

•    The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategies.

What is duration?

Duration is a mathematical calculation of the average life of a bond that takes into account not only the maturity of the bond but also the time when payments are made thereon. It is a useful measure of sensitivity to interest rate changes — the longer a bond’s duration, the more sensitive it is to interest rate changes. Generally, the stated maturity of a bond is longer than its projected duration.

76	GuideStone Funds

Performance

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Fund’s GS4 Class shares. Different classes of the same Fund will generally have substantially similar returns because the shares are invested in the same portfolio of securities. Annual returns of different classes of the same Fund will differ from each other only to the extent that the classes have different expenses (including Rule 12b-1 fees). The table below shows the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, and the performance of a broad-based index. The table also shows the Fund’s GS2 Class, GS6 Class and GS8 Class returns, before taxes, averaged over certain periods of time. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Best and Worst Quarterly Returns, GS4 Class Shares (for the periods reflected in the chart above)

	Return	Quarter/Year
Highest return/best quarter	3.77%	3/2006
Lowest return/worst quarter	(1.90%)	2/2004

Average Annual Total Returns as of December 31, 2006

	1 Year	5 Years	Since Inception (1)
Medium-Duration Bond Fund
GS4 Class returns before taxes	4.37%	5.54%	5.47%
GS4 Class returns after taxes on distributions (2)	2.87%	3.63%	3.44%
GS4 Class returns after taxes on distributions and sale of Fund shares (2)	2.81%	3.62%	3.48%
GS2 Class returns before taxes	4.50%	5.68%	5.47%
GS6 Class returns before taxes	3.89%	5.21%	5.12%
GS8 Class returns before taxes	3.58%	N/A	2.89%
Lehman Brothers Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) (3)	4.33%	5.06%	5.07%

(1)	Inception date of the Fund is August 27, 2001. Inception date of the GS8 Class is November 8, 2004.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts.

(3)	The Lehman Brothers Aggregate Bond Index includes fixed rate debt issues rated investment grade or higher by Moody’s Investor’s Service, Standard and Poor’s® Corporation, or Fitch Investor’s Service, in that order.

Prospectus	77

Fees and Expenses

What are fund expenses?

Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund’s expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Medium-Duration Bond Fund.

	GS2 Class	GS4 Class	GS6 Class	GS8 Class

Shareholder Fees	None	None	None	None
(Fees paid directly from your investment)
Annual Fund Operating Expenses
(Expenses that are deducted from fund assets)
Management fee	0.43%	0.43%	0.43%	0.43%
Distribution (12b-1) fee	None	None	0.10%	0.30%
Other expenses (1)	0.07%	0.26%	0.52%	0.72%

Total Fund operating expenses	0.50%	0.69%	1.05%	1.45%
Fee waiver and expense reimbursement (2)	(0.00%)	(0.07%)	(0.00%)	(0.10%)

Net Fund operating expenses	0.50%	0.62%	1.05%	1.35%
Acquired Fund fees and expenses (3)	0.01%	0.01%	0.01%	0.01%

Net Fund operating expenses and Acquired Fund fees and expenses	0.51%	0.63%	1.06%	1.36%

(1)	“Other expenses” include blue sky, printing, transfer agency fees, and shareholder servicing fees, which are class specific.

(2)	The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total Fund operating expenses to 0.50% for the GS2 Class, 0.62% for the GS4 Class, 1.05% for the GS6 Class and 1.35% for the GS8 Class. This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2008. The “Fee waiver and expense reimbursement” also includes the waiver of shareholder service fees attributable to the Fund’s cash balances invested in the Money Market Fund. If expenses fall below the levels noted above within three years after the Investment Adviser has made such a waiver or reimbursement, the Fund may repay the Investment Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and such expense limitation does not exceed the limitation in place during the year in which the waivers were originally incurred.

(3)	The Fund’s shareholders indirectly bear the expenses of the GS4 Class shares of the Money Market Fund in which the Fund invests. These indirect expenses are based on the actual expenses of the GS4 Class shares of the Money Market Fund for the fiscal year ended December 31, 2006. For the expense ratio of the GS4 Class of the Money Market Fund, see the fee table of the Money Market Fund in this Prospectus.

Example

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

•	You reinvested all dividends and other distributions.

•	The Fund’s average annual return was 5%.

•	The Fund’s operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years*	5 Years*	10 Years*
GS2 Class	$51	$160	$280	$628
GS4 Class	$63	$214	$378	$854
GS6 Class	$107	$334	$579	$1,283
GS8 Class	$137	$449	$784	$1,732

The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

*	The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2008. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement only for the first year.

78	GuideStone Funds

The Extended-Duration Bond Fund Summary

Portfolio Description

Investment Objective	• The Extended-Duration Bond Fund seeks maximum total return consistent with preservation of capital.

Principal Investment Strategies

•    The Fund invests mainly (at least 80% of its net assets and typically more) in fixed income securities. The Fund’s portfolio is diversified among a large number of companies across different industries and economic sectors.

•    The Fund invests primarily in:

•    Obligations issued or guaranteed by:

•    The U.S. government its agencies and instrumentalities, banks, and corporations; and

•    Foreign governments, banks, and corporations.

•    Mortgage-backed and asset-backed securities.

•    The average dollar-weighted duration of the Fund normally will be greater than or equal to 7 years.

•    The average quality rating for the Fund’s portfolio will be greater than or equal to the “Baa” category as rated by Moody’s Investors Service, Inc. (“Moody’s”) or the equivalent by Standard and Poor’s® (“S&P®”). The Fund does not currently expect to invest more than 20% of its assets in fixed income securities rated lower than investment grade. The Fund will not invest in fixed income securities that have a quality rating less than “B” as rated by Moody’s or the equivalent by S&P® (or, if unrated, determined by a Sub-Adviser to be of the same quality). If an investment held by the Fund is downgraded below a “B” or equivalent rating, the Sub-Adviser will take action that it believes to be advantageous to the Fund.

•    The Fund may hold up to 30% of its assets in obligations denominated in currencies other than the U.S. dollar, and may invest beyond this limit when considering U.S.-dollar-denominated securities of foreign issuers.

•    The Fund may invest and reinvest in long or short derivative instruments such as, but not limited to, futures contracts, options, and swap agreements.

•    The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manage a portion of its portfolio under the oversight of the Investment Adviser. The Sub-Advisers practice different investment styles and make investment decisions for the Fund based on an analysis of differing factors, such as interest rates, yield curve positioning, yield spreads, duration, sectors, credit ratings, or fundamental issuer selection. See “Sub-Advisers” under “Management of the Funds” for a discussion of the Fund’s Sub-Advisers.

See “Additional Investment & Risk Information” for more about the Fund’s investments.

Prospectus	79

Principal Risks

The Fund is subject to the following principal risks. Other risks are described under “Additional Investment & Risk Information.”

•    The Fund’s value will fluctuate in response to interest rates and other economic factors. Bond prices typically drop as interest rates rise, and vice versa. An investor in this Fund should be able to accept some short-term fluctuations in value. Longer-term bonds are generally more volatile, as are lower-rated bonds. The yield earned by the Fund will also vary with changes in interest rates and other economic factors. It is possible for you to lose money by investing in the Fund.

•    There is a risk that the issuer of a fixed income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all. Mortgage-backed and asset-backed Securities are also subject to the risk of prepayment which may result in a loss of anticipated payments or principal being reinvested at lower rates.

•    Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.

•    Bonds rated below investment grade involve greater risks of default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.

•    Obligations of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.

•    Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

•    Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments that are not hedged to the U.S. dollar.

•    The Fund’s use of derivative instruments may increase the risk of loss.

•    The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategies.

What is duration?

Duration is a mathematical calculation of the average life of a bond that takes into account not only the maturity of the bond but also the time when payments are made thereon. It is a useful measure of sensitivity to interest rate changes — the longer a bond’s duration, the more sensitive it is to interest rate changes. Generally, the stated maturity of a bond is longer than its projected duration.

80	GuideStone Funds

Performance

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Fund’s GS4 Class shares. Different classes of the same Fund will generally have substantially similar returns because the shares are invested in the same portfolio of securities. Annual returns of different classes of the same Fund will differ from each other only to the extent that the classes have different expenses (including Rule 12b-1 fees). The table below shows the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, and the performance of broad-based and composite indexes. The table also shows the Fund’s GS2 Class, GS6 Class and GS8 Class returns, before taxes, averaged over certain periods of time. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Best and Worst Quarterly Returns, GS4 Class Shares (for the periods reflected in the chart above)

	Return	Quarter/Year
Highest return/best quarter	7.82%	2/2003
Lowest return/worst quarter	(5.29%)	2/2004

Average Annual Total Returns as of December 31, 2006

	1 Year	5 Years	Since Inception (1)
Extended-Duration Bond Fund
GS4 Class returns before taxes	4.56%	7.91%	7.87%
GS4 Class returns after taxes on distributions (2)	2.96%	5.58%	5.50%
GS4 Class returns after taxes on distributions and sale of Fund shares (2)	2.96%	5.51%	5.43%
GS2 Class returns before taxes	4.75%	8.07%	7.95%
GS6 Class returns before taxes	4.09%	7.61%	7.48%
GS8 Class returns before taxes	3.79%	N/A	4.92%
Composite Index (reflects no deduction for fees, expenses or taxes) (3)	2.77%	7.44%	7.06%
Lehman Brothers Long-Term Credit Index (reflects no deduction for fees, expenses or taxes) (4)	3.47%	7.73%	7.46%

(1)	Inception date of the Fund is August 27, 2001. Inception date of the GS8 Class is November 8, 2004.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts.

(3)	The Composite Index is comprised of The Lehman Brothers Long-Term Government Index and The Lehman Brothers Long-Term Credit Index, each weighted 50%. The Lehman Brothers Long-Term Government Index is composed of securities in the long (more than 10 years) range of the U.S. Government Index. The Lehman Brothers Long-Term Credit Index is composed of a subset of the Lehman Brothers Credit Bond Index covering all corporate, publicly issued, fixed-rate, nonconvertible U.S. debt issues rated at least Baa with at least $50 million principal outstanding and maturity greater than 10 years.

(4)	The Lehman Brothers Long-Term Credit Index is composed of a subset of the Lehman Brothers Credit Bond Index covering all corporate, publicly issued, fixed-rate, nonconvertible U.S. debt issues rated at least Baa with at least $50 million principal outstanding and maturity greater than 10 years.

Prospectus	81

Fees and Expenses

What are fund expenses?

Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund’s expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Extended-Duration Bond Fund.

	GS2 Class	GS4 Class	GS6 Class	GS8 Class

Shareholder Fees	None	None	None	None
(Fees paid directly from your investment)
Annual Fund Operating Expenses
(Expenses that are deducted from fund assets)
Management fee	0.49%	0.49%	0.49%	0.49%
Distribution (12b-1) fee	None	None	0.10%	0.30%
Other expenses (1)	0.09%	0.28%	0.50%	0.73%

Total annual operating expenses	0.58%	0.77%	1.09%	1.52%
Fee waiver and expense reimbursement (2)	(0.00%)	(0.03%)	(0.00%)	(0.01%)

Net expenses (3)	0.58%	0.74%	1.09%	1.51%

(1)	“Other expenses” include blue sky, printing, transfer agency fees, shareholder servicing fees, which are class specific, and the indirect fees and expenses associated with investments in the GS4 Class shares of the Money Market Fund. Total annual operating and net expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements or in the financial highlights contained in this Prospectus because the financial statements include only the direct operating expenses incurred by the Fund and not the indirect expenses of investing in the GS4 Class shares of the Money Market Fund.

(2)	The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.65% for the GS2 Class, 0.73% for the GS4 Class, 1.20% for the GS6 Class and 1.50% for the GS8 Class. This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2008. The “Fee waiver and expense reimbursement” also includes the waiver of a shareholder service fee attributable to the Fund’s cash balances invested in the Money Market Fund. If expenses fall below the levels noted above within three years after the Investment Adviser has made such a waiver or reimbursement, the Fund may repay the Investment Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and such expense limitation does not exceed the limitation in place during the year in which the waivers were originally incurred.

(3)	The “Net expenses” may not equal the limits for total annual operating expenses for each Class as set forth in footnote 2 above due to indirect fees and expenses associated with investments in the GS4 Class of the Money Market Fund.

Example

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

•	You reinvested all dividends and other distributions.

•	The Fund’s average annual return was 5%.

•	The Fund’s operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years*	5 Years*	10 Years*
GS2 Class	$58	$183	$318	$714
GS4 Class	$75	$240	$420	$940
GS6 Class	$110	$343	$595	$1,317
GS8 Class	$153	$476	$823	$1,801

The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

*	The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2008. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement only for the first year.

82	GuideStone Funds

The Global Bond Fund Summary

Portfolio Description

Investment Objective	• The Global Bond Fund seeks to maximize total return through capital gains and current income while preserving principal value.

Principal Investment Strategies

•    The Fund invests mainly (at least 80% of its net assets and typically more) in a diversified portfolio of fixed income instruments of varying maturities and quality across different industries and sectors of the fixed income market.

• The Fund invests in globally diversified fixed income securities and rotates portfolio allocations among global sectors, including:

• High yield and investment grade corporate securities located in the United States; and

• High yield and investment grade corporate securities located in non-U.S. developed and emerging markets.

• Obligations issued by or guaranteed by:

• The U.S. government, its agencies and instrumentalities, banks and corporations; and

• Foreign governments, banks, and corporations.

• Mortgage-backed and asset-backed securities.

•    The Fund may invest a substantial portion of total assets in securities denominated in foreign currencies and in U.S. dollar denominated securities of foreign issuers. In addition, the Fund may hedge its exposure to foreign currency.

•    The average credit quality for the Fund’s portfolio will be greater than or equal to the “Ba” category as rated by Moody’s Investors Service, Inc. (Moody’s) or the equivalent by Standard and Poor’s (“S&P®”). The Fund may hold up to 70% of its assets in high yield securities (“junk bonds”) and emerging market securities rated below investment grade (“Baa” category by Moody’s or the equivalent by S&P®).

• The average dollar weighted duration of the Fund normally varies between 3 and 10 years.

• The Fund may invest and reinvest in long or short derivative instruments such as, but not limited to, futures contracts, forward contracts options, and swap agreements.

•    The Sub-Advisers seek to accomplish the objectives of the Fund by implementing a long-term, value-oriented approach utilizing diversified strategies across all sectors of the global fixed-income market.

•    The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manage a portion of the Fund’s portfolio under the oversight of the Investment Adviser. Each Sub-Adviser uses different investment techniques to identify securities it believes

Prospectus	83

would be the most profitable to the Fund over the long-term while maintaining diversification and risk controls. See “Sub-Advisers” under “Management of the Funds” for a discussion of the Fund’s Sub-Advisers.

See “Additional Investment & Risk Information” for more about the Fund’s investments.

Principal Risks	The Fund is subject to the following principal risks. Other risks are described under “Additional Investment & Risk Information.”

•    The Fund’s value will fluctuate in response to interest rates and other economic factors. Bond prices typically drop as interest rates rise, and vice versa. The yield earned by the Fund will also vary with changes in interest rates and other economic factors. An investor in the Fund should be able to accept significant short-term fluctuations in value. It is possible for you to lose money by investing in the Fund.

•    The Fund’s value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions.

•    High yield securities (“junk bonds”) involve greater risks of default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.

• There is a risk that the issuer of a fixed income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all.

•    Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.

•    Obligations of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.

•    Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

• Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments that are not hedged to the U.S. dollar.

• The Fund’s use of derivative instruments may increase the risk of loss.

• The performance of the Fund will depend on how successfully its Sub-Adviser pursues its investment strategies.

84	GuideStone Funds

Performance

The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, total return information will be presented.

Fees and Expenses

What are fund expenses?

Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund’s expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the estimated fees and expenses that you may pay if you buy and hold shares of the GS4 Class of the Global Bond Fund.

GS4 Class
Shareholder Fees	None
(Fees paid directly from your investment)
Annual Fund Operating Expenses
(Expenses that are deducted from fund assets)
Management fee	0.41%
Distribution (12b-1) fee	None
Other expenses(1)	0.45%

Total Fund operating expenses	0.86%
Fee waiver and expense reimbursement(2)	(0.00%)

Net Fund operating expenses	0.86%
Acquired Fund fees and expenses(3)	0.02%

Net Fund operating expenses and Acquired Fund fees and expenses	0.88%

(1)	“Other expenses” are estimated for the current fiscal year and include blue sky, printing, transfer agency fees, and shareholder servicing fees, which are class specific.

(2)	The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total Fund operating expenses, before expense payments by broker-dealers, to 1.04% for the GS4 Class. This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2008. If expenses fall below the levels noted above within three years after the Investment Adviser has made such a waiver or reimbursement, the Fund may repay the Investment Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and such expense limitation does not exceed the limitation in place during the year in which the waivers were originally incurred.

(3)	The Fund’s shareholders indirectly bear the expenses of the GS4 Class shares of the Money Market Fund in which the Fund invests. These indirect expenses are based on the actual expenses of the GS4 Class shares of the Money Market Fund for the fiscal year ended December 31, 2006. For the expense ratio of the GS4 Class of the Money Market Fund, see the fee table of the Money Market Fund in this Prospectus.

Example

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

•	You reinvested all dividends and other distributions.

•	The Fund’s average annual return was 5%.

•	The Fund’s operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years*
GS4 Class	$88	$274

The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

*	The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2008. Thus, the 3 Years example reflects the waiver and reimbursement only for the first year.

Prospectus	85

The Equity Index Fund Summary

What is the S&P 500® Index?

The Standard and Poor’s 500® — Total Return Index (the “S&P 500® Index”) consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value. The S&P 500® Index is one of the most widely used benchmarks of U.S. equity performance.

Portfolio Description

Investment Objective	• The Equity Index Fund seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the S&P 500® Index.

Principal Investment Strategies

•    Under normal market conditions, the Fund will invest substantially all (at least 80%) of its total assets in the equity securities of the companies that make up the S&P 500® Index, in weightings that approximate the relative composition of the securities contained in the S&P 500® Index.

•    The Fund may invest to a lesser extent in derivative instruments, including exchange listed options, futures, and swap agreements, that are based on:

•        The S&P 500® Index;

•        Companies included in the S&P 500® Index; or

•        Stock indexes other than but similar to the S&P 500® Index.

•    The companies chosen for inclusion in the S&P 500® Index tend to be industry leaders within the U.S. economy as determined by Standard & Poor’s. However, companies are not selected for inclusion by Standard & Poor’s because they are expected to have superior stock price performance relative to the market in general or other stocks in particular.

•    The Fund uses one or more Sub-Advisers to manage its portfolio under the oversight of the Investment Adviser. See “Sub-Advisers” under “Management of the Funds” for a discussion of the Fund’s Sub-Adviser.

•    The Fund is passively managed, which means it tries to duplicate the investment composition and performance of the S&P 500® Index using computer programs and statistical procedures. As a result, the Sub-Adviser(s) does not use traditional methods of fund investment management for the Fund, such as selecting securities on the basis of economic, financial, and market analysis. Rather, the Sub-Adviser(s) buys and sells securities in response to changes in the S&P 500® Index. Because the Fund has fees and transaction expenses (while the S&P 500® Index has none), returns are likely to be below those of the S&P 500® Index.

86	GuideStone Funds

•    The correlation between the Fund’s performance and the S&P 500® Index is expected to be greater than 98%. However, it could be lower in certain market environments and due to certain stocks that may be excluded from the Fund’s portfolio because of social investment policies and restrictions (100% would indicate perfect correlation).

•    S&P® does not endorse any stock in the S&P 500® Index. “Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500®”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GuideStone Funds (the “Trust”). The Equity Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s® and Standard & Poor’s® makes no representation regarding the advisability of investing in the Fund. For more information, see the Section “The Equity Index Fund” on pages 26 to 27 of the Trust’s Statement of Additional Information.

See “Additional Investment & Risk Information” for more about the Fund’s investments.

Principal Risks

The Fund is subject to the following principal risks. Other risks are described under “Additional Investment & Risk Information.”

•    There is no guarantee that the stock market or the stocks that the Fund buys will increase in value. It is possible for you to lose money by investing in the Fund.

•    The Fund’s value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. An investor in the Fund should be able to accept significant short-term fluctuations in value.

•    There is a risk that large capitalization stocks may not perform as well as other asset classes or the U.S. stock market as a whole. In the past, large capitalization stocks have gone through cycles of doing better or worse than the stock market in general.

•    There is a risk that the Fund, which is passively managed, may not perform as well as funds with more traditional methods of investment management, such as selecting securities based on economic, financial, and market analysis.

•    The Fund’s use of derivatives, such as S&P 500® Index futures, may reduce the Fund’s returns and increase its volatility.

•    The Fund must pay various expenses, while the S&P 500® Index’s total return does not reflect any expenses.

What is market capitalization?

Market capitalization is the total dollar value of all of an issuer’s outstanding shares on a market. It is a measure of corporate size. The market capitalization of an issuer is equal to the number of its shares outstanding multiplied by the price per share.

Prospectus	87

Performance

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Fund’s GS4 Class shares. Different classes of the same Fund will generally have substantially similar returns because the shares are invested in the same portfolio of securities. Annual returns of different classes of the same Fund will differ from each other only to the extent that the classes have different expenses (including Rule 12b-1 fees). The table below shows the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, and the performance of a broad-based index. The table also shows the Fund’s GS2 Class, GS6 Class and GS8 Class returns, before taxes, averaged over certain periods of time. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Best and Worst Quarterly Returns, GS4 Class Shares (for the periods reflected in the chart above)

	Return	Quarter/Year
Highest return/best quarter	14.92%	2/2003
Lowest return/worst quarter	(17.47%)	3/2002

Average Annual Total Returns as of December 31, 2006

	1 Year	5 Years	Since Inception (1)
Equity Index Fund
GS4 Class returns before taxes	15.19%	5.72%	4.83%
GS4 Class returns after taxes on distributions (2)	14.81%	5.36%	4.44%
GS4 Class returns after taxes on distributions and sale of Fund shares (2)	10.25%	4.77%	3.98%
GS2 Class returns before taxes	15.37%	5.86%	4.84%
GS6 Class returns before taxes	14.97%	5.60%	4.70%
GS8 Class returns before taxes	14.63%	N/A	10.64%
S&P 500® Index (reflects no deduction for fees, expenses or taxes) (3)	15.78%	6.19%	5.25%

(1)	Inception date of the Fund is August 27, 2001. Inception date of the GS8 Class is November 8, 2004.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts.

(3)	The S&P 500® Index includes 500 of the largest stocks (in terms of market value) in the United States.

88	GuideStone Funds

Fees and Expenses

What are fund expenses?

Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund’s expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Equity Index Fund.

	GS2 Class	GS4 Class	GS6 Class	GS8 Class

Shareholder Fees	None	None	None	None
(Fees paid directly from your investment)
Annual Fund Operating Expenses
(Expenses that are deducted from fund assets)
Management fee	0.16%	0.16%	0.16%	0.16%
Distribution (12b-1) fee	None	None	0.10%	0.30%
Other expenses (1)	0.08%	0.28%	0.53%	0.69%

Total annual operating expenses	0.24%	0.44%	0.79%	1.15%
Fee waiver and expense reimbursement (2)	(0.00%)	(0.03%)	(0.18%)	(0.24%)

Net expenses (3)	0.24%	0.41%	0.61%	0.91%

(1)	“Other expenses” include blue sky, printing, transfer agency fees, shareholder servicing fees, which are class specific, and the indirect fees and expenses associated with investments in the GS4 Class shares of the Money Market Fund. Total annual operating and net expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements or in the financial highlights contained in this Prospectus because the financial statements include only the direct operating expenses incurred by the Fund and not the indirect expenses of investing in the GS4 Class shares of the Money Market Fund.

(2)	The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses to 0.25% for the GS2 Class, 0.40% for the GS4 Class, 0.60% for the GS6 Class and 0.90% for the GS8 Class. This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2008. The “Fee waiver and expense reimbursement” also includes the waiver of shareholder service fees attributable to the Fund’s cash balances invested in the Money Market Fund. If expenses fall below the levels noted above within three years after the Investment Adviser has made such a waiver or reimbursement, the Fund may repay the Investment Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and such expense limitation does not exceed the limitation in place during the year in which the waivers were originally incurred.

(3)	The “Net expenses” may not equal the limits for total annual operating expenses for each Class as set forth in footnote 2 above due to indirect fees and expenses associated with investments in the GS4 Class of the Money Market Fund.

Example

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

•	You reinvested all dividends and other distributions.

•	The Fund’s average annual return was 5%.

•	The Fund’s operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years*	5 Years*	10 Years*
GS2 Class	$24	$74	$130	$293
GS4 Class	$41	$135	$238	$540
GS6 Class	$61	$231	$417	$955
GS8 Class	$92	$339	$607	$1,376

The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

*	The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2008. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement only for the first year.

Prospectus	89

The Real Estate Securities Fund Summary

Portfolio Description

Investment Objective	• The Real Estate Securities Fund seeks to provide long-term capital appreciation and current income.

Principal Investment Strategies

•    The Fund normally invests at least 80% of its net assets (and typically more) in equity securities of real estate investment trusts (“REITs”) and other real estate related companies. The Fund defines a real estate company as one that derives at least 50% of its revenue from, or has at least 50% of its assets in, real estate, including the ownership, construction, management or sale of real estate. A REIT is a company dedicated to owning, and usually operating, income-producing real estate, or to financing real estate.

•    The Sub-Adviser generally looks for real estate securities that have the potential to provide superior returns to the Fund and focuses on companies with the potential for stock price appreciation and a record of paying dividends.

•    The Fund is non-diversified and will invest primarily in equity REITs, but in changing market conditions may invest in other types of REITs.

•    While it currently has a single Sub-Adviser, the Fund may use a multi-manager approach, using two or more Sub-Advisers to manage different portions of its portfolio under the oversight of the Investment Adviser. The Sub-Adviser uses different investment techniques to identify investments it believes would be the most profitable to the Fund over the long term. See “Sub-Advisers” under “Management of the Funds” for a discussion of the Fund’s Sub-Adviser.

See “Additional Investment & Risk Information” for more about the Fund’s investments.

Principal Risks

The Fund is subject to the following principal risks. Other risks are described under “Additional Investment & Risk Information.”

•    There is no guarantee that the equity securities that the Fund buys will increase in value. It is possible for you to lose money by investing in the Fund.

•    The Fund’s value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or real estate market, as well as general market and economic conditions. An undervalued stock may not increase in price as anticipated by a Sub-Adviser if other investors fail to recognize the company’s value or the factors that the Sub-Adviser believed would increase the price do not occur. An investor in the Fund should be able to accept significant short-term fluctuations in value.

•    The Fund concentrates its assets in the real estate industry, so your investment in the Fund will be closely linked to the performance of the real estate markets. Property values may decrease due to increasing vacancies or declining rents resulting

90	GuideStone Funds

from unanticipated economic, legal, cultural or technological developments or because of overbuilding or lack of mortgage funds. The value of an individual property may also decline because of environmental liabilities or losses due to casualty or condemnation. Because of this concentration in the real estate industry, the value of the Fund’s shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.

•    The Fund may at times be more concentrated in particular sub-sectors of the real estate industry, such as apartments, retail, hotels, offices, industrial, health care and others. As such, its performance would be especially sensitive to developments that significantly affect those businesses.

•    In addition, Equity REITs may be affected by changes in the value of the underlying property they own, while Mortgage REITs may be affected by the quality of any credit they extend. Equity and Mortgage REITs are dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

•    The Fund is subject to interest rate risk, which is the risk that REITs and other real estate company share prices overall will decline over short or even long periods because of rising interest rates. During periods of high interest rates, REITs and other real estate companies may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. High interest rates may also mean that financing from property purchases and improvements is more costly and difficult to obtain.

•    Some of the REITs and other real estate company securities in which the Fund invests may be preferred stock that receives preference in the payment of dividends. Convertible preferred stock is exchangeable for common stock and may therefore be more volatile.

•    The Fund is “non-diversified”, meaning it may invest in securities of relatively few issuers and the performance of one or a small number of issuers may affect overall Fund performance more than if the Fund invested in a larger number of issuers.

What is a real estate investment trust or REIT?

A REIT is a pooled investment vehicle that invests primarily in income-producing real estate or real estate loans or interests. REITs are not taxed on income distributed to shareholders, provided they comply with the requirements of the Internal Revenue Code.

REITs are generally classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property, derive their income primarily from rents and can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs.

Prospectus	91

Performance

The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, total return information will be presented. Performance information for an unregistered predecessor fund with substantially similar investment objectives, policies and strategies as the Fund can be found in the section entitled “Related Performance Information” beginning on page 137.

Fees and Expenses

What are fund expenses?

Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund’s expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the estimated fees and expenses that you may pay if you buy and hold shares of the GS4 Class of the Real Estate Securities Fund.

GS4 Class
Shareholder Fees	None
(Fees paid directly from your investment)
Annual Fund Operating Expenses
(Expenses that are deducted from fund assets)
Management fee	0.97%
Distribution (12b-1) fee	None
Other expenses (1)	0.48%

Total Fund operating expenses	1.45%
Fee waiver and expense reimbursement (2)	(0.12%)

Net Fund operating expenses	1.33%
Acquired Fund fees and expenses (3)	0.01%

Net Fund operating expenses and Acquired Fund fees and expenses	1.34%

(1)	“Other expenses” are estimated for the current fiscal year and include blue sky, printing, transfer agency fees, and shareholder servicing fees, which are class specific.

(2)	The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total Fund operating expenses, before expense payments by broker-dealers, to 1.33% for the GS4 Class. This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2008. If expenses fall below the levels noted above within three years after the Investment Adviser has made such a waiver or reimbursement, the Fund may repay the Investment Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and such expense limitation does not exceed the limitation in place during the year in which the waivers were originally incurred.

(3)	The Fund’s shareholders indirectly bear the expenses of the GS4 Class shares of the Money Market Fund in which the Fund invests. These indirect expenses are based on the actual expenses of the GS4 Class shares of the Money Market Fund for the fiscal year ended December 31, 2006. For the expense ratio of the GS4 Class of the Money Market Fund, see the fee table of the Money Market Fund in this Prospectus.

Example

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

•	You reinvested all dividends and other distributions.

•	The Fund’s average annual return was 5%.

•	The Fund’s operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years*
GS4 Class	$135	$447

The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

*	The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2008. Thus, the 3 Years example reflects the waiver and reimbursement only for the first year.

92	GuideStone Funds

The Value Equity Fund Summary

Portfolio Description

Investment Objective	• The Value Equity Fund seeks to provide long-term capital appreciation.

Principal Investment Strategies

•    The Fund invests mainly (at least 80% of its net assets and typically more) in equity securities. The Fund is diversified and focuses on large and medium-sized U.S. companies whose stocks are considered by the Fund’s Sub-Advisers to be value stocks. Value stocks are generally those that are trading at prices that the Sub-Advisers believe are below what the stocks are worth or that may be out of favor with investors.

•    These stocks typically have lower price/earnings ratios, lower asset valuations, and/or higher dividend yields relative to the U.S. market as a whole.

•    The Fund may invest to a lesser extent in American Depository Receipts, which represent ownership of underlying foreign securities that are denominated in U.S. dollars.

•    The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manage a portion of its portfolio under the oversight of the Investment Adviser. Each Sub-Adviser uses different investment styles to identify stocks it believes are undervalued or are generally out of favor with investors. See “Sub-Advisers” under “Management of the Funds” for a discussion of the Fund’s Sub-Advisers.

See “Additional Investment & Risk Information” for more about the Fund’s investments.

Prospectus	93

Principal Risks

The Fund is subject to the following principal risks. Other risks are described under “Additional Investment & Risk Information.”

•    There is no guarantee that the stock market or the stocks that the Fund buys will increase in value. It is possible for you to lose money by investing in the Fund.

•    The Fund’s value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. An undervalued stock may not increase in price as anticipated by a Sub-Adviser if other investors fail to recognize the company’s value or the factors that the Sub-Adviser believed would increase the price do not occur. An investor in the Fund should be able to accept significant short-term fluctuations in value.

•    There is a risk that value-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, value stocks have tended to lag the overall stock market during rising markets, and to outperform it during periods of flat or declining markets.

•    The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategies.

What are value funds?

Value funds generally emphasize stocks of companies that are believed to be fundamentally attractive based on certain valuation factors. These stocks generally have growth prospects regarded as subpar by the market. Reflecting these market expectations, the prices of value stocks typically are below-average in comparison with such factors as revenue, earnings and book value. This is in contrast to stocks with above-average growth prospects, in which the Growth Equity Fund primarily invests. Both categories of stocks have produced similar returns in the past, although each category has periods when it outperforms the other.

94	GuideStone Funds

Performance

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Fund’s GS4 Class shares. Different classes of the same Fund will generally have substantially similar returns because the shares are invested in the same portfolio of securities. Annual returns of different classes of the same Fund will differ from each other only to the extent that the classes have different expenses (including Rule 12b-1 fees). The table below shows the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, and the performance of a broad-based index. The table also shows the Fund’s GS2 Class, GS6 Class and GS8 Class returns, before taxes, averaged over certain periods of time. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Best and Worst Quarterly Returns, GS4 Class Shares (for the periods reflected in the chart above)

	Return	Quarter/Year
Highest return/best quarter	18.04%	2/2003
Lowest return/worst quarter	(19.39%)	3/2002

Average Annual Total Returns as of December 31, 2006

	1 Year	5 Years	Since Inception (1)
Value Equity Fund
GS4 Class returns before taxes	18.64%	10.09%	8.62%
GS4 Class returns after taxes on distributions (2)	16.63%	9.17%	7.73%
GS4 Class returns after taxes on distributions and sale of Fund shares (2)	14.32%	8.54%	7.24%
GS2 Class returns before taxes	18.76%	10.28%	8.98%
GS6 Class returns before taxes	18.21%	9.78%	8.45%
GS8 Class returns before taxes	17.75%	N/A	13.77%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) (3)	22.25%	10.86%	9.46%

(1)	Inception date of the Fund is August 27, 2001. Inception date of the GS8 Class is November 8, 2004.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts.

(3)	The Russell 1000® Value Index is a large-cap index consisting of those Russell 1000® securities with a less-than-average growth orientation. Companies in this index tend to exhibit lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

Prospectus	95

Fees and Expenses

What are fund expenses?

Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund’s expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Value Equity Fund.

	GS2 Class	GS4 Class	GS6 Class		GS8 Class

Shareholder Fees	None	None	None		None
(Fees paid directly from your investment)
Annual Fund Operating Expenses
(Expenses that are deducted from fund assets)
Management fee	0.67%	0.67%	0.67%		0.67%
Distribution (12b-1) fee	None	None	0.10%		0.30%
Other expenses (1)	0.05%	0.24%	0.47%		0.68%

Total Fund operating expenses	0.72%	0.91%	1.24%		1.65%
Fee waiver and expense reimbursement (2)	(0.00%)	(0.01%)	(0.00	%)(4)	(0.05%)

Net Fund operating expenses (3)	0.72%	0.90%	1.24%		1.60%
Acquired Fund fees and expenses (5)	0.01%	0.01%	0.01%		0.01%

Net Fund operating expenses and Acquired Fund fees and expenses	0.73%	0.91%	1.25%		1.61%

(1)	“Other expenses” include blue sky, printing, transfer agency fees, and shareholder servicing fees, which are class specific.

(2)	The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total Fund operating expenses, before expense payments by broker-dealers, to 0.76% for the GS2 Class, 0.90% for GS4 Class, 1.30% for the GS6 Class and 1.60% for GS8 Class. This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2008. The “Fee waiver and expense reimbursement” also includes the waiver of shareholder service fees attributable to the Fund’s cash balances invested in the Money Market Fund. If expenses fall below the levels noted above within three years after the Investment Adviser has made such a waiver or reimbursement, the Fund may repay the Investment Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and such expense limitation does not exceed the limitation in place during the year in which the waivers were originally incurred.

(3)	The Trust has arrangements with certain broker-dealers who have agreed to pay certain expenses in return for the direction of a portion of the Fund’s brokerage business. In the Fund’s last fiscal year, these arrangements reduced the Fund’s net annual fund operating expenses by 0.01% for each class.

(4)	Due to the repayment provision referenced in footnote 2 above, the Investment Adviser was repaid a portion of GS6 Class expenses previously reimbursed by the Investment Adviser.

(5)	The Fund’s shareholders indirectly bear the expenses of the GS4 Class shares of the Money Market Fund in which the Fund invests. These indirect expenses are based on the actual expenses of the GS4 Class shares of the Money Market Fund for the fiscal year ended December 31, 2006. For the expense ratio of the GS4 Class of the Money Market Fund, see the fee table of the Money Market Fund in this Prospectus.

Example

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

•	You reinvested all dividends and other distributions.

•	The Fund’s average annual return was 5%.

•	The Fund’s operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years*	5 Years*	10 Years*
GS2 Class	$74	$230	$401	$894
GS4 Class	$92	$289	$503	$1,119
GS6 Class	$126	$393	$681	$1,500
GS8 Class	$163	$516	$893	$1,954

The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

*	The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2008. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement only for the first year.

96	GuideStone Funds

The Growth Equity Fund Summary

Portfolio Description

Investment Objective	• The Growth Equity Fund seeks to provide long-term capital appreciation. Any income is incidental to this objective.

Principal Investment Strategies

•    The Fund invests mainly (at least 80% of its net assets and typically more) in equity securities. The Fund is diversified and focuses on large- and medium-sized U.S. companies whose stocks are considered by the Fund’s Sub-Advisers to have above-average growth prospects.

•    The Fund focuses on companies believed to have above-average potential for growth in revenue and earnings. Reflecting the market’s high expectations for superior growth, the prices of such stocks are typically above-average in relation to such measures as revenue, earnings, and book value when compared to the U.S. market as a whole.

•    The Fund may invest to a lesser extent in American Depository Receipts, which represent ownership of underlying foreign securities that are denominated in U.S. dollars, regular shares of foreign companies traded and settled on U.S. Exchanges and over-the-counter markets and foreign equity securities (including non-U.S. dollar denominated securities).

•    The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manage a portion of its portfolio under the oversight of the Investment Adviser. Each Sub-Adviser uses both fundamental research and quantitative analysis to select stocks it believes have above-average growth prospects, but may make investment decisions for the Fund based on an analysis of differing factors, such as revenue and earnings growth, or unanticipated positive earnings. See “Sub-Advisers” under “Management of the Funds” for a discussion of the Fund’s Sub-Advisers.

See “Additional Investment & Risk Information” for more about the Fund’s investments.

Prospectus	97

The Fund is subject to the following principal risks. Other risks are described under “Additional Investment & Risk Information.”

Principal Risks

•    There is no guarantee that the stock market or the stocks that the Fund buys will increase in value. It is possible for you to lose money by investing in the Fund.

•    The Fund’s value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. An investor in this Fund should be able to accept significant short-term fluctuations in value.

•    Although the Fund will not concentrate in any particular industry, it may be heavily invested in a particular economic sector. If the Fund focuses on one or a few sectors, its performance is likely to be disproportionately affected by factors influencing that sector, including market, economic, political or regulatory developments. The Fund’s performance may also suffer if a sector does not perform as well as the Sub-Advisers expected. Prices of securities in the same sector often change collectively regardless of the merits of individual companies.

•    There is a risk that growth-oriented investments may not perform as well as the rest of the U.S. stock market as a whole. In the past, growth stocks have tended to outperform the overall stock market during rising markets, and to lag during periods of flat or declining markets.

•    The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategies.

What are Growth Funds?

Growth funds invest in the stock of growth-oriented companies, seeking maximum growth of earnings and share price with little regard for dividend earnings. Generally, companies with high relative rates of growth tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends. As a result, investors in growth funds tend to receive most of their return, if any, in the form of capital appreciation.

98	GuideStone Funds

Performance

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Fund’s GS4 Class shares. Different classes of the same Fund will generally have substantially similar returns because the shares are invested in the same portfolio of securities. Annual returns of different classes of the same Fund will differ from each other only to the extent that the classes have different expenses (including Rule 12b-1 fees). The table below shows the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, and the performance of a broad-based index. The table also shows the Fund’s GS2 Class, GS6 Class and GS8 Class returns, before taxes, averaged over certain periods of time. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Best and Worst Quarterly Returns, GS4 Class Shares (for the periods reflected in the chart above)

	Return	Quarter/Year
Highest return/best quarter	15.35%	4/2001
Lowest return/worst quarter	(17.57%)	2/2002

Average Annual Total Returns as of December 31, 2006

	1 Year	5 Years	Since Inception (1)
Growth Equity Fund
GS4 Class returns before taxes	0.34%	2.60%	2.07%
GS4 Class returns after taxes on distributions (2)	0.34%	2.60%	2.07%
GS4 Class returns after taxes on distributions and sale of Fund shares (2)	0.22%	2.23%	1.77%
GS2 Class returns before taxes	0.45%	2.70%	2.19%
GS6 Class returns before taxes	0.00%	2.30%	1.78%
GS8 Class returns before taxes	(0.37%)	N/A	6.20%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes) (3)	9.07%	2.69%	2.18%

(1)	Inception date of the Fund is August 27, 2001. Inception date of the GS8 Class is November 8, 2004.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts.

(3)	The Russell 1000® Growth Index is a large-cap index consisting of those Russell 1000® securities with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

Prospectus	99

Fees and Expenses

What are fund expenses?

Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund’s expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Growth Equity Fund.

	GS2 Class	GS4 Class	GS6 Class	GS8 Class

Shareholder Fees	None	None	None	None
(Fees paid directly from your investment)
Annual Fund Operating Expenses
(Expenses that are deducted from fund assets)
Management fee	0.85%	0.85%	0.85%	0.85%
Distribution (12b-1) fee	None	None	0.10%	0.30%
Other expenses (1)	0.05%	0.24%	0.53%	0.69%

Total Fund operating expenses	0.90%	1.09%	1.48%	1.84%
Fee waiver and expense reimbursement (2)	(0.01%)	(0.08%)	(0.07%)	(0.13%)

Net Fund operating expenses (3)	0.89%	1.01%	1.41%	1.71%
Acquired Fund fees and expenses (4)	0.01%	0.01%	0.01%	0.01%

Net Fund operating expenses and Acquired Fund fees and expenses	0.90%	1.02%	1.42%	1.72%

(1)	“Other expenses” include blue sky, printing, transfer agency fees, and shareholder servicing fees, which are class specific.

(2)	The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total Fund operating expenses, before expense payments by broker-dealers, to 0.90% for the GS2 Class, 1.02% for the GS4 Class, 1.42% for the GS6 Class and 1.72% for the GS8 Class. This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2008. The “Fee waiver and expense reimbursement” also includes the waiver of shareholder service fees attributable to the Fund’s cash balances invested in the Money Market Fund. If expenses fall below the levels noted above within three years after the Investment Adviser has made such a waiver or reimbursement, the Fund may repay the Investment Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and such expense limitation does not exceed the limitation in place during the year in which the waivers were originally incurred. The information in the fee table for the GS2 Class, GS4 Class, GS6 Class and GS8 Class has been restated to reflect the current level of fee waiver and expense reimbursement.

(3)	The Trust has arrangements with certain broker-dealers who have agreed to pay certain expenses in return for the direction of a portion of the Fund’s brokerage business. In the Fund’s last fiscal year, these arrangements reduced the Fund’s net annual fund operating expenses by 0.01% for each class.

(4)	The Fund’s shareholders indirectly bear the expenses of the GS4 Class shares of the Money Market Fund in which the Fund invests. These indirect expenses are based on the actual expenses of the GS4 Class shares of the Money Market Fund for the fiscal year ended December 31, 2006. For the expense ratio of the GS4 Class of the Money Market Fund, see the fee table of the Money Market Fund in this Prospectus.

Example

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

•	You reinvested all dividends and other distributions.

•	The Fund’s average annual return was 5%.

•	The Fund’s operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years*	5 Years*	10 Years*
GS2 Class	$91	$286	$498	$1,107
GS4 Class	$103	$339	$594	$1,325
GS6 Class	$144	$461	$802	$1,767
GS8 Class	$174	$567	$986	$2,157

The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

*	The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2008. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement only for the first year.

100	GuideStone Funds

The Small Cap Equity Fund Summary

Portfolio Description

Investment Objective	• The Small Cap Equity Fund seeks to provide long-term capital appreciation. Any income received is incidental to this objective.

Principal Investment Strategies

•    The Fund invests mainly (at least 80% of its net assets and typically more) in common stocks of U.S. companies that, at the time of purchase, are in the small capitalization segment of the U.S. equity market, consistent with the capitalization range of companies comprising the Russell 2000® Index. The Fund’s portfolio is diversified among a large number of companies across different industries and economic sectors.

•    The Fund is generally diversified with respect to stocks possessing attractive fundamental values and strong growth prospects. Many of the companies in which the Fund invests retain their earnings to finance current and future growth. These companies generally pay little or no dividends.

•    The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manage a portion of its portfolio under the oversight of the Investment Adviser. The Sub-Advisers, using fundamental research and quantitative analysis, select stocks that they believe have favorable investment characteristics, but may make investment decisions for the Fund based on an analysis of differing factors, such as revenue and earnings growth, relative valuation, business catalysts, or quality of management. See “Sub-Advisers” under “Management of the Funds” for a discussion of the Fund’s Sub-Advisers.

See “Additional Investment & Risk Information” for more about the Fund’s investments.

Prospectus	101

Principal Risks

The Fund is subject to the following principal risks. Other risks are described under “Additional Investment & Risk Information.”

•    There is no guarantee that the stock market or the stocks that the Fund buys will increase in value. It is possible for you to lose money by investing in the Fund.

•    The Fund invests primarily in small companies. An investment in a smaller company may be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience, markets and product diversification.

•    The Fund’s value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. An investor in this Fund should be able to accept significant short- term fluctuations in value.

•    The Fund expects to have a high portfolio turnover rate. High turnover creates more transaction costs and negative tax consequences that may have a negative impact on your investment in the Fund.

•    The Fund may invest in initial public offerings which entails special risks, including limited operating history of the issuing companies, unseasoned trading and limited liquidity.

•    The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategies.

What is market capitalization?

Market capitalization is the total dollar value of all of an issuer’s outstanding shares on a market. It is a measure of corporate size. The market capitalization of an issuer is equal to the number of its shares outstanding multiplied by the price per share.

102	GuideStone Funds

Performance

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Fund’s GS4 Class shares. Different classes of the same Fund will generally have substantially similar returns because the shares are invested in the same portfolio of securities. Annual returns of different classes of the same Fund will differ from each other only to the extent that the classes have different expenses (including Rule 12b-1 fees). The table below shows the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, and the performance of a broad-based index. The table also shows the Fund’s GS2 Class, GS6 Class and GS8 Class returns, before taxes, averaged over certain periods of time. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Best and Worst Quarterly Returns, GS4 Class Shares (for the periods reflected in the chart above)

	Return	Quarter/Year
Highest return/best quarter	22.83%	2/2003
Lowest return/worst quarter	(22.35%)	3/2002

Average Annual Total Returns as of December 31, 2006

	1 Year	5 Years	Since Inception (1)
Small Cap Equity Fund
GS4 Class returns before taxes	11.27%	9.11%	8.67%
GS4 Class returns after taxes on distributions (2)	9.40%	8.11%	7.73%
GS4 Class returns after taxes on distributions and sale of Fund shares (2)	8.54%	7.64%	7.28%
GS2 Class returns before taxes	11.40%	9.21%	8.83%
GS6 Class returns before taxes	10.84%	8.78%	8.37%
GS8 Class returns before taxes	10.44%	N/A	11.25%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes) (3)	18.37%	11.39%	11.04%

(1)	Inception date of the Fund is August 27, 2001. Inception date of the GS8 Class is November 8, 2004.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts.

(3)	The Russell 2000® Index is a small-cap index consisting of the smallest 2000 companies in the Russell 3000® Index, representing approximately 7% of the Russell 3000® Index total market capitalization.

Prospectus	103

Fees and Expenses

What are fund expenses?

Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund’s expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Equity Fund.

	GS2 Class	GS4 Class	GS6 Class		GS8 Class

Shareholder Fees	None	None	None		None
(Fees paid directly from your investment)
Annual Fund Operating Expenses
(Expenses that are deducted from fund assets)
Management fee	0.98%	0.98%	0.98%		0.98%
Distribution (12b-1) fee	None	None	0.10%		0.30%
Other expenses (1)	0.08%	0.27%	0.49%		0.71%

Total Fund operating expenses	1.06%	1.25%	1.57%		1.99%
Fee waiver and expense reimbursement (2)	(0.00%)	(0.04%)	0.01	%(4)	(0.08%)

Net Fund operating expenses (3)	1.06%	1.21%	1.58%		1.91%
Acquired Fund fees and expenses (5)	0.01%	0.01%	0.01%		0.01%

Net Fund operating expenses and Acquired Fund fees and expenses	1.07%	1.22%	1.59%		1.92%

(1)	“Other expenses” include blue sky, printing, transfer agency fees, and shareholder servicing fees, which are class specific.

(2)	The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total Fund operating expenses, before expense payments by broker-dealers, to 1.14% for the GS2 Class, 1.21% for the GS4 Class, 1.61% for the GS6 Class and 1.91% for the GS8 Class. This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2008. The “Fee waiver and expense reimbursement” also includes the waiver of shareholder service fees attributable to the Fund’s cash balances invested in the Money Market Fund. If expenses fall below the levels noted above within three years after the Investment Adviser has made such a waiver or reimbursement, the Fund may repay the Investment Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and such expense limitation does not exceed the limitation in place during the year in which the waivers were originally incurred. The information in the table for the GS2 Class, GS4 Class, GS6 Class and GS8 Class shares has been restated to reflect the current level of fee waiver and expense reimbursement.

(3)	The Trust has arrangements with certain broker-dealers who have agreed to pay certain expenses in return for the direction of a portion of the Fund’s brokerage business. In the Fund’s last fiscal year, these arrangements reduced the Fund’s net annual fund operating expenses by 0.01% for each class.

(4)	Due to the repayment provision referenced in footnote 2 above, the Investment Adviser was repaid a portion of GS6 Class expenses previously reimbursed by the Investment Adviser.

(5)	The Fund’s shareholders indirectly bear the expenses of the GS4 Class shares of the Money Market Fund in which the Fund invests. These indirect expenses are based on the actual expenses of the GS4 Class shares of the Money Market Fund for the fiscal year ended December 31, 2006. For the expense ratio of the GS4 Class of the Money Market Fund, see the fee table of the Money Market Fund in this Prospectus.

Example

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

•	You reinvested all dividends and other distributions.

•	The Fund’s average annual return was 5%.

•	The Fund’s operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years*	5 Years*	10 Years*
GS2 Class	$108	$337	$585	$1,294
GS4 Class	$123	$393	$683	$1,510
GS6 Class	$161	$497	$856	$1,868
GS8 Class	$194	$617	$1,067	$2,316

The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

*	The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2008. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement only for the first year.

104	GuideStone Funds

The International Equity Fund Summary

Portfolio Description

Investment Objective	• The International Equity Fund seeks to provide long-term capital appreciation. Any income received is incidental to this objective.

Principal Investment Strategies

•    The Fund invests mainly (at least 80% of its net assets and typically more) in common stocks of foreign companies in countries having economies and markets generally considered to be developed. The Fund’s portfolio is diversified among a large number of companies across different industries and economic sectors.

•    The Fund may also invest to a lesser extent in common stocks of foreign companies located in emerging markets.

•    Common stocks of foreign companies are predominantly traded on foreign stock exchanges.

•    Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well- diversified across countries and geographical regions. An issuer is considered to be from the country where it is located, where it is headquartered or incorporated, where the majority of its assets are located, or where it generates the majority of its operating income.

•    The Fund may invest to a lesser extent in American Depository Receipts and Global Depository Receipts and other similar instruments, each of which represents ownership of underlying foreign securities in currencies other than that of the country of incorporation.

•    The Fund may use currency transactions, such as forward contracts, to hedge its non-U.S.-dollar-denominated obligations or for investment purposes.

•    The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manage a portion of its portfolio under the oversight of the Investment Adviser. The Sub-Advisers, in managing their respective portions of the Fund’s portfolio, practice different investment styles that the Investment Adviser believes complement one another. See “Sub-Advisers” under “Management of the Funds” for a discussion of the Fund’s Sub-Advisers.

See “Additional Investment & Risk Information” for more about the Fund’s investments.

Prospectus	105

Principal Risks

The Fund is subject to the following principal risks. Other risks are described under “Additional Investment & Risk Information.”

•   There is no guarantee that the international stock markets or the stocks that the Fund buys will increase in value. It is possible for you to lose money by investing in the Fund.

•    The Fund’s value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer, industry or country, as well as general market and economic conditions. An investor in the Fund should be able to accept significant short-term fluctuations in value.

•    Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.

•    Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments held by the Fund. Sub-Advisers may make currency investment decisions independent of their underlying stock selections.

•    The Fund’s use of derivative instruments may increase the risk of loss.

•    Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

•    The performance of the Fund will depend on how successfully its Sub-Advisers pursue its investment strategies.

106	GuideStone Funds

Performance

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Fund’s GS4 Class shares. Different classes of the same Fund will generally have substantially similar returns because the shares are invested in the same portfolio of securities. Annual returns of different classes of the same Fund will differ from each other only to the extent that the classes have different expenses (including Rule 12b-1 fees). The table below shows the Fund’s GS4 Class returns, both before and after taxes, averaged over certain periods of time, and the performance of a broad-based index. The table also shows the Fund’s GS2 Class, GS6 Class and GS8 Class returns, before taxes, averaged over certain periods of time. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Best and Worst Quarterly Returns, GS4 Class Shares (for the periods reflected in the chart above)

	Return	Quarter/Year
Highest return/best quarter	19.00%	2/2003
Lowest return/worst quarter	(18.39%)	3/2002

Average Annual Total Returns as of December 31, 2006

	1 Year	5 Years	Since Inception(1)
International Equity Fund
GS4 Class returns before taxes	23.58%	15.56%	13.47%
GS4 Class returns after taxes on distributions (2)	21.39%	15.01%	12.94%
GS4 Class returns after taxes on distributions and sale of Fund shares (2)	17.94%	13.71%	11.83%
GS2 Class returns before taxes	23.78%	15.78%	13.65%
GS6 Class returns before taxes	23.14%	15.26%	13.02%
GS8 Class returns before taxes	22.78%	N/A	21.99%
MSCI ACWI (All Country World Index) Ex-U.S. IndexSM (reflects no deduction for fees, expenses or taxes) (3)	26.65%	16.42%	14.02%

(1)	Inception date of the Fund is August 27, 2001. Inception date of the GS8 Class is November 8, 2004.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement accounts.

(3)

The MSCI ACWI (All Country World Index) Ex-U.S. IndexSM is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed (Ex-U.S.) and emerging markets. As of May 2007 the MSCI ACWI Ex-U.S. consisted of the following developed and emerging market country indices: Argentina, Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Jordan, Korea, Malaysia, Mexico, Morocco, Netherlands, New Zealand, Norway, Pakistan, Peru, Philippines, Poland, Portugal, Russia, Singapore Free, South Africa, Spain, Sri Lanka, Sweden, Switzerland, Taiwan, Thailand, Turkey, the United Kingdom and Venezuela.

Prospectus	107

Fees and Expenses

What are fund expenses?

Every mutual fund has operating expenses to pay for services, such as professional advisory, distribution, administration and custody services. The Fund’s expenses in the table below are shown as a percentage of its average annual net assets. Operating expenses are deducted from Fund assets, so you pay these expenses indirectly.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the International Equity Fund.

	GS2 Class	GS4 Class	GS6 Class	GS8 Class

Shareholder Fees	None	None	None	None
(Fees paid directly from your investment)
Annual Fund Operating Expenses
(Expenses that are deducted from fund assets)
Management fee	0.96%	0.96%	0.96%	0.96%
Distribution (12b-1) fee	None	None	0.10%	0.30%
Other expenses (1)	0.15%	0.34%	0.55%	0.75%

Total annual operating expenses	1.11%	1.30%	1.61%	2.01%
Fee waiver and expense reimbursement (2)	(0.13%)	(0.14%)	(0.13%)	(0.20%)

Net expenses (3)(4)	0.98%	1.16%	1.48%	1.81%

(1)	“Other expenses” include blue sky, printing, transfer agency fees, shareholder servicing fees, which are class specific, and the indirect fees and expenses associated with investments in the GS4 Class shares of the Money Market Fund. Total annual operating and net expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements or in the financial highlights contained in this Prospectus because the financial statements include only the direct operating expenses incurred by the Fund and not the indirect expenses of investing in the GS4 Class shares of the Money Market Fund.

(2)	The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses, before expense payments by broker-dealers, to 0.97% for the GS2 Class, 1.15% for the GS4 Class, 1.50% for the GS6 Class and 1.80% for the GS8 Class. This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2008. The “Fee waiver and expense reimbursement” also includes the waiver of shareholder service fees attributable to the Fund’s cash balances invested in the Money Market Fund. If expenses fall below the levels noted above within three years after the Investment Adviser has made such a waiver or reimbursement, the Fund may repay the Investment Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and such expense limitation does not exceed the limitation in place during the year in which the waivers were originally incurred.

(3)	The Trust has arrangements with certain broker-dealers who have agreed to pay certain expenses in return for the direction of a portion of the Fund’s brokerage business. In the Fund’s last fiscal year, these arrangements reduced the Fund’s net annual fund operating expenses by 0.02% for each Class.

(4)	The “Net expenses” may not equal the limits for total annual operating expenses for each Class as set forth in footnote 2 above due to indirect fees and expenses associated with investments in the GS4 Class of the Money Market Fund.

Example

This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It shows what you would pay if you invested $10,000 over the time periods shown and then redeemed your shares at the end of those periods. The example assumes that:

•	You reinvested all dividends and other distributions.

•	The Fund’s average annual return was 5%.

•	The Fund’s operating expenses remain the same.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years*	5 Years*	10 Years*
GS2 Class	$99	$337	$595	$1,334
GS4 Class	$117	$396	$696	$1,551
GS6 Class	$150	$493	$860	$1,897
GS8 Class	$183	$609	$1,063	$2,327

The above example is for comparison purposes only and is not a representation of the Fund’s actual expenses and returns, either past or future.

*	The waiver and reimbursement arrangement agreed to by the Investment Adviser, if not extended, will terminate on April 30, 2008. Thus, the 3 Years, 5 Years and 10 Years examples reflect the waiver and reimbursement only for the first year.

108	GuideStone Funds

Additional Investment & Risk Information

The following is a list of other investment strategies employed by the Funds and certain risks that may apply to your investments in the Funds. These are in addition to the investment strategies and risks listed in each Fund’s Risk & Return Summary. Further information about investment strategies and risks is available in the Funds’ Statement of Additional Information.

Temporary defensive positions: Each Fund may respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in temporary defensive investments. These investments may include cash, shares of the Money Market Fund, high quality short-term debt obligations, and other money market instruments. During these periods, a Fund may not meet its investment objective.

Securities lending: The Funds may lend their portfolio securities to generate additional income. If they do so, they will use various strategies (for example, only making fully collateralized and bank guaranteed loans) to reduce related risks.

Mortgage-backed and asset-backed obligations: The Bond Funds may invest in collateralized debt instruments issued or underwritten by U.S. organizations and organizations located in developed markets. The Bond Funds’ use of these securities has risks in addition to the risks of conventional debt securities. These obligations may be unsecured, or an issuer may have limited ability to enforce its interest in the underlying assets, which means there may be no collateral for the Fund to seize if the borrower defaults. Because principal is paid back over the life of the security rather than at maturity, these securities are subject to the risk of prepayment. Prepayments generally increase when interest rates fall, resulting in a risk that principal is re-invested at lower interest rates. In certain situations, prepayment may result in a loss of anticipated interest and/or principal payments, as well as any premium the Fund may have paid.

Exchange-traded Funds: Each Date Target Fund may invest up to 15% of its assets in exchange-traded funds (“ETFs”) that invest in treasury inflation protected securities (“TIPS”). ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, ETFs seek to track a specified securities index or a basket of securities that an “index provider”, such as Standard & Poor’s or Russell, selects as representative of a market, market segment, industry sector, country or geographic region. An ETF portfolio generally holds the same stocks or bonds as the index it tracks or it may hold a representative sample of such securities. Thus, an ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, a Date Target Fund will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

Generally, under the Investment Company Act of 1940, as amended, a Date Target Fund may not acquire shares of another investment company, including ETFs, if (i) immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of an ETF’s or other investment company’s total outstanding shares; (ii) the Fund’s investment in securities of an ETF or other investment company would be more than 5% of the value of the total assets of the Fund, or (iii) more than 10% of its total assets would be invested in investment companies, including the ETF. The SEC has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by other investment companies (such as a Date Target Fund) in excess of these limits. A Date Target Fund’s ability to invest in ETFs will be constrained unless the ETFs have received such an order from the SEC and the ETF and the Fund take appropriate steps to comply with certain terms and conditions set forth in the order.

The risks of an investment in an ETF include fluctuations in the price of an ETF share that may cause an ETF share to trade above or below its net asset value; an active trading market for an ETF share may not develop or be maintained; or trading of ETF shares may be halted or de-listed from the exchange.

Derivatives: The Select Funds may use long or short positions in derivatives such as, but not limited to, equity futures contracts and U.S. Treasury futures contracts, as well as options in order to maintain market exposure, to reduce market exposure, to maintain liquidity, or to commit cash pending investment.

Prospectus	109

The International Equity Fund and Bond Funds may also use currency transactions, such as forward contracts, futures and options on currencies. They may use these currency transactions to hedge their non-U.S.-dollar-denominated obligations and may also use them for investment purposes.

Each Blended Fund may invest up to 10% of its assets directly in exchange-listed equity futures contracts and exchange-listed U.S. Treasury futures contracts in order to gain exposure to the U.S. equity and fixed income markets on cash balances. The Blended Funds may also sell short exchange-listed equity futures contracts, U.S. Treasury Securities and exchange listed U.S. Treasury futures contracts to reduce exposure.

The Funds’ use of derivatives may reduce their return and increase volatility. An investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the value of the underlying security on which such transactions are based. A small investment in derivatives could have a potentially significant impact on a Fund’s performance. Derivatives also are subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of a Fund to sell or otherwise close a derivatives position could expose the Fund to losses. A Fund also could suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. There is the risk that changes in the value of a derivative may not correlate well with an underlying asset, rate or index. Derivatives also may involve additional expenses, which would reduce any benefit or increase any loss of a Fund using the derivative.

What are derivatives?

Derivatives are investments whose values are based on (or “derived” from) a stock, bond, other asset, or index. These investments include options, futures contracts, and similar investments. Futures and options are popular types of derivatives, because they are easily bought and sold, and have market values that are regularly calculated and published.

Short Sales: The Date Target Funds, Blended Funds and Bond Funds may sell short U.S. Treasury Securities to reduce market exposure. Short sales involve costs and risks. The Funds must pay the lender interest on securities they borrow, and the Funds will lose money if the price of the security increases between the time of the short sale and the date when the Funds replace the borrowed securities.

Portfolio Holdings: A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information.

Funds of Funds: In managing the Date Target and Blended Funds, the Investment Adviser will have the authority to select and substitute Select Funds. The Investment Adviser’s selection of the Select Funds may have a positive or negative effect on its revenues and/or profits. You should be aware that in addition to the fees directly associated with the Date Target and Blended Funds, you also will indirectly bear the fees of the Select Funds, which include investment advisory fees paid to the Investment Adviser.

You may invest in many of the Select Funds directly. Therefore, you may be able to realize lower aggregate expenses by investing directly in the Select Funds instead of in the Date Target and Blended Funds. However, not all of the Select Funds may be available as a direct investment option, and an investor who chooses to invest directly in the Select Funds would not receive the asset allocation and rebalancing services provided by the Investment Adviser.

110	GuideStone Funds

Management of the Funds

Investment Adviser

What is a manager of managers?

The Investment Adviser does not make the day-to-day investment decisions for the Select Funds. Rather, it retains the services of experienced investment management firms (the Sub-Advisers) to do so. The Investment Adviser continuously monitors the performance of these Sub-Advisers and allocates the assets of each Select Fund among them.

GuideStone Capital Management, an affiliate of GuideStone Financial Resources, serves as the Investment Adviser to the Funds, under its advisory agreement with the Trust and subject to the supervision of the Trust’s Board of Trustees. The Investment Adviser allocates each Date Target Fund’s and each Blended Fund’s investments among all or some of the Select Funds. With respect to the Select Funds, the Investment Adviser is a “manager of managers”; it continually monitors the performance and operations of the Sub-Advisers and allocates the assets of each Select Fund among them. It oversees each Sub-Adviser’s adherence to its stated investment style and compliance with the relevant Fund’s investment objective, policies and limitations. It recommends to the Board of Trustees the hiring or changing of Sub-Advisers. Changes are made in a Select Fund’s Sub-Advisers only when approved by the Board of Trustees. The Trust has been granted an order from the SEC to allow it to change sub-advisers and sub-advisory agreements without shareholder approval, provided that shareholders of the applicable Select Fund will be notified of such change within 90 days. A discussion regarding the basis for the approval of the advisory agreements by the Board of Trustees is available in the Semi-Annual Report to Shareholders dated June 30, 2006 and the Annual Report to Shareholders dated December 31, 2006.

GuideStone Financial Resources was established in 1918 and exists to assist churches and other ministry organizations by making available retirement plan services, life and health coverage, risk management programs and personal and institutional investment programs. During the fiscal year ended December 31, 2006, each Fund paid monthly aggregate management fees to the Investment Adviser and the Sub-Advisers at the following annual percentage rate of its average daily net assets:

Fund	Management Fee
Flexible Income Fund	0.10	%(1)
Growth & Income Fund	0.10%(1)
Capital Opportunities Fund	0.10%(1)
Global Equity Fund	0.10%(1)
Flexible Income Fund I	0.10%(1)
Growth & Income Fund I	0.10%(1)
Capital Opportunities Fund I	0.10%(1)
Global Equity Fund I	0.10%(1)
Money Market Fund	0.21%
Low-Duration Bond Fund	0.40%
Medium-Duration Bond Fund	0.43%
Extended-Duration Bond Fund	0.49%
Global Bond Fund*	0.41%
Equity Index Fund	0.16%
Real Estate Securities Fund*	0.97%
Value Equity Fund	0.67%
Growth Equity Fund	0.85%
Small Cap Equity Fund	0.98%
International Equity Fund	0.96%

*	Inception date of the Fund is December 29, 2006.

Prospectus	111

Each Fund will pay a monthly aggregate management fee to the Investment Adviser and the Sub-Advisers at the following annual percentage rate of its average daily net assets:

Fund	Management Fee
MyDestination 2005 Fund*	0.10	%(1)
MyDestination 2015 Fund*	0.10	%(1)
MyDestination 2025 Fund*	0.10	%(1)
MyDestination 2035 Fund*	0.10	%(1)
MyDestination 2045 Fund*	0.10	%(1)

*	Inception date of the Fund is December 29, 2006.
(1)	In addition, the Date Target Funds and the Blended Funds indirectly bear their proportionate share of the management fee and other expenses of the underlying Select Funds.

The Investment Adviser has agreed to waive fees and reimburse expenses to the extent needed to limit total annual operating expenses as disclosed in the Fees and Expenses table in the “Principal Risks” section for each Fund. This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2008 for each Fund. Pursuant to this arrangement, the Investment Adviser may be reimbursed for expenses previously waived or reimbursed within three years of such waiver or reimbursement. The amount of the reimbursement may not exceed the expense limitation in place during the year in which the waiver or reimbursement was originally incurred.

GuideStone Financial Resources will, at all times, directly or indirectly control the vote of at least 60% of each Fund’s shares. The Funds will refuse to accept any investment that would result in a change of such control. This means that GuideStone Financial Resources will control the vote on any matter that requires shareholder approval.

112	GuideStone Funds

Sub-Advisers

What is a sub-adviser?

Each Sub-Adviser makes the day-to-day investment decisions for the Select Fund’s assets that it manages, subject to the supervision of the Investment Adviser and the Board of Trustees. Each Sub-Adviser continuously reviews, supervises and administers its own investment program.

Below is a list of each Select Fund’s Sub-Advisers and their staff who are jointly and primarily responsible for the day-to-day management of the Select Funds’ assets. Information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership in the Funds can be found in the Trust’s Statement of Additional Information.

Money Market Fund:

BlackRock Institutional Management Corporation (“BIMC”), Wilmington, Delaware:  BIMC is a wholly-owned subsidiary of BlackRock, Inc., a premier provider of global investment management and risk management products, with $1.1 trillion in assets under management as of December 31, 2006. BIMC’s liquidity management team manages the Money Market Fund. A team of portfolio managers, led by Richard K. Hoerner, manages the Money Market Fund. Mr. Hoerner is responsible for the development of the investment strategy and its application to the Fund’s portfolio. With BIMC since 1992, Mr. Hoerner, Managing Director and Senior Portfolio Manager of BlackRock Cash Management Group, has over 25 years of experience in investment management and corporate funding. BlackRock is affiliated with PFPC Distributors, Inc., the Funds’ distributor, and PFPC Inc., which provides transfer agency and administration and accounting services to the Funds. BlackRock, PFPC Inc. and PFPC Distributors, Inc. are all members of The PNC Financial Services Group, Inc.

Low-Duration Bond Fund:

BlackRock Financial Management, Inc. (“BFM”), New York, New York:  BFM (formerly, BlackRock Advisers, Inc.) is a wholly-owned subsidiary of BlackRock, Inc., a premier provider of global investment management and risk management products, with $1.1 trillion in assets under management as of December 31, 2006. A team of portfolio managers, led by Scott Amero, Keith Anderson and Todd Kopstein, manages BFM’s portion of the Low-Duration Bond Fund. BFM’s fixed income team consists of 94 portfolio managers including 14 lead sector specialists in the major fixed income sectors, as well as 50 credit research analysts and over 393 quantitative research analysts. The fixed income team, using an approach that leverages the individual expertise of the team members, will manage the Fund utilizing BFM’s risk management analytics to regularly evaluate the composition of the Fund. Messrs. Amero, Anderson and Kopstein are all Managing Directors and have been with the firm for over ten years. Mr. Amero is co-head of global fixed income strategy and the head of Global Credit Research. Mr. Anderson, a Vice Chairman of BlackRock, Inc., is Chief Investment Officer of Global Fixed Income and is responsible for global fixed income strategy and asset allocation. As joint heads of fixed income strategy, Messrs. Amero and Anderson coordinate BFM’s team of portfolio managers and credit analysts who specialize in the government, agency, corporate and mortgage sectors and sub-sectors, worldwide. Mr. Kopstein’s primary responsibility is managing total return portfolios, with a sector emphasis on short duration securities.

Pacific Investment Management Company LLC (“PIMCO”), Newport Beach, California:  PIMCO, an institutional money management firm, was founded in 1971 to provide specialty management of fixed income portfolios. PIMCO was one of the first investment managers to specialize in fixed income and has successfully managed its total return strategy on behalf of its clients since the 1970s. PIMCO has assets under management as of December 31, 2006 of approximately $667.8 billion. Chris Dialynas is a Managing Director, portfolio manager, and a senior member of PIMCO’s investment strategy group. He joined PIMCO in 1980. Chris Dialynas implements the investment programs of the Fund’s portfolio as set forth in the account’s prospectus and stated guidelines. Chris makes investment decisions on behalf of the portfolio in accordance with their investment objectives, policies and restrictions, based on available research and statistical data and supervises the acquisition

Prospectus	113

and disposition of investments. In our effort to achieve the investment objectives of each portfolio, PIMCO makes forecasts regarding domestic and world economies, and decisions with regard to asset allocation which are utilized by each portfolio manager. Mr. Dialynas is responsible for the day-to-day management of the fund.

Payden & Rygel, Los Angeles, California:  Payden & Rygel is one of the largest global independent investment managers in the United States, with over $50 billion in assets under management as of December 31, 2006. Founded in 1983, the firm is a leader in the active management of fixed-income and equity portfolios for a diversified client base. Payden & Rygel advises corporations, foundations and endowments, pension plans, public funds and individual investors on their overall investment strategies. The Investment Policy Committee (“IPC”), comprised of managing principals averaging 17-year tenure with the firm, oversees the investment process. The firm manages its portion of the Low-Duration Bond Fund utilizing a team approach that exploits the collective wisdom of a highly qualified group of professionals. The team consists of James P. Sarni, Joyce A. Horn and Colleen M. Ambrose. The team, under the direction of the firm’s IPC has 100% discretion over the day-to-day management of the Fund. Each portfolio manager has managed the assets of the Fund since its inception. Mr. Sarni’s primary role, as a member of the IPC and Director of the Short Strategies Group, is to develop a portfolio structure that reflects both the macro mandates of the IPC and the securities that are available in the market. Together with the IPC, Mr. Sarni has discretion over major decisions such as duration or portfolio sector weights. Ms. Ambrose’s primary role, along with her team, is to implement the policy approved by the IPC within the context of individual client guidelines. Ms. Ambrose, supported by sector specialists, has the authority to pick individual securities within the authorized allocations for the Fund. Ms. Ambrose reviews all portfolio holdings on a regular basis. Ms. Horn’s primary role focuses on client related issues when structuring portfolios. As such, she is the main contact with the client. Ms. Horn is responsible for identifying and communicating clients’ objectives, constraints, risk tolerances and time horizons to the strategy group. Because the firm believes client issues are as important as market issues, the interchange between our portfolio managers and portfolio strategists is critical. Ms. Horn reviews all portfolio holdings on a regular basis.

Medium-Duration Bond Fund:

Goldman Sachs Asset Management, L.P. (“GSAM”), New York, New York:  GSAM serves as Sub-Adviser to a portion of the Medium-Duration Bond Fund. Prior to the end of April, 2003, Goldman Sachs Asset Management, a business unit of the Investment Management Division of Goldman, Sachs & Co. (“Goldman Sachs”‘), served as the Sub-Adviser for its portion of the Medium-Duration Bond Fund. Thereafter, GSAM assumed Goldman Sachs sub-advisory responsibilities to the Medium-Duration Bond Fund. As of December 31, 2006, GSAM, along with other units of the Investment Management Division, had approximately $627.6 billion in assets under management. The portfolio management team managing its portion of the Medium-Duration Bond Fund consists of Jonathan Beinner (Chief Investment Officer), Thomas J. Kenny, James B. Clark, Christopher Sullivan, Thomas D. Teles, Andrew F. Wilson, Jim Cielinski, Iain Lindsay, and Philip Moffit. Jonathan Beinner and Thomas J. Kenney are co-heads of the U.S. and Global Fixed Income Team. Mr. Beinner joined Goldman Sachs in 1990. He became a portfolio manager in 1992. Each portfolio manager has managed the assets of the Fund since its inception, except Christopher Sullivan, Thomas D. Teles and Iain Lindsay. Prior to joining GSAM, Mr. Sullivan worked for PIMCO where he had been a senior member of their account management group since 1997, Thomas D. Teles previously worked as a mortgage trader and in the research department at Goldman, Sachs & Co. for three years, and Iain Lindsay previously worked at JP Morgan as a portfolio manager since March 2000. Prior to JP Morgan, Iain Lindsay was a senior fixed income strategist with Credit Lyonnais in Paris from 1994 until 1997 before moving to Bank of Montreal in London for two years to head the capital market strategy team.

Pacific Investment Management Company LLC (“PIMCO”) Newport Beach, California:  PIMCO, an institutional money management firm, was founded in 1971 to provide specialty management of fixed income portfolios. PIMCO was one of the first investment managers to specialize in fixed income and has successfully managed its total return strategy on behalf of its clients since the 1970s. PIMCO has assets under management as of December 31, 2006 of approximately $667.8 billion. Chris Dialynas is a Managing Director, portfolio manager, and a senior member of PIMCO’s investment strategy group. He joined PIMCO in 1980. Chris Dialynas implements the investment programs of the Fund’s portfolio as set forth in the account’s prospectus and stated guidelines. Chris makes investment decisions on behalf of the portfolio in accordance with their investment objectives, policies and restrictions, based on available research and statistical data and supervises

114	GuideStone Funds

the acquisition and disposition of investments. In our effort to achieve the investment objectives of each portfolio, PIMCO makes forecasts regarding domestic and world economies, and decisions with regard to asset allocation which are utilized by each portfolio manager. Mr. Dialynas is responsible for the day-to-day management of the fund.

Western Asset Management Company (“Western”), Pasadena, California:  Western has been managing fixed income assets since 1971. As of December 31, 2006, Western currently manages $574.6 billion in assets that span the yield curve and globe. Western utilizes a team-based approach to portfolio management, bringing the expertise of all of its sector specialists, as guidelines allow, to all portfolios. Western’s Investment Strategy Group sets policy for its portion of the Medium-Duration Bond Fund, with that policy implemented by the portfolio team. S. Kenneth Leech and Stephen A. Walsh are responsible for day-to-day strategic oversight of the Fund’s investments and for supervising the day-to-day operations of the various sector specialist teams dedicated to the specific asset classes in which the Fund invests. Mr. Leech and Mr. Walsh are involved in the management of all the firm’s portfolios, but they are not solely responsible for particular portfolios. With respect to the Fund and other client accounts with a similar objective, Edward A. Moody, Carl L. Eichstaedt and Mark S. Lindbloom provides specialized expertise and oversight. Messrs. Moody Eichstaedt and Lindbloom are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions. Western’s investment discipline emphasizes a team approach that combines the efforts of groups of specialists working in different market sectors. Messrs. Leech, Walsh, Moody and Eichstaedt have been employed as portfolio managers for Western for the past five years. Mr. Lindbloom has been employed as a portfolio manager for Western since 2005. Prior to joining Western, Mr. Linbloom was employed as a portfolio manager for Citigroup Asset Management for nine years. The individuals that have been identified are responsible for overseeing implementation of the firm’s overall investment ideas and coordinating the work of the various sector teams. This structure ensures that client portfolios benefit from a consensus that draws on the expertise of all team members.

Western Asset Management Company Limited (“WAMCL”), London, England:  WAMCL manages approximately $91.3 billion in assets, as of December 31, 2006. It utilizes a team based approach to portfolio management to manage a portion of the Medium-Duration Bond Fund’s investments in obligations denominated in currencies other than the U.S. dollar, in which the Medium-Duration Bond Fund may invest up to 20% of its assets. S. Kenneth Leech and Stephen A. Walsh serve as co-team leaders responsible for day-to-day strategic oversight of the Fund’s investments and for supervising the day-to-day operations of the various sector specialist teams dedicated to the specific asset classes in which the Fund invests. Mr. Leech and Mr. Walsh are involved in the management of all the firm’s portfolios, but they are not solely responsible for particular portfolios. With respect to the Fund and other client accounts with a similar objective, Edward A. Moody, Carl L. Eichstaedt and Mark S. Lindbloom provide specialized expertise and oversight. Messrs. Moody, Eichstaedt and Lindbloom are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions. WAMCL’s investment discipline emphasizes a team approach that combines the efforts of groups of specialists working in different market sectors. Messrs. Leech, Walsh, Moody and Eichstaedt have been employed as portfolio managers for Western for the past five years. Mr. Lindbloom has been employed as a portfolio manager for Western since 2005 and was formerly employed as a portfolio manager for Citigroup Asset Management for nine years. The individuals that have been identified are responsible for overseeing implementation of the firm’s overall investment ideas and coordinating the work of the various sector teams. This structure ensures that client portfolios benefit from a consensus that draws on the expertise of all team members.

Extended-Duration Bond Fund:

Loomis, Sayles & Company, L.P., (“Loomis”) Boston, Massachusetts:  Established in 1926, Loomis manages approximately $96.5 billion in fixed income and equity assets for institutional, high net worth and mutual fund clients as of December 31, 2006. Daniel J. Fuss serves as portfolio manager to its portion of the Extended-Duration Bond Fund. With over 48 years in the investment industry, Daniel J. Fuss has been with Loomis, Sayles & Company, L.P. since 1976. He holds the positions of Executive Vice President and Vice Chairman of Loomis, Sayles & Company, L.P.

Prospectus	115

STW Fixed Income Management Ltd., (“STW”) Carpinteria, California:  STW has been a specialty bond manager since 1977. For the first eight years the firm operated as the separate fixed income division of Starbuck, Tisdale and Williams, doing business as STW Fixed Income Management. In 1985, it became a stand alone company. Investment-grade fixed income management is its only business, and assets under management as of December 31, 2006 are approximately $10.7 billion. Investment decisions for STW’s portion of the Extended-Duration Bond Fund are made by its portfolio management team. The team consists of William H. Williams, Edward H. Jewett, Richard A. Rezek, Jr., John Barclay Rodgers, CFA and Benson Chau, CFA. Messrs. Williams and Jewett have been portfolio managers of the Fund since its inception. Mr. Rezek has been with STW for four years. Before joining STW in 2002, Mr. Rezek was Vice President and Portfolio Manager at Loomis Sayles for seven years. Mr. Rodgers has been with STW for five years. Mr. Rodgers joined STW in 2002 after seven years as Vice President, Quantitative Research Department at Zurich Scudder Investments. Mr. Chau joined STW in 2005. Prior to that, Mr. Chau was Vice President and Portfolio Manager at Opus Investment Management, where he worked for ten years. Portfolio management, research and trading are performed by the same team as an integrated function. All portfolio managers are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.

Global Bond Fund:

Western Asset Management Company (“Western”), Pasadena, California:  Western has managed fixed-income assets since 1971. As of December 31, 2006, Western managed $574.6 billion in assets. A team of investment professionals at Western, led by Chief Investment Officer S. Kenneth Leech, Deputy Chief Investment Officer Stephen A. Walsh and portfolio managers Detlev Schlichter and Ian Edmonds manages the Fund. Messrs. Leech, Walsh and Schlichter have been employed as portfolio managers for Western for the past five years, Mr. Edmonds is currently employed as a portfolio manager and has been employed as a research analyst for Western or an affiliate for the past five years. The Fund is managed by a team of portfolio managers, sector specialists and other investment professionals. Messrs. Leech and Walsh serve as co-team leaders responsible for day-to-day strategic oversight of the Fund’s investments and for supervising the day-to-day operations of the various sector specialist teams dedicated to the specific asset classes in which the Fund invests. Messrs. Schlichter and Edmonds are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions, particularly with respect to investments made on behalf of the Fund in obligations denominated in currencies other than the U.S. dollar. Western’s affiliate, WAMCL, primarily provides services in such investments as further described below. Western’s investment discipline emphasizes a team approach that combines the efforts of groups of specialists working in different market sectors. The individuals that have been identified are responsible for overseeing implementation of the firm’s overall investment ideas and coordinating the work of the various sector teams. This structure ensures that client portfolios benefit from a consensus that draws on the expertise of all team members.

Western Asset Management Company Limited (“WAMCL”), London, England:  WAMCL manages approximately $91.3 billion in assets, as of December 31, 2006. It utilizes a team based approach to portfolio management to manage a portion of the Global Bond Fund’s investments in obligations denominated in currencies other than the U.S. dollar. The Fund is managed by a team of portfolio managers, sector specialists and other investment professionals. Messrs. Leech and Walsh serve as co-team leaders responsible for day-to-day strategic oversight of the Fund’s investments and for supervising the day-to-day operations of the various sector specialist teams dedicated to the specific asset classes in which the Fund invests. Messrs. Schlichter and Edmonds are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions, particularly with respect to investments made on behalf of the Fund in obligations denominated in currencies other than the U.S. dollar. WAMCL’S investment discipline emphasizes a team approach that combines the efforts of groups of specialists working in different market sectors. The individuals that have been identified are responsible for overseeing implementation of the firm’s overall investment ideas and coordinating the work of the various sector teams. This structure ensures that client portfolios benefit from a consensus that draws on the expertise of all team members.

Equity Index Fund:

Northern Trust Investments, N.A. (“NTI”), Chicago, Illinois:  NTI is an investment adviser registered under the Investment Advisers Act of 1940, as amended. NTI primarily manages assets for defined contribution and

116	GuideStone Funds

benefit plans, investment companies and other institutional investors. NTI is a subsidiary of The Northern Trust Company, an Illinois state chartered banking organization and a member of the Federal Reserve System. Formed in 1889, it administers and manages assets for individuals, personal trusts, defined contribution and benefit plans and other institutional and corporate clients. It is the principal subsidiary of Northern Trust Corporation, a bank holding company. Northern Trust Corporation, through its subsidiaries, has for more than 100 years managed the assets of individuals, charitable organizations, foundations and large corporate investors. As of December 31, 2006, NTI and its affiliates had assets under custody of $3.5 trillion, and assets under investment management of $697 billion. It uses a quantitative management approach to manage the Equity Index Fund. The team consists of Brent Reeder, Lucy Johnston and Chris Jaeger. Mr. Reeder, Ms. Johnston and Mr. Jaeger have each been with the firm over five years. Each member of the team is jointly responsible for the day-to-day management of the Fund.

Real Estate Securities Fund:

RREEF America L.L.C. (“RREEF”), Chicago, Illinois:  Founded in 1975, RREEF manages $43.1 billion in assets as of December 31, 2006. John Vojticek is head of the North America Real Estate Securities Group. Assisting Mr. Vojticek are Jerry Ehlinger and Asad Kazim who make up the Portfolio Management Team. Mr. Vojticek rejoined RREEF in 2004 and has 10 years of experience in real estate securities. Prior to rejoining RREEF, Mr. Vojticek was a Principal at KG Redding and Associates from March 2004 to August 2004. Prior to joining RREEF in 2004, Mr. Ehlinger was a Senior Vice President at Heitman Real Estate Investment Management for four years. Prior to joining RREEF in 2002, Mr. Kazim worked as a Financial Analyst at Clarion CRA Securities for two years. The Portfolio Management Team is responsible for the day-to-day operations of the Fund; however, Mr Vojticek has the ultimate responsibility for the Fund’s portfolio.

Value Equity Fund:

Aronson+Johnson+Ortiz, LP (“AJO”), Philadelphia, Pennsylvania:  AJO is a value-oriented, quantitative U.S. equity manager, founded in 1984. AJO currently manages $28.3 billion for 95 clients as of December 31, 2006. A team of six portfolio managers, Theodore R. Aronson, Kevin M. Johnson, Martha E. Ortiz, Stefani Cranston, Gina Marie N. Moore and R. Brian Wenzinger manages AJO’s portion of the Value Equity Fund. The team has been employed by AJO for the past five years. Mr. Aronson, Mr. Johnson, Ms. Ortiz, Ms. Cranston, Ms. Moore and Mr. Wenzinger are jointly and primarily responsible for the day-to-day operations of the Fund.

Barrow, Hanley, Mewhinney & Strauss, Inc. (“BHMS”), Dallas, Texas:  BHMS was founded in 1979 to manage large capitalization equities for a limited number of institutional clients. Assets under management total $65.5 billion as of December 31, 2006 in large, mid and small cap value equities, as well as fixed income securities. Its strategy is a team-oriented value approach utilizing fundamental research to construct portfolios. The equity portfolio managers and analysts’ team assist in research and making recommendations, however, Ray Nixon, the lead portfolio manager, has final discretion and authority on the Fund’s portfolio. With 30 years of investment experience, Ray Nixon, Jr., Principal, is the lead portfolio manager of its portion of the Value Equity Fund.

Equinox Capital Management, LLC, New York, New York:  Founded in 1989, Equinox Capital Management manages $6.8 billion in assets as of December 31, 2006. Wendy D. Lee, serves as portfolio manager for its portion of the Value Equity Fund. Ms. Lee joined Equinox Capital Management in 1992 as Director of Research. Ms. Lee is a CFA Charterholder and has over 26 years of investment management experience.

Northern Trust Investments, N.A. (“NTI”), Chicago, Illinois:  NTI is an investment adviser registered under the Investment Advisers Act of 1940, as amended. NTI primarily manages assets for defined contribution and benefit plans, investment companies and other institutional investors. NTI is a subsidiary of The Northern Trust Company, an Illinois state chartered banking organization and a member of the Federal Reserve System. Formed in 1889, it administers and manages assets for individuals, personal trusts, defined contribution and benefit plans and other institutional and corporate clients. It is the principal subsidiary of Northern Trust Corporation, a bank holding company. Northern Trust Corporation, through its subsidiaries, has for more than 100 years managed the assets of individuals, charitable organizations, foundations and large corporate investors. As of December 31, 2006, NTI and its affiliates had assets under custody of $3.5 trillion, and assets under investment management of $697 billion. It uses a quantitative management approach to manage its

Prospectus	117

portion of the Value Equity Fund. The team consists of Brent Reeder, Lucy Johnston and Chris Jaeger. Mr. Reeder, Ms. Johnston and Mr. Jaeger have each been with the firm over five years. Each member of the team is jointly responsible for the day-to-day management of the Fund.

TCW Investment Management Company (“TCW”), New York, New York:  Established in 1971, TCW’s primary business is the provision of investment management services. It specializes in the management of taxable and tax-exempt pools of capital for pension and profit sharing funds, retirement/health and welfare funds, public employee retirement funds, financial institutions, endowments and foundations as well as foreign investors. It also provides investment management services to individuals and manages a full line of no-load mutual funds. As of December 31, 2006, it had approximately $145 billion in assets under management. Diane Jaffee, CFA, Senior Portfolio Manager and Group Managing Director conducts the day-to-day management of the portion of the Fund’s portfolio assigned to TCW and has sole discretion over all buy/sell decisions. Ms. Jaffee has 24 years of experience and has been managing assets in the firm’s New York office for six of her 11 years with the firm.

Growth Equity Fund:

Marsico Capital Management, LLC (“Marsico”), Denver, Colorado:  Marsico has been a registered investment adviser since September 1997. The firm provides investment services to mutual funds and private accounts and currently manages approximately $84 billion in assets as of December 31, 2006. Thomas F. Marsico is the Chief Investment Officer of Marsico and is responsible for the management of a portion of the Growth Equity Fund. Mr. Marsico has over 20 years of experience as a securities analyst and a portfolio manager.

RCM Capital Management (“RCM”), San Francisco, California:  RCM (formerly Dresdner RCM Global Investors LLC) was founded as a Large Cap Growth equity manager in 1970. As of December 31, 2006, RCM had approximately $20 billion under management and advice. Ray Edelman is the Portfolio Manager for its portion of the Growth Equity Fund. Before joining RCM in 2004, Mr. Edelman had 20 years experience at Alliance Capital, 8 years as a consumer sector Analyst and 12 years as a high quality growth stock Portfolio Manager. Mr. Edelman is the Large Cap Portfolio Management Team liaison to RCM’s Technology Sector Research Team. As a member of RCM’s Portfolio Management Team, Mr. Edelman has 100% discretion over the day-to-day management of the Fund.

Sands Capital Management, LLC. (“Sands”), Arlington, Virginia:  Sands has been managing assets since it was founded in 1992. Sands has approximately $19.6 billion in assets under management as of December 31, 2006. The firm manages assets utilizing a large capitalization growth equity strategy. The eleven member investment team is led by Frank M. Sands, Sr., CFA, as CIO and includes David E. Levanson, CFA, Frank M. Sands, Jr., CFA, and A. Michael Sramek, CFA. Messrs. Sands, Sr. and Sands, Jr. have managed the assets of the Fund for over five years. Mr. Levanson has been with Sands for five years. Before re-joining Sands in 2002, Mr. Levanson was a research analyst for MFS Investment Management. Mr. Sramek has been with Sands for six years. Prior to joining Sands in 2001, Mr. Sramek was a research analyst with Mastrapasqua & Associates. Mr. Sands, Sr. is responsible for the ultimate decisions made on the Fund’s portfolio. Mr. Levanson is responsible for day-to-day management of the Fund’s portfolio and investment of daily cash flows. Mr. Sands, Jr. and Mr. Sramek are responsible for the day-to-day management of the Fund’s portfolio in Mr. Levanson’s absence.

TCW Investment Management Company (“TCW”), Los Angeles, California:  Established in 1971, TCW’s primary business is the provision of investment management services. It specializes in the management of taxable and tax-exempt pools of capital for pension and profit sharing funds, retirement/health and welfare funds, public employee retirement funds, financial institutions, endowments and foundations as well as foreign investors. It also provides investment management services to individuals and manages a full line of no-load mutual funds. As of December 31, 2006, it had approximately $145 billion in assets under management. Craig Blum and Steve Burlingame serve as Co-Portfolio Managers for the portion of the Growth Equity Fund managed by TCW. Mr. Blum joined TCW in 1999. Prior to joining TCW, Mr. Blum was a senior analyst with FMAC Capital Markets. Prior to joining TCW in 2000, Mr. Burlingame was an analyst with Brandywine Asset Management. Mr. Blum & Mr. Burlingame are jointly responsible for the Fund’s portfolio by managing the Concentrated Core strategy.

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Small Cap Equity Fund:

Aronson+Johnson+Ortiz LP (“AJO”), Philadelphia, Pennsylvania:  AJO is a value-oriented, quantitative U.S. equity manager, founded in 1984. AJO currently manages $28.3 billion for 95 clients as of December 31, 2006. A team of portfolio managers, Theodore R. Aronson, Kevin M. Johnson, Martha E. Ortiz, Stefani Cranston, Gina Marie N. Moore, and R. Brian Wenzinger manages AJO’s portion of the Small Cap Equity Fund. The team has been employed by AJO for the past five years. Mr. Aronson, Mr. Johnson, Ms. Ortiz, Ms. Cranston, Ms. Moore and Mr. Wenzinger are jointly and primarily responsible for the day-to-day operations of the Fund.

Lord, Abbett & Co. LLC (“Lord Abbett”), Jersey City, New Jersey:  Lord Abbett is a private, independent money management company founded in 1929, with assets under management of $112.2 billion as of December 31, 2006. The day-to-day management of the portion of the Fund’s portfolio assigned to Lord Abbett is conducted solely by Michael Smith, Partner and Portfolio Manager. Mr. Smith has been employed with the firm since 1997.

Lotsoff Capital Management (“LCM”), Chicago, Illinois:  LCM has been in business since 1981. It is an Illinois general partnership with 17 partners among its 64 employees. As of December 31, 2006, LCM manages approximately $5.8 billion in assets for 392 clients. Joseph N. Pappo, Senior Portfolio Manager and Director of Equity Investments, and Donald W. Reid Ph.D., Senior Portfolio Manager and Director of Equity Research conduct the day-to-day management of the Fund’s portfolio. Joseph Pappo is primarily involved with the ongoing evaluations of individual securities. Donald Reid has overall responsibility for quantitative stock analysis, portfolio construction, and strategy improvements. Messrs. Pappo and Reid have been employed by LCM as portfolio managers since October 1997.

Provident Investment Counsel, Inc. (“PIC”), Pasadena, California:  PIC has been in the investment management industry since 1951. It is a growth equity manager with approximately $3.2 billion in assets as of December 31, 2006. Mr. Andrew Pearl, CFA, and Mr. Ned Brines, CFA are the co-lead managers of its portion of the Small Cap Equity Fund. Mr. Pearl, CFA, has been in the investment industry since 1988, and has been with PIC since 1992 where he currently serves as a Managing Director. Mr. Brines, CFA, has been in the investment industry since 1986, and joined PIC in 2001, where he currently serves as a Senior Vice President. Prior to joining PIC in 2001, Mr. Brines was a portfolio manager at Roger Engemann & Associates. Assisting Messrs. Brines and Pearl are Barry Burch and David Furth. Mr. Burch has been with PIC for four years. Prior to 2001, Mr. Burch was an analyst/assistant portfolio manager at Dresdner RCM Global Investors. Mr. Furth began his investment career with Duff & Phelps as an equity analyst and assistant portfolio manager in 1986. He first joined Provident Investment Counsel as an equity analyst in 1991 before leaving to join Cypress Partners, a hedge fund, in 1994. Most recently he was a portfolio manager and analyst with Vantis Capital Management. Each team member is responsible for researching, selecting and managing approximately 25-35 stocks within the Fund’s portfolio. Mr. Brines and Mr. Pearl have the ultimate responsibility for the Fund’s portfolio.

TimesSquare Capital Management, LLC. (“TSCM”), New York, New York: TSCM is a registered investment adviser with a focus on institutional clients. The firm, which was formed in November 2004 to succeed to the growth equity investment advisory business of its predecessor, TimesSquare Capital Management, Inc., currently manages $8.7 billion in assets. TSCM integrates a highly experienced team of investment specialists and time-tested strategies, driven by internally generated research, into one dynamic organization. Grant Babyak and Kenneth Duca serve as portfolio managers for the portion of the Small Cap Equity Fund that employs a small cap growth strategy. They are both senior professionals of the firm and have over 18 and 16 years investment experience, respectively. Assisting Mr. Babyak and Mr. Duca are Yvette Bockstein, Ian Anthony Rosenthal, Andrew Galligan, Weidong Huang, Keith Ferguson, and Michael Russell. Mr. Babyak and Mr. Duca have been with TSCM for six years. Prior to joining TSCM’s predecessor in 2000, both were senior investment professionals at Fiduciary Trust Company International. Ms Bockstein and Messrs. Rosenthal, Huang and Galligan have been with TSCM for six years. Prior to joining TSCM’s predecessor in 2000, all were investment professionals with the growth equity team at Fiduciary Trust Company International. Mr. Babyak and Mr. Duca are responsible for small cap growth investments. Mr. Rosenthal is responsible for investments in the financial services sector. Mr. Galligan is responsible for investments in the semiconductor, software, internet, data networking and industrial sectors. Dr. Huang is responsible for biotechnology, pharmaceuticals, medical devices, and the health care services sectors. Mr. Russell is responsible for investments in the consumer products, media, and marketing services sectors. Mr. Ferguson is responsible for the communications, data networking, data storage, lodging, and transportation sectors. TSCM has notified the Trust that, effective December 2007, Ms. Bockstein will be retiring from the firm.

Prospectus	119

International Equity Fund:

AllianceBernstein L.P. (“AllianceBernstein”), New York, New York:  AllianceBernstein is a leading global investment management firm providing investment management services for many of the largest U.S. public and private employee benefit plans, foundations, public employee retirement funds, pension funds, endowments, banks, insurance companies and high-net-worth individuals worldwide. AllianceBernstein is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. As of December 31, 2006, AllianceBernstein had assets of approximately $717 billion under management. The Alliance Emerging Markets Growth Investment Team, which is responsible for management of all AllianceBernstein Emerging Markets Growth accounts, manages the Fund’s portfolio. The Emerging Markets Growth Investment Team relies heavily on the fundamental analysis and research of AllianceBernstein large internal research staff. The four members of the Team with the most significant responsibility for the day-to-day management of the Fund’s portfolio are: Stephen Beinhacker, Manish Singhai, Jean Van de Walle and Michael Levy. Each of the portfolio managers has been with the firm for over five years.

Capital Guardian Trust Company (“CGTC”), Los Angeles, California:  CGTC has been providing investment management services since 1968 and had approximately $161 billion in assets under management as of December 31, 2006. CGTC’s approach to investing is fundamental and research-driven. CGTC uses a multiple portfolio management system under which several portfolio managers each have investment discretion over his or her portion of the International Equity Fund. In addition, CGTC’s investment analysts may make investment decisions with respect to a portion of the portfolio. The portfolio management team consists of David I. Fisher, Arthur J. Gromadzki, Richard N. Havas, Seung Kwak, Nancy J. Kyle, John Mant, Lionel Sauvage, Nilly Sikorsky and Rudolf Staehelin. Each portfolio manager is responsible for selecting international equities with respect to the portion of the portfolio he or she manages. However, two of the portfolio managers, Seung Kwak and John Mant, are limited to managing their portion of the portfolio primarily to Japan and Europe, respectively. Each portfolio manager has been with the firm for over five years, except Mr. Kwak who has been with the firm for four years. Prior to joining CGTC, Mr. Kwak was an investment professional at Zurich Scudder Investments for 17 years.

Genesis Asset Managers, LLP (“Genesis”), a Delaware LLP:  Genesis’ predecessor entity was formed in 1989, and operates out of Guernsey, Channel Islands. Genesis is the parent entity of the Genesis Group which specializes in the investment management of institutional funds in Emerging Markets. Prior to 2007, the relevant portion of the International Equity Fund was managed by one of Genesis’ subsidiaries which has since merged into Genesis. As of December 30, 2006, the Genesis Group had assets of some $20.9 billion under management. A team of country, sector and industry specialists within the Genesis Group makes investment decisions for its portion of the International Equity Fund. The Portfolio Coordination Team, responsible for optimizing client portfolios in terms of return and risk, consists of Karen Yerburgh, Paul Ballantyne, and Andrew Elder. The lead portfolio manager of the Fund is Karen Yerburgh and, in her absence, Paul Ballantyne assumes her position as the lead portfolio manager. Each of these portfolio managers has been involved in the management of the assets of the International Equity Fund since inception, except Mr. Elder who has been a portfolio manager with Genesis for more than four years. Prior to joining Genesis, Mr. Elder was Head of Europe, Middle East and Africa equities at Aberdeen Asset Management. Ms. Yerburgh shares responsibility for investments in India and Indonesia. Mr. Ballantyne shares responsibility for investments in Chile, Indonesia, India, Taiwan, South Africa and Russia and is also responsible for the energy, materials and household products sectors. Mr. Elder shares responsibility for investments in Brazil, Chile, Malaysia, Taiwan, South Africa and Turkey as well as in the insurance and media and pulp/paper sectors.

Mondrian Investment Partners Ltd. (“Mondrian”), London, England: Mondrian was founded and SEC registered in 1990 under the name Delaware International Advisers Limited. On September 24, 2004, a senior management team, together with private equity funds sponsored by Hellman & Friedman LLC, a leading private equity firm, completed the acquisition of Delaware International Advisers Ltd. from Delaware Management Holdings, Inc. Upon closing of the transaction, the firm changed its name to Mondrian Investment Partners Limited. The London based firm is a value-oriented, global equity and fixed income manager serving primarily institutional clients. The firm uses a team-based approach to investment analysis and portfolio construction to manage the International Equity Fund’s investments. With $53.1 billion in assets

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under management as of December 31, 2006, Mondrian is amongst the largest active managers of international and global assets for U.S. institutional investors. Mondrian’s equity team consists of 38 dedicated investment professionals, with all fund managers having analyst responsibilities. Mondrian’s portfolios are managed on a team basis through the Equity Strategy Committee. Individual account assignments are assigned to a lead portfolio manager and a clearly identified back-up portfolio manager. The portfolio managers assigned to the Fund are Russell Mackie and Clive Gillmore. Messrs. Mackie and Gillmore have been with Mondrian for nine and fourteen years, respectively. Mr. Mackie is responsible for European stock investments and daily monitoring of portfolio transactions and cash positions. Mr. Gillmore, a founding member of Mondrian and a member of the Equity Strategy Committee, is responsible for portfolio oversight and reporting. Each has 100% discretion over the Fund.

Philadelphia International Advisors, L.P. (“PIA”), Philadelphia, Pennsylvania:  PIA is a limited partnership with The Glenmede Trust Company as a limited partner and Philadelphia International Partners, L.P. as the general partner. PIA is the investment manager to the international equity portfolios of The Glenmede Fund, Inc. As of December 31, 2006, PIA had approximately $8.4 billion in assets under management entirely in the international equity product. PIA manages its portion of the International Equity Fund using a team approach, which is led by Andrew B. Williams. The team consists of Mr. Williams, Robert Benthem de Grave, Frederick Herman, and Peter O’Hara. Each portfolio manager has been with PIA over five years. Mr. Williams is responsible for investments in the UK, Australia, New Zealand and the Far East. Mr. Benthem de Grave is responsible for investments in Northern Europe. Mr. Herman is responsible for investments in Japan and Asia. Mr. O’Hara is responsible for investments in Southern Europe.

The Boston Company Asset Management, LLC (“Boston Company”), Boston, Massachusetts:  Boston Company offers a bottom-up approach to stock selection that focuses on fundamental research in tandem with a rigorous quantitative modeling process. As of December 31, 2006, the firm managed approximately $72.7 billion in assets. The portfolio managers jointly and primarily responsible for overseeing Boston Company’s portion of the International Equity Fund are Jeffrey R. Sullivan, CFA and Remi J. Browne, CFA. Messrs. Sullivan and Browne each have five years of research and portfolio management experience with the firm. Although Messrs. Sullivan and Browne use input from the research analysts to inform their decisions, they have the ultimate control on all investment decisions made.

Walter Scott & Partners Limited (“WSPL”), Edinburgh, Scotland:  Established in 1983, WSPL specializes in global equity investment management. As of October 2, 2006, WSPL is a wholly-owned subsidiary within the Mellon Financial Corporation Group. At December 31, 2006, the firm has some $30.9 billion in assets under management. Dr. Walter Scott and Dr. Ken Lyall are the investment directors who lead the investment team with responsibility for the Fund’s portfolio, including reporting to the trustees/investment committee. Amongst others, assisting Dr. Scott and Dr. Lyall are James Smith, Pamela White and Tony McDonnell. Each portfolio manager has been with WSPL for at least five years. Dr. Scott and Dr. Lyall are responsible for portfolio management of the Fund. Mr. Smith is responsible for portfolio trading for the Fund. Ms. White is responsible for portfolio accounting for the Fund. Mr. McDonnell is responsible for portfolio control for the Fund.

All Funds — Cash Overlay Program:

Northern Trust Investments, N.A. (“NTI”)  In addition, the Investment Adviser and the Trust have entered into a Sub-Advisory Agreement with NTI whereby NTI is responsible for monitoring and investing cash balances of each Fund, except the Money Market Fund. Under the agreement, NTI may from time to time invest in long and/or short positions in U.S. Treasury securities and derivative instruments such as futures contracts within the Date Target Funds and Blended Funds in order to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs. Regarding the domestic equity Select Funds, NTI may also from time to time invest in long and/or short positions in derivative instruments such as futures contracts to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs. Furthermore, it may use short positions in derivative instruments such as futures contracts within the International Equity Fund and the Bond Funds for the purpose of reducing market exposure in anticipation of liquidity needs. The agreement also allows NTI to short U.S. Treasury securities within the Bond Funds to reduce market exposure. NTI has been managing assets since it was founded in 1889. As of December 31, 2006, Northern Trust Corporation and its subsidiaries had assets under custody of $3.5 trillion and assets under management of $697 billion. It uses a team approach to manage its portions of these Funds.

Prospectus	121

Service Providers

The following chart provides information on the Funds’ primary service providers.

Shareholders

Distribution and Shareholder Services

Distributes the Funds' shares.

Handles customer service for all classes, including phone customer service. Handles record keeping, distribution of income and production of statements for certain Plan accounts.

Asset Management

Supervises the overall management of the Funds' investment activities.

Processes and records purchases and sales of Fund shares for all classes. Handles shareholder services for certain non-Plan accounts, including record keeping, distribution of income and gains, and production of statements.

Sub-Advisers
See list above.

Custodian
The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60675-0001

Serves as custodian of the assets of the Funds. The custodian settles all portfolio trades.

Administrator and Fund Accounting Agent
PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809-3706

Provides facilities, equipment and personnel to carry out administrative services related to the Funds and calculates the Funds' NAVs, dividends and other distributions.

Board of Trustees
Supervises the Funds' activities

122	GuideStone Funds

Shareholder Information

Eligible Investors

Shares of the Funds are not offered to the general public. The Funds reserve the right to refuse to accept investments at any time. GuideStone Financial Resources may invest for its own account, including reserves and endowment, in any class of the Funds.

GS2 Class shares of the Funds are sold only to (a) accounts administered by GuideStone Financial Resources for cooperating Southern Baptist foundations and other Southern Baptist organizations in states where no affiliated Southern Baptist foundation is situated; (b) accounts for the Prior Plans and the Standard Plans in accordance with their respective Eligibility Schedules; (c) other accounts of organizations GuideStone Financial Resources is authorized to serve; and (d) Outside Service Plans of organizations with total retirement plan assets invested in GuideStone Funds in excess of $50 million upon selection of this class by a fiduciary for the plan other than GuideStone Financial Resources.

GS4 Class shares of the Funds are sold only to accounts, including personal investment accounts and individual retirement accounts (“IRAs”), for (a) individuals who participate or are eligible to participate in the Plans and other individuals who are eligible to utilize products and services provided or made available by GuideStone Financial Resources; (b) spouses of such individuals; (c) Prior Plans and Standard Plans in accordance with their respective Eligibility Schedules; and (d) Outside Service Plans upon selection of this class by a fiduciary for the plan other than GuideStone Financial Resources.

GS6 Class shares of the Funds are sold only to accounts for Standard Plans in accordance with the Standard Plan Eligibility Schedule shown below and to accounts for Outside Service Plans upon selection of this class by a fiduciary for the plan other than GuideStone Financial Resources.

GS8 Class shares of the Funds are sold only to accounts for (a) Standard Plans in accordance with the Standard Plan Eligibility Schedule shown below; (b) accounts for Outside Service Plans upon selection of this class by a fiduciary for the plan other than GuideStone Financial Resources; (c) health savings accounts (“HSAs”) as described in section 223 of the Internal Revenue Code of 1954, as amended (the “Code”), provided or made available by GuideStone Financial Resources; and (d) tax-sheltered only arrangements (“TSAs”) as described in section 403(b)(7) of the Code provided or made available by GuideStone Financial Resources.

Prior Plan Eligibility Schedule

Eligibility Schedule Assets	Date Target Funds	Blended Funds	Select Funds
Less than $80 million	GS4	GS4	GS4
$80 — $250 million	GS4	GS2	GS4
Over $250 million	GS4	GS2	GS2
No Participant Directed Accounts	GS4	GS2	GS2

Standard Plan Eligibility Schedule

Eligibility Schedule Assets	Date Target Funds	Blended Funds	Select Funds
Less than $1 million	GS8	GS8	GS8
$1 — $3 million	GS6	GS6	GS8
$3 — $5 million	GS6	GS6	GS6
$5 — $15 million	GS4	GS4	GS6
$15 — $80 million	GS4	GS4	GS4
$80 — $250 million	GS4	GS2	GS4
Over $250 million	GS4	GS2	GS2
No Participant Directed Accounts	GS4	GS2	GS2

Prospectus	123

“Plans” refers to employee benefit plans and programs of organizations and persons that GuideStone Financial Resources is authorized to serve. “Plans” do not include HSA’s and TSA’s.

“Outside Service Plans” refers to Plans for which a service provider other than GuideStone Financial Resources provides plan recordkeeping services for participants.

“Prior Plans” refers to Plans other than Outside Service Plans that GuideStone Financial Resources was authorized to serve prior to June 1, 2004.

“Standard Plans” refers to Plans other than Prior Plans or Outside Service Plans.

“Eligibility Schedule Assets” refers to assets taken into account for purposes of the applicable Eligibility Schedule and includes both assets of the Plan and other retirement plan assets of the organization sponsoring the Plan invested in GuideStone Funds and/or serviced by GuideStone Financial Resources as recordkeeper (but shall not include assets of any third-party organization serving as Plan sponsor). Eligibility Schedule Assets shall also include such plan assets of organizations related to the organization sponsoring the Plan that share a central administrative unit with the organization sponsoring the Plan. Eligibility Schedule Assets shall be computed periodically as follows.

Periodic Re-Evaluation. For any Plan with an initial purchase date after June 1, 2004, Eligibility Schedule Assets will be re-evaluated within thirty (30) days of the second anniversary following the initial purchase date. Subsequent re-evaluations will occur in alternate years within thirty (30) days of the anniversary of the initial purchase date in such years. For any Plan with an initial purchase date on or before June 1, 2004, Eligibility Schedule Assets will be re-evaluated as of November 8, 2004 and thereafter in alternate years within thirty (30) days of November 8 in such years. For purposes of re-evaluation, average monthly Eligibility Schedule Assets over the 12-month period immediately prior to the re-evaluation date will be calculated and applied to the respective Eligibility Schedules. If the re-evaluation indicates that a Plan is ineligible under the applicable Eligibility Schedule for the class of shares of a Fund in which it is currently invested, then the Plan’s shares will automatically be exchanged for shares of the appropriate class of that Fund pursuant to the Eligibility Schedule as soon as administratively possible following the re-evaluation date but in no event later than 90 days following the re-evaluation date.

Initial Purchases. Any assets that fall within the description of Eligibility Schedule Assets and that are held as of the initial purchase of shares for a Plan or received within ninety (90) days thereafter pursuant to a written commitment will be deemed to constitute Eligibility Schedule Assets for purposes of determining eligibility according to the applicable Eligibility Schedule.

Open an IRA, personal investment account or an account for a minor: GS4 Class shares of the Funds are available to eligible investors for purchase through IRAs, Roth IRAs and personal investment accounts. GuideStone Financial Services, an affiliate of GuideStone Financial Resources and of the Investment Adviser, will serve as non-bank custodian of the IRAs. Eligible investors may also establish a GS4 Class account for a minor. Uniform Gifts to Minors Act and Uniform Transfers to Minors Act accounts may provide special tax advantages. For more details and applications, call GuideStone Funds at 1-888-98-GUIDE (48433).

Participants in the Plans: If you participate in a Plan offered by your employer, contact your employer, your plan administrator or GuideStone Financial Resources at 1-888-98-GUIDE (48433). The policies and procedures of your Plan, including minimum investments, may be different than those described herein. Your Plan may require additional days to process contributions, withdrawals and other transactions, to the extent permitted by law. If you are eligible to participate in one of the Plans, you may be eligible to invest directly in the GS4 Class shares of the Funds.

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Customer Identification

The Funds (or a shareholder service provider acting on the Funds’ behalf) seek to obtain identification information for new accounts so that the identity of Fund investors can be verified consistent with regulatory requirements. The Funds may limit account activity until investor identification information can be verified. If the Funds are unable to obtain sufficient investor identification information such that the Funds may form a reasonable belief as to the true identity of an investor, the Funds may take further action including closing the account.

Minimum Investments

GS2 Class: The minimum initial purchase for GS2 Class shares is $100,000. There is no minimum for subsequent investments in GS2 Class shares or for initial purchases of GS2 Class shares of additional Funds. If you invest in GS2 Class shares through a Plan, your minimum investment requirement will be lower, if any, and you should contact your employer, your plan administrator or GuideStone Financial Resources at 1-888-98-GUIDE (48433).

GS4 Class: If you invest in GS4 Class shares of a Fund other than through a Plan, you must initially invest a minimum of $1,000 in each of your Fund accounts holding GS4 Class shares. The $1,000 minimum applies separately to each Fund that you own. In addition, the following minimums apply to subsequent purchases of GS4 Class shares of the same Fund:

Subsequent Purchases’ Minimum
Automatic Monthly Investment Plans	$100
Exchanges from another Fund	$250
IRAs	$100
Personal Investment Accounts and Uniform Gifts/Transfers to Minors Accounts	$100

Minimum Account Size

Each Fund reserves the right to close any account if the balance falls below $1,000 due to redemptions, not market fluctuation. The $1,000 minimum applies separately to each Fund that you own. We may close your account and send you a check for the redemption proceeds if you do not bring your account up to the minimum within 30 days after we mail you a written notice. Alternatively, if you have accounts in multiple Funds below $1,000, which combined equal or exceed $1,000, we may transfer those proceeds into a single account in the Money Market Fund, if you do not bring your accounts up to the minimum within 30 days after we mail you a written notice. If you invest through a Plan, your minimum account size may be lower, if any, and you should contact your employer, your plan administrator or GuideStone Financial Resources at 1-888-98-GUIDE (48433).

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Transactions with the Funds

The following transaction procedures do not apply to Plan accounts. If you own shares of the Funds through one of the Plans, you should consult your employer, your plan administrator or GuideStone Financial Resources at 1-888-98-GUIDE (48433) for proper instructions.

Method	Open an Account	Add to an Account
By Mail GuideStone Funds P.O. Box 9834 Providence, RI 02940-9886	Complete and sign the application. Mail it with your check made payable to GuideStone Funds. Your initial investment must meet the minimum amount.	Send in a check for the appropriate minimum amount (or more). Make your check payable to GuideStone Funds. Always show your account name and number or include the detachable slip from your confirmation statement.

By Telephone

1-888-98-GUIDE (48433)

Your account will automatically have certain telephone privileges unless you designate otherwise on your initial application or on a form available upon request by calling 1-888-98-GUIDE (48433). When you call, we may request personal identification and record your call.

	If you already have an account with us and you have authorized telephone transactions, you may call to open an account in another Fund. You may direct us to deduct an amount from your previously authorized checking account or to exchange shares from your existing account in another Fund, or you may send us a wire. (For exchanges, the names and addresses on the accounts must be identical). Your initial investment in the new Fund must meet the minimum amount.	You may make investments by telephone ($100 per established Fund) if you have previously authorized it. Once you call, we will deduct the dollar amount you designate from your previously authorized checking account.

By Wire

PNC Bank, NA

ABA#: 031000053

(Designate the Fund)

DDA#: 86-1497-2484

FBO: Shareholder Name and Account Number

(PNC Bank is located in Philadelphia, PA)

Note: Your bank may charge you a fee for handling a wire transaction.

Call your bank with the wire instructions shown to the left. The wire must be received by 4:00 p.m. Eastern time for same day processing.

Please call 1-888-98-GUIDE (48433) for the account number to include on the wire.

You must send a completed application by overnight delivery in advance of the wire to:

GuideStone Funds

(Designate the Fund)

101 Sabin Street

Pawtucket, RI 02860-1427

Call 1-888-98-GUIDE (48433) to notify us of the wire. Call your bank with the wire instructions shown to the left. The wire must be received by 4:00 p.m. Eastern time for same day processing.

Online*

www.GuideStoneFunds.org

Register through our Web site. You can then establish a personal identification number (“PIN”) on our Web site that will enable you to make transactions with the Funds online.

If you do not have an existing account, you may download an application from our Web site and forward your signed application to:

  GuideStone Funds

  P.O. Box 9834

  Providence, RI 02940-9886 Existing shareholders may open an account in another Fund through

You may make additional investments online if you have previously authorized it. Once you place your order through our Web site, we will deduct the dollar amount you designate from your previously authorized checking account.

126	GuideStone Funds

Method	Open an Account	Add to an Account
our Web site. You may instruct us to deduct an amount from your previously authorized checking account or to exchange shares from your existing account in another Fund. (For exchanges, the names and addresses on the accounts must be identical). Your initial investment in the new Fund must meet the minimum amount.

Automatic Transaction
Plans*

For each type of automatic transaction plan, you must complete the appropriate section on your initial application or complete an authorization form, available upon request by calling 1-888-98-GUIDE (48433).

	Not applicable.	Automatic Investment Plan: You may authorize automatic monthly or quarterly investments in a constant dollar amount ($100 per established Fund). We will withdraw the designated dollar amount from your checking account on the 5th or 20th day (whichever you designate) of the month beginning in the month you designate. We will invest it into the Fund that you have designated. If the 5th or the 20th of the month do not fall on a business day, we will withdraw the designated dollar amount on the following business day.

*	Online transactions and automatic transaction plans apply only to accounts holding GS2 Class shares and GS4 Class shares of the Funds.

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The following transaction procedures do not apply to Plan accounts. If you own shares of the Funds through one of the Plans, you should consult your employer, your plan administrator or GuideStone Financial Resources at 1-888-98-GUIDE (48433) for proper instructions.

Method	Redeem Shares	Exchange Shares
By Mail GuideStone Funds P.O. Box 9834 Providence, RI 02940-9886

Send a letter of instruction that includes:

•   The Fund name, your account number, the name of each owner (exactly as they appear on the account) and the dollar amount you wish to redeem.

•   Include all genuine signatures (exactly as they appear on the account) and any documents that may be required (and a medallion signature guarantee, if required). See “Medallion Signature Guarantees” below.

Send a letter of instruction that includes:

•   Your account number, the name of each owner (exactly as they appear on the account), the dollar amount you wish to exchange ($250 per established Fund) and the new Fund into which the amount is being invested.

•   Include all genuine signatures (exactly as they appear on the account) and any documents that may be required.

By Telephone

1-888-98-GUIDE (48433)
Your account will automatically have certain telephone privileges unless you designate otherwise on your initial application or on a form available upon request by calling 1-888-98-GUIDE (48433). When you call, we may request personal identification and record your call.

You will receive your redemption payment in the form you previously authorized: check, deposit to your bank account, or wire transfer (for wire transfers, a $10 fee may be charged).

If you have previously authorized telephone redemptions, you may redeem shares by calling us ($25,000 limit). (IRAs only: You must make all requests for redemptions in writing. Please call 1-888-98-GUIDE (48433) to request a form.)

You will receive your redemption payment in the form you previously authorized: check, deposit to your bank account, or wire transfer (for wire transfers, a $10 fee may be charged).

If you have changed your address, there is a 10 day waiting period before a withdrawal can be made by check. If you have previously authorized ACH or wire redemptions, you may still redeem shares during the waiting period.

The names and addresses on the accounts must be identical. Shares will be exchanged into the same class.

If you have previously authorized it, you may exchange shares for shares of another Fund ($250 per established Fund) over the telephone. The names and addresses on the accounts must be identical. Shares will be exchanged into the same class.

By Wire Note: Your bank may charge you a fee for handling a wire transaction. Note: The Funds and their transfer agent are not responsible for the efficiency of the federal wire system or your bank.	You may redeem shares by contacting us by mail or by telephone and instructing us to wire your proceeds to your bank ($10,000 minimum). (Follow the instructions in this table for how to Redeem Shares: By Mail, By Telephone or Online.) Wire redemptions can be made only if you have previously authorized it	Not applicable.

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Method	Redeem Shares	Exchange Shares
on an authorization form, available upon request by calling 1-888-98-GUIDE (48433) (including attaching a voided check from the account where proceeds are to be wired). A $10 fee may be charged for wire transfers.

Online*

www.GuideStoneFunds.org
Register through our Web site. You can then establish a personal identification number (“PIN”) on our Web site that will enable you to make transactions with the Funds online.

You may redeem shares through our Web site. You will receive your redemption payment in the form you previously authorized: check or deposit to your bank account.

If you have changed your address, there is a 10 day waiting period before a withdrawal can be made by check. If you have previously authorized ACH or wire redemptions, you may still redeem shares during the waiting period.

You may exchange shares for shares of another Fund ($250 per established Fund) through our Web site. The names and addresses on the accounts must be identical. Shares will be exchanged into the same class.

Automatic Transaction Plans* You must complete the appropriate section on your initial application or complete an authorization form, available upon request by calling 1-888-98-GUIDE (48433).

Systematic Withdrawal Plan:

You may specify a percent of your account or a dollar amount ($250 per established Fund) to be withdrawn monthly, quarterly or annually on the 25th of the month beginning on the month you designate. (If the 25th does not fall on a business day, we process withdrawals on the previous business day.) We reserve the right to charge you for each withdrawal. At the time you authorize the withdrawal plan, you must have a minimum account balance of $5,000. You must have all dividends and other distributions reinvested. We will continue the withdrawals until your shares are gone or you cancel the plan. You may cancel or change your plan or redeem all your shares at any time.

You will receive your redemption payment in the form you previously authorized: check or deposit to your bank account.

Not Applicable.

*	Online transactions and automatic transaction plans apply only to accounts holding GS2 Class shares and GS4 Class shares of the Funds.

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More Shareholder Information

How Share Price is Calculated

PFPC determines the net asset value (“NAV”) per share of each class of each Fund as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), on each day that the Exchange is open. The NAV for a class of shares of a Fund is determined by adding the pro rata portion of the total value of the Fund’s investments, cash and other assets attributable to that class, deducting the pro rata portion of the Fund’s liabilities attributable to that class and the liabilities directly attributable to that class, and then dividing that value by the total number of shares of the class outstanding. Since NAV for each Fund is calculated separately by class, and since each class has its own expenses, the per share NAV of each Fund will vary by class.

What is the Net Asset Value or “NAV”?

NAV =	Assets – Liabilities Outstanding Shares

Because each Date Target Fund and each Blended Fund invests in shares of various Select Funds, the price of a Date Target Fund’s and a Blended Fund’s shares is based upon the net asset value of those shares of underlying Select Funds. In turn, the NAV per share of each Select Fund is based upon the values of the obligations, stocks and other investments held by the Select Fund. Therefore, the price of a Date Target Fund’s and a Blended Fund’s share will fluctuate in relation to its asset allocation among the Select Funds and the value of the portfolio investments of the underlying Select Funds.

Each Fund, except the Money Market Fund, values its assets based on market quotations or official closing prices when such values are readily available. These prices normally are supplied by a pricing service. Assets that are denominated in foreign currencies are valued daily in U.S. dollars at the current foreign currency exchange rates. In certain cases, events that occur after certain markets have closed may render prices unreliable. Such events may include circumstances in which the value of the U.S. markets changes by a percentage deemed significant. When a Fund believes a market price does not reflect a security’s true value, the Fund may substitute a fair value estimate through procedures established by, or under the direction of, the Board of Trustees. A Fund may also use these procedures to value securities that do not have a readily available current market value. Using fair value methods to price securities may result in a value that is different from the prices used by other mutual funds to calculate their NAVs. Each Fund is subject to the risk that it has valued certain of its securities at a higher price than it can sell them.

PFPC prices at amortized cost all instruments held by the Money Market Fund and those fixed-income securities held by the other Funds that have maturities of 60 days or less. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security.

To the extent the International Equity Fund or the Bond Funds have portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares, the NAV of their shares, and the Shares of the Date Target Funds and the shares of the Blended Funds investing in them may change on days when you will not be able to purchase or redeem your shares.

Investments by the Select Funds in other open-end management investment companies are valued based upon the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses).

Purchase of Shares

Fund shares are sold at NAV without a front-end sales load or a back-end sales load (see “Distribution Arrangements” on page 136 for further information about sales loads). Orders for the purchase of shares will be executed at the NAV per share next determined after an order has been received in good order. Your purchase will be made in full and fractional shares calculated to three decimal places. Certificates for shares

130	GuideStone Funds

are not issued. If your purchase order fails to designate a Fund, we will invest it in the Money Market Fund. If you invest through a Plan and your contribution order fails to designate a Fund, we will invest it in the appropriate MyDestination Fund which best matches your retirement age.

The Funds reserve the right to suspend the offering of shares or to limit or reject any purchase or exchange order at any time, without notice. The Funds also reserve the right to waive or change investment minimums at any time, without notice. The Funds also reserve the right to redeem shares in any account and return the proceeds to the investor. These actions may be taken when, in the sole discretion of the Funds’ management, they are deemed to be in the best interest of the Funds. The Funds will not accept any third party or foreign checks.

Redemption of Shares

You may redeem some or all of your shares on any business day that the New York Stock Exchange is open. Shares will be redeemed at the NAV next determined after your redemption request is received in good order. A redemption is a taxable transaction on which you may recognize a gain or loss, unless you are investing through a tax-deferred account, such as a Plan account or IRA. (Generally, gain or loss is not expected to be realized on a redemption of shares of the Money Market Fund, which seeks to maintain a stable $1.00 per share NAV.)

We will ordinarily send redemption proceeds on the next business day, but we may take up to seven days to make payment. The Funds may stop selling their shares and postpone redemption payments at times when the New York Stock Exchange is closed or has restricted trading or the SEC has determined an emergency condition exists. We will send redemption proceeds only in the form that you previously authorized. If you have authorized payment by check, we will send the check to the shareholder and address of record.

Checkwriting Option

If you own GS4 Class shares of the Money Market Fund in a Personal Investment Account, you may draw money from your Money Market Fund account by writing a check of $250 or more. You must complete an authorization form, available upon request by calling 1-888-98-GUIDE (48433). Because the amount in your Money Market Fund account is likely to change frequently, you should verify this amount before writing a check. You may not write a check to close your account. We will impose charges for stop payment orders and returned checks. We will redeem an appropriate amount of shares from your Money Market Fund account to pay for these charges.

Checkwriting privileges are not available for GS2 Class, GS6 Class or GS8 Class accounts, IRAs, Plan accounts, HSAs, TSAs or other tax-deferred accounts. Checkwriting privileges would result in significant, negative tax consequences to a shareholder in an IRA, Plan account or other tax-deferred account.

Request In Good Order

All purchase, exchange and redemption requests must be received by the Funds or their transfer agent in good order. Requests in good order must include the following documents: (1) a letter of instruction, if required, signed by all registered owners of the shares in the exact names in which they are registered; (2) any required medallion signature guarantees (see the section entitled “Medallion Signature Guarantees”); and (3) other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships and other legal entities. You may call us at 1-888-98-GUIDE (48433) for their details.

Written redemption requests also must include the Fund name, your account number, and the dollar amount of the transaction. Purchase orders are not in good order until the Funds’ transfer agent has received payment in federal funds.

If you are investing through a Plan, your employer, plan administrator or GuideStone Financial Resources have their own procedures for transmitting transaction orders and payments to the Funds’ transfer agent on a timely basis and in good order. These procedures may require additional days to process contributions, withdrawals and other transactions, to the extent permitted by law.

Prospectus	131

Medallion Signature Guarantees

To protect shareholder accounts, the Funds, and the transfer agent from fraud, medallion signature guarantees are required in certain cases. This enables us to verify the identity of the person who has authorized a redemption from an account. We will require a medallion signature guarantee for any of the following:

•	Any written redemption request for $50,000 or more.

•	Redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) and at the registered address.

•	Transfers into an account with a different registration (including a different name, address, taxpayer identification number, or account type).

A notary public does not qualify as a medallion signature guarantee. You may obtain a medallion signature guarantee from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other participating financial institution. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that are not participating in one of these programs will not be accepted. You may call us at 1-888-98-GUIDE (48433) for further details.

Redeeming Recently Purchased Shares

If you are redeeming shares that you recently purchased by check, we may delay sending your redemption proceeds until your check has cleared. This may take up to fifteen calendar days after we received your check. To avoid this delay, pay for your shares by federal funds wire transfer.

Right to Redeem in Kind

The Funds reserve the right to pay part or all of your redemption proceeds in securities rather than cash. If payment is made in securities, you may incur brokerage commissions if you elect to sell the securities for cash.

Account Statements

Each shareholder’s transactions in Fund shares will be reflected in a quarterly statement, except shareholders that directly invest in GS2 Class shares receive monthly statements. If your Fund shares are held by a nominee or Plan, the nominee or Plan decides whether the statement will be sent to you.

Exchanging Shares

What is an exchange?

An exchange between Funds is really two transactions — a sale of shares of one class of a Fund and the purchase of shares of the same class of another Fund. In general, the same policies that apply to purchases and sales apply to exchanges. Exchanges also have the same tax consequences as ordinary sales and purchases.

An exchange is a taxable transaction on which you may recognize a gain or loss, unless you are investing through a tax-deferred account, such as a Plan account or an IRA. (Generally, gain or loss is not expected to be realized on a redemption of shares of the Money Market Fund, which seeks to maintain a stable $1.00 per share NAV.)

If you are invested through a Plan, you may exchange shares of one Fund for shares in one or more of the other Funds provided exchanges are permitted under the Plan. Contact your employer, plan administrator or GuideStone Financial Resources at 1-888-98-GUIDE (48433) for more information.

132	GuideStone Funds

Frequent Trading And Market Timing

Frequent purchases, exchanges and redemptions in Fund shares may disrupt portfolio investment strategies and affect costs and performance for other shareholders, including long-term shareholders. To discourage excessive trading, short-term market timing and other abusive trading practices (“frequent trading”) by Fund shareholders, the Board of Trustees has adopted policies and has approved procedures for implementing those policies.

These procedures reflect criteria that have been developed to identify frequent trading and that are applied for monitoring transactions in Fund shares. If the Trust identifies what it believes to be frequent trading, it may warn the shareholder involved, reject or restrict a purchase or exchange order and/or prohibit that shareholder from making further purchases or exchanges of a specific Fund’s shares. The Funds may modify their procedures for implementing their frequent trading policy and/or the monitoring criteria at any time without prior notice. There can be no assurance that the Trust’s policies will eliminate all frequent trading activity in the Funds.

In an effort to reduce frequent trading, the Trust has adopted certain specific limits on exchanges (“exchange limits”). Exchanges are limited to no more than six exchanges per Fund out of each of the Funds (other than the Money Market Fund) in the first six months and no or more than six exchanges per Fund out of a Fund (other than the Money Market Fund) in the second six months of each calendar year. Exchanges restricted by this policy are fund-to-fund exchanges out of one of the Funds and into another one of the Funds or, in the case of retirement accounts, into the Capital Preservation Fund, which is another investment vehicle advised by the Investment Adviser. Only exchanges out of a Fund are counted as exchanges subject to the exchange limits for that Fund. Exchanges out of the Money Market Fund are not restricted. Purchases of any Fund shares by exchange or otherwise are not restricted. Exchanges do not include redemptions from a Fund made as cash withdrawals by shareholders.

No further exchanges out of a Fund will be permitted in a shareholder account when the sixth transaction is identified, and the restriction will remain in place until the next reset date, either July 1 or January 1. The exchange limits will be applied on an individual account basis; except that defined contribution retirement plan accounts (e.g. retirement and deferred compensation programs with individual account balances) maintained by GuideStone Financial Resources, will be aggregated by social security number for purposes of applying the exchange limits. Each of GuideStone Financial Resources directed asset accounts (such as reserve accounts related to endowment, health care, post-retirement benefit obligations and defined benefit and other payments based on life or life expectancy) will be treated as a distinct account for the purpose of the exchange limits. The exchange limits do not apply to trading in the Funds by investment vehicles that operate as “fund of funds,” such as, the Date Target Funds, the Blended Funds and the Capital Preservation Fund. The Investment Adviser may modify or make exceptions to the exchange limits, provided that any exceptions are applied uniformly to all shareholders.

In addition to the exchange limits specified above, the Funds further reserve the right to reject any exchange or investment order or change, suspend or revoke the exchange privilege at any time, including with respect to any individual or group who is believed to be “timing the market” or is otherwise making exchanges judged to be excessive.

Although the Funds make efforts to monitor for frequent trading, the ability of the Funds to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. However, each recordkeeper maintaining an omnibus account must either (1) agree to impose the Funds’ exchange limits, or similar limits, on the underlying shareholder accounts or (2) certify that it does not have the technical capability to impose the exchange limits. GuideStone Financial Resources has agreed to impose the exchange limits on all underlying shareholder accounts for which it serves as recordkeeper.

Prospectus	133

Telephone and Online Transaction

The Funds reserve the right to refuse a telephone redemption or online redemption request if the requester is unable to provide information such as the: 1) account number; 2) name and address exactly as registered with us; or 3) the primary social security or tax identification number.

We are not responsible for any account losses due to fraud, so long as we have taken reasonable steps to verify the identity of the person making a telephone or online request. If you are invested other than through a Plan, your account will automatically have certain telephone privileges. If you are an eligible foundation or you invest through an IRA or Personal Investment Account, your account will automatically have certain telephone privileges. If you wish to remove the telephone redemption or online redemption option from your account, please notify us in writing. If you are redeeming shares you hold through a Plan or foundation, you may not have telephone or online privileges; contact your employer, your plan administrator, or GuideStone Financial Resources at 1-888-98-GUIDE (48433) for information about how to redeem your shares.

The Funds reserve the right to terminate or limit the telephone or online redemption privilege at any time, without prior notice. If you experience difficulty reaching us by telephone or through our Web site, during periods of unusual market activity, contact us by regular or express mail.

Duplicate Mailing to Same Household

We try to eliminate duplicate mailings to the same household. If two Fund shareholders, excluding shareholders invested through a Plan, have the same last name and address, we send just one shareholder report, instead of two. If you prefer separate reports, notify us by mail or telephone.

Distributions

What is net investment income?

Net investment income generally consists of interest and dividends a Fund earns on its investments less accrued expenses.

Each of the Low-Duration Bond Fund, Medium-Duration Bond Fund, Extended-Duration Bond Fund and Global Bond Fund declares and pays dividends from net investment income monthly. The Money Market Fund declares income dividends daily and pays them monthly. Each of the Equity Index Fund, Real Estate Securities Fund, Value Equity Fund, and Growth Equity Fund declares and pays dividends from net investment income semi-annually. Each of the MyDestination 2005 Fund, MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund, MyDestination 2045 Fund, Flexible Income Fund, Growth & Income Fund, Capital Opportunities Fund, Global Equity Fund, Flexible Income Fund I, Growth & Income Fund I, Capital Opportunities Fund I, Global Equity Fund I, Small Cap Equity Fund, and the International Equity Fund declares and pays dividends from net investment income annually. Each Fund also distributes to its shareholders at least annually any realized net capital gains and net gains, if any, from certain foreign currency transactions. It is expected that the distributions of the Money Market Fund and Low-Duration Bond Fund will consist primarily of ordinary income.

Distributions are payable to shareholders of record at the time they are declared. Shareholders of record include holders of shares being purchased, but exclude holders of shares being redeemed, on the record date. Your distributions will automatically be reinvested in additional Fund shares, unless you elect to receive your distributions in cash. You may not elect cash distributions for a Plan account or IRA since cash distributions would result in significant, negative tax consequences to a shareholder in a Plan account.

Taxes

This section only summarizes some important federal income tax considerations that may affect your investment in a Fund. If you are investing through a tax-deferred account, such as an IRA or a Plan account (“Tax-Deferred Account”), special tax rules apply. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

134	GuideStone Funds

Federal Income Tax: As long as a Fund meets the requirements for being treated as a “regulated investment company,” which each Fund intends to continue to do, it pays no Federal income tax on the earnings and gains it distributes to its shareholders. The Funds will notify you following the end of each calendar year of the amount of dividends and other distributions paid that year.

Dividends from net investment income and distributions from net short-term capital gains that you receive from a Fund generally are taxable to you as ordinary income, whether reinvested in additional Fund shares or received in cash. A Fund’s distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), whether received in cash or reinvested in additional Fund shares, is taxable to you as long-term capital gain, regardless of the length of time you have held your shares.

Unless you are investing through a Tax-Deferred Account, you should be aware that if you purchase Fund shares shortly before the record date for any dividend or other distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. You can avoid this situation by waiting to invest until after the record date for the distribution.

A redemption or exchange of your Fund shares is a taxable event for you. Depending on the purchase and redemption prices of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions. The exception, once again, is a Tax-Deferred Account. (Generally, gain or loss is not expected to be realized on a redemption of shares of the Money Market Fund, which seeks to maintain a stable $1.00 per share NAV.)

State and Local Income Taxes: You should consult your tax adviser concerning state and local tax laws, which may produce different consequences from those under the Federal income tax law.

Prospectus	135

Distribution Arrangements

Shares of the Funds are sold without a front-end sales load or a back-end sales load on a continuous basis by PFPC Distributors, Inc., located at 760 Moore Road, King of Prussia, PA 19406 (the “Distributor”). The Trust’s Board of Trustees, has adopted a separate Plan of Distribution for the GS6 Class and GS8 Class (“12b-1 Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 (“12b-1 Plan”). The Trust’s Board of Trustees also adopted a separate Shareholder Service Plan for the GS4 Class of each Select Fund, the GS6 Class of each Fund and the GS8 Class of each Fund (“Service Plan”).

Under its Service Plan, the GS4 Class of each Select Fund is authorized to pay service and recordkeeping fees of 0.19% of average daily net assets. Under its Service Plan, the GS6 Class of each Select Fund is authorized to pay 0.30% of average daily net assets and the GS6 Class of each Blended Fund and Date Target Fund is authorized to pay service and recordkeeping fees of 0.11% of average daily net assets. Under its Service Plan, the GS8 Class of each Select Fund is authorized to pay service and recordkeeping fees of 0.40% of average daily net assets and the GS8 Class of each Blended Fund and Date Target Fund is authorized to pay service and recordkeeping fees of 0.21% of average daily net assets. Service and recordkeeping fees are paid to parties that provide services for, and maintain records for, shareholder accounts.

Under its 12b-1 Plan, the GS6 Class of each Fund is authorized to pay distribution (12b-1) fees of 0.10% of average daily net assets. Under its 12b-1 Plan, the GS8 Class of each Fund is authorized to pay distribution (12b-1) fees of 0.30% of average daily net assets. Distribution (12b-1) fees will be used to reimburse persons who provide, or make payments for, distribution assistance for the Funds, including paying for the preparation of advertising and sales literature, the printing and distribution of such materials to prospective investors and related advertising and promotional expenses. Payments under the 12b-1 Plan are not based on expenses actually incurred, and the payments may exceed distribution expenses actually incurred.

Because these fees are paid out of the Funds’ assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

What are 12b-1 fees?

12b-1 fees, charged by some mutual funds, are deducted from fund assets to pay for marketing and advertising expenses or to compensate sales professionals for selling shares of the mutual funds.

What are service fees?

Service fees are deducted from fund assets to pay for recordkeeping and other services in connection with maintaining shareholder accounts.

136	GuideStone Funds

Related Performance Information

Real Estate Securities Fund. As of the date of this prospectus, the Real Estate Securities Fund is new and has no performance to report. The Real Estate Securities Fund is a successor to a previously existing private fund that operated from 2000 to 2006. This section presents past performance information (“Performance”) of the private fund. Pursuant to a reorganization transaction completed on December 29, 2006, the private fund was reorganized into Real Estate Securities Fund. Real Estate Securities Fund assumed the private fund’s portfolio. The Investment Adviser and RREEF America, L.L.C. (“RREEF”), the sub-adviser to the Real Estate Securities Fund, were the Investment Adviser and sub-adviser to the private fund. The private fund and Real Estate Securities Fund have substantially similar investment objectives, polices and strategies. The Investment Adviser and RREEF manage Real Estate Securities Fund substantially similarly to the private fund.

The private fund Performance has been adjusted to reflect the anticipated fees and expenses of Real Estate Securities Fund, including the 1.33% annualized expense limit that the Investment Adviser has agreed to through April 30, 2008, plus certain private fund expenses. If the expense limitation is terminated, the expenses of Real Estate Securities Fund may be higher than the 1.33% expense limitation, which would lower the performance shown. Actual fees and expenses will vary depending on, among other things, the applicable fee schedule, fund size, and applicable sales charges, if any. The fee schedule and anticipated expenses of Real Estate Securities Fund are included in this Prospectus. The Performance is also compared with the performance figures for a benchmark index appropriate to Real Estate Securities Fund.

THE PAST PERFORMANCE OF THE PRIVATE FUND IS NO GUARANTEE OF FUTURE RESULTS OF REAL ESTATE SECURITIES FUND. PLEASE NOTE THE FOLLOWING CAUTIONARY GUIDELINES IN REVIEWING THIS INFORMATION:

•

PERFORMANCE FIGURES ARE THE HISTORICAL PERFORMANCE OF THE INVESTMENT PORTFOLIO OF THE PRIVATE FUND, ALL ASSETS OF WHICH ARE, AS A RESULT OF THE REORGANIZATION, HELD BY REAL ESTATE SECURITIES FUND. The Performance shown is not an indication of how Real Estate Securities Fund will perform in the future. Real Estate Securities Fund’s performance in the future may be different from that shown due to factors such as differences in cash flows, fees, expenses, performance calculation methods, portfolio size, number of underlying pooled investments, investment limitations, diversification requirements and other restrictions imposed on registered funds by the Investment Company Act of 1940, as amended (“1940 Act”), all of which, if applicable, could have a negative impact on Real Estate Securities Fund’s performance. In particular, the private fund’s Performance is not necessarily an indication of how Real Estate Securities Fund will perform, as the private fund was not subject to investment limitations, and other restrictions imposed on registered management investment companies by the 1940 Act which, if applicable, could have a negative impact on Real Estate Securities Fund’s performance.

Prospectus	137

•

THE BENCHMARK. The Performance is compared to a broad-based securities index. Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed funds, including Real Estate Securities Fund. Investments generally cannot be made directly in a broad-based securities index. The index is described below.

Best and Worst Quarterly Returns (for the periods reflected in the chart above)

	Return	Quarter
Highest return/best quarter	17.34%	4/2004
Lowest return/worst quarter	(7.90%)	3/2002

Average Annual Total Returns for the periods ended December 28, 2006:

	1 Year	5 Years	Since Inception
Private Fund
Return before taxes	37.59%	24.97%	24.18%
Return after taxes on distributions	N/A	N/A	N/A
Return after taxes on distributions and sale of Fund shares	N/A	N/A	N/A
Dow Jones Wilshire Real Estate Securities Index (reflects no deductions for fees, expenses or taxes)*	34.95%	23.94%	23.39%

*	The Dow Jones Wilshire Real Estate Securities Index is an unmanaged, broad based, market capitalization-weighted index comprised of publicly traded REITs and real estate operating companies, not including special purpose or healthcare REITs. It is comprised of major companies engaged in the equity ownership and operation of commercial real estate.

138	GuideStone Funds

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the GS2 Class, GS4 Class, GS6 Class and GS8 Class of each Fund for the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions. This information for the Fiscal Years ended December 31, 2002, 2003, 2004, 2005 and 2006 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

											Ratios to Average Net Assets
	Net Asset Value, Beginning of Year	Net Investment Income (1)		Capital Gain Distributions Received from Affiliated Funds	Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income (2)	Distributions from Net Realized Capital Gains	Net Asset Value, End of Year	Total Return (3)	Net Assets, End of Year (000)	Expenses, Net (4)(5)	Expenses, Including Expense Reduction (4)(5)	Expenses, Before Waivers and Expense Reduction (4)(5)	Investment Income, Net (1)(4)	Investment Income/ (Loss), Excluding Waivers and Expense Reduction (1)(4)	Portfolio Turnover Rate (3)
Flexible Income Fund
GS4 Class
2006	$12.94	$0.40	#	$0.17	$0.20	$(0.41)	$(0.15)	$13.15	5.99%	$308,802	0.13%	0.13%	0.18%	3.08%	3.03%	9%
2005	13.18	0.33	#	0.09	0.02	(0.32)	(0.36)	12.94	3.31	280,256	0.13	0.13	0.19	2.51	2.45	20
2004	13.00	0.21	#	0.04	0.37	(0.31)	(0.13)	13.18	4.76	270,913	0.13	0.13	0.17	1.60	1.56	11
2003	12.40	0.31		0.02	0.82	(0.22)	(0.33)	13.00	9.33	253,828	0.13	0.13	0.20	2.01	1.94	13
2002	13.15	0.38		0.10	(0.62)	(0.44)	(0.17)	12.40	(1.10)	263,646	0.13	0.13	0.17	2.86	2.82	14

GS6 Class
2006	$9.05	$0.25	#	$0.17	$0.09	$(0.38)	$(0.15)	$9.03	5.66%	$12,860	0.50%	0.50%	0.53%	2.70%	2.67%	9%
2005	9.42	0.20	#	0.09	(0.02)	(0.28)	(0.36)	9.05	2.90	12,161	0.50	0.50	0.56	2.10	2.04	20
2004	9.41	0.11	#	0.04	0.27	(0.28)	(0.13)	9.42	4.52	11,815	0.36	0.36	0.45	1.14	1.05	11
2003	9.12	0.21		0.02	0.59	(0.20)	(0.33)	9.41	9.06	19,674	0.35	0.35	0.46	1.90	1.79	13
2002	9.83	0.23		0.10	(0.45)	(0.42)	(0.17)	9.12	(1.27)	16,234	0.32	0.32	0.43	2.82	2.71	14

GS8 Class
2006	$9.05	$0.22	#	$0.17	$0.10	$(0.36)	$(0.15)	$9.03	5.36%	$5,745	0.80%	0.80%	0.92%	2.40%	2.28%	9%
2005	9.42	0.17	#	0.09	(0.01)	(0.26)	(0.36)	9.05	2.61	5,295	0.80	0.80	0.97	1.81	1.64	20
2004 (6)	9.53	0.06	#	0.04	0.05	(0.13)	(0.13)	9.42	1.56	5,080	0.45	0.45	1.03	4.43	3.85	11
Growth & Income Fund
GS4 Class
2006	$14.20	$0.36	#	$0.39	$0.50	$(0.40)	$(0.44)	$14.61	8.78%	$1,400,001	0.13%	0.13%	0.14%	2.44%	2.43%	7%
2005	14.27	0.32	#	0.21	0.36	(0.36)	(0.60)	14.20	6.24	1,273,855	0.13	0.13	0.14	2.18	2.17	10
2004	13.41	0.26	#	0.11	0.99	(0.30)	(0.20)	14.27	10.13	1,283,982	0.13	0.13	0.13	1.90	1.90	6
2003	11.82	0.29		0.15	1.78	(0.36)	(0.27)	13.41	18.79	1,120,080	0.13	0.13	0.13	2.22	2.22	10
2002	13.44	0.36		0.12	(1.33)	(0.42)	(0.35)	11.82	(6.37)	1,019,700	0.13	0.13	0.13	2.68	2.68	12

GS6 Class
2006	$9.36	$0.20	#	$0.39	$0.19	$(0.37)	$(0.44)	$9.33	8.30%	$16,080	0.48%	0.48%	0.48%	2.11%	2.11%	7%
2005	9.71	0.18	#	0.21	0.19	(0.33)	(0.60)	9.36	5.96	13,888	0.48	0.48	0.48	1.82	1.82	10
2004	9.28	0.12	#	0.11	0.66	(0.26)	(0.20)	9.71	9.66	13,118	0.46	0.46	0.52	1.28	1.22	6
2003	8.34	0.16		0.15	1.23	(0.33)	(0.27)	9.28	18.52	22,650	0.45	0.45	0.54	2.00	1.91	10
2002	9.72	0.21		0.12	(0.96)	(0.40)	(0.35)	8.34	(6.59)	17,009	0.37	0.37	0.45	2.64	2.56	12

GS8 Class
2006	$9.35	$0.17	#	$0.39	$0.19	$(0.34)	$(0.44)	$9.32	8.03%	$8,444	0.87%	0.87%	0.87%	1.81%	1.81%	7%
2005	9.72	0.14	#	0.21	0.17	(0.29)	(0.60)	9.35	5.39	5,836	0.90	0.90	0.92	1.44	1.42	10
2004 (6)	9.74	0.07	#	0.11	0.16	(0.16)	(0.20)	9.72	3.50	5,174	0.61	0.61	1.13	4.84	4.32	6

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Includes dividends paid from the short-term portion of capital gain distributions received from affiliated funds.
(3)	Not annualized.
(4)	Annualized.
(5)	Does not include expenses of the investment companies in which the Fund invests.
(6)	Inception date was November 8, 2004.

Prospectus	139

												Ratios to Average Net Assets
	Net Asset Value, Beginning of Year	Net Investment Income (1)		Capital Gain Distributions Received from Affiliated Funds		Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income (2)	Distributions from Net Realized Capital Gains	Net Asset Value, End of Year	Total Return (3)	Net Assets, End of Year (000)	Expenses, Net (4)(5)	Expenses, Including Expense Reduction (4)(5)	Expenses, Before Waivers and Expense Reduction (4)(5)	Investment Income Net (1)(4)	Investment Income/ (Loss), Excluding Waivers and Expense Reduction (1)(4)	Portfolio Turnover Rate (3)
Capital Opportunities Fund
GS4 Class
2006	$15.45	$0.27	#	$0.63		$0.81	$(0.35)	$(0.76)	$16.05	11.03%	$1,137,039	0.13%	0.13%	0.14%	1.66%	1.65%	7%
2005	15.03	0.23	#	0.31		0.68	(0.31)	(0.49)	15.45	8.09	1,046,061	0.13	0.13	0.14	1.50	1.49	5
2004	13.62	0.19	#	0.08		1.47	(0.21)	(0.12)	15.03	12.80	1,043,625	0.13	0.13	0.13	1.33	1.33	3
2003	11.17	0.19		0.07		2.56	(0.23)	(0.14)	13.62	25.23	900,021	0.13	0.13	0.14	1.54	1.53	8
2002	13.37	0.22		0.06		(2.05)	(0.24)	(0.19)	11.17	(13.25)	745,968	0.13	0.13	0.14	1.72	1.71	10

GS6 Class
2006	$10.61	$0.14	#	$0.63		$0.35	$(0.30)	$(0.76)	$10.67	10.58%	$9,448	0.59%	0.59%	0.59%	1.27%	1.27%	7%
2005	10.57	0.11	#	0.31		0.37	(0.26)	(0.49)	10.61	7.43	7,571	0.62	0.62	0.62	1.01	1.01	5
2004	9.67	0.07	#	0.08		1.03	(0.16)	(0.12)	10.57	12.28	7,042	0.56	0.56	0.61	0.66	0.61	3
2003	8.01	0.11		0.07		1.82	(0.20)	(0.14)	9.67	24.93	13,585	0.52	0.52	0.62	1.20	1.10	8
2002	9.73	0.12		0.06		(1.50)	(0.21)	(0.19)	8.01	(13.56)	9,859	0.42	0.42	0.55	1.54	1.41	10

GS8 Class
2006	$10.60	$0.11	#	$0.63		$0.35	$(0.28)	$(0.76)	$10.65	10.24%	$8,099	0.85%	0.85%	0.85%	1.00%	1.00%	7%
2005	10.56	0.08	#	0.31		0.37	(0.23)	(0.49)	10.60	7.21	6,131	0.92	0.92	0.92	0.76	0.76	5
2004 (6)	10.31	0.04	#	0.08		0.35	(0.10)	(0.12)	10.56	4.63	5,234	1.00	1.00	1.06	2.93	2.87	3
Global Equity Fund
GS4 Class
2006	$16.28	$0.15	#	$0.88		$1.13	$(0.28)	$(0.93)	$17.23	13.20%	$1,031,999	0.13%	0.13%	0.14%	0.90%	0.89%	4%
2005	15.55	0.13	#	0.41		0.98	(0.23)	(0.56)	16.28	9.75	940,769	0.13	0.13	0.14	0.85	0.84	4
2004	13.64	0.11	#	0.04		1.96	(0.12)	(0.08)	15.55	15.47	936,734	0.13	0.13	0.13	0.77	0.77	2
2003	10.40	0.10		—		3.23	(0.09)	—	13.64	31.99	801,407	0.13	0.13	0.14	0.82	0.81	4
2002	13.14	0.08		—	†	(2.71)	(0.08)	(0.03)	10.40	(20.04)	616,043	0.13	0.13	0.14	0.68	0.67	6

GS6 Class
2006	$11.67	$0.07	#	$0.88		$0.55	$(0.24)	$(0.93)	$12.00	12.79%	$16,887	0.47%	0.47%	0.47%	0.58%	0.58%	4%
2005	11.35	0.06	#	0.41		0.60	(0.19)	(0.56)	11.67	9.40	14,441	0.50	0.50	0.50	0.48	0.48	4
2004	10.00	0.04	#	0.04		1.43	(0.08)	(0.08)	11.35	15.17	13,202	0.44	0.44	0.50	0.37	0.31	2
2003	7.65	0.05		—		2.36	(0.06)	—	10.00	31.53	17,973	0.43	0.43	0.48	0.53	0.48	4
2002	9.70	0.04		—	†	(2.00)	(0.06)	(0.03)	7.65	(20.25)	12,805	0.35	0.35	0.44	0.53	0.44	6

GS8 Class
2006	$11.66	$0.03	#	$0.88		$0.54	$(0.20)	$(0.93)	$11.98	12.36%	$7,159	0.85%	0.85%	0.85%	0.21%	0.21%	4%
2005	11.35	0.01	#	0.41		0.61	(0.16)	(0.56)	11.66	8.97	5,926	0.87	0.87	0.92	0.13	0.08	4
2004 (6)	10.83	0.03	#	0.04		0.57	(0.04)	(0.08)	11.35	5.94	5,296	0.87	0.87	1.04	1.64	1.47	2

140	GuideStone Funds

For a Share Outstanding Throughout the Year Ending December 31, unless otherwise indicated

											Ratios to Average Net Assets
	Net Asset Value, Beginning of Year	Net Investment Income (1)		Capital Gain Distributions Received from Affiliated Funds	Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income (2)	Distributions from Net Realized Capital Gains	Net Asset Value, End of Year	Total Return (3)	Net Assets, End of Year (000)	Expenses, Net (4)(5)	Expenses, Including Expense Reduction (4)(5)	Expenses, Before Waivers and Expense Reduction (4)(5)	Investment Income, Net (1)(4)	Investment Income, Excluding Waivers and Expense Reduction (1)(4)	Portfolio Turnover Rate (3)
Flexible Income Fund I
GS2 Class
2006	$10.15	$0.46		$0.19	$(0.02)	$(0.49)	$(0.24)	$10.05	6.21%	$57,188	0.17%	0.17%	0.30%	4.53%	4.40%	16%
2005	10.31	0.36		0.10	(0.10)	(0.38)	(0.14)	10.15	3.46	54,231	0.17	0.17	0.30	3.52	3.39	16
2004	10.31	0.25		0.05	0.19	(0.36)	(0.13)	10.31	4.77	31,447	0.17	0.17	0.39	2.42	2.20	23
2003 (6)	10.00	0.18		0.10	0.16	(0.12)	(0.01)	10.31	4.40	28,636	0.17	0.17	0.51	4.16	3.82	8
Growth & Income Fund I
GS2 Class
2006	$11.32	$0.46	#	$0.45	$0.09	$(0.50)	$(0.47)	$11.35	8.85%	$262,451	0.17%	0.17%	0.18%	3.93%	3.92%	13%
2005	11.23	0.40	#	0.25	0.07	(0.46)	(0.17)	11.32	6.42	239,244	0.17	0.17	0.18	3.49	3.48	11
2004	10.62	0.34	#	0.14	0.60	(0.36)	(0.11)	11.23	10.26	122,166	0.17	0.17	0.22	3.07	3.02	10
2003 (6)	10.00	0.21		0.17	0.51	(0.26)	(0.01)	10.62	8.94	71,982	0.17	0.17	0.28	4.76	4.65	5
Capital Opportunities Fund I
GS2 Class
2006	$12.62	$0.34		$0.73	$0.35	$(0.44)	$(0.64)	$12.96	11.21%	$187,536	0.17%	0.17%	0.20%	2.73%	2.70%	9%
2005	12.17	0.29		0.38	0.33	(0.39)	(0.16)	12.62	8.20	159,849	0.17	0.17	0.20	2.42	2.39	8
2004	11.11	0.24		0.09	1.09	(0.26)	(0.10)	12.17	12.88	70,608	0.17	0.17	0.27	2.13	2.03	7
2003 (6)	10.00	0.15		0.09	1.07	(0.18)	(0.02)	11.11	13.02	57,489	0.17	0.17	0.31	3.24	3.10	3
Global Equity Fund I
GS2 Class
2006	$14.01	$0.21		$1.09	$0.57	$(0.36)	$(0.96)	$14.56	13.33%	$142,218	0.17%	0.17%	0.21%	1.47%	1.43%	8%
2005	13.16	0.18		0.52	0.62	(0.31)	(0.16)	14.01	9.98	125,826	0.17	0.17	0.21	1.38	1.34	5
2004	11.62	0.15		0.05	1.60	(0.15)	(0.11)	13.16	15.48	33,543	0.17	0.17	0.41	1.29	1.05	7
2003 (6)	10.00	0.09		—	1.63	(0.09)	(0.01)	11.62	17.16	25,678	0.17	0.17	0.50	1.69	1.36	1

#	Calculated using the average shares outstanding method.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Includes dividends paid from the short-term portion of capital gain distributions received from affiliated funds.
(3)	Not annualized.
(4)	Annualized.
(5)	Does not include expenses of the investment companies in which the Fund invests.
(6)	Inception date was July 1, 2003.

Prospectus	141

For a Share Outstanding Throughout the Year Ending December 31, unless otherwise indicated

												Ratios to Average Net Assets (1)
	Net Asset Value, Beginning of Year	Net Investment Income		Realized and Unrealized Gain (Loss) on Investments		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains		Net Asset Value, End of Year	Total Return (2)	Net Assets, End of Year (000)	Expenses, Net	Expenses, Including Expense Reduction	Expenses, Before Waivers and Expense Reduction	Investment Income, Net	Investment Income/ (Loss), Excluding Waivers and Expense Reduction	Portfolio Turnover Rate (2)
Money Market Fund
GS2 Class
2006	$1.00	$0.05		$—	†	$(0.05)	$—		$1.00	4.92%	$100,559	0.26%	0.26%	0.26%	4.82%	4.82%	N/A
2005	1.00	0.03	††	—	†	(0.03)††	—		1.00	3.07	93,103	0.27	0.27	0.26	3.03	3.04	N/A
2004	1.00	0.01		—	†	(0.01)	—		1.00	1.19	61,374	0.27	0.27	0.27	1.17	1.17	N/A
2003	1.00	0.01		—	†	(0.01)	—	†	1.00	1.04	63,373	0.27	0.27	0.28	0.91	0.90	N/A
2002	1.00	0.02		—		(0.02)	—	†	1.00	1.80	5,493	0.25	0.25	0.55	1.75	1.45	N/A

GS4 Class
2006	$1.00	$0.05		$—	†	$(0.05)	$—		$1.00	4.72%	$930,582	0.46%	0.46%	0.46%	4.64%	4.64%	N/A
2005	1.00	0.03	††	—	†	(0.03)††	—		1.00	2.88	766,322	0.46	0.46	0.46	2.84	2.84	N/A
2004	1.00	0.01		—	†	(0.01)	—		1.00	0.99	838,087	0.46	0.46	0.45	0.98	0.99	N/A
2003	1.00	0.01		—	†	(0.01)	—	†	1.00	0.85	853,062	0.45	0.45	0.45	0.84	0.84	N/A
2002	1.00	0.02		—		(0.02)	—	†	1.00	1.60	906,302	0.45	0.44	0.50	1.58	1.52	N/A

GS6 Class
2006	$1.00	$0.04		$—	†	$(0.04)	$—		$1.00	4.29%	$4,784	0.87%	0.87%	1.09%	4.21%	3.99%	N/A
2005	1.00	0.02	††	—	†	(0.02)††	—		1.00	2.50	4,587	0.83	0.83	1.43	2.47	1.87	N/A
2004	1.00	0.01		—	†	(0.01)	—		1.00	0.73	4,476	0.72	0.72	1.09	0.68	0.31	N/A
2003	1.00	0.01		—	†	(0.01)	—	†	1.00	0.57	8,035	0.73	0.73	0.91	0.61	0.43	N/A
2002	1.00	0.01		—		(0.01)	—	†	1.00	1.38	16,538	0.65	0.65	0.77	1.35	1.23	N/A

GS8 Class
2006	$1.00	$0.04		$—	†	$(0.04)	$—		$1.00	3.98%	$5,457	1.17%	1.17%	1.21%	3.91%	3.87%	N/A
2005	1.00	0.02	††	—	†	(0.02)††	—		1.00	2.15	5,145	1.17	1.17	1.25	2.13	2.05	N/A
2004 (3)	1.00	—	†	—	†	— †	—		1.00	0.14	5,007	1.17	1.17	1.31	0.94	0.80	N/A
Low-Duration Bond Fund
GS2 Class
2006	$9.06	$0.38	#	$(0.03)		$(0.52)	$—		$8.89	3.94%	$105,991	0.45%	0.45%	0.47%	4.22%	4.20%	168%
2005	9.32	0.30	#	(0.15)		(0.41)	—	†	9.06	1.60	104,681	0.45	0.45	0.48	3.30	3.27	196
2004	9.51	0.21	#	(0.07)		(0.28)	(0.05)		9.32	1.47	59,777	0.45	0.45	0.49	2.22	2.18	289
2003	9.76	0.22	#	0.03		(0.37)	(0.13)		9.51	2.61	53,726	0.45	0.45	0.50	2.30	2.25	179
2002	9.85	0.37	#	0.19		(0.50)	(0.15)		9.76	5.89	6,320	0.46	0.45	0.78	3.71	3.38	182

GS4 Class
2006	$12.66	$0.58	#	$(0.11)		$(0.50)	$—		$12.63	3.75%	$697,687	0.61%	0.61%	0.66%	4.05%	4.00%	168%
2005	12.87	0.40	#	(0.22)		(0.39)	—	†	12.66	1.39	789,077	0.61	0.61	0.67	3.13	3.07	196
2004	13.00	0.27	#	(0.09)		(0.26)	(0.05)		12.87	1.38	789,866	0.61	0.61	0.67	2.06	2.00	289
2003	13.16	0.32	#	—		(0.35)	(0.13)		13.00	2.45	727,265	0.61	0.61	0.67	2.43	2.37	179
2002	13.06	0.46	#	0.27		(0.48)	(0.15)		13.16	5.71	763,987	0.62	0.61	0.72	3.50	3.39	182

GS6 Class
2006	$9.09	$0.60	#	$(0.30)		$(0.46)	$—		$8.93	3.43%	$5,159	1.00%	1.00%	1.05%	3.63%	3.58%	168%
2005	9.36	0.25	#	(0.16)		(0.36)	—	†	9.09	0.96	11,380	0.94	0.94	1.05	2.74	2.63	196
2004	9.54	0.17	#	(0.06)		(0.24)	(0.05)		9.36	1.17	16,087	0.85	0.85	0.90	1.82	1.77	289
2003	9.79	0.21	#	—		(0.33)	(0.13)		9.54	2.20	22,452	0.85	0.84	0.87	2.18	2.15	179
2002	9.86	0.33	#	0.22		(0.47)	(0.15)		9.79	5.70	20,985	0.79	0.79	0.93	3.35	3.21	182

GS8 Class
2006	$9.10	$0.31	#	$(0.04)		$(0.44)	$—		$8.93	3.04%	$5,013	1.30%	1.30%	1.43%	3.37%	3.24%	168%
2005	9.36	0.23	#	(0.16)		(0.33)	—	†	9.10	0.73	5,040	1.30	1.30	1.50	2.44	2.24	196
2004 (3)	9.50	0.02	#	(0.01)		(0.10)	(0.05)		9.36	0.05	5,004	1.30	1.30	1.53	1.35	1.12	289

†	Amount represents less than $0.005 per share.
††	Amount has been restated.
#	Calculated using the average shares outstanding method.
*	Net increase from payments by affiliates and net gains (losses) realized on the disposal of investments in violation of restrictions. As a result, there was no effect to realized and unrealized gain (loss) on investments per share or total return.
(1)	Annualized.
(2)	Not annualized.
(3)	Inception date was November 8, 2004.
(4)	Inception date was December 29, 2006.

Due to a procedural error, net investment income per share and dividends from net investment income per share were restated to correct a reporting error in the 2005 Financial Highlights of the Money Market Fund. Net investment income per share for each class of the Money Market Fund were originally reported as $0.00 and dividends from net investment income per share of the Money Market Fund were originally reported as $(0.00).

142	GuideStone Funds

												Ratios to Average Net Assets (1)
	Net Asset Value, Beginning of Year	Net Investment Income		Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Return of Capital		Net Asset Value, End of Year	Total Return (2)*	Net Assets, End of Year (000)	Expenses, Net	Expenses, Including Expense Reduction	Expenses, Before Waivers and Expense Reduction	Investment Income, Net	Investment Income/ (Loss), Excluding Waivers and Expense Reduction	Portfolio Turnover Rate (2)
Medium-Duration Bond Fund
GS2 Class
2006	$8.71	$0.39	#	$(0.01)	$(0.57)	$—	$—		$8.52	4.50%	$113,051	0.50%	0.50%	0.50%	4.60%	4.60%	440%
2005	9.06	0.34	#	(0.10)	(0.53)	(0.06)	—		8.71	2.62	100,800	0.50	0.50	0.53	3.84	3.81	465
2004	9.24	0.28	#	0.21	(0.45)	(0.22)	—		9.06	5.34	52,865	0.50	0.50	0.53	2.97	2.94	372
2003	9.47	0.28	#	0.36	(0.58)	(0.29)	—		9.24	6.80	46,521	0.50	0.50	0.55	2.96	2.91	458
2002	9.65	0.46	#	0.40	(0.67)	(0.37)	—		9.47	9.25	7,218	0.51	0.50	0.82	4.77	4.45	543

GS4 Class
2006	$13.40	$0.60	#	$(0.03)	$(0.55)	$—	$—		$13.42	4.37%	$1,108,958	0.62%	0.62%	0.69%	4.48%	4.41%	440%
2005	13.63	0.50	#	(0.16)	(0.51)	(0.06)	—		13.40	2.50	981,935	0.62	0.62	0.71	3.71	3.62	465
2004	13.58	0.39	#	0.31	(0.43)	(0.22)	—		13.63	5.20	853,377	0.62	0.62	0.72	2.85	2.75	372
2003	13.54	0.46	#	0.43	(0.56)	(0.29)	—		13.58	6.62	741,743	0.62	0.62	0.71	3.37	3.28	458
2002	13.37	0.62	#	0.57	(0.65)	(0.37)	—		13.54	9.15	767,926	0.63	0.62	0.77	4.62	4.47	543

GS6 Class
2006	$8.78	$0.35	#	$(0.02)	$(0.52)	$—	$—		$8.59	3.89%	$13,709	1.05%	1.05%	1.05%	4.05%	4.05%	440%
2005	9.12	0.29	#	(0.09)	(0.48)	(0.06)	—		8.78	2.18	13,195	1.00	1.00	1.06	3.29	3.21	465
2004	9.30	0.24	#	0.21	(0.41)	(0.22)	—		9.12	4.88	16,524	0.90	0.90	0.95	2.61	2.56	372
2003	9.53	0.29	#	0.31	(0.54)	(0.29)	—		9.30	6.33	22,640	0.90	0.90	0.96	3.03	2.97	458
2002	9.70	0.42	#	0.41	(0.63)	(0.37)	—		9.53	8.90	19,289	0.90	0.90	1.03	4.37	4.24	543

GS8 Class
2006	$8.78	$0.32	#	$(0.02)	$(0.49)	$—	$—		$8.59	3.58%	$5,356	1.35%	1.35%	1.45%	3.75%	3.65%	440%
2005	9.13	0.27	#	(0.11)	(0.45)	(0.06)	—		8.78	1.73	5,132	1.35	1.35	1.52	2.96	2.81	465
2004 (3)	9.46	0.02	#	0.07	(0.20)	(0.22)	—		9.13	0.87	5,043	1.35	1.35	1.59	1.41	1.17	372
Extended-Duration Bond Fund
GS2 Class
2006	$8.44	$0.40	#	$(0.03)*	$(0.65)	$(0.03)	$—		$8.13	4.75%	$59,916	0.57%	0.57%	0.57%	4.91%	4.91%	100%
2005	8.90	0.44	#	0.04	(0.68)	(0.26)	—		8.44	5.65	57,372	0.56	0.56	0.57	4.90	4.89	38
2004	9.23	0.47	#	0.27	(0.76)	(0.31)	—		8.90	8.49	32,309	0.57	0.57	0.57	5.17	5.17	66
2003	9.64	0.54	#	0.51	(0.79)	(0.67)	—		9.23	11.32	29,004	0.59	0.59	0.60	5.49	5.48	121
2002	9.84	0.65		0.29	(0.90)	(0.24)	—		9.64	10.27	6,506	0.64	0.64	0.88	6.47	6.23	45

GS4 Class
2006	$14.82	$0.69	#	$(0.04)*	$(0.63)	$(0.03)	$—		$14.81	4.56%	$467,877	0.73%	0.73%	0.76%	4.75%	4.72%	100%
2005	14.93	0.71	#	0.10	(0.66)	(0.26)	—		14.82	5.54	393,851	0.73	0.73	0.76	4.72	4.69	38
2004	14.78	0.75	#	0.45	(0.74)	(0.31)	—		14.93	8.37	399,459	0.73	0.73	0.75	5.01	4.99	66
2003	14.62	0.83	#	0.77	(0.77)	(0.67)	—		14.78	11.19	385,110	0.73	0.73	0.75	5.46	5.44	121
2002	14.37	0.90		0.47	(0.88)	(0.24)	—		14.62	10.03	401,198	0.73	0.73	0.82	6.29	6.20	45

GS6 Class
2006	$8.44	$0.36	#	$(0.03)*	$(0.61)	$(0.03)	$—		$8.13	4.09%	$15,730	1.08%	1.08%	1.08%	4.39%	4.39%	100%
2005	8.89	0.39	#	0.05	(0.63)	(0.26)	—		8.44	5.19	15,100	1.09	1.09	1.09	4.37	4.37	38
2004	9.22	0.44	#	0.27	(0.73)	(0.31)	—		8.89	8.05	24,043	0.98	0.98	0.96	4.76	4.78	66
2003	9.63	0.52	#	0.50	(0.76)	(0.67)	—		9.22	10.95	27,978	0.93	0.93	0.94	5.25	5.24	121
2002	9.83	0.62		0.29	(0.87)	(0.24)	—		9.63	9.93	24,812	0.91	0.91	1.03	6.18	6.06	45

GS8 Class
2006	$8.44	$0.32	#	$(0.03)*	$(0.58)	$(0.03)	$—		$8.12	3.79%	$5,547	1.50%	1.50%	1.51%	3.97%	3.96%	100%
2005	8.89	0.35	#	0.06	(0.60)	(0.26)	—		8.44	4.81	5,339	1.50	1.50	1.56	3.95	3.89	38
2004 (3)	9.23	0.06	#	0.11	(0.20)	(0.31)	—		8.89	1.91	5,096	1.50	1.50	1.61	4.31	4.20	66
Global Bond Fund

GS4 Class
2006 (4)	$10.12	$—	†	$— †	$— †	$—	$—	†	$10.12	0.04%	$104,635	1.04%	1.04%	1.42%	4.32%	3.94%	0%

Prospectus	143

For a Share Outstanding Throughout the Year Ending December 31, unless otherwise indicated

												Ratios to Average Net Assets (1)
	Net Asset Value, Beginning of Year	Net Investment Income		Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Excess Distribution/ Return of Capital		Net Asset Value, End of Year	Total Return (2)	Net Assets, End of Year (000)	Expenses, Net	Expenses, Including Expense Reduction	Expenses, Before Waivers and Expense Reduction	Investment Income, Net	Investment Income/ (Loss), Excluding Waivers and Expense Reduction	Portfolio Turnover Rate (2)
Equity Index Fund
GS2 Class
2006	$9.96	$0.18	#	$1.33	$(0.28)	$(0.11)	$—		$11.08	15.37%	$74,634	0.23%	0.23%	0.23%	1.74%	1.74%	5%
2005	9.78	0.16	#	0.30	(0.24)	(0.04)	—		9.96	4.80	62,214	0.23	0.23	0.24	1.63	1.62	6
2004	9.08	0.16	#	0.81	(0.27)	—	—	†	9.78	10.77	36,148	0.25	0.25	0.23	1.75	1.77	2
2003	7.22	0.12	#	1.91	(0.17)	—	—		9.08	28.19	33,009	0.25	0.25	0.28	1.46	1.43	2
2002	9.58	0.14		(2.29)	(0.18)	(0.03)	—		7.22	(22.57)	4,737	0.25	0.25	0.60	1.40	1.05	3

GS4 Class
2006	$16.97	$0.28	#	$2.28	$(0.25)	$(0.11)	$—		$19.17	15.19%	$466,429	0.40%	0.40%	0.43%	1.57%	1.54%	5%
2005	16.47	0.24	#	0.51	(0.21)	(0.04)	—		16.97	4.61	402,865	0.40	0.40	0.43	1.46	1.43	6
2004	15.12	0.25	#	1.35	(0.25)	—	—		16.47	10.60	417,962	0.40	0.40	0.41	1.60	1.59	2
2003	11.93	0.18	#	3.16	(0.15)	—	—		15.12	28.03	382,067	0.40	0.40	0.44	1.33	1.29	2
2002	15.64	0.17		(3.69)	(0.16)	(0.03)	—		11.93	(22.59)	295,261	0.40	0.40	0.51	1.21	1.10	3

GS6 Class
2006	$10.02	$0.14	#	$1.34	$(0.24)	$(0.11)	$—		$11.15	14.97%	$14,233	0.60%	0.60%	0.78%	1.37%	1.19%	5%
2005	9.83	0.13	#	0.31	(0.21)	(0.04)	—		10.02	4.54	12,019	0.56	0.56	0.82	1.30	1.04	6
2004	9.14	0.13	#	0.81	(0.25)	—	—		9.83	10.37	11,502	0.45	0.45	0.72	1.41	1.14	2
2003	7.26	0.10	#	1.93	(0.15)	—	—		9.14	28.09	17,395	0.45	0.45	0.73	1.28	1.00	2
2002	9.63	0.13		(2.31)	(0.16)	(0.03)	—		7.26	(22.71)	12,890	0.45	0.45	0.81	1.21	0.85	3

GS8 Class
2006	$10.02	$0.11	#	$1.34	$(0.21)	$(0.11)	$—		$11.15	14.63%	$6,250	0.90%	0.90%	1.14%	1.07%	0.83%	5%
2005	9.84	0.09	#	0.31	(0.18)	(0.04)	—		10.02	4.09	5,421	0.90	0.90	1.19	0.96	0.67	6
2004 (3)	9.55	0.04	#	0.35	(0.10)	—	—		9.84	4.11	5,205	0.90	0.90	1.27	3.18	2.81	2
Real Estate Securities Fund

GS4 Class
2006 (4)	$12.50	$—	†	$0.05	$—	$—	$—		$12.55	0.40%	$107,035	1.33%	1.33%	1.88%	(1.16)%	(1.71)%	0%
Value Equity Fund
GS2 Class
2006	$10.75	$0.18	#	$1.78	$(0.28)	$(1.81)	$—		$10.62	18.76%	$181,940	0.72%	0.71%	0.72%	1.70%	1.69%	76%
2005	11.44	0.20	#	0.65	(0.28)	(1.26)	—		10.75	7.40	156,279	0.73	0.72	0.73	1.72	1.71	54
2004	9.94	0.17	#	1.59	(0.26)	— †	—		11.44	17.83	75,123	0.75	0.74	0.74	1.64	1.64	56
2003	7.77	0.14	#	2.26	(0.23)	—	—		9.94	31.09	69,991	0.76	0.75	0.78	1.62	1.59	54
2002	9.64	0.16		(1.80)	(0.23)	—	—	†	7.77	(17.22)	5,265	0.76	0.72	1.06	1.77	1.43	70

GS4 Class
2006	$17.50	$0.28	#	$2.93	$(0.25)	$(1.81)	$—		$18.65	18.64%	$1,434,773	0.90%	0.89%	0.91%	1.52%	1.50%	76%
2005	17.74	0.28	#	0.99	(0.25)	(1.26)	—		17.50	7.13	1,279,940	0.90	0.89	0.93	1.53	1.49	54
2004	15.28	0.24	#	2.45	(0.23)	—	—		17.74	17.71	1,305,669	0.90	0.89	0.92	1.49	1.46	56
2003	11.85	0.21	#	3.43	(0.21)	—	—		15.28	30.84	1,152,116	0.90	0.88	0.94	1.59	1.53	54
2002	14.57	0.21		(2.73)	(0.20)	—	—	†	11.85	(17.37)	938,583	0.90	0.87	0.98	1.57	1.46	70

GS6 Class
2006	$10.69	$0.12	#	$1.78	$(0.23)	$(1.81)	$—		$10.55	18.21%	$17,798	1.24%	1.23%	1.24%	1.18%	1.17%	76%
2005	11.39	0.14	#	0.64	(0.22)	(1.26)	—		10.69	6.78	15,003	1.25	1.24	1.27	1.17	1.14	54
2004	9.90	0.12	#	1.59	(0.22)	—	—		11.39	17.35	17,968	1.15	1.14	1.22	1.20	1.12	56
2003	7.75	0.11	#	2.23	(0.19)	—	—		9.90	30.46	19,680	1.15	1.13	1.20	1.33	1.26	54
2002	9.61	0.15		(1.82)	(0.19)	—	—	†	7.75	(17.48)	13,987	1.15	1.11	1.29	1.38	1.20	70

GS8 Class
2006	$10.68	$0.08	#	$1.77	$(0.19)	$(1.81)	$—		$10.53	17.75%	$6,844	1.60%	1.59%	1.65%	0.82%	0.76%	76%
2005	11.39	0.10	#	0.63	(0.18)	(1.26)	—		10.68	6.39	5,603	1.60	1.59	1.71	0.83	0.71	54
2004 (3)	10.89	0.03	#	0.54	(0.07)	—	—		11.39	5.28	5,262	1.60	1.59	1.79	1.71	1.51	56

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
(1)	Annualized.
(2)	Not annualized.
(3)	Inception date was November 8, 2004.
(4)	Inception date was December 29, 2006.

144	GuideStone Funds

										Ratios to Average Net Assets (1)
	Net Asset Value, Beginning of Year	Net Investment Income/(Loss)	Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Excess Distribution/ Return of Capital	Net Asset Value, End of Year	Total Return (2)	Net Assets, End of Year (000)	Expenses, Net	Expenses, Including Expense Reduction	Expenses, Before Waivers and Expense Reduction	Investment Income/ (Loss), Net	Investment Income/ (Loss), Excluding Waivers and Expense Reduction	Portfolio Turnover Rate (2)
Growth Equity Fund
GS2 Class
2006	$11.18	$— †	$0.05	$—	$—	$—	$11.23	0.45%	$179,852	0.89%	0.88%	0.90%	0.00%	(0.02)%	48%
2005	10.29	(0.03)	0.92	—	—	—	11.18	8.65	172,118	0.87	0.86	0.89	(0.10)	(0.13)	49
2004	9.16	— †	1.13	—	—	—	10.29	12.34	84,177	0.87	0.86	0.89	0.01	(0.02)	56
2003	7.07	(0.01)	2.10	—	—	—	9.16	29.56	79,547	0.81	0.79	0.85	(0.03)	(0.09)	77
2002	9.83	0.01	(2.77)	—	—	—	7.07	(28.08)	4,553	0.78	0.75	1.14	0.09	(0.30)	41

GS4 Class
2006	$17.71	$(0.02)	$0.08	$—	$—	$—	$17.77	0.34%	$1,343,147	1.01%	1.00%	1.09%	(0.12)%	(0.21)%	48%
2005	16.33	(0.04)	1.42	—	—	—	17.71	8.45	1,362,599	0.99	0.98	1.08	(0.22)	(0.32)	49
2004	14.55	(0.02)	1.80	—	—	—	16.33	12.23	1,405,754	0.99	0.98	1.08	(0.11)	(0.21)	56
2003	11.23	(0.01)	3.33	—	—	—	14.55	29.56	1,285,223	0.92	0.90	1.01	(0.07)	(0.18)	77
2002	15.63	(0.01)	(4.39)	—	—	—	11.23	(28.15)	1,049,709	0.90	0.88	1.02	(0.05)	(0.19)	41

GS6 Class
2006	$10.99	$(0.05)	$0.05	$—	$—	$—	$10.99	0.00%	$11,706	1.41%	1.40%	1.48%	(0.52)%	(0.60)%	48%
2005	10.17	(0.09)	0.91	—	—	—	10.99	8.06	11,406	1.34	1.33	1.47	(0.57)	(0.71)	49
2004	9.08	(0.07)	1.16	—	—	—	10.17	12.00	13,780	1.24	1.23	1.44	(0.42)	(0.63)	56
2003	7.03	(0.02)	2.07	—	—	—	9.08	29.16	18,099	1.17	1.15	1.33	(0.33)	(0.51)	77
2002	9.81	(0.02)	(2.76)	—	—	—	7.03	(28.34)	12,503	1.15	1.12	1.36	(0.28)	(0.52)	41

GS8 Class
2006	$10.95	$(0.08)	$0.04	$—	$—	$—	$10.91	(0.37)%	$5,776	1.71%	1.70%	1.84%	(0.82)%	(0.96)%	48%
2005	10.16	(0.09)	0.88	—	—	—	10.95	7.78	5,708	1.69	1.68	1.88	(0.92)	(1.12)	49
2004 (3)	9.59	— †	0.57	—	—	—	10.16	5.94	5,299	1.69	1.67	1.97	0.30	—	56
Small Cap Equity Fund
GS2 Class
2006	$11.40	$(0.01)#	$1.32	$—	$(1.38)	$—	$11.33	11.40%	$66,695	1.06%	1.05%	1.06%	(0.05)%	(0.06)%	86%
2005	12.51	(0.01)#	0.84	—	(1.94)	—	11.40	6.48	62,009	1.10	1.09	1.07	(0.06)	(0.04)	97
2004	11.52	(0.01)	1.74	—	(0.74)	—	12.51	15.04	28,639	1.18	1.15	1.20	(0.10)	(0.15)	148
2003	7.88	(0.03)	3.67	—	—	—	11.52	46.19	25,415	1.18	1.12	1.27	(0.26)	(0.41)	131
2002	10.12	(0.01)	(2.23)	—	—	—	7.88	(22.13)	4,869	1.18	1.11	1.60	(0.12)	(0.61)	160

GS4 Class
2006	$15.61	$(0.03)#	$1.80	$—	$(1.38)	$—	$16.00	11.27%	$486,358	1.21%	1.20%	1.25%	(0.20)%	(0.25)%	86%
2005	16.48	(0.03)#	1.10	—	(1.94)	—	15.61	6.37	463,367	1.22	1.21	1.27	(0.19)	(0.26)	97
2004	14.99	(0.02)	2.25	—	(0.74)	—	16.48	14.89	432,763	1.25	1.22	1.37	(0.16)	(0.31)	148
2003	10.25	(0.04)	4.78	—	—	—	14.99	46.24	357,703	1.25	1.19	1.43	(0.34)	(0.58)	131
2002	13.18	(0.02)	(2.91)	—	—	—	10.25	(22.23)	232,992	1.25	1.19	1.51	(0.19)	(0.51)	160

GS6 Class
2006	$11.16	$(0.07)#	$1.29	$—	$(1.38)	$—	$11.00	10.84%	$17,483	1.58%	1.57%	1.57%	(0.57)%	(0.57)%	86%
2005	12.34	(0.06)#	0.82	—	(1.94)	—	11.16	6.00	15,577	1.57	1.56	1.59	(0.53)	(0.56)	97
2004	11.41	(0.08)	1.75	—	(0.74)	—	12.34	14.66	17,875	1.50	1.47	1.69	(0.43)	(0.65)	148
2003	7.83	(0.04)	3.62	—	—	—	11.41	45.72	22,520	1.50	1.44	1.70	(0.59)	(0.85)	131
2002	10.09	(0.04)	(2.22)	—	—	—	7.83	(22.40)	12,878	1.50	1.43	1.82	(0.44)	(0.83)	160

GS8 Class
2006	$11.11	$(0.10)#	$1.27	$—	$(1.38)	$—	$10.90	10.44%	$6,390	1.91%	1.90%	1.99%	(0.90)%	(0.99)%	86%
2005	12.34	(0.11)#	0.82	—	(1.94)	—	11.11	5.61	5,694	1.92	1.91	2.07	(0.88)	(1.04)	97
2004 (3)	12.14	(0.01)	0.95	—	(0.74)	—	12.34	7.77	5,386	1.95	1.91	2.19	(0.68)	(0.96)	148

Prospectus	145

For a Share Outstanding Throughout the Year Ending December 31, unless otherwise indicated

												Ratios to Average Net Assets (1)
	Net Asset Value, Beginning of Year	Net Investment Income/(Loss)		Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Return of Capital		Net Asset Value, End of Year	Total Return (2)	Net Assets, End of Year (000)	Expenses, Net	Expenses, Including Expense Reduction	Expenses, Before Waivers and Expense Reduction	Investment Income/ (Loss), Net	Investment Income/ (Loss), Excluding Waivers and Expense Reduction	Portfolio Turnover Rate (2)
International Equity Fund
GS2 Class
2006	$14.71	$0.25		$3.23	$(0.35)	$(2.04)	$—		$15.80	23.78%	$199,989	0.97%	0.96%	1.10%	1.60%	1.46%	26%
2005	12.93	0.29		1.99	(0.30)	(0.20)	—		14.71	17.66	176,819	0.97	0.95	1.12	1.59	1.43	30
2004	11.06	0.16		1.93	(0.22)	—	—		12.93	18.93	87,300	0.97	0.95	1.13	1.32	1.14	33
2003	8.26	0.08	#	2.90	(0.18)	—	—		11.06	36.06	50,390	0.97	0.95	1.14	0.86	0.67	33
2002	9.50	0.11		(1.22)	(0.13)	—	—	†	8.26	(11.72)	5,416	0.96	0.93	1.43	1.29	0.79	30

GS4 Class
2006	$17.37	$0.26		$3.82	$(0.32)	$(2.04)	$—		$19.09	23.58%	$1,254,839	1.15%	1.14%	1.29%	1.43%	1.28%	26%
2005	15.20	0.23		2.41	(0.27)	(0.20)	—		17.37	17.39	1,120,234	1.15	1.13	1.31	1.42	1.24	30
2004	12.96	0.17		2.26	(0.19)	—	—		15.20	18.80	1,072,556	1.15	1.13	1.31	1.22	1.04	33
2003	9.66	0.15	#	3.31	(0.16)	—	—		12.96	35.81	920,664	1.15	1.13	1.31	1.39	1.21	33
2002	11.09	0.11		(1.43)	(0.11)	—	—	†	9.66	(11.94)	698,704	1.15	1.12	1.35	1.00	0.77	30

GS6 Class
2006	$14.56	$0.18		$3.17	$(0.28)	$(2.04)	$—		$15.59	23.14%	$23,877	1.47%	1.46%	1.60%	1.10%	0.96%	26%
2005	12.80	0.13		2.06	(0.23)	(0.20)	—		14.56	17.15	19,123	1.45	1.43	1.64	1.11	0.91	30
2004	10.95	0.12		1.90	(0.17)	—	—		12.80	18.52	19,551	1.35	1.33	1.58	1.06	0.81	33
2003	8.19	0.10	#	2.80	(0.14)	—	—		10.95	35.47	20,434	1.36	1.34	1.50	1.14	0.98	33
2002	9.43	0.06		(1.21)	(0.09)	—	—	†	8.19	(12.18)	14,078	1.37	1.34	1.64	0.88	0.58	30

GS8 Class
2006	$14.54	$0.14		$3.16	$(0.24)	$(2.04)	$—		$15.56	22.78%	$7,811	1.80%	1.79%	2.00%	0.76%	0.55%	26%
2005	12.80	0.11		2.02	(0.19)	(0.20)	—		14.54	16.67	6,243	1.80	1.78	2.11	0.76	0.43	30
2004 (3)	12.05	—	†	0.84	(0.09)	—	—		12.80	6.93	5,346	1.80	1.78	2.16	(0.37)	(0.75)	33

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
(1)	Annualized.
(2)	Not annualized.
(3)	Inception date was November 8, 2004.

146	GuideStone Funds

Glossary

30-Day SEC Yield — A standardized measure of yield for a mutual fund. The calculation is based on a 30-day period ending on the last of the previous month. It is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period.

Active Management — A style of investment management where the portfolio manager actively makes investment decisions and initiates buying and selling of securities in an effort to maximize return. It is the opposite of Passive Management, where the portfolio manager oversees a static portfolio structured to match the performance of a selected part of the market, or index.

American Depository Receipt (ADR) — Receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. ADRs are denominated in U.S. dollars and are publicly traded on exchanges or over-the-counter markets in the U.S.

Amortized Cost — This method involves valuing securities at their cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. The accounting method is used for the Money Market Fund.

Annualize — To convert to an annual basis. The expression of a rate of return over periods other than one year converted to annual terms. For example, a cumulative return of 21% over two years would convert into an annualized return of 10% per annum, even though each annual return may have looked nothing like 10%. For example, if an investment earned -2% in year one and 23.5% in year two, the compound annual return would be 10%.

Asset-Backed Securities — Securities backed by mortgages, installment contracts, credit card receivables or other financial assets. These securities represent interest in “pools” of assets in which payments of both interest and principal on the securities are made periodically.

Average Maturity — The average length of time on which the principal of a bond in a bond fund must be repaid.

Basis Point — One basis point is .01%, or 1/100 of a percentage point. Thus 100 basis points equal 1% percent.

Benchmark — Any basis of measurement, such as an index, that is used by an investment manager as a yardstick to assess the risk and performance of a portfolio. For example, the S&P 500® Index is a commonly used benchmark for U.S. large cap equity portfolios.

Commercial Paper — The security is a short-term, unsecured promissory note issued in the public market as an obligation of the issuing entity. The maturity of commercial paper is typically less than 270 days.

Credit Quality — A measure that reflects the rating assigned by Standard & Poor’s® or Moody’s to fixed income securities. It rates the issuing entity’s capacity to meet the repayment terms of the security. Bonds issued and backed by the federal government are of the highest quality and are considered superior to bonds rated AAA, which is the highest possible rating a corporate bond can receive. Investment quality ratings include AAA, AA, A, and BBB. Bonds rated BB or lower are considered high yield or “junk” bonds.

Capital Gain/Loss — A realized gain or loss calculated at the time of sale or maturity of any capital asset. Refers to the profit or loss attributable to the difference between the purchase and sale price.

Concentration Risk — Risk associated with a relatively high exposure to a certain security position, sector, industry and/or country.

Correlation — The statistical measure which indicates the tendency of two variables moving together.

Prospectus	147

Credit Ratings — See Credit Quality.

Credit Risk — A risk that an issuer may default on its securities causing a loss to the debt holder.

Currency Exchange Rate — A quotation used to indicate the value of a foreign currency relative to one unit of local currency.

Currency Risk — Foreign investments bear the risk of the local market and the foreign exchange rate. Risk associated with exposure to a certain currency that declines in value. Changes in currency exchange rates relative to the U.S. dollar may negatively affect the value of foreign investments.

Current Income — Money that is received on an ongoing basis from investments in the form of dividends, interest, rents or other income sources.

Default Risk — Risk that an issuer will be unable to timely meet interest and principal payments.

Developed Markets — Financial markets in countries with developed economies. Examples include, but are not limited to, the U.S., United Kingdom, Germany, France and Japan.

Distribution (12b-1) fees — Fees assessed to shareholders for marketing and distribution expenses for a fund.

Dividend — Earnings distributed to shareholders. Mutual fund dividends are paid out of income from a fund’s investments.

Dividend Yield — Yield is determined by dividing the amount of annual dividends per share by the current market price per share of stock.

Downgraded — The act of lowering the credit rating of a fixed income instrument.

Emerging Markets — Financial markets in countries with developing economies, where industrialization has commenced and the economy has linkages with the global economy. Generally, emerging markets are located in Latin America, Eastern Europe, Russia and Asia (excluding Japan). Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.

Equity — Represents ownership interest possessed by shareholders in a corporation. Synonymous with stock.

Exchange-Traded Funds (“ETFs”) — ETFs are open-end investment companies whose shares are listed for trading on a national securities exchange or the NASDAQ National Market System.

Expense ratio — Expressed as a percentage, provides the investor the total cost for fund operating expenses and management fees.

Federal Deposit Insurance Corporation (FDIC) — Federal agency established in 1933 that guarantees (within limits) funds on deposit in member banks and thrift institutions and performs other functions to facilitate mergers or prevent failures.

Fixed Income Securities — A security that pays a fixed rate of return. Usually refers to government, corporate or municipal bonds, which pay a fixed rate of interest until the bonds mature, and to preferred stock, paying a fixed dividend.

Foreign Issuers — Securities of foreign issuers may be negatively affected by political events, economic conditions, or inefficient, illiquid or unregulated foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards.

Forward Contracts — A privately negotiated contract permitting the holder to purchase or sell a specified amount of a financial instrument or foreign currency on a predetermined future date at a predetermined price.

148	GuideStone Funds

Futures Contracts — A standardized agreement to buy or sell a specified amount of a financial instrument or good at a particular price on a stipulated future date. The price is established on an organized exchange and the potential gain/loss is realized each day (marking to market).

Global Depository Receipt (GDR) — Receipt for shares in a foreign based corporation traded in capital markets around the world. While ADRs permit foreign corporation to offer shares to American citizens, GDRs allow companies in Europe, Asia, the U.S. and Latin America to offer shares in many markets around the world.

Hedging — The practice of undertaking one investment activity in order to protect against losses in another.

High Yield Bonds (“Junk Bonds”) — A bond that has a credit rating of BB or lower and that pays a higher yield to compensate for the greater credit risk.

Illiquid Securities — A security that cannot be disposed of promptly (i.e., within seven days) and in the ordinary course of business at approximately the amount at which the Fund has valued the instrument.

Interest — Cost of using money, expressed as a rate per period of time, usually one year, in which case it is called an annual rate of interest.

Interest Rate Risk — Risk that changes in interest rates will adversely affect the value of an investor’s securities portfolio. When interest rates rise, the market value of fixed-income contracts (such as bonds) declines. Similarly, when interest rates decline, the market value of fixed-income contracts increases.

International Equity Securities — Investments in non-U.S. stocks or equity securities.

Investment Grade Bond — See Credit Quality.

Maturity — The date at which a debt instrument is due and payable.

Money Market Instruments — Such instruments include high quality, short-term debt instruments. Among other quality requirements, a money market instrument must mature in 397 days or less.

Nationally Recognized Statistical Rating Organization (“NRSRO”) — NRSRO means any nationally recognized statistical rating organization, as designated by the SEC that does not directly or indirectly control, and is not controlled by or under common control with, the issuer of, or any insurer, guarantor or provider of credit support for, the security. As of March 7, 2003, the SEC has designated four rating agencies as NRSROs: (1) Dominion Bond Rating Service Ltd.; (2) Fitch, Inc.; (3) Moody’s Investors Service; and (4) Standard & Poor’s® Division of the McGraw Hill Companies Inc.

Net Asset Value — The market value of a fund share. For the Funds, this value is net of all expenses. The NAV is calculated after the close of the exchanges and markets each day by taking the closing market value of all securities owned plus all other assets such as cash, subtracting liabilities, then dividing the result (total net assets) by the total number of shares outstanding.

Options — An instrument that provides for an investor to initiate a purchase and/or sell transaction. An owner of a call (put) option has the right to purchase (sell) the underlying security at a specified price, and this right lasts until a specified date.

Passive Management — A style of investment management that seeks to attain performance equal to the market or a particular index. In pure index funds, no judgments are made about future market movements, although more sophisticated managers usually offer tilted portfolios.

Prospectus	149

Prepayment Risk — Prepayment is the activity of repaying principal prior to its stated maturity date. Prepayments of certain fixed income securities, such as mortgage-backed securities, are subject to prepayment risk. Prepayments generally increase when interest rates fall, resulting in a risk that principal is re-invested at lower interest rates.

Political Risk — Risk associated with uncertain political environments when investing in foreign securities. Political risks tend to be greater in emerging markets relative to developed markets.

Price to earnings (P/E) ratio — A stock’s market price divided by its current or estimated future earnings per share. A fundamental measure of the attractiveness of a particular security versus all other securities as determined by the investing public. The higher the P/E, the more investors are paying, and therefore the more earnings growth they are expecting. The lower the ratio relative to the average of the stock market, the lower the (market’s) profit growth expectations.

Price to book (P/B) ratio — The weighted average of the price/book ratios of all the stocks in a fund’s portfolio. Generally, a high P/B ratio indicates the price of the stock exceeds the actual worth of the company’s assets, while a low P/B ratio indicates the stock is relatively cheap.

Principal — Face amount of a debt instrument on which interest is either owed or earned.

Real Estate Investment Trust (“REIT”) — A REIT is a pooled investment vehicle that invests primarily in income-producing real estate or real estate loans or interests. REITs are not taxed on income distributed to shareholders, provided they comply with the requirements of the Internal Revenue Code.

REITs are generally classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property, derive their income primarily from rents and can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs.

Record Date — Date on which a shareholder must officially own shares in order to be entitled to a dividend.

Rule 2a-7 — Rule under the Investment Company Act of 1940 which allows for the use of the amortized cost method of accounting as long as the portfolio adheres to certain parameters related to credit quality, security type and maturity. The Money Market Fund adheres to the requirements of Rule 2a-7.

Securities and Exchange Commission (SEC) — An organization created by an act of Congress, entitled the “Securities Exchange Act of 1934.” The SEC is an independent bipartisan, quasi-judicial agency of the United States Government. The laws administered by the Commission relate in general to the field of securities and finance and seek to provide protection for investors and the public in their securities transactions.

Securities Lending — A program of lending eligible securities from the portfolios to approved borrowers in return for a fee.

Select Funds — Funds that directly invest in different types of fixed income obligations, stocks or other investments to meet their respective investment objectives. Nine (5 equity, 3 fixed income and one money market) separate Select Funds are offered through GuideStone Funds. The majority of the Select Funds use a multi-manager approach by combining different investment management firms (sub-advisers) within a single Select Fund.

Standard deviation — A statistical measurement of distribution around an average, which depicts how widely returns varied over a certain period of time. Investors use the standard deviation of historical performance to try to predict the most likely range of returns. When a fund has a high standard deviation, the predicted range of performance is wide, implying greater volatility.

150	GuideStone Funds

Swap Agreements — An agreement between two or more parties to exchange sets of cash flows over a period in the future. Two basic types of swaps are interest rate swaps and currency swaps.

Total Return — Return on an investment including both appreciation/(depreciation) and interest or dividends.

Transfer Agent — The agent that processes and records purchases and sales of Fund shares for all classes. PFPC Inc. serves as the transfer agent for the Funds.

Turnover — Statistical ratio measuring the amount of transactions within a portfolio over a given time period.

Weighted average market cap — The weighted average is computed by weighing each company’s market capitalization by the market value of the securities in the fund. Market capitalization is found by multiplying the number of outstanding shares of stock for a company by the current market price of those shares.

Weighted average maturity — The weighted average is computed by weighing each securities maturity date by the market value of the security in the fund.

Yield Curve — A visual representation of the term structure of interest rates by plotting the yields of all bonds of the same quality within maturities ranging from the shortest to the longest available. It shows the relationship between bond yields and maturity lengths. A normal or positive yield curve signifies higher interest rates for long-term investment, while a negative or downward curve indicates higher short-term rates.

Yield Spreads — A difference in yield between various issues of securities.

Yield to maturity — The yield provided by a bond that is held to its maturity date, taking into account both interest payments and capital gains or losses.

Prospectus	151

You can learn more about the Funds, by requesting the following free documents:

Statement of Additional Information (“SAI”): Provides additional information about the Funds’ policies, investment restrictions, risks, and business structure. The SAI is legally considered a part of this prospectus.

Annual/Semi-Annual Reports to Shareholders: Contains performance data and information on portfolio holdings for the last completed fiscal year or half year. The Annual Report also contains the auditor’s report and a discussion by management of the market conditions and investment strategies that significantly affected the Funds’ performance.

If you have questions or need information about your Plan account, contact your employer, your plan administrator or GuideStone Financial Resources at 1-888-98-GUIDE (1-888-984-8433) (7 a.m. to 6 p.m. central time) Monday through Friday.

To request these free documents or for other information, you may call us at 1-888-98-GUIDE (1-888-984-8433) (7 a.m. to 6 p.m. central time) Monday through Friday or contact us in writing at:

GuideStone Funds

2401 Cedar Springs Road

Dallas, TX 75201-1498

Visit our Web site at www.GuideStoneFunds.org to access the Prospectus, SAI and Annual/Semi-Annual Reports to Shareholders.

You may also get free copies by:

•	Accessing them on the EDGAR Database on the SEC’s Internet site —

http://www.sec.gov.

•	Reviewing and copying them at the SEC’s Public Reference Room in Washington D.C. (phone: 1-202-942-8090).

•

Requesting copies (you will be charged a duplicating fee) from the Public Reference Section of the SEC, Washington, D.C. 20549–0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.

2401 Cedar Springs Road, Dallas, TX 75201-1498 1-888-98-GUIDE • www.GuideStone.org	Funds distributed by PFPC Distributors, Inc. 760 Moore Road, King of Prussia, PA 19406

11359	5/07 2318

Statement of Additional Information (SAI)

May 1, 2007

DATE TARGET FUNDS:

BLENDED FUNDS:

SELECT FUNDS:

GuideStone® Funds

The Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Fund's current Prospectus for the GS2 Class, GS4 Class, GS6 Class and GS8 Class shares dated May 1, 2007, as amended from time to time. The financial statements contained in the Fund's Annual Report for the fiscal year ended December 31, 2006 are incorporated by reference into this SAI. You can obtain a free copy of the current Prospectus, Annual Report and Semi-Annual Report on our Web site at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (1-888-984-8433).

Well Done…good and faithful servant. MATTHEW 25:21

2	GuideStone Funds

Statement of Additional Information	3

History of the Funds

GuideStone Funds (the “Trust”) formerly, AB Funds Trust, is an open-end management investment company organized as a Delaware statutory trust on March 2, 2000. On September 13, 2005, AB Funds Trust changed its name to GuideStone Funds. The Trust has established twenty four series (each, a “Fund” and together, the “Funds”), which are described in this SAI. Each Fund is a separate mutual fund with its own investment objective, strategies and risks.

The MyDestination 2005 Fund, MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund and MyDestination 2045 Fund are each referred to as a “Date Target Fund” and are together the “Date Target Funds.” The Flexible Income Fund, Growth & Income Fund, Capital Opportunities Fund, Global Equity Fund, Flexible Income Fund I, Growth & Income Fund I, Capital Opportunities Fund I and Global Equity Fund I are each referred to as a “Blended Fund” and are together referred to as the “Blended Funds.” The remaining Funds are each referred to as a “Select Fund” and are together referred to as the “Select Funds.” The Low-Duration Bond Fund, Medium-Duration Bond Fund, Extended-Duration Bond Fund and Global Bond Fund are together referred to as the “Bond Funds.” The Equity Index Fund, Real Estate Securities Fund, Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund and International Equity Fund are together referred to as the “Equity Funds.” The Money Market Fund is referred to as the “Money Market Fund.”

Each Date Target Fund and each Blended Fund is a “fund-of-funds,” which means that it generally does not buy securities directly, but rather, allocates its assets among a different mix of mutual funds, primarily but not limited to the Select Funds, to meet a specified investment objective. The Select Funds, in turn, invest directly in different types of fixed income obligations, stocks, or other investments to meet their investment objectives.

Currently, there are four classes of shares issued by the Trust, the GS2 Class, GS4 Class, GS6 Class and GS8 Class (each, a “Class” and together, the “Classes”). The Trust’s Board of Trustees (“Board” or “Board of Trustees”) may issue additional classes of shares or series at any time without prior approval of the shareholders.

Description of Investments and Risks

You should understand that all investments involve risk and that there can be no guarantee against loss resulting from an investment in the Funds. Unless otherwise indicated, all percentage limitations governing the investments of the Funds apply only at the time of a transaction.

The following should be read in conjunction with sections of the Funds’ Prospectus entitled “Investment Objective,” “Principal Investment Strategies” and “Principal Risks” for each Fund. Unless otherwise defined in this SAI, the terms used herein have the respective meanings assigned to them in the Prospectus.

GuideStone Capital Management, formerly, SBC Financial Services, Inc., serves as the Investment Adviser to the Funds. It is an affiliate of GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”). The Investment Adviser allocates each Date Target Fund’s and each Blended Fund’s investments among a mix of mutual funds, primarily but not limited to the Select Funds. Rather than making the day-to-day investment decisions for the Select Funds, it acts as a manager of managers and retains various Sub-Advisers to do so. The Sub-Advisers employ portfolio managers to make the day-to-day investment decisions regarding portfolio holdings of the Select Funds. The Sub-Advisers may not invest in all the instruments or use all the investment techniques permitted by the Funds’ Prospectus and SAI or invest in such instruments or engage in such techniques to the full extent permitted by the Funds’ investment policies and restrictions.

The Funds do not invest in any company that is publicly recognized, as determined by GuideStone Financial Resources, as being in the liquor, tobacco, gambling, pornography or abortion industries or any company whose

4	GuideStone Funds

products, services or activities are publicly recognized as being incompatible with the moral and ethical posture of GuideStone Financial Resources. The Funds may not be able to take advantage of certain investment opportunities due to these restrictions. This policy may not be changed without shareholder approval.

The Funds are series of a diversified, open-end, management investment company as defined in the Investment Company Act of 1940 as amended (the “1940 Act”). The Date Target Funds and the Blended Funds invest primarily in the shares of the Select Funds and, unless indicated otherwise, the description of investments and risks in this SAI applies to the Date Target Funds and the Blended Funds through their investments in the Select Funds. Each Date Target Fund and each Blended Fund may from time to time invest and reinvest up to 10% of its assets directly in U.S. Treasury obligations, exchange-listed equity futures contracts and exchange-listed U.S. Treasury futures contracts to gain exposure to the U.S. equity and fixed income markets on cash balances. The Date Target Funds and the Blended Funds may also sell exchange-listed equity futures contracts, U.S. Treasury Securities, and exchange-listed U.S. Treasury futures contracts short to reduce exposure. The foregoing percentage limitations on long positions shall not apply to any short activity. Any such investment will be made for cash management purposes and will seek to provide market exposure approximating the strategic asset allocation of the applicable Date Target Fund and Blended Fund.

Asset-Backed and Mortgage-Backed Securities.  To the extent described in the Prospectus, the Bond Funds and Money Market Fund may purchase asset-backed securities, which are securities backed by mortgages, installment contracts, credit card receivables or other financial assets. Asset-backed securities represent interests in “pools” of assets in which payments of both interest and principal on the securities are made periodically, thus in effect “passing through” such payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as a result of mortgage prepayments. For this and other reasons, an asset-backed security’s stated maturity may be shortened, and the security’s total return may be difficult to predict precisely.

If an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected prepayments will decrease yield to maturity.

Prepayments on asset-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments.

Asset-backed securities acquired by the Bond Funds and Money Market Fund may include collateralized mortgage obligations (“CMOs”) issued by private companies. CMOs provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of such obligations ordinarily elect to be taxed as pass-through entities known as real estate mortgage investment conduits. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various classes may be structured in a variety of ways.

There are a number of important differences among the agencies, instrumentalities and government-sponsored enterprises of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association (“GNMA”) include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”), which are guaranteed as to the timely payment of principal and interest by GNMA and backed by the full faith and credit of the United States. GNMA is a wholly owned U.S. government corporation within the Department of Housing and Urban

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Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”), which are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. Fannie Mae is a government-sponsored enterprise owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by Fannie Mae. Mortgage-related securities issued by the Freddie Mac include Freddie Mac Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks.

Freddie Macs are not guaranteed and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Some, but not all, mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported in various forms of insurance or guarantees issued by governmental entities. Commercial mortgage backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. government.

Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

Bankers’ Acceptances, Certificates of Deposit, Time Deposits and Bank Notes.  The Select Funds may invest in such obligations issued by U.S. or foreign issuers; provided, however, that the Money Market Fund will invest in instruments denominated exclusively in U.S. dollars. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party. Bank notes and bankers’ acceptances rank junior to deposit liabilities of the bank and equal to other senior, unsecured obligations of the bank. Bank notes are classified as “other borrowings” on a bank’s balance sheet, while deposit notes and certificates of deposit are classified as

6	GuideStone Funds

deposits. Bank notes are not insured by the Federal Deposit Insurance Corporation (the “FDIC”) or any other insurer. Deposit notes are insured by the FDIC only to the extent of $100,000 per depositor per bank.

The Select Funds may invest in the obligations of foreign banks and foreign branches of domestic banks. (The Money Market Fund may invest in such obligations only if they are denominated exclusively in U.S. dollars.) Such obligations include Eurodollar certificates of deposit, which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar time deposits, which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian time deposits, which are essentially the same as Eurodollar time deposits except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee certificates of deposit, which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee bankers’ acceptances, which are U.S. dollar-denominated bankers’ acceptances issued by a U.S. branch of a foreign bank and held in the United States.

Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of U.S. banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted that might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks.

Investments in Eurodollar and Yankeedollar obligations involve additional risks. Most notably, there generally is less publicly available information about foreign companies; there may be less governmental regulation and supervision; they may use different accounting and financial standards; and the adoption of foreign governmental restrictions may adversely affect the payment of principal and interest on foreign investments. In addition, not all foreign branches of U.S. banks are supervised or examined by regulatory authorities as are U.S. banks, and such branches may not be subject to reserve requirements.

Bond Funds.  Although the Bond Funds invest mainly in fixed income securities, they may invest in U.S. common stock, including American Depository Receipts, for the purpose of creating synthetic convertible bonds.

Commercial Paper.  The Select Funds may invest in commercial paper which includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by bank holding companies, corporations and financial institutions, and similar taxable instruments issued by government agencies and instrumentalities. A Select Fund will only invest in commercial paper to the extent consistent with its investment policies, including its policies regarding credit quality and ratings.

Convertible Securities.  The Equity Funds and Bond Funds may invest in convertible securities. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation’s capital structure and therefore generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

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The value of convertible securities is a function of their investment value (determined by yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and their conversion value (their worth, at market value, if converted into the underlying common stock). The investment value of convertible securities is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and by the credit standing of the issuer and other factors. The conversion value of convertible securities is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible securities is governed principally by their investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible securities will be increasingly influenced by their conversion value. In addition, convertible securities generally sell at a premium over their conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding fixed income securities.

Capital appreciation for a Fund may result from an improvement in the credit standing of an issuer whose securities are held in the Fund or from a general lowering of interest rates, or a combination of both. Conversely, a reduction in the credit standing of an issuer whose securities are held by a Fund or a general increase in interest rates may be expected to result in capital depreciation to the Fund.

In general, investments in lower quality convertible securities are subject to a significant risk of a change in the credit rating or financial condition of the issuing entity. Investments in convertible securities of medium or lower quality are also likely to be subject to greater market fluctuation and to greater risk of loss of income and principal due to default than investments of higher quality fixed-income securities. Such lower quality securities generally tend to reflect short-term corporate and market developments to a greater extent than higher quality securities, which react more to fluctuations in the general level of interest rates. A Fund will generally reduce risk to the investor by diversification, credit analysis and attention to current developments in trends of both the economy and financial markets. However, while diversification reduces the effect on a Fund of any single investment, it does not reduce the overall risk of investing in lower quality securities.

Depository Arrangements.  Each Equity Fund may invest in American Depository Receipts (“ADRs”) and regular shares of foreign companies traded and settled on U.S. exchanges and over-the-counter markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. ADRs are denominated in U.S. dollars. They are publicly traded on exchanges or over-the-counter in the United States.

The Funds may invest in both sponsored and unsponsored ADR programs. There are certain risks associated with investments in unsponsored ADR programs. Because the non-U.S. securities issuer does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depository and the shareholder. The company issuing the stock underlying the ADR pays nothing to establish the unsponsored facility because fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment.

In an unsponsored ADR program, there also may be several depositories with no defined legal obligations to the non-U.S. company. The duplicate depositories may lead to marketplace confusion because there would be no central source of information for buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports.

Investments in ADRs involve certain risks not typically involved in purely domestic investments. These risks are set forth under “Foreign Securities” in this SAI.

The International Equity Fund may also invest in European Depository Receipts (“EDRs”), International Depository Receipts (“IDRs”) and Global Depository Receipts (“GDRs”). These are receipts issued by a non-U.S. financial institution evidencing ownership of underlying foreign or U.S. securities and are usually denominated in foreign currencies. They may not be denominated in the same currency as the securities they

8	GuideStone Funds

represent. Generally, EDRs, GDRs and IDRs are designed for use in the foreign securities markets. Investments in EDRs, GDRs and IDRs involve certain risks not typically involved in purely domestic investments, including currency exchange risk. These risks are set forth under “Foreign Securities” in this SAI.

Dollar Rolls.  The Funds may enter into dollar roll transactions, pursuant to which they sell a mortgage-backed TBA (to be announced) or security and simultaneously purchase a similar, but not identical, TBA with the same issuer, rate and terms. The Funds may execute a “roll” to obtain better underlying mortgage securities or to increase yield. The Funds account for dollar roll transactions as purchases and sales, which has the effect of increasing their portfolio turnover rates. Risks associated with dollar rolls are that actual mortgages received by the Funds may be less favorable than those anticipated or that counterparties may fail to perform under the terms of the contracts. For additional information see the section entitled “Mortgage Dollar Rolls” in this SAI.

Foreign Currency

Foreign Currency — Generally.  The Equity Funds may invest in securities denominated in foreign currencies. In addition, the Bond Funds and the International Equity Fund may invest in foreign debt, including the securities of foreign governments and foreign corporations, denominated in foreign currencies. The performance of investments in securities and obligations denominated in a foreign currency will be impacted by the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Currency exchange rates may fluctuate based on factors extrinsic to that country’s economy. Absent other events that could otherwise affect the value of a foreign security or obligation (such as a change in the political climate or an issuer’s credit quality), appreciation in the value of the foreign currency generally can be expected to increase the value of a foreign currency-denominated security or obligation in terms of U.S. dollars. A decline in the value of the foreign currency relative to the U.S. dollar generally can be expected to depress the value of a foreign-currency-denominated security or obligation.

Although the Equity Funds and the Bond Funds may invest in securities and obligations denominated in foreign currencies as discussed herein, their portfolio securities and other assets are valued in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time causing, together with other factors, a Fund’s net asset value to fluctuate as well. Currency exchange rates can be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments, or central banks. They can also be affected by currency controls, or by political developments in the U.S. or abroad. To the extent a Fund’s total assets, adjusted to reflect its net position after giving effect to currency transactions, are denominated in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries. In addition, through the use of forward currency exchange contracts and other currency instruments as described below, the respective net currency positions of the Funds may expose them to risks independent of their securities positions. Although the net long and short foreign currency exposure of the Equity Funds and Bond Funds will not exceed their total asset value, to the extent a Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater risk than it would have if it did not maintain the currency positions. The Funds are also subject to the possible imposition of exchange control regulations or freezes on the convertibility of currency.

Foreign Currency — Forward Currency Exchange Contracts.  The Equity Funds and the Bond Funds may enter into forward currency exchange contracts in order to hedge to the U.S. dollar and to hedge one foreign currency against changes in exchange rates for a different foreign currency. Each of these Funds also may use forward currency exchange contracts for non-hedging purposes, even if it does not own securities denominated in that currency. Forward currency exchange contracts represent an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. This allows a Fund to establish a rate of exchange for a future point in time.

When one of these Funds owns securities denominated in a foreign currency that the Sub-Adviser anticipates may decline substantially relative to the U.S. dollar or other leading currencies, the Fund may attempt to

Statement of Additional Information	9

reduce this currency risk by entering into a forward currency exchange contract to sell, for a fixed amount, an amount of the foreign currency approximating the value of some or all of the Fund’s securities denominated in that foreign currency. When a Fund creates a short position in a foreign currency, it may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. A Fund’s net long and short foreign currency exposure will not exceed its total asset value.

In addition, when entering into a contract for the purchase or sale of a security, one of these Funds may enter into a forward currency exchange contract for the amount of the purchase or sale price. This protects the Fund against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

Portfolio securities hedged by forward currency exchange contracts are still subject to fluctuations in market value. In addition, it will not generally be possible to match precisely the amount covered by a forward currency exchange contract. Additionally, the value of the securities involved will fluctuate based on market movements after the contract is entered into. Such imperfect correlation may cause a Fund to sustain losses that will prevent it from achieving a complete hedge or expose it to risk of foreign exchange loss. While forward currency exchange contracts may protect a Fund from losses resulting from movements in exchange rates adverse to the Fund’s position, they may also limit potential gains that result from beneficial changes in the value of such currency. A Fund will also incur costs in connection with forward currency exchange contracts and conversions of foreign currencies and U.S. dollars.

Foreign Currency — Currency Futures Contracts and Options Thereon.  The Equity Funds and the Bond Funds may also engage in futures contracts on foreign currencies and related options transactions, for the same purposes that they are permitted to use forward currency exchange contracts. A currency futures contract is a standardized contract for the future delivery of a specified amount of currency at a future date at a price set at the time of the contract. These Funds may enter into currency futures contracts traded on regulated commodity exchanges, including non-U.S. exchanges. These Funds may either accept or make delivery of the currency specified at the maturity of a forward or futures contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to currency futures contracts are usually effected with the currency trader who is a party to the original futures contract. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Buyers and sellers of currency futures and options thereon are subject to the same risks that apply to the use of futures generally. See “Futures and Options” below.

Foreign Currency — Currency Options.  The Equity Funds and the Bond Funds may also write covered put and covered call options and purchase put and call options on foreign currencies, for the same purposes that they are permitted to use forward currency exchange contracts. These Funds will write or purchase currency options that are traded on U.S. or foreign exchanges or over-the-counter.

A call option written by a Fund obligates it to sell specified currency to the holder of the option at a specified price at any time before the expiration date. A put option written by a Fund obligates it to purchase specified currency from the option holder at a specified time before the expiration date. The writing of currency options involves the risk that a Fund may be required to sell the specified currency (subject to a call) at a price that is less than the currency’s market value or to purchase the specified currency (subject to a put) at a price that exceeds the currency’s market value. The use of currency options is subject to the same risks that apply to options generally. See “Futures and Options” below.

The purchase of a call option would entitle a Fund to purchase specified currency at a specified price during the option period. A Fund would ordinarily realize a gain if, during the option period, the value of the currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, a Fund would realize either no gain or a loss on the purchase of the call option. A Fund may forfeit the entire amount of the premium plus related transaction costs if exchange rates move in a manner adverse to the Fund’s position.

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One of these Funds may, for example, purchase put options in anticipation of a decline in the dollar value of currency in which securities in its portfolio are denominated. The purchase of a put option would entitle a Fund to sell specific currency at a specified price during the option period. This is meant to offset or hedge against a decline in the dollar value of such portfolio securities due to currency exchange rate fluctuations. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying currency decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise, a Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying currency.

Foreign Currency — TBAs.  The Bond Funds may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Fund’s other assets. Unsettled TBAs are valued at the current market value of the underlying portfolio securities, according to the procedures described in the section entitled “Valuation of Shares” in this SAI.

Foreign Currency — Cover Requirements.  When these Funds engage in forward currency exchange contracts, currency futures contracts and options thereon, and currency put and call options, they will comply with guidelines established by the SEC with respect to coverage of these strategies. See “Futures and Options — Cover Requirements” below.

Foreign Securities and Obligations.  Each Equity Fund may invest in American Depository Receipts and regular shares of foreign companies traded and settled on U.S. and foreign exchanges and over-the-counter markets. The International Equity Fund invests primarily in the securities of foreign issuers. In addition, the Bond Funds and the International Equity Fund may invest a portion of their assets in debt obligations issued by foreign issuers, including obligations not traded and settled on U.S. exchanges and over-the-counter markets. The Money Market Fund may invest in U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, as well as other foreign issuers. These obligations may be issued by supranational entities, including international organizations, designed or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies.

Investment in foreign securities and obligations involves special risks. These include market risk, interest rate risk and the risks of investing in securities of foreign issuers and of companies whose securities are principally traded outside the United States and in investments denominated in foreign currencies. Market risk involves the possibility that stock prices will decline over short or even extended periods. The stock markets tend to be cyclical, with periods of generally rising prices and periods of generally declining prices. These cycles will affect the value of a Fund that invests in foreign stocks. The holdings of a Fund that invests in fixed-income securities will be sensitive to changes in interest rates and the interest rate environment. Generally, the prices of bonds and debt securities fluctuate inversely with interest rate changes.

Foreign investments also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend and interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or the adoption of other governmental restrictions might adversely affect an investment in foreign securities or obligations. Additionally, foreign banks and foreign branches of domestic banks are subject to less stringent reserve requirements and to different accounting, auditing and recordkeeping requirements. For a discussion of risks and instruments related to foreign currency, see “Foreign Currency” above.

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Investment in foreign securities and obligations may involve higher costs than investment in U.S. securities and obligations. Investors should understand that the expense ratios of the International Equity Fund generally can be expected to be higher than those of Funds investing primarily in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of investment research, higher costs of custody of foreign securities, higher commissions paid on comparable transactions in foreign markets, costs arising from delays in settlements of transactions and the imposition of additional taxes by foreign governments. In addition, dividends and interest payable on a Fund’s foreign portfolio securities may be subject to foreign withholding taxes. To the extent those taxes are not offset by credits or deductions allowed to investors under federal income tax law, they may reduce the net return to the shareholders.

The International Equity Fund, the Money Market Fund and the Bond Funds may invest in foreign debt, including the securities of foreign governments and foreign corporations; provided, however, that the Money Market Fund will invest in instruments denominated exclusively in U.S. dollars. Several risks exist concerning such investments, including the risk that foreign issuers may default on their obligations, may not respect the integrity of such debt, may attempt to renegotiate the debt at a lower rate and may not honor investments by U.S. entities or citizens.

To the extent consistent with their investment objectives, these Funds may also invest in obligations of the International Bank for Reconstruction and Development (also known as the World Bank), which are supported by subscribed, but unpaid, commitments of its member countries. There is no assurance that these commitments will be undertaken or complied with in the future.

In addition, the Equity Funds and the Bond Funds may invest their assets in countries with emerging economies or securities markets. These countries are primarily located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristics of more developed countries. Some of these countries may have in the past failed to recognize private property rights and may have at times nationalized or expropriated the assets of private companies. In general, the securities markets of these countries are less liquid, subject to greater price volatility, have smaller market capitalizations and have problems with securities registration and custody. As a result, the risks presented by investments in these countries are heightened. Additionally, settlement procedures in emerging countries are frequently less developed and less reliable than those in the United States and may involve a Fund’s delivery of securities before receipt of payment for their sale. Settlement or registration problems may make it more difficult for a Fund to value its portfolio securities. They also could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested, to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered, or to incur losses due to the Fund’s inability to complete a contractual obligation to deliver securities.

Forward Commitments, When-Issued Securities and Delayed-Delivery Transactions.  To the extent consistent with their respective investment objectives, each Select Fund may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment (sometimes called delayed delivery) basis. These transactions involve a commitment by a Fund to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are normally negotiated directly with the other party.

When a Fund purchases securities on a when-issued basis or purchases or sells securities on a forward commitment basis, the Fund may complete the transaction and actually purchase or sell the securities. However, if deemed advisable as a matter of investment strategy, a Fund may dispose of or negotiate a commitment after entering into it. A Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date.

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When a Fund purchases securities on a when-issued, delayed-delivery or forward commitment basis, it will segregate liquid assets having a value determined daily at least equal to the amount of its purchase commitments until three days prior to the settlement date, or it will otherwise cover its position. In the case of a forward commitment to sell securities, a Fund will segregate with its custodian actual securities or liquid assets that are unencumbered and daily marked-to-market, while the commitment is outstanding. These procedures are designed to ensure that a Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed-delivery transactions.

Futures and Options

Futures and Options — Generally.  The Equity Funds may purchase or sell (1) put and call options on securities, indexes and other financial instruments and (2) futures contracts and options thereon. The Equity Funds may enter into such futures transactions on domestic exchanges and, to the extent such transactions have been approved by the Commodities Futures Trading Commission for sale to customers in the United States, on foreign exchanges. In addition, the Equity Funds may invest and reinvest in long or short positions in any of the instruments contemplated in this section. The Bond Funds may purchase or sell (1) put and call options on fixed income securities and (2) futures contracts and options thereon. In addition, the Bond Funds may invest in long or short positions in any of the instruments contemplated in this section. The Date Target Funds and the Blended Funds may from time to time invest up to 10% of their assets directly in U.S. Treasury securities, exchange-listed equity futures contracts and exchange-listed U.S. Treasury futures contracts in order to gain exposure to the U.S. equity and fixed income markets on cash balances. The Date Target Funds and the Blended Funds may also sell exchange-listed equity futures contracts, U.S. Treasury securities, and exchange-listed U.S. Treasury futures contracts short to reduce exposure. The foregoing percentage limitations on long positions shall not apply to any short activity.

Futures and Options — Futures Contracts Generally.  A futures contract may generally be described as an agreement between two parties to buy and sell a specified quantity of a particular instrument, such as a security, currency or index, during a specified future period at a specified price. When interest rates are rising or securities prices are falling, a Fund can seek, through the sale of futures contracts, to offset a decline in the value of its current portfolio securities. When rates are falling or prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when they affect anticipated purchases.

Although futures contracts by their terms generally call for the actual delivery or acquisition of the underlying instrument or the cash value of the instrument, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take such delivery. The contractual obligation is offset by buying or selling, as the case may be, on a commodities exchange, an identical futures contract calling for delivery in the same period. Such a transaction, which is executed through a member of an exchange, cancels the obligation to make or take delivery of the instrument or the cash value of the instrument underlying the contractual obligations. Such offsetting transactions may result in a profit or loss and a Fund may incur brokerage fees when it purchases or sells futures contracts. While each Fund’s futures contracts will usually be liquidated in this manner, a Fund may instead make or take delivery of the underlying instrument whenever it appears economically advantageous for it to do so.

Futures and Options — Options Generally.  Options may relate to particular securities, foreign and domestic securities indexes, financial instruments, foreign currencies or the yield differential between two securities. Such options may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price before the expiration of the option, regardless of the market price of the security. A premium is paid to the writer by the purchaser in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell and a writer the obligation to buy the security at the stated exercise price before the expiration date of the option, regardless of the market price of the security.

Statement of Additional Information	13

Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A Fund’s obligation to sell an instrument subject to a covered call option written by it, or to purchase an instrument subject to a secured put option written by it, may be terminated before the expiration of the option by the Fund’s execution of a closing purchase transaction. This means that a Fund buys on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a closing purchase plus related transaction costs may be greater than the premium received upon the original option, in which event the Fund will experience a loss. There is no assurance that a liquid secondary market will exist for any particular option. A Fund that has written an option and is unable to effect a closing purchase transaction, will not be able to sell the underlying instrument (in the case of a covered call option) or liquidate the segregated assets (in the case of a secured put option) until the option expires or the optioned instrument is delivered upon exercise. The Fund will be subject to the risk of market decline or appreciation in the instrument during such period.

Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. The amount of this asset or liability will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by a Fund expires unexercised, the Fund will realize a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the liability related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

There are several other risks associated with options. For example, there are significant differences among the securities, currency and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons that include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Futures and Options — Financial Futures Contracts.  Financial futures contracts are simply futures contracts that obligate the holder to buy or sell a financial instrument, such as a U.S. Treasury security, an equity security or foreign currency, during a specified future period at a specified price. A sale of a financial futures contract means the acquisition of an obligation to sell the financial instrument called for by the contract at a specified price on a specified date. A purchase of a financial futures contract means the acquisition of an obligation to buy the financial instrument called for by the contract at a specified price on a specified date.

14	GuideStone Funds

Futures and Options — Bond Index Futures and Options Thereon.  The Bond Funds, the Date Target Funds and the Blended Funds may buy and sell futures contracts based on an index of debt securities and options on such futures contracts to the extent they currently exist and, in the future, may be developed. The Funds reserve the right to conduct futures and options transactions based on an index that may be developed in the future to correlate with price movements in certain categories of debt securities. The Funds’ investment strategy in employing futures contracts based on an index of debt securities may be similar to that used by them in other financial futures transactions. The Funds may also buy and write put and call options on such index futures and enter into closing transactions with respect to such options.

Futures and Options — Interest Rate Futures and Options.  Interest rate futures contracts are a type of financial futures contracts that call for the future delivery of U.S. government securities or index-based futures contracts. The value of these instruments changes in response to changes in the value of the underlying security or index, which depends primarily on prevailing interest rates.

A Fund may, for example, enter into interest rate futures contracts in order to protect its portfolio securities from fluctuations in interest rates without necessarily buying or selling the underlying fixed-income securities. For example, if a Fund owns bonds, and interest rates are expected to increase, it might sell futures contracts on debt securities having characteristics similar to those held in the portfolio. Such a sale would have much the same effect as selling an equivalent value of the bonds owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contract to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have.

Futures and Options — Stock Index Futures Contracts.  A stock index futures contract is a type of financial futures contract that obligates the seller to deliver (and the purchaser to buy) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made. Open futures contracts are valued on a daily basis, and a Fund may be obligated to provide or receive cash reflecting any decline or increase in the contract’s value. No physical delivery of the underlying stocks in the index is made in the future.

For example, an Equity Fund, Date Target Fund or Blended Fund may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of its equity securities that might otherwise result. When a Fund is not fully invested in stocks and it anticipates a significant market advance, it may buy stock index futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of stocks that it intends to buy.

Futures and Options — Options on Indexes and Yield Curve Options.  Options on indexes and yield curve options provide the holder with the right to make or receive a cash settlement upon exercise of the option. With respect to options on indexes, the amount of the settlement will equal the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple. With respect to yield curve options, the amount of the settlement will equal the difference between the yields of designated securities. Yield curve options are traded over-the-counter, and because they have been only recently introduced, established trading markets for these securities have not yet developed.

Futures and Options — Options on Futures Contracts.  The acquisition of put and call options on futures contracts will give a Fund the right but not the obligation, to sell or to purchase, respectively, the underlying futures contract for a specified price at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

Futures and Options — Options on Stock Index Futures.  The Equity Funds, the Date Target Funds and the Blended Funds may buy and sell call and put options on stock index futures. Call and put options on stock

Statement of Additional Information	15

index futures are similar to options on securities except that, rather than the right to buy stock at a specified price, options on stock index futures give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

Futures and Options — Cover Requirements.  The Funds will comply with SEC guidelines for covering future commitments that result from certain investment strategies such as futures contracts and options thereon, put and call options and forward currency exchange contracts. SEC guidelines generally require that when entering into such transactions a Fund either (1) set aside cash or liquid, unencumbered, daily marked-to-market securities in one or more segregated accounts with the custodian in the prescribed amount, or (2) hold securities or other options or futures contracts whose values are expected to offset (“cover”) their obligations thereunder. A Fund cannot sell or close out securities, currencies, or other options or futures contracts used for cover while these strategies are outstanding, unless the Fund replaces them with similar assets. As a result, if a Fund sets aside a large percentage of its assets to cover such obligations, it runs the risk that portfolio management will be impeded or that it will not be able to meet redemption requests or other current obligations. If the market or fair value of the assets used for cover declines, a Fund will segregate daily additional liquid assets so that the value of the segregated assets will equal the amount of such commitments by the Fund.

A Fund may cover a forward currency exchange contract to sell a currency by owning the currency or securities denominated in the currency, or holding another forward currency exchange contract or call option permitting the Fund to buy the same currency at a price that is (1) no higher than the Fund’s price to sell the currency or (2) greater than the Fund’s price to sell the currency provided the Fund segregates liquid assets in the amount of the difference. A Fund may cover a forward currency exchange contract to buy a foreign currency by holding another forward currency exchange contract or put option permitting the Fund to sell the same currency at a price that is (1) as high as or higher than the Fund’s price to buy the currency or (2) lower than the Fund’s price to buy the currency provided the Fund segregates liquid assets in the amount of the difference.

To the extent a Fund enters into a futures contract, it will deposit in a segregated account with its custodian or the futures commission merchant, cash or U.S. Treasury obligations equal to a specified percentage of the value of the futures contract, as required by the relevant contract market and futures commission merchant. The futures contract will be marked-to-market daily. If the value of the futures contract declines relative to the Fund’s position, the Fund will be required to pay to the futures commission merchant an amount equal to such change in value. If the Fund has insufficient cash, it may have to sell portfolio securities at a time when it may be disadvantageous to do so in order to meet such daily variations in margins.

When selling a call option, a Fund will segregate with its custodian and mark-to-market daily liquid assets that, when added to the amounts deposited as margin, equal the total market value of the investment underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same investment at a price no higher than the strike price of the call option, by owning the instruments underlying the contract, or by holding a separate call option permitting the Fund to purchase the same investment at a price not higher than the strike price of the call option sold by the Fund.

When selling a put option, a Fund will segregate with its custodian and mark-to-market daily liquid assets that equal the purchase price of the investment underlying the put option, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same option, or by owning a separate put option permitting it to sell the same investment so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

16	GuideStone Funds

With respect to yield curve options, a call or put option is covered if a Fund holds another call or put, respectively, on the spread between the same two securities and maintains in a segregated account liquid assets sufficient to cover the Fund’s net liability under the two options. Therefore, the Fund’s liability for such a covered option is generally limited to the difference between the amount of the Fund’s liability under the option it wrote less the value of the option it holds. A Fund may also cover yield curve options in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations.

Futures and Options — Future Developments.  The Funds may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments that are not presently contemplated for use by the Funds or that are not currently available but that may be developed, to the extent such opportunities are both consistent with the Funds’ investment goals and legally permissible for the Funds.

High Yield, High Risk Securities.  The Extended-Duration Bond Fund may invest up to 20% of its assets in fixed-income securities that are rated below investment grade (“lower rated securities”) or that are unrated but deemed equivalent to those rated below investment grade by the Sub-Adviser. The Medium-Duration Bond Fund may invest up to 10% of its assets in lower rated securities or securities that are unrated but deemed equivalent by the Sub-Adviser. The Global Bond Fund may invest up to 70% of its assets in fixed-income securities that are rated below investment grade or that are unrated but deemed equivalent to those rated below investment grade by the Sub-Adviser. The lower the ratings of such securities, the greater their risks. Lower rated securities generally offer a higher current yield than that available from higher grade issues and typically involve greater risk. The yields on lower rated securities will fluctuate over time. In general, prices of all bonds rise when interest rates fall and fall when interest rates rise. While less sensitive to changing interest rates than investment grade securities, lower rated securities are especially subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default.

The risk of loss through default is greater because lower rated securities are usually unsecured and are often subordinate to an issuer’s other obligations. Additionally, the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments and rising interest rates. Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations of a Fund’s net asset value per share.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of these securities, especially in a market characterized by only a small amount of trading and with relatively few participants. These factors can also limit a Fund’s ability to obtain accurate market quotations for these securities, making it more difficult to determine the Fund’s net asset value. In cases where market quotations are not available, lower rated securities are valued using guidelines established by the Trust’s Board of Trustees.

Perceived credit quality in this market can change suddenly and unexpectedly and may not fully reflect the actual risk posed by a particular lower rated or unrated security.

Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. For a more complete discussion of ratings, see Appendix A to this SAI.

Illiquid and Restricted Securities.  A Fund will invest no more than 15% (10% with respect to the Money Market Fund) of the value of its net assets in illiquid securities. Generally, an “illiquid security” is any security that cannot be disposed of promptly (i.e., within seven days) and in the ordinary course of business at

Statement of Additional Information	17

approximately the amount at which the Fund has valued the instrument. It includes, among other things, repurchase agreements maturing in more than seven days.

Subject to this limitation, the Board of Trustees has authorized each Fund to invest in restricted securities where such investment is consistent with the Fund’s investment goals and has authorized such securities to be considered liquid to the extent the Investment Adviser or Sub-Adviser determines that there is a liquid institutional or other market for such securities, such as restricted securities that may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (“1933 Act”), and for which a liquid institutional market has developed. The Board of Trustees will review periodically any determination by the Investment Adviser or Sub-Adviser to treat a restricted security as liquid, including the Investment Adviser’s or Sub-Adviser’s assessment of current trading activity and the availability of reliable price information.

Restricted securities are securities that may not be sold to the public without registration under the 1933 Act or an exemption from registration. Restricted securities involve certain risks, including the risk that a secondary market may not exist when a holder wants to sell them. In addition, the price and valuation of these securities may reflect a discount because they are perceived as having less liquidity than the same securities that are not restricted. If a Fund suddenly has to sell restricted securities, time constraints or lack of interested, qualified buyers may prevent the Fund from receiving the value at which the securities are carried on its books at the time of the sale. Alternatively, the Investment Adviser or Sub-Adviser may sell unrestricted securities it might have retained if the Fund had only held unrestricted securities.

Initial Public Offerings.  The Equity Funds may purchase stock in an initial public offering (“IPO”). By definition, an IPO has not traded publicly until the time of its offering. Special risks associated with IPOs may include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company and limited operating history, all of which may contribute to price volatility. IPOs are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of the companies involved in new industries maybe regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of such. Foreign IPOs are subject to foreign political and currency risks. Many IPOs are issued by undercapitalized companies of small or microcap size. Investing in IPOs entails other risks, including possible high portfolio turnover and limited liquidity.

Interest Rate Swaps, Floors and Caps and Currency Swaps.  The Bond Funds may enter into interest rate swaps and may purchase interest rate floors or caps. A Fund will typically use interest rate swaps to preserve a return on a particular investment or portion of its portfolio or to shorten the effective duration of its portfolio investments. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. The purchase of an interest rate floor or cap entitles the purchaser to receive payments of interest on a notional principal amount from the seller, to the extent the specified index falls below (floor) or exceeds (cap) a predetermined interest rate. The Equity Funds and the Bond Funds may also enter into currency swaps, which involve the exchange of the rights of a Fund and another party to make or receive payments in specific currencies.

A Fund will only enter into interest rate swaps or interest rate floor or cap transactions on a net basis, i.e. the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. In contrast, currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Inasmuch as these transactions are entered into for good faith hedging purposes, the Funds and the Investment Adviser believe that such obligations do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Funds’ borrowing restrictions.

The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each interest rate or currency swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to such accrued excess will be segregated by the Funds.

18	GuideStone Funds

If there is a default by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with markets for other similar instruments which are traded in the Interbank market.

Interfund Borrowing and Lending.  The SEC granted the Trust an exemptive order to allow each Fund to participate in a credit facility whereby each Fund, under certain conditions, would be permitted to lend money directly to and borrow directly from other Funds for temporary purposes. It is anticipated that the credit facility, if implemented, will provide a borrowing Fund with savings at times when the cash position of the Fund is insufficient to meet temporary cash requirements. This situation could arise when shareholder redemptions exceed anticipated volumes and certain Funds have insufficient cash on hand to satisfy such redemptions. When the Funds liquidate portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to three days (or longer for certain foreign transactions). However, redemption requests normally are satisfied immediately. The credit facility would provide a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities.

Investment Companies.  Each Select Fund may invest in shares of other investment companies, to the extent permitted by the 1940 Act and by exemptive orders granted by the SEC. This includes shares of other open-end, management investment companies (commonly called mutual funds), closed-end funds and exchange-traded funds. The SEC granted the Trust an exemptive order which permits the Select Funds (other than the Money Market Fund) to invest cash reserves in the Money Market Fund. This exemptive order requires that the Money Market Fund not acquire the securities of any other investment company in excess of the limits contained in Section 12(d)(1)(A) of the 1940 Act. Under the exemptive order, each Select Fund’s aggregate investment of cash reserves in the Money Market Fund may not exceed 25% of the Select Fund’s total assets. The Funds have also obtained SEC exemptive relief permitting each Fund to invest in cash collateral received in connection with securities lending in shares of a money market fund managed by The Northern Trust Company.

Additionally, in reliance on an SEC exemptive rule, a Fund may invest an unlimited amount of its cash reserves in a money market fund if the Fund meets certain conditions required under the 1940 Act, including paying no sales charge, as defined in rule 2830(b)(8) of the Conduct Rules of the National Association of Securities Dealers, Inc. (“NASD”) (“sales charge”), or service fee, as defined in rule 2830(b)(9) of the Conduct Rules of the NASD, charged in connection with the purchase, sale, or redemption of securities issued by a money market fund (“service fee”); or the Fund’s investment adviser waives its advisory fee in an amount necessary to offset any sales charge or service fee.

Exchange-traded funds (“ETFs”) are open-end investment companies whose shares are listed for trading on a national securities exchange or the Nasdaq National Market System. ETF shares such as iShares and SPDRs typically trade like shares of common stock and provide investment results that generally correspond to the price and yield performance of the component stocks of a widely recognized index such as the S&P 500® Index. There can be no assurance, however, that this can be accomplished as it may not be possible for an ETF to replicate the composition and relative weightings of the securities of its corresponding index. ETFs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. Individual shares of an ETF are generally not redeemable at their net asset value, but trade on an exchange during the day at prices that are normally close to, but not the same as, their net asset value. There is no assurance that an active trading market will be maintained for the shares of an ETF or that market prices of the shares of an ETF will be close to their net asset values.

Investments in securities of ETFs beyond the limitations set forth in Section 12(d)(1)(A) of the 1940 Act are subject to certain terms and conditions set forth in an exemptive order issued by the SEC to the exchange-traded fund. Section 12(d)(1)(A) states that a mutual fund may not acquire shares of other investment companies, such as ETFs, in excess of: 3% of the total outstanding voting stock of the investment company;

Statement of Additional Information	19

5% of its total assets invested in the investment company; or more than 10% of the fund’s total assets were to be invested in the aggregate in all investment companies. The purchase of shares of ETFs may result in duplication of expenses, including advisory fees, in addition to a mutual fund’s own expenses. Each of the Date Target Funds may invest up to 15% of its net assets in ETFs that invest in inflation-protected securities issued by the U.S. Treasury. See “Inflation-Protected Securities” below.

As described in the Prospectus, the Date Target Funds and the Blended Funds invest primarily in the shares of the Select Funds. The Investment Adviser believes this diversification offers the opportunity to benefit from a variety of investment approaches and strategies employed by experienced investment professionals.

The Funds may also acquire investment company shares received or acquired as dividends, through offers of exchange or as a result of reorganization, consolidation or merger. As a shareholder in an investment company, a Fund would bear its pro rata share of that investment company’s expenses, including operating costs and investment advisory and administration fees. Investment in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Inflation-Protected Securities.  Inflation-protected securities issued by the U.S. Treasury, known as “TIPs” or “Treasury Inflation-Protected Securities,” are debt securities whose principal and interest payments are adjusted for inflation and interest is paid on the adjusted amount. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index (“CPI”). A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of your investment.

Inflation-protected securities normally will decline in price when real interest rates rise. (A real interest rate is calculated by subtracting the inflation rate from a nominal interest rate. For example, if a 10-year Treasury note is yielding 5% and inflation is 2%, the real interest rate is 3%.) If inflation is negative, the principal and income of an inflation-protected security will decline and could result in losses for the fund.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Loan Participations.  Each Bond Fund may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Bond Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Fund intends to invest may not be rated by any nationally recognized rating service.

A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

Purchases of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price and yield could be adversely affected. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of

20	GuideStone Funds

scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated.

The Bond Funds invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, a Fund bears a substantial risk of losing the entire amount invested.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Sub-Adviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a Fund’s net asset value than if that value were based on available market quotations, and could result in significant variations in the Fund’s daily share price. At the same time, some loans interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, each Fund currently intends to treat indebtedness for which there is no readily available market as illiquid for purposes of its limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the investment restriction relating to the lending of funds or assets by a Fund.

Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks to the Bond Funds. For example, if a loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Funds rely on the Sub-Advisers’ research in an attempt to avoid situations where fraud or misrepresentation could adversely affect a Fund.

Money Market Instruments.  To the extent consistent with its investment objective and strategies, each Select Fund may invest a portion of its assets in short-term high-quality instruments, such as those that are eligible for investment by the Money Market Fund. The Date Target Funds and the Blended Funds may from time to time invest up to 10% of their assets directly in U.S. Treasury obligations, exchange listed equity futures contracts and exchange listed U.S. Treasury futures contracts in order to gain exposure to the U.S. equity and fixed income markets on cash balances. In addition, each Select Fund (except the Money Market Fund), Date Target Fund and Blended Fund may invest its cash reserves in shares of the Money Market Fund. The Funds have also obtained SEC exemptive relief permitting each Fund to invest cash collateral received in connection with securities lending in shares of a money market fund managed by The Northern Trust Company.

Mortgage Dollar Rolls.  The Bond Funds may enter mortgage dollar rolls. The Bond Funds may purchase pools of mortgage securities for future settlement, generally 30 to 60 days. Please refer to Forward Commitments, When-Issued Securities and Delayed-Delivery Transactions. In a mortgage “dollar roll,” a Bond Fund sells these mortgages for delivery prior to settlement and simultaneously agrees to repurchase substantially similar (i.e., same type and coupon) but not identical securities on a specified future date from the same party. To be considered similar, the securities returned to the Bond Funds generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within a certain percentage of the initial amount delivered. During the period before the repurchase, the Bond Fund forgoes principal and interest payments on the securities. The Bond Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”), as well as by the interest earned

Statement of Additional Information	21

on the investments which have been set aside to cover the amount due at settlement. Another possible reason the Bond Funds may enter into these transactions is to gain the economic benefit from the ownership of mortgage pools while avoiding the administrative cost of accounting for monthly principal and interest payments.

The market value of the mortgage pools may rise prior to the future settlement date which would benefit the Bond Funds. Conversely, the value of the mortgage pools could fall in which case the Bond Funds would incur a loss in market value. Cash which would be used to purchase the mortgages will be invested in instruments that are permissible investments for the applicable Bond Funds. Each Bond Fund will hold and maintain, until the settlement date, segregated cash or liquid assets in an amount equal to its forward purchase price.

Mortgages purchased for forward delivery involve certain risks, including a risk that the counterparty will be unable or unwilling to complete the transaction as scheduled, which may result in losses to a Bond Fund. There is no assurance that mortgage dollar rolls will be economically beneficial to the Bond Funds.

Municipal Instruments.  The Bond Funds and the Money Market Fund may invest in obligations issued or guaranteed by municipalities and states. Municipal instruments are generally issued to finance public works, such as airports, bridges, highways, housing, health-related entities, transportation-related projects, educational programs, water and pollution control and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions and for other facilities. Municipal instruments include private activity bonds issued by or on behalf of public authorities.

Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

Municipal instruments include both “general” and “revenue” obligations. General obligations are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue obligations are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as lease revenue payments from the user of the facility being financed. Private activity bonds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of a private activity bond is usually directly related to the credit standing of the private user of the facility involved.

The Bond Funds and the Money Market Fund may also invest in “moral obligation” bonds, which are normally issued by special purpose public authorities. If the issuer of a moral obligation bond is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund (if such a fund has been established), the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Within the principal classifications of municipal instruments described above there are a variety of categories, including municipal bonds, municipal notes, municipal leases, custodial receipts and participation certificates. Municipal notes include tax, revenue and bond anticipation notes of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes. Municipal leases and participation certificates are obligations issued by state or local governments or authorities to finance the acquisition of equipment and facilities. Participation certificates may represent participations in a lease, an installment purchase contract or a conditional sales contract. Certain municipal lease obligations (and related participation certificates) may include “non-appropriation” clauses which provide that the municipality has no

22	GuideStone Funds

obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Custodial receipts are underwritten by securities dealers or banks and evidence ownership of future interest payments, principal payments or both on certain municipal securities. Municipal leases (and participations in such leases) present the risk that a municipality will not appropriate funds for the lease payments.

An issuer’s obligations under its municipal instruments are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, that may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal instruments may be materially adversely affected by litigation or other conditions.

Certain of the municipal instruments held by a Fund may be insured as to the timely payment of principal and interest. The insurance policies will usually be obtained by the issuer of the municipal instrument at the time of its original issuance. If the issuer defaults on an interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance will not protect against market fluctuations caused by changes in interest rates and other factors.

In addition, municipal instruments may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions that are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a municipal instrument held by a Fund, including a change in the credit quality of any such bank or financial institution, could result in a loss to the Fund and adversely affect the value of its shares. As described under “Foreign Securities,” letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.

The Bond Funds may invest in municipal leases, which may be considered liquid under guidelines established by the Trust’s Board of Trustees. The guidelines will provide for determination of the liquidity of a municipal lease obligation based on factors including the following: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer. The Funds, under the supervision of the Sub-Adviser, will also consider the continued marketability of a municipal lease obligation based upon an analysis of the general credit quality of the municipality issuing the obligation and the essentiality to the municipality of the property covered by the lease.

Currently it is not the intention of any Bond Fund to invest more than 25% of the value of its total assets in municipal instruments whose issuers are in the same state.

Portfolio Turnover Rate.  The higher the portfolio turnover, the higher the overall brokerage commissions, dealer mark-ups and mark-downs and other direct transaction costs incurred. The Investment Adviser and Sub-Advisers do take these costs into account, since they affect overall investment performance. However, portfolio turnover may vary greatly from year to year as well as within a particular year and may be affected by changes in the holdings of specific issuers, changes in country and currency weightings and cash requirements for redemption of shares. The Funds are not restricted by policy with regard to portfolio turnover and will make changes in their investment portfolio from time to time as business and economic conditions as well as market prices may dictate. During the last fiscal year, the Low-Duration Bond Fund and the Medium-Duration Bond Fund experienced significantly higher portfolio turnover as a result of increased use of derivative investments in response to changing interest rate environments.

Statement of Additional Information	23

Preferred Stocks.  The Equity Funds and Bond Funds may invest in preferred stock. Preferred stockholders have a greater right to receive liquidation payments and usually dividends than do common stockholders. However, preferred stock is subordinated to the liabilities of the issuer in all respects. Preferred stock may or may not be convertible into common stock.

As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element will decline as interest rates and perceived credit risk rises. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

Real Estate Investments.   Each Select Fund may invest in real estate investment trusts (“REITs”) and other real estate related securities. The Real Estate Securities Fund intends to invest at least 80% of its net assets in REITs and other real estate related securities. Equity REITs invest directly in real property, while mortgage REITs invest in mortgages on real property. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs. The Real Estate Securities Fund invests primarily in equity REITs. For purposes of the Real Estate Securities Fund’s investment policies, a company principally engaged in the real estate industry is one that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial or residential real estate or has at least 50% of its assets in such real estate businesses. Under normal circumstances, the Real Estate Securities Fund will invest substantially all of its assets in the equity securities of real estate companies. These equity securities can consist of common stocks (including REIT and other real estate related securities shares), rights or warrants to purchase common stocks, securities convertible into common stocks where the conversion feature represents a significant element of the securities’ value, and preferred stocks. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses and variations in rental income. Generally, increases in interest rates will decrease the value of high-yielding securities and increase the costs of obtaining financing, which could decrease the value of a REIT’s investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

Repurchase Agreements.  Each Fund may agree to purchase portfolio securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price (“repurchase agreements”). Repurchase agreements are considered to be loans under the 1940 Act. Although the securities subject to a repurchase agreement may bear maturities exceeding one year, settlement for the repurchase agreement will never be more than one year after a Fund’s acquisition of the securities and normally will be within a shorter period of time. Securities subject to repurchase agreements are held either by the Fund’s custodian or subcustodian (if any) or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement in an amount exceeding the repurchase price (including accrued interest). Default by the seller would, however, expose a Fund to possible loss because of adverse market action or delay and costs in connection with the disposition of the underlying obligations.

Reverse Repurchase Agreements.  Each Select Fund may borrow funds by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price (“reverse repurchase agreement”). The Funds may use the proceeds of a reverse repurchase agreement to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agreement. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, a Fund will segregate liquid assets in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

24	GuideStone Funds

Securities Lending.  The Select Funds may lend portfolio securities provided the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral for loans of portfolio securities made by a Fund may consist of cash, cash equivalents, obligations issued or guaranteed by the U.S. government or its agencies, or irrevocable bank letters of credit (or any combination thereof). The borrower of securities will be required to maintain the market value of the collateral at not less than the market value of the loaned securities, and such value will be monitored on a daily basis. When a Fund lends its securities, it continues to receive dividends and interest on the securities loaned and may simultaneously earn interest on the investment of the cash collateral. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur.

The Funds have received an exemptive order from the SEC that permits each Fund to compensate The Northern Trust Company or an affiliated company of The Northern Trust Company for services provided as securities lending agent in connection with the Funds’ participation in a securities lending program. The Northern Trust Company serves as custodian for the Funds and Northern Trust Investments, Inc., a wholly-owned subsidiary of The Northern Trust Company, serves as a Sub-Adviser to several of the Funds. The exemptive relief also permits each Fund to invest up to 25% of its total assets in shares of a money market fund managed by The Northern Trust Company, to manage cash collateral received in connection with securities lending, subject to certain conditions.

Short Sales.  In these transactions, a fund sells a security it does not own in anticipation of a decline in the market value of the security. The Date Target Funds, Blended Funds and Bond Funds may sell short U.S. Treasury securities to reduce market exposure. To complete a short sale transaction, a Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain, respectively. Until the Fund closes its short position or replaces the borrowed security, it will: (a) maintain a segregated account, containing permissible liquid assets, at a level such that the amount deposited in the account plus the amount provided as collateral always equals the current value of the security sold short; or (b) otherwise cover its short position.

Small Company Securities.  The Small Cap Equity Fund invests primarily in securities issued by smaller companies. Investing in the securities of smaller companies involves greater risk, portfolio price volatility and cost. Historically, small capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index. Among the reasons for this greater price volatility are the lower degree of market liquidity (the securities of companies with small stock market capitalizations may trade less frequently and in limited volume) and the greater sensitivity of small companies to changing economic conditions. For example, these companies are associated with higher investment risk due to the greater business risks of small size and limited product lines, markets, distribution channels and financial and managerial resources.

The values of small company stocks will frequently fluctuate independently of the values of larger company stocks. Small company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. You should, therefore, expect that the net asset value of the Small Cap Equity Fund’s shares will be more volatile than, and may fluctuate independently of, broad stock market indexes such as the S&P 500® Index.

The additional costs associated with the acquisition of small company stocks include brokerage costs, market impact costs (that is, the increase in market prices which may result when a Fund purchases thinly traded stock) and the effect of the “bid-ask” spread in small company stocks. These costs will be borne by all shareholders and may negatively impact investment performance.

Socially Responsible Investing.  The Funds may not invest in any company that is publicly recognized, as determined by GuideStone Financial Resources, as being in the liquor, tobacco, gambling, pornography, or abortion industries or any company whose products, services or activities are publicly recognized as being incompatible with the moral and ethical posture of GuideStone Financial Resources. Socially responsible investing, in accordance with the GuideStone Financial Resources stated policy, is an integral part of the investment program of GuideStone Funds. The implementation of the Funds’ social investment guidelines is overseen by members of the Investment Adviser’s executive and senior management team.

Statement of Additional Information	25

It is important to understand that in certain cases it may be more difficult to implement the Funds’ social investment guidelines. Socially responsible investing outside the United States is often more challenging due to a vastly larger universe of securities and varying laws and regulations governing disclosure requirements. Generally, there is less information available to the public about the business activities and practices of foreign companies. As a result, it is more difficult to effectively apply social investing guidelines abroad than it is in the United States. In addition, it can be more difficult to implement the Funds’ social investment guidelines with respect to portfolios that are managed using quantitative investment management processes. The Investment Adviser consistently evaluates portfolios for companies that violate the guidelines and places these companies on a restricted list as it becomes aware of them. There is also the possibility that a company held by a Fund may subsequently become involved in products, services or activities, through a corporate acquisition or change of business strategy, that causes the company to become inconsistent with the GuideStone Funds’ social investment guidelines. Accordingly, there is the risk that, from time to time, securities acquired by a Fund subsequently will be determined to be inconsistent with the GuideStone Funds’ social investment guidelines. When a Fund becomes aware that it has invested in such a security, the Fund will seek to eliminate the position as soon as reasonably possible, which could result in a loss or gain to the Fund.

Stripped Obligations.  The Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as “STRIPS” or “Separate Trading of Registered Interest and Principal of Securities.” The Select Funds may purchase securities registered in the STRIPS program. Under the STRIPS program, the Funds are able to have their beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

In addition, to the extent consistent with their respective investment objectives and strategies, the Select Funds may acquire U.S. government obligations and their unmatured interest coupons that have been separated (“stripped”) by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including “Treasury Income Growth Receipts” (“TIGRs”) and “Certificate of Accrual on Treasury Securities” (“CATS”). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities that are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. government obligations for federal income tax purposes. The Funds are unaware of any binding legislative, judicial or administrative authority on this issue.

The Select Funds may buy Treasury inflation-linked securities. When a Fund buys inflation-indexed securities, the Treasury Department pays the Fund interest on the inflation-adjusted principal amount. Competitive bidding before the security’s issue determines the fixed interest or coupon rate. At maturity, the Treasury Department redeems the Fund’s securities at their inflation-adjusted principal or par amount, whichever is greater. Treasury securities are backed by the full faith and credit of the U.S. government. Every six months Treasury will pay interest based on a fixed rate of interest at auction. Semiannual interest payments are determined by multiplying the inflation-adjusted principal amount by one-half the stated rate of interest on each interest payment date.

Other types of stripped securities may be purchased by the Bond Funds and Money Market Fund, including stripped mortgage-backed securities (“SMBS”). SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest payments (“interest only”), while the other class receives all of the principal repayments (“principal only”). However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these

26	GuideStone Funds

securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yield on a class of SMBS that receives all or most of the interest is generally higher than prevailing market yields on other mortgage-backed obligations because its cash flow patterns are also volatile and there is a risk that the initial investment will not be fully recouped. SMBS issued by the U.S. government (or a U.S. government agency or instrumentality) may be considered liquid under guidelines established by the Trust’s Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the net asset value per share.

Supranational Organization Obligations.  The Bond Funds and the Money Market Fund may invest in obligations of supranational organizations. Supranational organizations are international banking institutions designed or supported by national3 governments to promote economic reconstruction, development or trade among nations (e.g., the International Bank for Reconstruction and Development). Obligations of supranational organizations may be supported by appropriated but unpaid commitments of their member countries, and there is no assurance that these commitments will be undertaken or met in the future.

Swaps — Generally.   The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. A Fund’s investment in swaps may involve a small investment relative to the amount of risk assumed. If the Sub-Adviser is incorrect in its forecasts, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used. The risks of swap agreements depend upon the other party’s creditworthiness and ability to perform, as well as the Fund’s ability to terminate its swap agreement or reduce its exposure through offsetting transactions. Swap agreements may be illiquid. The swap market is relatively new and largely unregulated. In accordance with SEC requirements, a Fund will segregate cash or liquid securities in an amount equal to its obligations under swap agreements. When an agreement provides for netting the payments by the two parties, the Funds will segregate only the amount of its net obligation, if any.

Swaps — Equity Swaps.  Each Equity Fund may enter into equity swap contracts to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Equity swaps may also be used for hedging purposes or to seek to increase total return. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer. Equity swap contracts may be structured in different ways. For example, a counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Fund may agree to pay to the counterparty the amount, if any, by which that notional amount would have decreased in value had it been invested in the stocks. Therefore, the return to the Fund on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and the Fund may each agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indexes of stocks).

An Equity Fund will usually enter into equity swaps on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to an equity swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets to cover the Funds’ potential exposure, the Funds and their Sub-Advisers believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions.

Swaps — Credit Default Swaps.  Each Bond Fund may use credit default swaps. A credit default swap is a type of insurance against default by an issuer. The owner of protection pays an annual premium to the seller of protection for the right to sell a bond equivalent to the amount of the swap in the event of a default on the

Statement of Additional Information	27

bond. It is important to understand that the seller of protection is buying credit exposure and the buyer of protection is selling credit exposure. The Bond Funds may act as seller or buyer. The premium on a credit default swap is paid over the term of the swap or until a credit event occurs. In the event of a default, the swap expires, the premium payments cease and the seller of protection makes a contingent payment to the buyer.

Swaps — Currency Swaps.  The Equity Funds and the Bond Funds may enter into currency swaps, as described above under “Interest Rate Swaps, Floors and Caps and Currency Swaps.” Currency swaps involve the exchange of the rights of a Fund and another party to make or receive payments in specific currencies.

Swaps — Swaptions.  The Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. Swaptions are marked to market daily based upon quotations from market makers. When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption.

The Funds bear the market risk arising from any change in index values or interest rates. In addition, entering into a swaption contract involves, to varying degrees, the elements of credit, market, interest rate and other risks associated with both option contracts and swap contracts. See “Futures and Options” and “Swaps” above.

Swaps — Total Return Swaps.  Each Select Fund may enter into total return swaps. This gives a Fund the right to receive the appreciation in value of an underlying asset in return for paying a fee to the counterparty. The fee paid by a Fund will typically be determined by multiplying the face value of the swap agreement by an agreed-upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund would also be required to pay the dollar value of that decline to the counterparty.

Temporary Defensive Positions.  For temporary defensive purposes, the Funds may invest without limit in short-term high-quality money market obligations such as those eligible for purchase by the Money Market Fund. The Funds may also, for temporary defensive purposes, invest in shares of the Money Market Fund.

The Equity Index Fund.  The Equity Index Fund seeks total return matching the total return performance of the S&P 500® Index. The S&P 500® Index is a market value-weighted index consisting of 500 common stocks that are traded on the New York Stock Exchange, American Stock Exchange and the Nasdaq National Market System and selected by Standard & Poor’s® through a detailed screening process starting on a macro-economic level and working toward a micro-economic level dealing with company-specific information such as market value, industry group classification, capitalization and trading activity. Standard & Poor’s® primary objective for the S&P 500® Index is to be the performance benchmark for the U.S. equity markets. The companies chosen for inclusion in the S&P 500® Index tend to be leaders in important industries within the U.S. economy. However, companies are not selected for inclusion by Standard & Poor’s® because they are expected to have superior stock price performance relative to the market in general or other stocks in particular. Standard & Poor’s® makes no representation or warranty, implied or express, to purchasers of Equity Index Fund shares or any member of the public regarding the advisability of investing in the Fund or the ability of the S&P 500® Index to track general stock market performance.

The Equity Index Fund is subject to the risk of tracking variance. It may exclude the stocks of certain companies included in the S&P 500® Index that are publicly recognized as being incompatible with the moral and ethical posture of the Annuity Board. Tracking variance also may result from share purchases and redemptions, transaction costs, expenses and other factors. Share purchases and redemptions may necessitate the purchase and sale of securities by the Fund, and the resulting transaction costs may be substantial because of the number and the characteristics of the securities held. In addition, transaction costs are incurred because sales of securities received in connection with spin-offs and other corporate organizations are made to conform the Fund’s holdings with its investment objective. Tracking variance may also occur due to factors such as the size of the Fund, the maintenance of a cash reserve pending investment or to meet expected redemptions, changes made in the S&P 500® Index or the manner in which that Index is calculated or because the indexing

28	GuideStone Funds

and investment approaches of the Sub-Advisers do not produce the intended goal of the Fund. Tracking variance is monitored by the Investment Adviser at least quarterly. If the performance of the Equity Index Fund is not comparable to the performance of the S&P 500® Index, the Board of Trustees will evaluate the reasons for the deviation and the availability of corrective measures. If substantial deviation in performance were to continue for extended periods, it is expected that the Board of Trustees would consider recommending to shareholders possible changes to the Fund’s investment objective.

The Equity Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s®, a division of The McGraw-Hill Companies, Inc. (“S&P®”). S&P® makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500® Index to track general stock market performance. S&P®’s only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P® and of the S&P 500® Index which is determined, composed and calculated by S&P® without regard to the Licensee or the Fund. S&P® has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the S&P 500® Index. S&P® is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P® has no obligation or liability in connection with the administration, marketing or trading of the Fund.

S&P® DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN AND S&P® SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P® MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN. S&P® MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P® HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Money Market Fund.  The Money Market Fund is subject to diversification requirements. It will not invest more than 5% of its total assets in the securities (including securities collateralizing a repurchase agreement) of a single issuer, except that it may invest in U.S. government securities or repurchase agreements that are collateralized by U.S. government securities without any such limitation.

The Money Market Fund’s diversification tests are measured at the time of initial purchases, and are calculated as specified in Rule 2a-7 under the 1940 Act, which may allow the Fund to exceed limits specified in the Prospectus and this SAI for certain securities subject to guarantees or demand features. Rule 2a-7 also allows an exception for up to 3 business days from the diversification test for holding securities of one issuer, provided, among other things, that the securities are limited to first tier quality and constitute no more than 25% of the Money Market Fund’s assets. The Fund will be deemed to satisfy the maturity, diversification, and quality requirements described in the Prospectus and this SAI to the extent it satisfies Rule 2a-7 requirements.

U.S. Government Obligations.  Examples of the types of U.S. government obligations that may be acquired by the Funds include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and stripped Treasury obligations and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Fannie Mae, GNMA, General Services Administration, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks and Maritime Administration. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the United States; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations such as Government National Mortgage Association participation certificates are backed by the full faith and credit of the U.S. Treasury. However, obligations of Fannie Mae and Freddie Mac are not backed

Statement of Additional Information	29

by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.

Variable and Floating Rate Instruments.  The Bond Funds and the Money Market Fund may invest in variable and floating rate instruments to the extent consistent with their investment objectives and policies described in the Prospectus. Generally, the Sub-Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will monitor their financial status and ability to meet payment on demand. In determining weighted average portfolio maturity, an instrument may, subject to applicable SEC regulations, be deemed to have a maturity shorter than its nominal maturity based on the period remaining until the next interest rate adjustment or the time a Fund can recover payment of principal as specified in the instrument. Where necessary to ensure that a variable or floating rate instrument is of the minimum required credit quality for a Fund, the issuer’s obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

Variable and floating rate instruments eligible for purchase by the Funds include variable amount master demand notes (which permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate), U.S., Yankee and Eurodollar floating rate notes, and (except for the Money Market Fund) leveraged inverse floating rate debt instruments and notes (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage interest in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. The Funds may deem the maturity of variable and floating rate instruments to be less than their stated maturities based on their variable and floating rate features and/or their put features. Unrated variable and floating rate instruments will be determined by the Sub-Adviser to be of comparable quality at the time of purchase to rated instruments which may be purchased by the Funds.

Variable and floating rate instruments (including inverse floaters) held by a Fund will be subject to the Fund’s limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days absent a reliable trading market.

Warrants and Rights.  The Equity Funds may purchase warrants and rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The prices of warrants and rights do not necessarily correlate with the prices of the underlying shares. The purchase of warrants and rights involves the risk that a Fund could lose the purchase value of a warrant or right if the right to subscribe to additional shares is not exercised prior to the expiration. Also, the purchase of warrants and rights involves the risk that the effective price paid for the warrant or right added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

Yankee Bonds.  To the extent consistent with their respective investment policies, each Bond Fund may invest in Yankee bonds. These are U.S. dollar-denominated bonds issued inside the United States by foreign entities. Investment in these securities involves certain risks that are not typically associated with investing in domestic securities. These risks are set forth under “Foreign Securities” in this SAI.

Zero Coupon, Pay-In-Kind and Capital Appreciation Bonds.  To the extent consistent with their respective investment policies, each Bond Fund and the Money Market Fund may invest in zero coupon bonds, capital appreciation bonds and pay-in-kind (“PIK”) securities. Zero coupon and capital appreciation bonds are debt securities issued or sold at a discount from their face value and do not entitle the holder to any periodic payment of interest prior to maturity or a specified date. The original issue discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. These securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves or receipts or certificates representing interests in such stripped debt obligations or coupons. The market prices of zero coupon bonds,

30	GuideStone Funds

capital appreciation bonds and PIK securities generally are more volatile than the market prices of interest bearing securities and are likely to respond to a greater degree to changes in interest rates than interest bearing securities having similar maturities and credit quality.

PIK securities may be debt obligations or preferred shares that provide the issuer with the option of paying interest or dividends on such obligations in cash or in the form of additional securities rather than cash. Similar to zero coupon bonds, PIK securities are designed to give an issuer flexibility in managing cash flow. PIK securities that are debt securities can either be senior or subordinated debt and generally trade flat (i.e., without accrued interest). The trading price of PIK debt securities generally reflects the market value of the underlying debt plus an amount representing accrued interest since the last interest payment.

Zero coupon bonds, capital appreciation bonds and PIK securities involve the additional risk that, unlike securities that periodically pay interest to maturity, a Fund will realize no cash until a specified future payment date unless a portion of such securities is sold and, if the issuer of such securities defaults, a Fund may obtain no return at all on its investment. In addition, even though such securities do not provide for the payment of current interest in cash, the Funds are nonetheless required to accrue income on such investments for each taxable year and generally are required to distribute such accrued amounts (net of deductible expenses, if any) to avoid being subject to tax. (See “Taxation — Tax Treatment of Fund Investments.”) Because no cash is generally received at the time of the accrual, a Fund may be required to liquidate other portfolio securities to obtain sufficient cash to satisfy these distribution requirements.

Investment Restrictions

Fundamental Investment Restrictions.  The following investment restrictions are applicable to each Fund and are considered fundamental, which means that they may only be changed by the vote of a majority of a Fund’s outstanding shares, which as used herein and in the Prospectus, means the lesser of: (1) 67% of such Fund’s outstanding shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of such Fund’s outstanding shares. The Funds may not:

1.	Invest in any company that is publicly recognized, as determined by GuideStone Financial Resources, as being in the liquor, tobacco, gambling, pornography, or abortion industries or any company whose products, services or activities are publicly recognized as being incompatible with the moral and ethical posture of GuideStone Financial Resources.

2.	Purchase securities which would cause 25% or more of the value of the Fund’s total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry, except that this restriction does not apply to (1) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities (2) for the Money Market Fund, securities issued by domestic banks, or (3) for the Real Estate Securities Fund, securities in the real estate industry.

3.	Borrow money or issue senior securities as defined in the 1940 Act, provided that (a) the Fund may borrow money in an amount not exceeding one-third of the Fund’s total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of such borrowings, (b) the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes, and (c) the Fund may issue multiple classes of shares. The purchase or sale of futures contracts and related options shall not be considered to involve the borrowing of money or the issuance of shares of senior securities.

4.	All Funds Except the Real Estate Securities Fund: With respect to 75% of a Fund’s total assets, purchase securities of any one issuer if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund’s total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies. The Money Market Fund is further subject to the diversification requirements of Rule 2a-7 under the 1940 Act.

Statement of Additional Information	31

The Real Estate Securities Fund:  The Fund is non-diversified under the 1940 Act.

5.	Make loans or lend securities, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction: (1) the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers’ acceptances or similar instruments will not be considered the making of a loan; and (2) the participation of each Fund in a credit facility whereby the Funds may directly lend to and borrow money from each other for temporary purposes, provided that the loans are made in accordance with an order of exemption from the Securities and Exchange Commission and any conditions thereto, will not be considered the making of loans.

6.	Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

7.	Underwrite securities issued by any other person, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

8.	Purchase or sell commodities, unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivatives.

Non-Fundamental Investment Restrictions.  The Funds have adopted the following non-fundamental restrictions. These non-fundamental restrictions may be changed without shareholder approval, in compliance with applicable law and regulatory policy. Unless otherwise indicated, these non-fundamental restrictions apply to all the Funds.

1.	A Fund shall not invest in companies for purposes of exercising control or management.

2.	A Fund shall not purchase securities on margin, except that a Fund may obtain short-term credits necessary for the clearance of transactions and may make margin deposits in accordance with Commodity Futures Trading Commission regulations in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

3.	A Fund shall not sell securities short, unless the Fund owns or has the absolute and immediate right to acquire securities equivalent in kind and amount to the securities sold short without additional cash consideration or, if additional cash consideration is required to exercise the right to obtain the securities, liquid assets in the amount of such cash consideration is segregated. Provided, however, that the Funds may maintain short positions in U.S. Treasury securities and in connection with their use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

4.	A Fund shall not purchase any portfolio security while borrowings representing more than 5% of the Fund’s total assets are outstanding (investment in repurchase agreements will not be considered to be loans for purposes of this restriction).

5.	A Fund shall invest no more than 15% (10% with respect to the Money Market Fund) of the value of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days.

6.	A Fund may invest in shares of investment companies only to the extent permitted by the 1940 Act and the rules thereunder and by exemptive orders granted by the SEC.

7.	Each of the Bond Funds, the Equity Index Fund, the Real Estate Securities Fund, the Value Equity Fund, the Small Cap Equity Fund, the Growth Equity Fund, the International Equity Fund and the Global Equity Fund shall not change its policies regarding the investment of 80% of its assets consistent with its name without 60 days’ prior notice to its shareholders.

32	GuideStone Funds

If a percentage restriction on the investment or use of assets set forth in the Prospectus or this SAI is adhered to at the time a transaction is effected, later changes in percentage resulting from changing asset values will not be considered a violation. It is the intention of the Funds, unless otherwise indicated, that with respect to their policies that are a result of application of law, they will take advantage of the flexibility provided by rules or interpretations of the SEC currently in existence or promulgated in the future or changes to such laws. None of these restrictions are intended to limit investments by the Date Target Funds and the Blended Funds in shares of the Select Funds.

Management of the Funds

The Board of Trustees.  The operations of each Fund are under the direction of the Board of Trustees. The Board establishes each Fund’s policies and oversees and reviews the management of each Fund. The Board meets regularly to review the activities of the officers, who are responsible for day-to-day operations of the Funds. The Trustees and executive officers of the Funds, their ages, business addresses and their principal occupations during the past five years are set forth below.

Name (Date of Birth), Address and Position(s) with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee
DISINTERESTED TRUSTEES
Michael R. Buster (11/18/57) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2002	Executive Pastor, Prestonwood Baptist Church, 1989 - present	24	N/A
William Craig George (7/8/58) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2004	Regional loan administrator, Sun Trust Bank, 1995 - present.	24	N/A
Joseph A. Mack (11/22/39) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2002	Director, Office of Public Policy, South Carolina Baptist Convention, 1999 - present.	24	N/A
Kevin P. Mahoney (7/26/57) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2004	Executive Pastor, FBC West Palm Beach, FL, July 2000 - present.	24	N/A
Franklin Raymond Morgan (6/1/43) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2005	Retired - Senior Vice President, Director of International Administration, Prudential Securities, Inc., January 1962 - May 2003.	24	N/A
James Ray Taylor (10/19/33) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2002	Retired since 1994.	24	N/A
INTERESTED TRUSTEES[2]
Barry Dale Hartis (10/6/45) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2005	Certified Public Accountant, 1976 - present; Vice President of Business and Finance, Greensboro College, January 1998 - June 30, 2005.	24	N/A
Gerald B. Jones (5/24/32) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2000	President, Flying Investments, November 2006 - present; Owner, Jones Motorcars, Inc., 1957 to October 2006.	24	Bank of Arkansas — Director
OFFICERS WHO ARE NOT TRUSTEES[3]
Jeffrey P. Billinger (12/5/46) 2401 Cedar Springs Road Dallas, TX 75201-1407 Vice President and Treasurer	Since 2000	Executive Officer and Treasurer, GuideStone Financial Resources of the Southern Baptist Convention, 1995 - present.	N/A	N/A

Statement of Additional Information	33

Name (Date of Birth), Address and Position(s) with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee
Rodric E. Cummins (6/28/57) 2401 Cedar Springs Road Dallas, TX 75201-1407 Vice President and Investment Officer	Since 2000	Executive Officer and Chief Investment Officer, GuideStone Financial Resources of the Southern Baptist Convention, 1998 - present.	N/A	N/A
John R. Jones (12/6/53) 2401 Cedar Springs Road Dallas, TX 75201-1407 President	Since 2000	Executive Vice President and Chief Operating Officer, GuideStone Financial Resources of the Southern Baptist Convention, 1995 - present.	N/A	N/A
Rodney R. Miller (5/23/53) 2401 Cedar Springs Road Dallas, TX 75201-1407 Vice President, Secretary and Chief Legal Officer	Since 2000	General Counsel, Legal and Compliance, GuideStone Financial Resources of the Southern Baptist Convention, 1995 - present.	N/A	N/A
Curtis D. Sharp (10/30/47) 2401 Cedar Springs Road Dallas, TX 75201-1407 Chief Compliance Officer	Since 2006	Executive Officer Denominational and Public Relations Service, GuideStone Financial Resources of the Southern Baptist Convention, 1985 - present.	N/A	N/A
Patricia A. Weiland (8/25/59) 2401 Cedar Springs Road Dallas, TX 75201-1407 Vice President - Fund Operations and Sales	Since 2000	Executive Officer, GuideStone Financial Resources of the Southern Baptist Convention, 2006 - present; Director, Mutual Funds, GuideStone Financial Resources of the Southern Baptist Convention, 2000 - 2006.	N/A	N/A
(1)	Each Trustee serves for an indefinite term, until his/her successor is elected. Officers serve at the pleasure of the Board of Trustees.
(2)	Messrs. Hartis and Jones are “interested persons” of the Trust as the term is defined in the 1940 Act due to their positions on the Board of Trustees of GuideStone Financial Resources.
(3)	The executive officers of the Trust may be deemed to be affiliates of the Investment Adviser due to their positions with the Investment Adviser and/or GuideStone Financial Resources.

Responsibilities of the Board and Committees

Board. The primary responsibility of the Board is to represent the interests of the shareholders of the Trust and to provide oversight management of the Trust. Currently, the Board is comprised of eight individuals, two of whom are considered “interested” Trustees as defined by the 1940 Act due to their positions on the Board of Trustees of GuideStone Financial Resources. The remaining Trustees are referred to as “Disinterested” or “Independent” Trustees. The Board meets at least quarterly to review the investment performance of each Fund and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements. All Trustees serving on the Trust’s Board at all times must be active members of a Baptist church in friendly cooperation with the Southern Baptist Convention. Only shareholders of the Trust, by a vote of a majority of the outstanding shares, may fill vacancies or otherwise elect a Trustee. Currently, the Board has a Nominating Committee, an Audit Committee and a Valuation Committee. The responsibilities of each committee and its members are described below.

Nominating Committee. The Board has a Nominating Committee, comprised only of the Independent Trustees, Messrs. Mack, Taylor, Buster, George, Mahoney and Morgan. The Nominating Committee is responsible for the selection and nomination of candidates to serve as Trustees. The Trust’s governing documents provide that only shareholders, by a vote of a majority of the outstanding shares, may fill vacancies in the Board of Trustees or otherwise elect a Trustee. The Trust documents further provide that the selection and nomination of persons to fill vacancies on the Board of Trustees to serve as Independent Trustees shall be committed to

34	GuideStone Funds

the discretion of the Independent Trustees then serving, provided that shareholders may also nominate and select persons to serve in these positions. During the fiscal year ended December 31, 2006, there was one meeting of the Nominating Committee.

Audit Committee. The Board has an Audit Committee comprised only of the Independent Trustees, Messrs. Mack, Taylor, Buster, George, Mahoney and Morgan. Pursuant to its charter, the Audit Committee has the responsibility, among other things, to (1) appoint the Trust’s independent auditors; (2) review and approve the scope of the independent auditors’ audit activity; (3) review the financial statements which are the subject of the independent auditors’ certifications; and (4) review with such independent auditors the adequacy of the Trust’s basic accounting system and the effectiveness of the Trust’s internal accounting controls. During the fiscal year ended December 31, 2006, there were three meetings of the Audit Committee.

Valuation Committee. The Board has a Valuation Committee, comprised of all the Trustees, certain officers of the Trust, employees of GuideStone Financial Resources and employees of PFPC Inc., which provides accounting and administration services to the Funds. The Valuation Committee reviews and monitors the Valuation Procedures adopted by the Board. The Valuation Committee is responsible for determining the fair value of each Portfolio’s securities as needed in accordance with the Valuation Procedures and performs such other tasks as the Board deems necessary. The Valuation Committee meets on an adhoc basis to discuss issues relating to the valuation of securities held by the Funds. Committee members are required to report actions taken at their meetings at the next scheduled Board meeting following the Valuation Committee’s meeting. During the fiscal year ended December 31, 2006, there were four meetings of the Valuation Committee.

Security and Other Interests. The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in all of the Funds of the Trust (which for each Trustee comprise all registered investment companies within the Trust’s family of investment companies overseen by him), as of December 31, 2006.

Name of Trustee	Dollar Range of Equity Securities in each Portfolio of the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee within the Family of Investment Companies
INTERESTED TRUSTEES
Barry Dale Hartis

$50,001-$100,000 in the Flexible Income Fund

$10,001-$50,000 in the Growth & Income Fund

$10,001-$50,000 in the Capital Opportunities Fund

$10,001-$50,000 in the Low-Duration Bond Fund

$10,001-$50,000 in the Medium-Duration Bond Fund

Over $100,000
Gerald B. Jones	NONE	NONE

DISINTERESTED TRUSTEES
Michael R. Buster

$10,001-$50,000 in the International Equity Fund

Over $100,000 in the Capital Opportunities Fund

Over $100,000 in the Value Equity Fund

$50,000-$100,000 in the Growth Equity Fund

$1-$10,000 in the Small Cap Equity Fund

Over $100,000 in the Real Estate Securities Fund

Over $100,000
William Craig George	NONE	NONE
Joseph A. Mack	$10,001-$50,000 in the Growth and Income Fund $50,001-$100,000 in the Capital Opportunities Fund	$50,001-$100,000
Kevin P. Mahoney	Over $100,000 in the Global Equity Fund Over $100,000 in the Real Estate Securities Fund	Over $100,000
Franklin Morgan	NONE	NONE
James Ray Taylor	NONE	NONE

As a group, the Trustees and officers of the Trust owned less than 1% of each Class of a Fund, as of March 31, 2007.

As of December 31, 2006, the Independent Trustees or their respective immediate family members (spouse or dependent children) did not own beneficially or of record any securities of the Trust’s Investment Adviser,

Statement of Additional Information	35

Sub-Advisers or Distributor, or in any person directly or indirectly controlling, controlled by, or under common control with the Investment Adviser, Sub-Advisers or Distributor.

Mr. Mack is a beneficiary of a health plan sponsored by GuideStone Financial Resources, and a beneficiary of the South Carolina Baptist Convention Annuity Plan. Mr. Hartis is a beneficiary of a tax deferred retirement plan sponsored by GuideStone Financial Resources and made available to employees of an educational institution. Messrs. Mahoney and Buster are beneficiaries of the Church Retirement Plan sponsored by GuideStone Financial Resources.

The Trust pays no compensation to the Trustees. The Trust reimburses Trustees for any expenses incurred in attending meetings. The Trust does not compensate the officers for the services they provide to the Funds.

The Investment Adviser.  The Funds have employed GuideStone Capital Management a Texas non-profit corporation, as their Investment Adviser. GuideStone Financial Resources is the sole member of, and therefore controls, the Investment Adviser. GuideStone Financial Resources also controls GuideStone Financial Services, a Texas non-profit corporation which serves as custodian of certain IRAs invested in the Funds. Thus, the Trust, GuideStone Capital Management and GuideStone Financial Services are under the common control of GuideStone Financial Resources. GuideStone Financial Resources was established in 1918 and exists to assist churches and other Southern Baptist entities by making available retirement plan services, life and health coverage, risk management programs and personal and institutional investment programs. GuideStone Financial Resources is a Texas non-profit corporation of which the Southern Baptist Convention, a Georgia non-profit corporation, is the sole member.

The Sub-Advisers.  The Investment Adviser and the Trust have entered into a Sub-Advisory Agreement with Northern Trust Investments, N.A. (“NTI”) whereby NTI is responsible for monitoring and investing cash balances of each Fund, except the Money Market Fund. Under the agreement, NTI may from time to time invest in long and/or short positions in Treasury securities and derivative instruments such as futures contracts within the Date Target Funds and the Blended Funds in order to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs.

In addition, the Investment Adviser and the Trust have entered into Sub-Advisory Agreements with the Sub-Advisers to manage each Select Fund’s investment securities. It is the responsibility of the Sub-Advisers, under the general supervision of the Investment Adviser, to make day-to-day investment decisions for the Select Funds. The Sub-Advisers also place purchase and sell orders for portfolio transactions of the Select Funds in accordance with each Select Fund’s investment objectives and policies. The Investment Adviser allocates the portion of each Select Fund’s assets for which a Sub-Adviser will make investment decisions. The Investment Adviser may make reallocations at any time in its discretion.

Advisory Fees.  Under the Investment Advisory Agreement and Sub-Advisory Agreements, each Fund pays to the Investment Adviser and its Sub-Advisers advisory fees, which are computed daily and paid monthly, based on annual rates of the Fund’s average net assets.

For the past three fiscal years ended December 31, advisory fees paid to the Investment Adviser and the aggregate advisory fees paid to the Sub-Advisers were as follows:

	2006		2005		2004
Fund	Paid to Investment Adviser	Paid to Sub- Advisers	Paid to Investment Adviser	Paid to Sub- Advisers	Paid to Investment Adviser	Paid to Sub- Advisers
MyDestination 2005	$—	$—	$—	$—	$—	$—
MyDestination 2015	—	—	—	—	—	—
MyDestination 2025	—	—	—	—	—	—
MyDestination 2035	—	—	—	—	—	—
MyDestination 2045	—	—	—	—	—	—

36	GuideStone Funds

	2006		2005		2004
Fund	Paid to Investment Adviser	Paid to Sub- Advisers	Paid to Investment Adviser	Paid to Sub- Advisers	Paid to Investment Adviser	Paid to Sub- Advisers
Flexible Income	$313,133	$3,394	$270,346	$2,941	$281,802	$2,990
Growth & Income	1,341,512	15,458	1,224,320	15,641	1,193,211	16,455
Capital Opportunities	1,091,554	12,082	1,002,217	10,960	954,017	11,914
Global Equity	1,003,899	10,131	899,404	9,515	859,781	9,677
Flexible Income I	55,511	565	52,016	565	29,746	332
Growth & Income I	247,098	2,894	222,435	2,846	107,685	1,984
Capital Opportunities I	170,916	2,062	146,851	1,883	62,378	1,313
Global Equity I	132,740	1,474	113,691	1,434	28,513	653
Money Market	1,266,736	588,128	1,259,455	584,737	1,244,715	577,903
Low-Duration Bond	1,865,818	1,905,475	1,751,941	1,803,975	1,631,402	1,700,226
Medium-Duration Bond	2,626,056	2,266,752	2,326,559	2,030,655	1,924,817	1,718,990
Extended-Duration Bond	1,257,880	1,010,902	1,264,239	1,010,044	1,215,868	978,467
Global Bond	1,805	1,718	—	—	—	—
Equity Index	718,754	88,329	652,271	76,291	616,910	6,873
Real Estate Securities	2,634	5,322	—	—	—	—
Value Equity	6,537,246	3,602,516	6,047,255	3,413,068	5,604,857	3,196,507
Growth Equity	7,237,768	5,573,359	7,128,997	5,216,554	6,790,977	4,991,703
Small Cap Equity	1,710,801	3,870,597	1,566,909	3,560,051	1,306,804	3,311,130
International Equity	6,589,788	6,804,126	5,685,936	5,967,589	4,881,513	5,155,589

The Investment Adviser has agreed, through April 30, 2008, to waive fees and reimburse expenses of the GS2 Class, GS4 Class, GS6 Class and GS8 Class of each Fund (excluding interest, taxes, brokerage commissions, and extraordinary expenses) which exceed, in the aggregate, a specified annual percentage rate of each Class’ average daily net assets, which are set forth in the prospectus. For the fiscal years ended December 31, the Investment Adviser waived fees and reimbursed expenses as follows:

	2006		2005		2004
Fund	Fees Waived	Expenses Reimbursed	Fees Waived	Expenses Reimbursed	Fees Waived	Expenses Reimbursed
MyDestination 2005	$—	$—	$—	$—	$—	$—
MyDestination 2015	—	—	—	—	—	—
MyDestination 2025	—	—	—	—	—	—
MyDestination 2035	—	—	—	—	—	—
My Destination 2045	—	—	—	—	—	—
Flexible Income	159,859	—	156,185	—	117,642	—
Growth & Income	77,128	—	77,821	—	11,549	—
Capital Opportunities	80,467	—	83,384	—	28,222	—
Global Equity	92,374	—	94,588	—	44,960	—
Flexible Income I	74,843	19,332	67,274	15,258	29,746	35,696
Growth & Income I	16,300	—	24,235	—	52,113	—
Capital Opportunities I	44,435	—	49,406	—	62,378	1,442
Global Equity I	48,451	—	51,008	—	28,513	38,994
Money Market	12,676	—	26,048	—	(46,872)	—

Statement of Additional Information	37

	2006		2005		2004
Fund	Fees Waived	Expenses Reimbursed	Fees Waived	Expenses Reimbursed	Fees Waived	Expenses Reimbursed
Low-Duration Bond	$523,156	$—	$516,540	—	$504,001	—
Medium-Duration Bond	839,380	—	895,592	—	758,345	—
Extended-Duration Bond	135,208	—	119,298	—	77,079	—
Global Bond	3,712	1,907	—	—	—	—
Equity Index	169,692	—	167,286	—	74,504	—
Real Estate Securities	4,947	2,313	—	—	—	—
Value Equity	250,052	—	309,889	—	304,962	—
Growth Equity	1,208,620	—	1,192,559	—	1,174,603	—
Small Cap Equity	274,430	—	213,295	—	524,217	—
International Equity	2,092,511	—	1,940,476	—	1,635,218	—

Each Fund has agreed to reimburse the Investment Adviser for any operating expenses in excess of the expense limitation paid, waived or assumed by the Investment Adviser for that Fund during the limitation period, provided the Investment Adviser would not be entitled to recapture any amount that would cause a Fund’s operating expenses to exceed the expense limitation during the year in which the recapture would be made, and provided further that no amount will be recaptured by the Investment Adviser more than three years after the year in which it was incurred or waived by the Investment Adviser.

The Investment Adviser recaptured the following amounts during the fiscal year ended December 31, 2006:

Fund	GS2 Class	GS4 Class	GS6 Class	GS8 Class
Growth & Income	$—	$—	$344	$—
Capital Opportunities	—	—	—	398
Value Equity	—	—	389	—
Small Cap Equity	—	—	1,240	—

From time to time, the Investment Adviser may enter into a Sub-advisory Agreement with a Sub-adviser that manages multiple Funds in the GuideStone Funds complex. In certain cases where the advisory fee schedule under the Sub-advisory Agreement includes breakpoints that reduce the fee as assets increase, the net assets of the other Funds advised by the Sub-adviser may be aggregated for purposes of calculating the fee payable under the Agreement.

The Select Funds have been granted an order by the SEC that permits the Investment Adviser, subject to approval by the Board of Trustees, to hire Sub-Advisers without shareholder approval, and to make material changes to the Sub-Advisory Agreements, provided that shareholders of the applicable Select Fund will be notified of such a change within 90 days. Changes in a Fund’s sub-advisory arrangements may result in increased transaction costs due to restructuring of the Fund’s portfolio, which may negatively affect the Fund’s performance.

The Investment Adviser reviews the Sub-Advisers’ performance, allocates assets of each Select Fund among them and makes recommendations to the Board of Trustees regarding changes to the Sub-Advisers selected. To the extent that the Investment Adviser re-allocates a Select Fund’s assets to an existing Sub-Adviser that charges a higher sub-advisory fee, the Select Fund may be subject to increased sub-advisory fees and therefore, a higher overall management fee.

The Investment Adviser directs the Sub-Advisers to place security trades through designated brokers who have agreed to pay certain custody, transfer agency or other operating expenses on behalf of the Equity Funds. The amount of operating expenses paid through such brokerage service arrangements for the fiscal year ended December 31, 2006 were as follows:

Fund	Expenses Paid Through Brokerage Service Arrangements
Value Equity	$100,675
Growth Equity	88,469
Small Cap Equity	67,819
International Equity	155,667

38	GuideStone Funds

Control Persons of Sub-Advisers:  The following is a description of parties who control the Sub-Advisers.

Money Market Fund:

BlackRock Institutional Management Corporation (“BIMC”), Wilmington, Delaware:  BIMC, located at 100 Bellevue Parkway, Wilmington, DE 19809, is a wholly-owned subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with approximately $1.125 trillion of assets under management as of December 31, 2006. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc. and Merrill Lynch & Co., Inc.

Low-Duration Bond Fund:

BlackRock Financial Management, Inc. (“BFM”), New York, New York:  BFM, located at 40 E. 52nd Street, New York, NY 10022, is a wholly-owned subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with approximately $1.125 trillion of assets under management as of December 31, 2006. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc. and Merrill Lynch & Co., Inc.

Pacific Investment Management Company LLC (“PIMCO”), Newport Beach, California:  PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P., (“AGI LP”). Allianz SE (“Allianz SE”) is the indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company.

Payden & Rygel, Los Angeles, California:  Payden & Rygel is one of the largest global, independent investment managers in the United States, with over $50 billion in assets under management. Founded in 1983, the firm is a leader in the active management of fixed-income and equity portfolios for a diversified client base. Payden & Rygel advises corporations, foundations and endowments, pension plans, public funds and individual investors on their overall investment strategies. The firm manages its portion of the Low-Duration Bond Fund utilizing a team approach that exploits the collective wisdom of a highly qualified group of professionals. The Investment Policy Committee, comprised of managing principals averaging a 17-year tenure with the firm, oversees the investment process.

Medium-Duration Bond Fund:

Goldman Sachs Asset Management, L.P. (“GSAM”), New York, New York:  GSAM, a registered investment adviser since 1990, is headquartered in New York. GSAM provides a wide range of discretionary and investment advisory services, actively managed and quantitatively driven, for its clients. GSAM is part of the Investment Management Division and an affiliate of Goldman, Sachs & Co.

Pacific Investment Management Company LLC (“PIMCO”), Newport Beach, California:  PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P., (“AGI LP”). Allianz SE (“Allianz SE”) is the indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company.

Western Asset Management Company (“Western”), Pasadena, California:  Western is owned by Legg Mason, Inc., a NYSE-listed, diversified financial services company based in Baltimore, Maryland.

Western Asset Management Company Limited (“WAMCL”), London, England:  The firm is a subsidiary of Legg Mason, Inc., a NYSE-listed, diversified financial services company based in Baltimore, Maryland. It is an affiliated company of Western.

Statement of Additional Information	39

Extended-Duration Bond Fund:

Loomis, Sayles & Company, L.P., Boston Massachusetts (“Loomis”):  Loomis is a limited partnership whose general partner, Loomis, Sayles & Company, Incorporated, is a wholly-owned subsidiary of IXIS Asset Management US Group, L.P., (“IXIS Asset Management US Group”). IXIS Asset Management US Group is part of IXIS Asset Management Group, an international asset management group based in Paris, France. IXIS Asset Management Group is ultimately owned principally, directly or indirectly, by three large French financial services entities: Natixis (formerly Natexis Banques Popularies), an investment banking and financial services firm; the Caisse Nationale des Caisses d’Epargne (“CNCE”), a financial institution owned by French regional savings banks known as the Caisses d’Epargne; and Banque Fédérale des Banues Populaires (“BFBP”), a financial institution owned by regional cooperative banks known as the Banques Populaires. The registered address of Natixis is 45, rue Saint-Dominique, 75007 Paris, France. The registered address of CNCE is 5, rue Masseran, 75007 Paris, France. The registered address of BFBP is 5, rue Leblanc, 75011 Paris, France.

STW Fixed Income Management Ltd. (“STW”), Carpinteria, California:  STW’s controlling person is William H. Williams, CEO and CIO, who owns 100% of the common stock of the privately held company.

Global Bond Fund

Western Asset Management Company (“Western”), Pasadena, California:  Western is owned by Legg Mason, Inc., a NYSE-listed, diversified financial services company based in Baltimore, Maryland.

Western Asset Management Company Limited (“WAMCL”), London, England:  The firm is a subsidiary of Legg Mason, Inc., a NYSE-listed, diversified financial services company based in Baltimore, Maryland. It is an affiliated company of Western.

Equity Index Fund:

Northern Trust Investments, N.A. (“NTI”), Chicago, Illinois:  NTI is a wholly-owned subsidiary of The Northern Trust Company, an Illinois state chartered bank, which serves as the custodian for the Funds. The Northern Trust Company, in turn, is a wholly-owned subsidiary of Northern Trust Corporation, a bank holding company that delivers trust, investment and banking services to individuals, corporations and institutions.

Real Estate Securities Fund:

RREEF America L.L.C. (“RREEF”), New York, New York:  RREEF is an indirect wholly-owned subsidiary of Deutsche Bank A.G. RREEF is the brand name of the real estate and infrastructure division for the asset management activities of Deutsche Bank A.G.

Value Equity Fund:

Aronson+Johnson+Ortiz, LP (“AJO”), Philadelphia, Pennsylvania:  AJO is wholly-owned and operated by nine active partners. Founder of the firm, Theodore R. Aronson, whose ownership in the firm is greater than 25%, is the only control person.

Barrow, Hanley, Mewhinney & Strauss, Inc. (“BHMS”), Dallas, Texas:  BHMS is wholly-owned by Old Mutual Asset Managers (US) LLC, which is a wholly-owned subsidiary of Old Mutual PLC, an international financial services group based in London.

Equinox Capital Management, LLC, New York, New York:  Equinox Capital Management, LLC is owned entirely by active employees. It is not affiliated with, nor participates in joint ventures with, any other firm. Ronald J. Ulrich, Chairman, owns a controlling interest.

40	GuideStone Funds

Northern Trust Investments, N.A. (“NTI”), Chicago, Illinois:  NTI is a wholly-owned subsidiary of The Northern Trust Company, an Illinois state chartered bank, which serves as the custodian for the Funds. The Northern Trust Company, in turn, is a wholly-owned subsidiary of Northern Trust Corporation, a bank holding company that delivers trust, investment and banking services to individuals, corporations and institutions.

TCW Investment Management Company (“TCW”), New York, New York:  TCW has been providing investment management services since 1971. The TCW Group principally includes the parent company, The TCW Group, Inc. (“TCWG”); Trust Company of the West, an independent trust company chartered by the State of California; TCW Asset Management Company (TAMCO); and TCW. TAMCO and TCW are investment advisors registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940.

The TCW Group is divided into three divisions for Global Investment Performance Standards (GIPS®) compliance purposes: the Marketable Securities Division; the Alternative Investments/Structured Products Division; and the Managed Accounts Division. Only the Marketable Securities Division claims compliance with the GIPS®.

In July of 2001, TCWG became a subsidiary of Société Generale Asset Management (“SGAM”), the asset management division of Société Generale, S.A. (“SG”). SG indirectly owns substantially all of the equity interests in TCWG. In order to motivate and retain key professionals within TCWG, the 2001 transaction contemplated the recirculation of ownership to TCWG professionals up to an ultimate level of approximately 30% of the effective economic interests in TCWG. Economic interests are made available through TCWG’s use of Stock Option Plans. Through December 31, 2006, approximately 10% in effective economic interests are in the hands of TCWG professionals. Over time, more recirculation of the remainder of the 30% effective economic interests will be made available for key employees. Although SG owns TCWG, it does not exercise management authority or make investment decisions in the asset management divisions of TCWG.

Growth Equity Fund:

Marsico Capital Management, LLC (“Marsico”), Denver, Colorado:  Marsico has been a registered investment adviser since September 1997. Marsico is a wholly-owned indirect subsidiary of Bank of America Corporation.

RCM Capital Management (“RCM”), San Francisco, California:  RCM is wholly-owned by RCM US Holdings LLC (“US Holdings”). US Holdings is a Delaware limited liability company that is wholly-owned by Allianz Global Investors AG (“AGI”). AGI, in turn, is owned by Allianz SE (“Allianz”). Allianz’s principal executive offices are located at Koeniginstrasse 28, D-80802, Munich, Germany. Allianz is a publicly traded company and acts as a reinsurance company and a holding company for the Allianz Group. The Allianz Group is one of the world’s leading financial service providers, offering insurance and asset management products and services through property-casualty insurance, life and health insurance, and financial services business segments. Allianz engages in financial services operations through over 850 subsidiaries with over 177,000 employees in more than 70 countries around the world. Allianz and RCM are committed to the integrity of their investment platform and the retention and overall well-being of employees is key. RCM does not anticipate that there will be any changes to the portfolio management of the Fund.

Sands Capital Management, LLC (“Sands”) Arlington, Virginia:  Sands is a registered investment advisory firm founded in 1992. Sands is an independently owned limited liability company headquartered in Arlington, Virginia.

TCW Investment Management Company (“TCW”), Los Angeles, California:  TCW has been providing investment management services since 1971. The TCW Group principally includes the parent company, The TCW Group, Inc. (“TCWG”); Trust Company of the West, an independent trust company chartered by the

Statement of Additional Information	41

State of California; TCW Asset Management Company (TAMCO); and TCW. TAMCO and TCW are investment advisors registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940.

The TCW Group is divided into three divisions for Global Investment Performance Standards (GIPS®) compliance purposes: the Marketable Securities Division; the Alternative Investments/Structured Products Division; and the Managed Accounts Division. Only the Marketable Securities Division claims compliance with the GIPS®.

In July of 2001, TCWG became a subsidiary of Société Generale Asset Management (“SGAM”), the asset management division of Société Generale, S.A. (“SG”). SG indirectly owns substantially all of the equity interests in TCWG. In order to motivate and retain key professionals within TCWG, the 2001 transaction contemplated the recirculation of ownership to TCWG professionals up to an ultimate level of approximately 30% of the effective economic interests in TCWG. Economic interests are made available through TCWG’s use of Stock Option Plans. Through December 31, 2006, approximately 10% in effective economic interests are in the hands of TCWG professionals. Over time, more recirculation of the remainder of the 30% effective economic interests will be made available for key employees. Although SG owns TCWG, it does not exercise management authority or make investment decisions in the asset management divisions of TCWG.

Small Cap Equity Fund:

Aronson+Johnson+Ortiz LP (“AJO”), Philadelphia, Pennsylvania:  AJO is wholly-owned and operated by nine active partners. Founder of the firm, Theodore R. Aronson, whose ownership in the firm is greater than 25%, is the only control person.

Lord, Abbett & Co. LLC (“Lord Abbett”), Jersey City, New Jersey:  Lord Abbett is a registered investment advisory firm founded in 1929. Lord Abbett is a private, independent money management company.

Lotsoff Capital Management (“LCM”), Chicago, Illinois:  LCM is a registered investment advisory firm founded in 1981. LCM is independently owned by its 17 general partners.

Provident Investment Counsel, Inc. (“PIC”), Pasadena, California:  PIC is wholly-owned by Old Mutual plc, a United Kingdom-based financial services group with a substantial life assurance business in South Africa and other southern African countries and an integrated, international portfolio of activities in asset management, banking and general insurance.

TimesSquare Capital Management, LLC. (“TSCM”), New York, New York:  TSCM is a registered investment advisory firm organized in November 2004 in strategic partnership with Affiliated Managers Group, Inc. TSCM was formed to succeed to the growth equity investment advisory business of its predecessor, TimesSquare Capital Management, Inc. TSCM is an investment management firm focused on meeting the needs of all of its clients.

International Equity Fund:

AllianceBernstein L.P. (“AllianceBernstein”), New York, New York:  AllianceBernstein, an investment adviser registered under the Investment Advisers Act of 1940, as amended, is a Delaware limited partnership of which AllianceBernstein Corporation (“ABC”), an indirect wholly-owned subsidiary of AXA Financial, Inc. (“AXA

42	GuideStone Funds

Financial”) is the general partner. AllianceBernstein Holding L.P. (“AllianceBernstein Holding”) owns approximately 33.1% of the outstanding units of limited partnership interest in AllianceBernstein (“Alliance Units”). Equity interests of AllianceBernstein Holding are traded on the NYSE in the form of units (“AllianceBernstein Holding Units”). As of December 31, 2006, AXA Financial, together with ABC and certain of its wholly-owned subsidiaries, beneficially owned approximately 1.7% of the outstanding AllianceBernstein Holding Units and 60.3% of economic interest in AllianceBernstein. AXA Financial, a Delaware corporation, is wholly-owned subsidiary of AXA, a French insurance holding company.

Capital Guardian Trust Company (“CGTC”), Los Angeles, California:  CGTC is a wholly-owned subsidiary of Capital Group International, Inc. which itself is a wholly-owned subsidiary of The Capital Group Companies, Inc.

Genesis Asset Managers, LLP (“Genesis”), Guernsey, Channel Islands:  Genesis which operates out of Guernsey, Channel Islands is the parent entity of the Genesis Group which specializes in the investment management of Emerging Markets. The Genesis Group was formed in 1989 and as of June 2004, is majority owned by Affiliated Managers Group, Inc., an asset management holding company, with the balance of the interests held by Genesis management. As of December 31, 2006, Genesis had approximately $20.85 billion assets under management. Investment decisions for its portion of the International Equity Fund are made by a team of country, sector and industry specialists at Genesis.

Mondrian Investment Partners Limited (“Mondrian”), London, England:  Mondrian Investment Partners is 57% owned by Mondrian Investment Partners Limited’s management and employees, and 43% owned by investment funds affiliated with a private equity firm, Hellman & Friedman LLC.

Philadelphia International Advisors, L.P. (“PIA”), Philadelphia, Pennsylvania:  PIA is a registered investment adviser with the SEC and is a limited partnership with Glenmede Trust Company. The general partner is Philadelphia International Partners, L.P., the principals (11) of which are PIA’s senior investment professionals and two senior managers. The Glenmede Trust Company transferred its international equities business to PIA effective January, 2002.

The Boston Company Asset Management, LLC (“Boston Company”), Boston, Massachusetts: Boston Company was founded in 1970 by Boston Safe & Deposit Trust Company. In 1981, Shearson Lehman purchased the firm. Mellon Financial Corporation purchased The Boston Company in 1992. In December 2006, an announcement was released detailing the agreement to merge the Bank of New York and Mellon Financial Corporation. This agreement is expected to close during 2007.

Walter Scott & Partners Limited (“WSPL”), Edinburgh, Scotland:  WSPL established in 1983, is a global investment management firm. It is a wholly owned subsidiary within the Mellon Financial Corporation group (“Mellon”) and is an autonomous unit within Mellon’s boutique of investment managers. The founders and senior investment professionals have in excess of 15 years experience each investing in equities around the world.

The Date Target Funds and the Blended Funds:

Northern Trust Investments, N.A. (“NTI”), Chicago, Illinois:  NTI is a wholly-owned subsidiary of The Northern Trust Company, an Illinois state chartered bank, which serves as the custodian for the Funds. The Northern Trust Company, in turn, is a wholly-owned subsidiary of Northern Trust Corporation, a bank holding company that delivers trust, investment and banking services to individuals, corporations and institutions.

Statement of Additional Information	43

Fund Expenses.  Each Fund pays the expenses incurred in its operations, including its pro rata share of expenses of the Trust. These expenses include investment advisory and administrative fees; registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the custodian for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants and legal counsel; insurance premiums; and expenses of calculating the net asset value of, and the net income on, shares. Each Date Target Fund and Blended Fund also bears its proportionate share of the operating expenses of the Select Funds in which it holds shares. In addition, the Fund may allocate transfer agency and certain other expenses by Class.

44	GuideStone Funds

Portfolio Managers

Other Accounts Managed.  The following table provides additional information about other accounts managed by portfolio managers and management team members jointly and primarily responsible for the day-to-day management of the Funds for the fiscal year ended December 31, 2006.

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.	For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the
							performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Sub-Advisers Portfolio Managers	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)

AllianceBernstein L.P.
Stephen Beinhacker	0	N / A	2	$5,450	22	$5,850	N / A	N / A	N / A	N / A	2	$2,070
Manish Singhai	4	$359	2	$282	12	$940	N / A	N / A	N / A	N / A	7	$1,305
Jean Van de Walle	4	$140	1	$17	12	$383	N / A	N / A	N / A	N / A	6	$497
Michael Levy	6	$2,089	2	$72	13	$454	N / A	N / A	N / A	N / A	6	$614
Aronson+Johnson+Ortiz LP*	12	$4,052	18	$4,506	54	$13,022	2	$106	4	$615	46	$5,412
Theodore R. Aronson
Kevin M. Johnson
Martha E. Ortiz
Stefani Cranston
Gina Marie N. Moore
R. Brian Wenzinger
Barrow, Hanley, Mewhinney & Strauss, Inc.
J. Ray Nixon	N / A	N / A	5	$122.9	23	$2,859	N / A	N / A	N / A	N / A	N / A	N / A

Statement of Additional Information	45

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.	For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the
							performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Sub-Advisers Portfolio Managers	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
BlackRock Financial Management, Inc.
Scott Amero	41	$31,400	31	$7,800	281	$94,100	N / A	N / A	4	$1,600	24	$7,800
Keith Anderson	25	$18,400	5	$2,200	252	$92,300	N / A	N / A	3	$2,100	19	$6,900
Todd Kopstein	12	$4,800	16	$37,700	60	$19,600	N / A	N / A	1	$183	6	$1,700

Capital Guardian Trust Company
David I. Fisher	23	$24,180	30	$48,070	302	$106,110	1	$1,030	N / A	N / A	10	$6,170
Arthur J. Gromadzki	9	$4,690	9	$27,230	131	$43,670	1	$1,030	N / A	N / A	13	$6,050
Richard N. Havas	11	$5,050	22	$36,350	199	$76,740	1	$1,030	N / A	N / A	9	$3,930
Seung Kwak	9	$4,690	10	$27,390	166	$54,630	1	$1,030	N / A	N / A	21	$10,060
Nancy J. Kyle	12	$18,370	28	$44,940	161	$60,050	1	$1,030	N / A	N / A	7	$3,600
John Mant	9	$4,690	13	$31,140	206	$68,640	1	$1,030	N / A	N / A	11	$5,650
Lionel Sauvage	11	$5,050	22	$45,130	312	$112,060	1	$1,030	N / A	N / A	26	$13,710
Nilly Sikorsky	11	$5,050	23	$42,870	417	$140,330	1	$1,030	N/A	N/A	55	$28,200
Rudolph Staehelin	11	$5,050	21	$42,650	298	$98,250	1	$1,030	N / A	N / A	24	$13,820
Equinox Capital Management, LLC
Wendy D. Lee, CFA	N / A	N / A	N / A	N / A	5	$462	N / A	N / A	N / A	N / A	N / A	N / A

46	GuideStone Funds

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.	For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the
							performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Sub-Advisers Portfolio Managers	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Genesis Asset Managers, LLP
Karen Yerburgh	N / A	N / A	2	$443	4	$1,446	N / A	N / A	N / A	N / A	N / A	N / A
Paul Ballantyne	N / A	N / A	N / A	N / A	4	$1,284	N / A	N / A	N / A	N / A	N / A	N / A
Andrew Elder	1	$798	N / A	N / A	1	$132	N / A	N / A	N / A	N / A	N / A	N / A

Goldman Sachs Asset Management, L.P.
Jonathan Beinner	32	$24,056	61	$26,809	1,639	$132,464	N / A	N / A	15	$7,821	50	$19,213
Thomas Kenny	32	$24,056	61	$26,809	1,639	$132,464	N / A	N / A	15	$7,821	50	$19,213
Christopher Sullivan	14	$6,647	25	$11,911	268	$49,619	N / A	N / A	7	$5,660	4	$2,136
James Clark	14	$6,647	25	$11,911	268	$49,619	N / A	N / A	7	$5,660	4	$2,136
Philip Moffitt	2	$1,186	43	$17,078	178	$41,865	N / A	N / A	13	$7,388	34	$11,265
Andrew Wilson	2	$1,186	43	$17,078	178	$41,865	N / A	N / A	13	$7,388	34	$11,265
Iain Lindsay	2	$1,186	43	$17,078	178	$41,865	N / A	N / A	13	$7,388	34	$11,265
Jim Cielinski	16	$9,010	48	$20,381	445	$94,211	N / A	N / A	15	$7,821	25	$11,010
Thomas Teles	20	$10,989	19	$10,985	313	$71,071	N / A	N / A	5	$5,227	11	$6,934
Loomis, Sayles & Company, L.P.
Daniel J. Fuss	12	$17,955	4	$294	84	$10,397	N / A	N / A	N / A	N / A	4	$775
Lord, Abbett & Co. LLC
Michael T. Smith	4	$1,808	N / A	N / A	14	$874	N / A	N / A	N / A	N / A	N / A	N / A

Statement of Additional Information	47

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.	For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the
							performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Sub-Advisers Portfolio Managers	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Lotsoff Capital Management*	2	$251	12	$502	125	$2,861	N / A	N / A	N / A	N / A	N / A	N / A
Joseph N. Pappo
Donald W. Reid, PhD
Marsico Capital Management, LLC
Thomas F. Marsico	36	$34,894	14	$2,261	189	$28,219	N / A	N / A	N / A	N / A	N / A	N / A

Mondrian Investment Partners Ltd.
Russell Mackie	7	$993	N / A	N / A	13	$2,254	N / A	N / A	N / A	N / A	N / A	N / A
Clive A. Gillmore	4	$4,242	2	$1,811	24	$4,071	N / A	N / A	N / A	N / A	N / A	N / A
Northern Trust Investments, N.A.
Brent Reeder	21	$14,997	30	$72,662	81	$47,617	N / A	N / A	N / A	N / A	N / A	N / A
Chris Jaeger	4	$5,500	10	$23,758	15	$9,283	N / A	N / A	N / A	N / A	N / A	N / A
Lucy Johnston	2	$2,221	9	$10,002	16	$9,504	N / A	N / A	N / A	N / A	N / A	N / A

Pacific Investment Management Company LLC
Chris Dialynas	9	$2,779	16	$7,305	92	$40,332	N / A	N / A	N / A	N / A	10	$3,167

48	GuideStone Funds

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.	For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the
							performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Sub-Advisers Portfolio Managers	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Payden & Rygel
James Sarni	5	$1,100	N / A	N / A	135	$28,254	N / A	N / A	N / A	N / A	1	$420
Colleen Ambrose	5	$1,100	N / A	N / A	135	$28,254	N / A	N / A	N / A	N / A	N / A	N / A
Joyce Horn	1	$160	1	$390	30	$4,500	N / A	N / A	N / A	N / A	N / A	N / A
Philadelphia International Advisors, L.P.*	5	$2,466	3	$868	72	$5,098	N / A	N / A	N / A	N / A	3	$276
Andrew B. Williams
Robert Benthem de Grave
Frederick Herman
Peter O’Hara
Provident Investment Counsel, Inc.*	2	$178	1	$643	13	$784	N / A	N / A	N / A	N / A	N / A	N / A
Ned W. Brines
Andrew J. Pearl
Barry B. Burch
David J. Furth
RCM Capital Management LLC
Ray Edelman	3	$627	2	$21	35	$1,407	N / A	N / A	N / A	N / A	N / A	N / A

Statement of Additional Information	49

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.	For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the
							performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Sub-Advisers Portfolio Managers	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
RREEF America L.L.C.*†	11	$6,354	8	$859	46	$4,533	N/A	N/A	3	$113	3	$766
John F. Robertson
John Vojticek
Jerry Ehlinger
Asad Kazim
Sands Capital Management, LLC*	5	$2,524	13	$737	1,349	$16,009	1	$546	N / A	N / A	6	$1,019
Frank M. Sands, Sr., CFA
David E. Levanson, CFA
Frank M. Sands, Jr., CFA
A. Michael Sramek, CFA
STW Fixed Income Management Ltd.*	2	$689	3	$456	86	$9,168	N / A	N / A	N / A	N / A	N / A	N / A
William H. Williams
Edward H. Jewett
Richard A. Rezek Jr., CFA
John Barclay Rodgers, CFA
Benson Chau, CFA

50	GuideStone Funds

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.	For other accounts managed by Portfolio Manager(s) within
each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on
							the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Sub-Advisers Portfolio Managers	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
TCW Investment Management Company
Craig C. Blum	9	$4,596	5	$1,871	137	$10,400	N / A	N / A	1	$601	6	$1,349
Stephen A. Burlingame	9	$4,596	5	$1,871	137	$10,400	N / A	N / A	1	$601	6	$1,349
Diane Jaffee, CFA†	7	$4,404	11	$6,647	87	$9,645	N / A	N / A	6	$6,321	1	$91

TimesSquare Capital Management, LLC
Yvette Bockstein	2	$1,148	1	$642	69	$4,436	N / A	N / A	N / A	N / A	4	$431
Grant Babyak	5	$1,653	2	$943	121	$5,950	N / A	N / A	N / A	N / A	5	$461
Kenneth Duca	2	$1,148	1	$642	1	$9	N / A	N / A	N / A	N / A	N / A	N / A
The Boston Company Asset Management, LLC*	12	$4,100	3	$2,500	56	$9,200	N / A	N / A	N / A	N / A	N / A	N / A
Jeffrey R. Sullivan, CFA
Remi J. Browne, CFA
Walter Scott & Partners Limited*	5	$1,000	21	$9,316	87	$19,181	N / A	N / A	N / A	N / A	4	$1,407
Dr. Walter Grant Scott
Dr. Kenneth J. Lyall

Statement of Additional Information	51

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.	For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the
							performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Sub-Advisers Portfolio Managers	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Western Asset Management Company
Stephen A. Walsh**	135	$101,777	119	$125,569	818	$172,224	N / A	N / A	N / A	N / A	96	$31,139
S. Kenneth Leech**	135	$101,777	119	$125,569	818	$172,224	N / A	N / A	N / A	N / A	96	$31,139
Edward A. Moody	3	$698	1	$52	109	$19,930	N / A	N / A	N / A	N / A	10	$3,094
Carl L. Eichstaedt	16	$4,273	1	$334	99	$22,987	N / A	N / A	N / A	N / A	2	$1,071
Mark S. Lindbloom	8	$3,177	4	$354	23	$4,689	N / A	N / A	N / A	N / A	2	$1,021
Western Asset Management Company Limited
Stephen A. Walsh**	135	$101,777	119	$125,569	818	$172,224	N / A	N / A	N / A	N / A	96	$31,139
S. Kenneth Leech**	135	$101,777	119	$125,569	818	$172,224	N / A	N / A	N / A	N / A	96	$31,139
Ian R. Edmonds	N / A	N / A	1	$75	2	$235	N / A	N / A	N / A	N / A	2	$235
Detlev S. Schichter	2	$196	21	$3,899	64	$23,809	N / A	N / A	N / A	N / A	21	$7,046

*	The Sub-Adviser utilizes a team-based approach to portfolio management and each of the portfolio managers listed below are jointly and primarily responsible for the management of a portion of the accounts listed in each category.

**	Each of the portfolio managers are jointly and primarily responsible for the management of all of the Sub-Adviser’s portfolios, but they are not solely responsible for particular portfolios.

†	The Sub-Adviser utilizes a team-based approach to portfolio management. With regard to the portion of the assets allocated to the Sub-Adviser for the Value Equity Fund, the portfolio manager has sole discretion over all buy/sell decisions.

52	GuideStone Funds

Material Conflicts of Interest.  Material conflicts of interest that may arise in connection with the portfolio managers’ management of the Select Funds’ investments and the investments of the other accounts managed include conflicts between the investment strategy of a Select Fund and the investment strategy of other accounts managed by the portfolio manager and conflicts associated with the allocation of investment opportunities between a Select Fund and other accounts managed by the portfolio manager.

By implementing investment strategies of various accounts, a portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that pay higher fees, accounts that pay performance-based fees or accounts of affiliated companies. Such favorable treatment could lead to more favorable investment opportunities for some accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations, and accounts managed on behalf of individuals), and commingled trust accounts.

Portfolio managers make investment decisions for each portfolio, including the Select Funds, based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio, or may take similar actions for different portfolios at different times. Consequently, the mix of securities purchased in one portfolio may perform better than the mix of securities purchased for another portfolio. Similarly, the sale of securities from one portfolio may cause that portfolio to perform better than others if the value of those securities decline.

Potential conflicts of interest may also arise when allocating and/or aggregating trades. Sub-Advisers often aggregate into a single trade order several individual contemporaneous client trade orders in a single security. When trades are aggregated on behalf of more than one account, such transactions should be allocated to all participating client accounts in a fair and equitable manner. With respect to IPOs and other syndicated or limited offerings, accounts with the same or similar investment objectives should receive an equitable opportunity to participate meaningfully and should not be unfairly disadvantaged.

Portfolio Manager Compensation:

Following is a description of the structure of, and method used to determine the compensation received by the Funds’ portfolio managers or management team members from the Funds, the Adviser or any other source with respect to managing the Funds and any other accounts for the fiscal year ended December 31, 2005. Information for RREEF America L.L.C. is provided as of June 30, 2006. Information for BlackRock Financial Management, BlackRock Institutional Management Corporation and Walter, Scott & Partners Limited is as of September 30, 2006.

AllianceBernstein L.P.  AllianceBernstein’s compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients, including shareholders of the AllianceBernstein Mutual Funds. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in the level of assets under management. Investment professionals’ annual compensation is comprised of the following:

(i) Fixed base salary:  This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary [is determined at the outset of employment based on level of experience,] does not change significantly from year-to-year, and hence, is not particularly sensitive to performance.

(ii) Discretionary incentive compensation in the form of an annual cash bonus:  AllianceBernstein’s overall profitability determines the total amount of incentive compensation available to investment professionals. This

Statement of Additional Information	53

portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional’s compensation, AllianceBernstein considers the contribution to his/her team or discipline as it relates to that team’s overall contribution to the long-term investment success, business results and strategy of AllianceBernstein. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional’s compensation and the compensation is not tied to any pre-determined or specified level of performance. AllianceBernstein also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of AllianceBernstein’s leadership criteria.

(iii) Discretionary incentive compensation in the form of awards under AllianceBernstein’s Partners Compensation Plan (“deferred awards”):  AllianceBernstein’s overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. There is no fixed formula for determining these amounts. Deferred awards, for which there are various investment options, vested over a four-year period and are generally forfeited if the employee resigns or AllianceBernstein terminates his/her employment. Investment options under the deferred awards plan include many of the same AllianceBernstein Mutual Funds offered to mutual fund investors, thereby creating a close alignment between the financial interests of the investment professionals and those of AllianceBernstein’s clients and mutual fund shareholders with respect to the performance of those mutual funds. AllianceBernstein also permits deferred award recipients to allocate up to 50% of their award to investments in AllianceBernstein’s publicly traded equity securities.1

(iv) Contributions under AllianceBernstein’s Profit Sharing/401(k) Plan:  The contributions are based on AllianceBernstein’s overall profitability. The amount and allocation of the contributions are determined at the sole discretion of AllianceBernstein.

Aronson+Johnson+Ortiz LP. (“AJO”).  Each of AJO’s portfolio managers is a principal of the firm. All principals are compensated through salary and merit-based bonuses that are awarded entirely for contribution and elbow grease. The managing principal of AJO, in consultation with the other senior partners, determines the bonus amounts for each portfolio manager. Bonuses can be a significant portion of a portfolio manager’s overall compensation. Bonus amounts are generally based on the following factors: net revenues and cash position of AJO, ownership percentage of the portfolio manager, and overall contributions of the portfolio manager to the operations of AJO. Principals also share in the profits of the firm through equity-related distributions. Though many of the firm’s fee arrangements are performance-based, no individual’s compensation is directly tied to account performance.

Barrow, Hanley, Mewhinney & Strauss, Inc.  In addition to base salary, all portfolio managers and analysts share in a bonus pool that is distributed semi-annually. Analysts and portfolio managers are rated on their value added to the team-oriented investment process. Overall compensation applies with respect to all accounts managed and compensation does not differ with respect to distinct accounts managed by a portfolio manager. Compensation is not tied to a published or private benchmark. It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst’s sector if there are no compelling opportunities in the industries covered by that analyst.

The compensation of portfolio managers is not directly tied to fund performance or growth in assets for any fund or other account managed by a portfolio manager and portfolio managers are not compensated for bringing in new business. Of course, growth in assets from the appreciation of existing assets and/or growth in new assets will increase revenues and profit. The consistent, long-term growth in assets at any investment firm is to a great extent, dependent upon the success of the portfolio management team. The compensation of the portfolio

54	GuideStone Funds

management team at the Adviser will increase over time, if and when assets continue to grow through competitive performance.

BlackRock Financial Management, Inc. (“BFM”).  BFM’s financial arrangements with its portfolio managers, its competitive compensation, and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock, Inc. (“BlackRock”) such as its Long-Term Retention and Incentive Plan and Restricted Stock Program.

Base compensation.  Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm.

Discretionary compensation.  In addition to base compensation, portfolio managers may receive discretionary compensation, which can be a substantial portion of total compensation. Discretionary compensation can include a discretionary cash bonus as well as one or more of the following:

Long-Term Retention and Incentive Plan (LTIP) — The LTIP is a long-term incentive plan that seeks to reward certain key employees. The plan provides for the grant of awards that are expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock common stock. Messrs. Amero, Anderson and Kopstein have received awards under the LTIP.

Deferred Compensation Program — A portion of the compensation paid to each portfolio manager may be voluntarily deferred by the portfolio manager into an account that tracks the performance of certain of the firm’s investment products. Each portfolio manager is permitted to allocate his deferred amounts among various options, including to certain of the firm’s hedge funds and other unregistered products. In addition, prior to 2005, a portion of the annual compensation of certain senior managers, including Messrs. Amero, Anderson and Kopstein was mandatorily deferred in a similar manner for a number of years. Beginning in 2005, a portion of the annual compensation of certain senior managers, including Messrs. Anderson, Amero and Kopstein is paid in the form of BlackRock, Inc. restricted stock units which vest ratably over a number of years.

Options and Restricted Stock Awards — While incentive stock options are not currently being awarded to BlackRock employees, BlackRock previously granted stock options to key employees, including certain portfolio managers who may still hold unexercised or unvested options. BlackRock also has a restricted stock award program designed to reward certain key employees as an incentive to contribute to the long-term success of BlackRock. These awards vest over a period of years. Messrs. Anderson, Amero, and Kopstein have been granted stock options in prior years, and Messrs. Anderson, Amero, and Kopstein participate in BlackRock’s restricted stock program.

Incentive Savings Plans — BlackRock has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP) and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock has positive net operating income. The RSP offers a range of investment options, including registered investment companies managed by the firm. Company contributions follow the investment direction set by participants for their own contributions or absent, employee investment direction, are invested into a stable value fund. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.

Statement of Additional Information	55

Annual incentive compensation for each portfolio manager is a function of several components: the performance of BlackRock, the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s teamwork and contribution to the overall performance of these portfolios and BlackRock. Unlike many other firms, portfolio managers at BlackRock compete against benchmarks rather than each other. In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts are measured. A group of BlackRock’s officers determines the benchmarks against which to compare the performance of funds and other accounts managed by each portfolio manager. With respect to the Low-Duration Bond Fund’s portfolio managers, such benchmarks include the following:

Portfolio Manager	Portfolio(s) Managed	Benchmarks Applicable to Each Manager
Keith Anderson	Low-Duration Bond Fund	Merrill Lynch 1-3 Year Treasury Index
Scott Amero	Low-Duration Bond Fund	Merrill Lynch 1-3 Year Treasury Index
Todd Kopstein	Low-Duration Bond Fund	Merrill Lynch 1-3 Year Treasury Index

The group of BlackRock’s officers then makes a subjective determination with respect to the portfolio manager’s compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks. Senior portfolio managers who perform additional management functions within BlackRock may receive additional compensation for serving in these other capacities.

Capital Guardian Trust Company.  Portfolio managers and investment analysts are paid competitive salaries. In addition, they receive bonuses based on their individual portfolio results and also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit sharing will vary depending on the individual’s portfolio results, contributions to the organization and other factors. In order to encourage a long-term focus, bonuses based on investment results are calculated by comparing pre-tax total returns over a four-year period to relevant benchmarks over both the most recent year and a four-year rolling average, with the greater weight placed on the four-year rolling average. For portfolio managers, benchmarks include both measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds or consultant universe measures of comparable institutional accounts. For investment analysts, benchmarks include both relevant market measures and appropriate industry indexes reflecting their areas of expertise. Analysts are also separately compensated for the quality of their research efforts. The benchmarks used to measure performance of the portfolio managers of the International Equity Fund series of the Trust include, as applicable, an adjusted MSCI EAFE Index, an adjusted Lipper International Index, an adjusted MSCI Europe Index, an adjusted MSCI Japan Index and a customized index based on the information provided by various third parties.

Equinox Capital Management, LLC.  The method of compensation for our portfolio managers is dependent upon the overall pre-tax annual performance of the portfolios under management as well as the level of client service and satisfaction. The portfolio managers are, in part, compensated based on the profitability of the firm, which is correlated with client retention. Research Analysts are compensated based on individual and organizational performance. Current compensation is determined by the investment returns generated in areas under their responsibility as well as by a qualitative assessment of their contribution to the investment process and organization. Compensation includes base salary, variable bonus, profit sharing, and equity participation. Base salaries are competitive, but more than 65% of analyst compensation may be derived from a variable bonus, which is heavily oriented toward to portfolio pre-tax annual performance contribution. The traders and client service personnel are compensated through a base salary and a variable cash bonus, which is paid at year-end and is dependent upon the individual’s contribution to the firm and the overall success of the firm.

56	GuideStone Funds

Genesis Asset Managers, LLP (“Genesis”).  A 40% interest in Genesis is largely held by a broad group of key professionals at Genesis (the “Partners”), predominantly the current investment team at the firm.

Genesis’s compensation structure for Partners is comprised of two elements:

•

A share of net profits — determined by the overall profitability of the firm in a given year, together with recognition of individual contribution. It is important to stress that Genesis’s research and investment process is structured on a collegiate basis and that superior investment contribution to the team is expected;

•	A share of revenues — quarterly payments based on individual partnership interests.

All professionals are assessed on a regular basis for profit participation on a series of criteria covering both investment work undertaken and links with clients.

All revenues are derived from the fees payable by clients for portfolio management services and are hence largely dependent on the value of assets under management.

Goldman Sachs Asset Management, L.P. (“GSAM”).  GSAM and the GSAM Fixed Income Team’s (the “Fixed Income Team”) compensation packages for its portfolio managers are comprised of a base salary plus a performance bonus. The base salary is fixed. However, the performance bonus is a function of each portfolio manager’s individual performance; the Fixed Income Team’s total revenues for the past year, which in part is derived from advisory fees, and for certain accounts, performance-based fees; the portfolio manager’s contribution to the overall performance of the Fixed Income Team; the performance of GSAM; the profitability of Goldman, Sachs & Co.; and anticipated compensation levels among competitor firms. Portfolio Managers are rewarded for their ability to outperform a benchmark while managing risk exposure. The performance bonus for portfolio managers is significantly influenced by the following criteria: (1) overall pre-tax portfolio performance for the firm’s fiscal year; (2) consistency of performance across accounts with similar profiles; (3) compliance with risk budgets; and (4) communication with other portfolio managers within the research process. In addition, the following factors involving the overall performance of the investment style team are also considered when the amount of performance bonus is determined: (1) whether the teams’ performance exceeded performance benchmarks over the proceeding one-year and three-year periods; (2) whether the team managed portfolios within a defined range surrounding the targeted tracking error; (3) whether the team performed consistently with its own objectives and client commitments; (4) whether the team achieved top tier rankings and ratings (a consideration secondary to the above); and (5) whether the team managed all similarly mandated accounts in a consistent manner. The benchmark for measuring performance of the Medium-Duration Bond Fund is the Lehman Brothers Aggregate Bond Index.

In addition to base salary and performance bonus, GSAM has a number of additional benefits/deferred compensation programs for all portfolio managers in place including (i) a 401(k) program that enables employees to direct a percentage of their pre-tax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program in which Goldman, Sachs & Co. makes a pre-tax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate, subject to certain net worth requirements. Portfolio managers may also receive grants of restricted Goldman Sachs stock units and/or stock options as part of their compensation. Certain GSAM portfolio managers may also participate in the firm’s Partner Compensation Plan, which covers many of the firm’s senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs’ overall financial performance.

Loomis, Sayles & Company, L.P. (“Loomis”).  Loomis believes that portfolio manager compensation should be driven primarily by the delivery of consistent and superior long-term performance for its clients. Portfolio manager compensation is made up of three main components — base salary, variable compensation and a long-term incentive program. Although portfolio manager compensation is not directly tied to assets under management, a portfolio manager’s base salary and/or variable compensation potential may reflect the amount of assets for which the manager is responsible relative to other portfolio managers. Loomis also offers a profit sharing plan.

Statement of Additional Information	57

Base salary is a fixed amount based on a combination of factors including industry experience, firm experience, job performance and market considerations.

Variable compensation is an incentive-based component and generally represents a significant multiple of base salary. It is based on four factors — investment performance, profit growth of the firm, profit growth of the manager’s business unit and team commitment. Investment performance is the primary component and generally represents at least 60% of the total for fixed income managers. The other three factors are used to determine the remainder of variable compensation, subject to the discretion of the group’s Chief Investment Officer (CIO) and senior management. The CIO and senior management evaluate these other factors annually.

While mutual fund performance and asset size do not directly contribute to the compensation calculation, investment performance for fixed income managers is measured by comparing the performance of the firm’s institutional composite (pre-tax and net of fees) in the manager’s style to the performance of an external benchmark and a customized peer group. The benchmark used for the investment style utilized for the Fund is the Lehman Government/Credit Index. The customized peer group is created by the firm and is made up of institutional managers in the particular investment style. A manager’s relative performance for the past five years is used to calculate the amount of variable compensation payable due to performance. To ensure consistency, the firm analyzes the five-year performance on a rolling three-year basis. If a manager is responsible for more than one product, the rankings of each product are weighted based on relative asset size of accounts represented in each product.

Loomis uses both an external benchmark and a customized peer group as measuring sticks for fixed income manager performance because it believes they represent an appropriate combination of the competitive fixed income product universe and the investment styles offered by the firm.

Loomis has developed and implemented a long-term incentive plan to attract and retain investment talent. The plan supplements existing compensation. This plan has several important components distinguishing it from traditional equity ownership plans:

•	the plan grants units that entitle participants to an annual payment based on a percentage of company earnings above an established threshold;

•	upon retirement, a participant will receive a multi-year payout for his or her vested units;

•	participation is contingent upon signing an award agreement, which includes a non-compete covenant.

Senior management expects that the variable compensation portion of overall compensation will continue to remain the largest source of income for those investment professionals included in the plan. The plan is initially offered to portfolio managers and, over time, the scope of eligibility is likely to widen. Management has full discretion on what units are issued and to whom.

Mr. Fuss’s compensation is also based on his overall contributions to the firm in his various roles as Senior Portfolio Manager, Vice Chairman and Director. As a result of these factors, the contribution of investment performance to Mr. Fuss’ total variable compensation may be significantly lower than the percentage reflected above.

Portfolio managers also participate in the Loomis profit sharing plan, in which Loomis makes a contribution to the retirement plan of each employee based on a percentage of base salary (up to a maximum amount). The portfolio managers also participate in the Loomis defined benefit pension plan, which applies to all Loomis employees who joined the firm prior to May 3, 2003. The defined benefit is based on years of service and base compensation (up to a maximum amount).

Lord, Abbett & Co. LLC (“Lord Abbett”).  Lord Abbett compensates its investment managers on the basis of salary, bonus and profit sharing plan contributions. Base salaries are assigned at a level that takes into account the investment manager’s experience, reputation and competitive market rates.

58	GuideStone Funds

Fiscal year-end bonuses, which can be a multiple of base salaries, are determined after an evaluation of the investment manager’s investment results. Investment results are evaluated based on an assessment of the investment manager’s three- and five-year investment returns versus both the appropriate style benchmarks and the appropriate peer group rankings. In addition to investment returns, other factors that are taken into consideration are: style consistency, dispersion among portfolios with similar objectives and the risk taken to achieve the portfolio returns. Finally, there is a component of that bonus that reflects leadership and management of the investment team. No part of the bonus payment is based on the investment manager’s assets under management, the revenues generated by those assets, or the profitability of the investment manager’s unit.

Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees. Contributions to an investment manager’s profit-sharing account are based on a percentage of the investment manager’s total base and bonus paid during the fiscal year, subject to a specified maximum amount. The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.

Lotsoff Capital Management (“LCM”).  Joseph N. Pappo and Donald W. Reid are principals of LCM and have a revenue sharing arrangement for the revenues generated by the equity division. These revenues are not based on fund performance. All other employees receive a salary plus a subjective bonus based both upon individual performance and the overall profitability of the firm. In addition, all employees participate in a Profit Sharing and a 401(k) Plan in which matching contributions are based upon the firm’s profitability.

Marisco Capital Management, LLC (“Marsico”).  Marsico’s portfolio managers are generally subject to the compensation structure applicable to all MCM employees. As such, Mr. Marsico’s compensation consists of a base salary (reevaluated at least annually), and periodic cash bonuses. Bonuses are typically based on two primary factors: (1) Marsico’s overall profitability for the period, and (2) individual achievement and contribution.

Portfolio manager compensation takes into account, among other factors, the overall performance of all accounts for which the manager provides investment advisory services. Portfolio managers do not receive special consideration based on the performance of particular accounts and do not receive compensation from accounts charging performance-based fees. Exceptional individual efforts are rewarded through salary readjustments and greater participation in the bonus pool. Portfolio manager compensation comes solely from Marsico. In addition to his salary and bonus, Mr. Marsico may participate in other Marsico benefits to the same extent and on the same basis as other Marsico employees.

Marsico does not tie portfolio manager compensation to specific levels of performance relative to fixed benchmarks. Although performance may be a relevant consideration, to encourage a long-term horizon for managing portfolios, Marsico evaluates a portfolio manager’s performance over periods longer than the immediate compensation period, and may consider a variety of measures such as the performance of unaffiliated portfolios with similar strategies and other measurements. Other factors that may be significant in determining portfolio manager compensation include, without limitation, effectiveness of the manager’s leadership within Marsico’s investment team, contributions to Marsico’s overall performance, discrete securities analysis, idea generation, ability to support and train other analysts, and other considerations.

Mondrian Investment Partners Ltd (“Mondrian”).  Mondrian has the following programs in place to retain key investment staff:

1.	Competitive Salary — All investment professionals are remunerated with a competitive base salary.

2.	Profit Sharing Pool — All Mondrian staff, including portfolio managers and senior officers, qualify for participation in an annual profit sharing pool determined by the company’s profitability (approximately 30% of profits).

3.	Equity Ownership — Mondrian is majority management owned. All senior staff (investment professionals and other support functions) are shareholders in the business.

Statement of Additional Information	59

Incentives (Bonus and Equity Programs) focus on the key areas of research quality, long-term and short-term performance, teamwork, client service and marketing. As an individual’s ability to influence these factors depends on that individual’s position and seniority within the firm, so the allocation of participation in these programs will reflect this.

At Mondrian, the investment management of particular portfolios is not “star manager” based but uses a team system. This means that Mondrian’s investment professionals are primarily assessed on their contribution to the team’s effort and results, though with an important element of their assessment being focused on the quality of their individual research contribution.

Mondrian — Compensation Committee

In determining the amount of bonuses and equity awarded, Mondrian’s Board of Directors consults with the company’s Compensation Committee, who will make recommendations based on a number of factors including investment research, organization management, team work, client servicing and marketing.

Mondrian — Defined Contribution Pension Plan

All portfolio managers are members of the Mondrian defined contribution pension plan where Mondrian pays a regular monthly contribution and the member may pay additional voluntary contributions if they wish. The Plan is governed by Trustees who have responsibility for the trust fund and payments of benefits to members. In addition, the Plan provides death benefits for death in service and a spouse’s or dependant’s pension may also be payable.

Northern Trust Investments, N.A.  The compensation for the index portfolio managers is based on the competitive marketplace and consists of a fixed base salary plus a variable annual cash incentive award. In addition, non-cash incentives, such as stock options or restricted stock of Northern Trust Corporation, may be awarded from time to time. The annual incentive award is discretionary and is based on the overall financial performance of The Northern Trust Company, the overall performance of the investment management unit plus a qualitative evaluation of each portfolio manager’s performance and contribution to his or her respective team. For the index funds’ portfolio managers, the variable incentive award is not based on performance of the funds or the amount of assets held in the funds. Moreover, no material differences exist between the compensation structure for mutual fund accounts and other types of accounts.

Pacific Investment Management Company LLC (“PIMCO”).  PIMCO has adopted a “Total Compensation Plan” for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm’s mission statement. The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary, a bonus, and may include a retention bonus. Portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO’s profits. Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation. PIMCO’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

Salary and Bonus.  Base salaries are determined by considering an individual portfolio manager’s experience and expertise and may be reviewed for adjustment annually. Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success. These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager. Achievement of these goals is an important, but not exclusive, element of the bonus decision process.

60	GuideStone Funds

In addition, the following non-exclusive list of qualitative criteria (collectively, the “Bonus Factors”) may be considered when determining the bonus for portfolio managers:

•

3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager and relative to applicable industry peer groups;

•	Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

•	Amount and nature of assets managed by the portfolio manager;

•	Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

•	Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;

•	Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

•	Contributions to asset retention, gathering and client satisfaction;

•	Contributions to mentoring, coaching and/or supervising; and

•	Personal growth and skills added.

A portfolio manager’s compensation is not based directly on the performance of any portfolio or any other account managed by that portfolio manager. Final bonus award amounts are determined by the PIMCO Compensation Committee.

Retention Bonuses.  Certain portfolio managers may receive a discretionary, fixed amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO. Each portfolio manager who is a Senior Vice President or Executive Vice President of PIMCO receives a variable amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO.

Investment professionals, including portfolio managers, are eligible to participate in a Long-Term Cash Bonus Plan (“Cash Bonus Plan”), which provides cash awards that appreciate or depreciate based upon the performance of PIMCO’s parent company, Allianz Global Investors, and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon Allianz Global Investors’ profit growth and PIMCO’s profit growth. Participation in the Cash Bonus Plan is based upon the Bonus Factors, and the payment of benefits from the Cash Bonus Plan, is contingent upon continued employment at PIMCO.

Profit Sharing Plan.  Instead of a bonus, portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Managing Director Compensation Committee, based upon an individual’s overall contribution to the firm and the Bonus Factors. Under his employment agreement, William Gross receives a fixed percentage of the profit sharing plan.

Allianz Transaction Related Compensation.  In May 2000, a majority interest in the predecessor holding company of PIMCO was acquired by a subsidiary of Allianz AG (“Allianz”). In connection with the transaction, Mr. Gross received a grant of restricted stock of Allianz, the last of which vested on May 5, 2005.

From time to time, under the PIMCO Class B Unit Purchase Plan, Managing Directors and certain executive management (including Executive Vice Presidents) of PIMCO may become eligible to purchase Class B Units of PIMCO. Upon their purchase, the Class B Units are immediately exchanged for Class A Units of PIMCO Partners, LLC, a California limited liability company that holds a minority interest in PIMCO and is owned by the Managing Directors and certain executive management of PIMCO. The Class A Units of PIMCO Partners, LLC entitle their holders to distributions of a portion of the profits of PIMCO. The PIMCO Compensation Committee determines which Managing Directors and executive management may purchase Class B Units and the number of Class B Units that each may purchase. The Class B Units are purchased pursuant to full

Statement of Additional Information	61

recourse notes issued to the holder. The base compensation of each Class B Unit holder is increased in an amount equal to the principal amortization applicable to the notes given by the Managing Director or member of executive management.

Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director’s employment with PIMCO.

Payden & Rygel.  In addition to highly competitive base salaries, each employee receives annual cash bonuses based on merit and corporate profitability. Bonuses are extended to all members of the firm. Key personnel receive either a deferred compensation plan or equity ownership in the company. Incentive compensation is based partially on individual performance and partially on the firm’s performance. The percentage of compensation, which is base salary plus bonus, or equity incentives, varies between individual investment professionals.

Philadelphia International Advisors, L.P. (“PIA”).  Portfolio managers have a compensation package that includes base salary (fixed), revenue sharing (fixed %/pre-tax), performance bonuses (variable/pre-tax), and partnership distributions (based on profitability). The performance bonus is determined by Andrew Williams, Chief Investment Officer. In short, this bonus is based on how well the portfolio manager’s countries and recommended stock ideas perform relative to appropriate indexes, as well as their general contribution to the overall management process. The benchmarks are designed to gauge the portfolio manager’s stock selection capabilities within their respective regions versus those of the product’s performance benchmark (MSCI EAFE) and our proprietary stock selection model. Performance based compensation is distributed at year-end based on the pre-tax performance of the previous 12-months. The probability of a manager/analyst taking undue risk in their recommendations is remote as the investment decision-making process is a team approach with Andy Williams having final decision authority. All portions of the portfolio managers’ comprehensive compensation plan are received from PIA, and not from individual clients.

PIA’s compensation program is structured to encourage entrepreneurial behavior within a strong team-oriented environment. In addition to competitive employment packages based on industry standards, senior management and all senior investment professionals are equity stakeholders in Philadelphia International Partners, one of the two entities that owns all equity interest in PIA. We believe this meaningful ownership stake aligns the interests of our investment team with those of our clients and further ensures the continuity of the team. All supporting professionals are rewarded with a compensation structure that can be divided into four components: base salary, personal merit bonus, profit sharing, and an exceptional benefits package.

Provident Investment Counsel, Inc (“PIC”).  There are three distinct elements to PIC’s compensation system: salary, incentive bonus compensation and point-holder bonus. When factoring in all three elements of compensation, our portfolio managers and analysts have the ability to earn compensation in the upper quartile of the industry. Officers are eligible to receive point-holder status, similar to that of a partnership, which enables them to participate in the sharing of the net profits of the firm. Point-holder status can be reached after consistent periods of outstanding performance, and results in our point-holders moving well up into the first quartile of compensation versus peer competitors. Team members are not compensated for new business.

RCM Capital Management LLC (“RCM”).  Each portfolio manager’s compensation consists of the following elements:

Base Salary. Each portfolio manager is paid a fixed base salary set at a competitive level, taking into consideration the portfolio manager’s experience and responsibilities, as determined by RCM.

Annual Bonus and profit sharing opportunity. Each portfolio manager’s compensation is directly affected by the performance of the individual portfolios he or she manages, as well as the performance of the individual’s portfolio management team and the overall success of the firm. A target bonus amount is established at the beginning of the year based on peer data. The target bonus is subject to an increase or decrease at year-end based on firm profitability and individual performance. The individual performance criterion is derived from a

62	GuideStone Funds

calculation using both quantitative and qualitative factors. Approximately 70% of the individual’s performance rating is quantitive, based on the pre-tax investment performance of the accounts managed by both the team and the individual, with 50% of the performance rating measured relative to the relevant portfolio/Fund’s benchmark and 50% of the rating measured relative to the performance of an appropriate peer group (either the relevant Fund’s Lipper or institutional peer group). Performance is calculated over a three year trailing period. The remaining 30% of the bonus is based on a qualitive review of the individual’s performance (with 10% from peer reviews and 20% from the appraisal by the individual’s manager).

RREEF American L.L.C. (“RREEF”).  RREEF seeks to offer its investment professionals competitive short-term and long-term compensation. Portfolio managers and research professionals are paid (i) fixed base salaries, which are linked to job function, responsibilities and financial services industry peer comparison and (ii) variable compensation, which is linked to investment performance, individual contributions to the team and Deutsche Bank’s financial results. Variable compensation may include a cash bonus incentive and participation in a variety of long-term equity programs (usually in the form of Deutsche Bank equity).

Bonus and long-term incentives comprise a greater proportion of total compensation as an investment professional’s seniority and compensation levels increase. Top performing investment professionals earn a total compensation package that is highly competitive, including a bonus that is a multiple of their base salary. The amount of equity awarded under the long-term equity programs is generally based on the individual’s total compensation package and may comprise from 0%-40% of the total compensation award. As incentive compensation increases, the percentage of compensation awarded in Deutsche Bank equity also increases. Certain senior investment professionals may be subject to a mandatory diverting of a portion of their equity compensation into proprietary mutual funds that they manage.

To evaluate its investment professionals, RREEF uses a Performance Management Process. Objectives evaluated by the process are related to investment performance and generally take into account peer group and benchmark related data. The ultimate goal of this process is to link the performance of investment professionals with client investment objectives and to deliver investment performance that meets or exceeds clients’ risk and return objectives. When determining total compensation, RREEF considers a number of quantitative and qualitative factors such as:

•

Investment performance, quantitative measures which include one-, three- and five-year pre-tax returns versus benchmark (such as the benchmark used in the prospectus) and appropriate peer group, taking into consideration risk targets. Additionally, the portfolio manager’s retail/institutional asset mix is weighted, as appropriate for evaluation purposes.

•

Qualitative measures include adherence to the investment process and individual contributions to the process, among other things. In addition, RREEF assesses compliance, risk management and teamwork skills.

•

Other factors, including contributions made to the investment team as well as adherence to compliance, risk management, and “living the values” of RREEF, are part of a discretionary component which gives management the ability to reward these behaviors on a subjective basis through bonus incentives.

In addition, RREEF analyzes competitive compensation levels through the use of extensive market data surveys. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine overall compensation to promote good sustained investment performance.

Sands Capital Management, LLC (“Sands”).  Compensation for all employees at Sands is a top priority for management. The goals are to align the firm and the employee’s interest with those of the clients and to strive to attract and keep employees that help the firm deliver on the firm’s basic mission. All employees benefit from (1) a salary competitive in the industry, (2) an annual qualitative bonus based on subjective review of the employees overall contribution, and (3) a standard profit sharing plan and 401(k) plan. Additional incentives for investment professionals and other key employees come through their participation in (4) equity participation. The investment professionals also participate in (5) an investment results bonus.

Statement of Additional Information	63

STW Fixed Income Management Ltd. (“STW”).  Compensation is not fixed. STW employees do not receive investment performance-based incentive compensation. Compensation is not based on the value of assets held in client portfolios. All portfolio managers receive a salary, generous fringe benefits, including a 401(k) defined contribution plan and a discretionary year-end bonus tied to personal performance. Additionally, portfolio managers who are principals may participate in an additional bonus compensation plan (phantom stock) tied to the firm’s profits.

TCW Investment Management Company (“TCW”).  TCW is distinguished by the depth of its investment staff and its low turnover among professionals. The firm’s ability to attract and retain high-quality investment professionals stems in part from the fact that TCW employs an incentive-based compensation structure.

Investment professionals at TCW are compensated through a base salary and fee sharing and/or performance-based compensation. Specifically, portfolio managers are generally compensated based on fee-sharing formulas that take into account revenues or profitability of assets under management and/or investment performance. There is a bonus related to outperforming the Russell Growth 1000 Growth during the given calendar year, and there is another bonus for outperforming the Russell 1000 Growth over a period of three years. Research Analysts receive a base salary and a year-end bonus tied to performance, which is determined based on the accuracy of his or her purchase and sell recommendations. For a Trader, the bonus is tied to his or her ability to achieve best execution when conducting trades for TCW accounts. Client Service professionals receive a base salary and commission-based fees.

TCW has also implemented Stock Option Plans, through which effective economic interests in the firm have been (and will continue to be) allocated to key employees. Société Générale, TCW’s parent, has also implemented Stock Option Plans in which there is substantial participation by key TCW employees. TCW has also added a deferred compensation plan for select employees. One objective is to provide income tax deferrals while channeling investments to TCW’s mutual funds. There is also a retention objective associated with the plan.

TCW conducts annual salary surveys to review benchmark and compensation ranges, both on a national and a regional basis. According to McLagan Partners, a leading compensation consultant in the industry, these studies have shown that TCW is, on average, above the median in terms of salaries and compensation provided to its employees.

TimesSquare Capital Management, LLC (“TSCM”).  TSCM’s compensation program rewards top performing portfolio managers and investment analysts, promotes retention of key personnel and provides senior leaders with an equity-based stake in the firm. The program is tied exclusively to our client’s investment performance and financial results of the firm and its investment business. Moreover, the program is based on a series of clear metrics with investment performance, relative to the appropriate comparative universe and benchmark, carrying the greatest weighting for portfolio managers. Investment professionals’ compensation is comprised of the following three components: base salaries, an annual bonus plan and significant equity in the firm, as described below.

Base Salaries. Base salaries for investment professionals are targeted at the upper end of relevant peer groups of other institutional investment managers. We adjust base salaries when performance, market data, career path progression or position scope warrant an increase to encourage retention and development of top performers. For key investment decision-makers, variable performance-driven elements, such as the annual bonus and equity in the firm, comprise the substantial majority of total compensation.

Annual Bonus Plan. Bonuses for portfolio managers and investment analysts are determined primarily by investment performance using both manager-relative and benchmark-relative measures over multiple time horizons. Performance is calculated by comparing pre-tax total returns.

Equity Ownership. Senior investment professionals receive significant equity ownership in the firm, subject to a five year vesting period. Once vested, certain components with vested value are not immediately accessible to further encourage retention. Through this stake in our business, portfolio managers should benefit from client retention and business growth. Currently, substantially all our investment professionals retain ownership.

64	GuideStone Funds

The Boston Company Asset Management, LLC (“Boston Company”).  Investment professionals’ cash compensation is comprised primarily of a market-based salary and incentive compensation plans (annual and long-term incentive). Funding for the Boston Company Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined, fixed percentage of overall company profitability. Therefore, all bonus awards are based initially on Company performance. All investment professionals are eligible to receive annual cash bonus awards from the annual incentive compensation plan. Annual incentive opportunities are pre-established for each individual, expressed as a percent of base salary (“target awards”). Annual awards for the prior calendar year are granted in March and are determined by applying multiples to this target award (0-2 times target award represents range of opportunity). For senior portfolio managers, a significant portion of the target opportunity awarded is based on product performance relative to benchmarks and peer comparisons (both one and three year periods). For research analysts and other investment professionals, awards are distributed to the respective product teams (in the aggregate) based on product performance relative to firm-wide performance. Further allocations, based on sector contribution and other qualitative factors, are made to specific team members by the product portfolio manager.

All portfolio managers, research analysts, select traders, and other key non-investment personnel are also eligible to participate in the Boston Company Long-Term Incentive Plan. This plan provides for an annual award, payable in cash after a three-year cliff vesting period. Awards are subject to forfeiture should a recipient resign before the vesting date. The value of the award increases during the vesting period based upon the growth in Boston Company’s net income (capped at 20% and with a minimum payout of the Mellon three-year CD rate).

Walter Scott & Partners Limited.  Compensation is fixed to the extent that all members of staff have a fixed basic salary. Compensation is not based on the Fund’s pre- or after-tax performance nor is it based on the value of assets in the portfolio. At all levels throughout the company, the remuneration is a combination of salary and bonus. The bonus is related to the success of the firm and is a fixed percentage of the company’s pre-tax profits.

Western Asset Management Company and Western Asset Management Company Limited.  With respect to the compensation of the portfolio managers, each Sub-Adviser’s compensation system assigns each employee a total compensation “target” and a respective cap, which are derived from annual market surveys that benchmark each role with their job function and peer universe. This method is designed to reward employees with total compensation reflective of the external market value of their skills, experience, and ability to produce desired results.

Standard compensation includes competitive base salaries, generous employee benefits, and a retirement plan.

In addition, employees are eligible for bonuses. These are structured to closely align the interests of employees with those of the Advisers, and are determined by the professional’s job function and performance as measured by a formal review process. All bonuses are completely discretionary. One of the principal factors considered is a portfolio manager’s investment performance versus appropriate peer groups and benchmarks. Because portfolio managers are generally responsible for multiple accounts (including the Portfolio) with similar investment strategies, they are compensated on the performance of the aggregate group of similar accounts, rather than a specific account. A smaller portion of a bonus payment is derived from factors that include client service, business development, length of service to the Adviser, management or supervisory responsibilities, contributions to developing business strategy and overall contributions to the Adviser’s business.

Finally, in order to attract and retain top talent, all professionals are eligible for additional incentives in recognition of outstanding performance. These are determined based upon the factors described above and include Legg Mason, Inc. stock options and long-term incentives that vest over a set period of time past the award date.

Securities Ownership.  Portfolio managers of the Sub-Advisers do not beneficially own any shares of the Select Funds.

Statement of Additional Information	65

Fund Brokerage.  The Investment Adviser and Sub-Advisers, in effecting the purchases and sales of portfolio securities for the account of the Funds, will seek execution of trades either, (1) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (2) at a higher rate of commission charged, if reasonable in relation to brokerage and research services provided to the Trust or the Investment Adviser or Sub-Adviser by such member, broker or dealer. Such services may include, but are not limited to, information as to the availability of securities for purchase or sale and statistical or factual information or opinions pertaining to investments. The Investment Adviser or Sub-Advisers may use research and services provided to it by brokers and dealers in servicing all its clients.

The Investment Adviser or Sub-Adviser may, from time to time, receive services and products which serve both research and non-research functions. In such event, the Investment Adviser or Sub-Adviser makes a good faith determination of the anticipated research and non-research use of the product or service and allocates brokerage only with respect to the research component.

Subject to its obligation to seek best execution, the Investment Adviser may direct the Sub-Advisers to place trades through designated brokers who have agreed to pay certain transfer agency, custody or other operating expenses that the Funds would otherwise be obligated to pay. Fund orders may be placed with an affiliated broker-dealer. Portfolio orders will be placed with an affiliated broker-dealer only where the price being charged and the services being provided compare favorably with those charged to the Funds by non-affiliated broker-dealers. Over-the-counter transactions are usually placed with a principal market-maker unless a better net security price is obtainable elsewhere.

If the Investment Adviser or Sub-Adviser provides investment advisory services to individuals and other institutional clients, there may be occasions on which these investment advisory clients may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Investment Adviser or Sub-Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Investment Adviser or Sub-Adviser believes to be equitable to each client, including the Fund. On the other hand, to the extent permitted by law, the Investment Adviser or Sub-Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain lower brokerage commissions, if any.

The Select Funds have obtained an order from the SEC that allows, subject to certain conditions, each Sub-Adviser that provides investment advice to a Select Fund or a portion thereof to, with respect to the assets under its control: (A) engage in certain principal and brokerage transactions that would otherwise be proscribed by the 1940 Act with a broker-dealer that is either (i) a Sub-Adviser to another portion of the same Select Fund or to another Select Fund, or (ii) an affiliated person of a Sub-Adviser to another portion of the same Select Fund; and (B) acquire securities of a Sub-Adviser, or its affiliate, to another portion of the same Select Fund. GuideStone Capital Management believes that allowing a Select Fund or a portion thereof advised by one Sub-Adviser to purchase securities from another Sub-Adviser or its affiliates will expand the Select Funds’ investment options without exposing the Select Funds to the potential abuses of self-dealing.

66	GuideStone Funds

For the fiscal years ended December 31, the aggregate dollar amount of brokerage commissions paid by each Fund listed below was as follows:

	Aggregate Dollar Amount of Brokerage Commissions Paid
Fund	2006	2005	2004
MyDestination 2005	$—	$—	$—
MyDestination 2015	—	—	—
MyDestination 2025	—	—	—
MyDestination 2035	—	—	—
MyDestination 2045	—	—	—
Flexible Income	251	468	366
Growth & Income	2,059	2,690	2,853
Capital Opportunities	2,010	2,488	2,604
Global Equity	3,396	3,250	3,246
Flexible Income I	134	122	107
Growth & Income I	1,141	1,179	788
Capital Opportunities I	1,288	1,278	791
Global Equity I	1,228	1,280	794
Money Market	—	—	—
Low-Duration Bond	101,024	65,558	45,029
Medium-Duration Bond	97,402	145,612	84,541
Extended-Duration Bond	—	2,206	—
Global Bond(1)	—	—	—
Equity Index	7,775	17,089	7,451
Real Estate Securities(1)	395	—	—
Value Equity	1,213,113	953,920	1,167,494
Growth Equity	1,128,733	1,361,927	1,494,852
Small Cap Equity	1,039,604	1,208,670	2,756,099
International Equity	1,273,812	1,396,005	1,256,249

(1)	Aggregate Commissions shown for the Global Bond Fund and Real Estate Securities Fund were for the trade date of December 29, 2006 only.

During the fiscal years ended December 31, 2004, 2005 and 2006, certain portfolio transactions for the Medium-Duration Bond Fund, the Value Equity Fund, and the Small Cap Equity Fund were executed through broker-dealers affiliated with the respective Fund’s Sub-Adviser directing the applicable transactions as follows. (The remaining Funds did not execute trades through broker-dealers affiliated with the Sub-Adviser directing transactions.)

			Aggregate Dollar Amount of Brokerage Commissions Paid
Fund	Broker-Dealer	Affiliated Sub-Adviser	2006	2005	2004
Medium-Duration Bond	Goldman Sachs	Goldman Sachs Asset Management	$14,206	N / A	$1,229
Value Equity	Northern Trust Securities	Northern Trust Investments, N.A.	225,115	N / A	N / A
Small Cap Equity	Northern Trust Securities	Northern Trust Investments, N.A.	N/A	$109,117	$139,968

Statement of Additional Information	67

The table below shows, for the fiscal year ended December 31, 2006, the percentage of the Medium-Duration Bond Fund and the Value Equity Fund’s aggregate brokerage commissions paid to the identified broker-dealers and the percentage of the respective Fund’s aggregate dollar amount of transactions involving the payment of commissions effected through the identified broker-dealers.

Fund	Broker-Dealer	Affiliated Sub-Adviser	Percentage of the Fund’s Aggregate Brokerage Commissions Paid	Percentages of the Fund’s Aggregate Dollar Amount of Transactions
Medium-Duration Bond	Goldman Sachs	Goldman Sachs Asset Management	15%	16%
Value Equity Fund	Northern Trust Securities	Northern Trust Investments, N.A.	19%	23%

As of the close of the fiscal period ended December 31, 2006, the Funds’ aggregate holdings of securities of their regular broker-dealers or their parent company were as follows:

Dollar Value of Securities Owned (000’s Omitted)
Money Market Fund
Goldman Sachs & Co.	21,150
Citigroup Global Markets, Inc.	52,592
Morgan Stanley & Co., Inc.	50,666
Bear, Stearns & Co., Inc.	44,846
Merrill Lynch & Co., Inc.	10,000
Barclays Capital, Inc.	50,000
Lehman Brothers, Inc.	38,002
UBS Securities LLC	39,866
Low-Duration Bond Fund
J.P. Morgan Chase & Co.	13,037
Citigroup Global Markets, Inc.	11,436
Credit Suisse First Boston LLC	977
Merrill Lynch & Co., Inc.	15,288
Goldman Sachs & Co.	4,949
Morgan Stanley & Co., Inc.	6,426
Lehman Brothers Holdings, Inc	5,945
Bear, Stearns & Co., Inc.	21,636
Bank of America	8,591
Medium-Duration Bond Fund
Credit Suisse First Boston LLC	2,458
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,373
Goldman Sachs & Co.	6,046
Citigroup Global Markets Holdings, Inc.	4,189
Lehman Brothers Holdings, Inc.	12,346
J.P. Morgan Chase & Co.	10,638
Bear, Stearns & Co., Inc.	3,189
Morgan Stanley & Co., Inc.	4,055
Bank of America	23,609

68	GuideStone Funds

Dollar Value of Securities Owned (000’s Omitted)
Extended-Duration Bond Fund
Barclays Capital, Inc.	2,212
Global Bond Fund
Goldman Sachs & Co.	20,659
JP Morgan Chase & Co.	98
Lehman Brothers Holdings, Inc.	128
Morgan Stanley	107
Equity Index Fund
Goldman Sachs & Co.	3,790
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3.620
Citigroup Global Markets Holdings, Inc.	12,055
Morgan Stanley & Co., Inc.	3,827
Lehman Brothers Holdings, Inc.	1,828
J.P. Morgan Securities, Inc.	7,343
Bear, Stearns & Co., Inc.	848
Bank of America	10,612
Value Equity Fund
Goldman Sachs & Co.	5,921
Merrill Lynch, Pierce, Fenner & Smith, Inc.	23,542
Citigroup Global Markets Holdings, Inc.	53,814
Morgan Stanley & Co., Inc.	19,397
Lehman Brothers, Inc.	7,351
J.P. Morgan Securities, Inc.	47,876
Bear, Stearns & Co., Inc.	798
Bank of America	31,139
Growth Equity Fund
Goldman Sachs & Co.	23,317
Merrill Lynch, Pierce, Fenner & Smith, Inc.	12,103
Citigroup Global Markets Holdings, Inc.	18,016
Lehman Brothers, Inc.	12,863
UBS Securities LLC	11,476

Statement of Additional Information	69

During the fiscal period ended December 31, 2006, the following Funds through an agreement or understanding with a broker, or through an internal allocation policy, directed brokerage transactions to the brokers indicated because of research services provided, as follows:

Name of Broker	Aggregate Dollar Amount of Transactions Directed	Aggregate Dollar Amount of Related Brokerage Commissions Paid

Value Equity
Frank Russell Securities, Inc.	83,556,530	119,382
Lynch, Jones & Ryan, Inc.	16,571,939	3,682
Growth Equity
Frank Russell Securities, Inc.	96,045,136	90,911
Lynch, Jones & Ryan, Inc.	16,977,264	15,224
Small Cap Equity
Frank Russell Securities, Inc.	20,201,257	27,397
Instinet Corporation	11,039,571	10,810
Lynch, Jones & Ryan, Inc.	96,647,641	82,602
International Equity
Frank Russell Securities, Inc.	498,955,625	123,663
Lynch, Jones & Ryan, Inc.	129,274,052	172,531

Codes of Ethics.  The Trust, the Investment Adviser and each of the Sub-Advisers have adopted codes of ethics addressing personal securities transactions and other conduct by investment personnel and access persons who may have access to information about the Funds’ securities transactions. The codes are intended to address potential conflicts of interest that can arise in connection with personal trading activities of such persons. Persons subject to the codes are generally permitted to engage in personal securities transactions, including investing in securities eligible for investment by the Funds, subject to certain prohibitions, which may include pre-clearance requirements, blackout periods, annual and quarterly reporting of personal securities holdings and limitations on personal trading of initial public offerings. Violations of the codes are subject to review by the Trust’s Board of Trustees and could result in severe penalties.

Proxy Voting

The Trust endeavors to ensure that proxies relating to its portfolio securities are voted in the best interests of the Trust’s shareholders, and in a manner that is not in conflict with the moral and ethical posture of GuideStone Financial Resources.

The Trust has delegated the responsibility of voting proxies with respect to the portfolio securities purchased and/or held by each Fund to GuideStone Capital Management. Because GuideStone Capital Management views proxy voting as a function that is incidental and integral to portfolio management, it has in turn delegated the proxy voting responsibility with respect to each portfolio to the applicable Sub-Adviser. The primary focus of the Trust’s proxy voting program, therefore, is to seek to ensure that the Sub-Advisers have adequate proxy voting policies and procedures in place and to monitor each Sub-Adviser’s proxy voting. The proxy voting policies and procedures adopted by GuideStone Capital Management and each of the Sub-Advisers may be amended from time to time based on the Trust’s experience as well as changing environments, especially as new and/or differing laws and regulations are promulgated. Please refer to Appendix B of this SAI for a description of the policies and procedures adopted by GuideStone Capital Management and each of the Sub-Advisers.

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 will be available, without charge, upon request by calling 888-98-GUIDE (48433), by visiting the Trust’s website at www.GuideStoneFunds.org or by visiting the SEC’s website at http://www.sec.gov.

70	GuideStone Funds

Other Service Providers

Distributor.  PFPC Distributors, Inc. (the “Distributor”), 760 Moore Road, King of Prussia, PA 19406, is the distributor of each Fund’s shares pursuant to a Distribution Agreement. The Agreement was for an initial two year term and is renewable annually thereafter. The Agreement is terminable without penalty on sixty days’ written notice, by the Board of Trustees, by vote of a majority of the outstanding voting securities of the Fund, or by the Distributor. The Agreement will also terminate automatically in the event of its assignment. The Funds do not pay any fees to the Distributor in its capacity as distributor. The Distributor may enter into agreements with affiliates of the Investment Adviser in connection with distribution. The Distributor has agreed to use efforts deemed appropriate by it to solicit orders for the sale of the Funds’ shares, which are offered on a continuous basis. The Distributor is affiliated with BlackRock Institutional Management Corporation and BlackRock Financial Management, Inc., which are Sub-Advisers to the Money Market Fund and Low-Duration Bond Fund, respectively, and with PFPC Inc., which provides Transfer Agency and Administration and Accounting services to the Funds. The Distributor, BlackRock and PFPC Inc. are all members of The PNC Financial Services Group, Inc.

Transfer Agency Services.  PFPC Inc. (“PFPC”), which has its principal business address at 760 Moore Road King of Prussia, PA 19406, provides transfer agency and dividend disbursing agent services for the Funds. As part of these services, PFPC maintains records pertaining to the sale, redemption, and transfer of Fund shares and distributes each Fund’s cash distributions to shareholders.

Administrative and Accounting Services.  PFPC also provides administrative and accounting services to the Funds. The services include certain accounting, clerical and bookkeeping services; assistance in the preparation of reports to shareholders; preparation for signature by an officer of the Trust of documents required to be filed for compliance by the Trust with applicable laws and regulations including those of the SEC and the securities laws of various states; arranging for the computation of data, including daily computation of net asset value; and arranging for the maintenance of books and records of the Trust and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. PFPC does not have any responsibility or authority for the management of the Funds or the determination of investment policy. In consideration of the services provided pursuant to the Administration and Accounting Services Agreement, PFPC receives from each Fund a fee computed daily and paid monthly. For the fiscal years ended December 31, 2004, 2005 and 2006, PFPC received $4,052,008, $4,464,565 and $4,759,471 respectively, after waivers from the Trust for its administrative and accounting services.

Custodian.  The Northern Trust Company serves as custodian for the Funds pursuant to a Custodian Agreement. As custodian, The Northern Trust Company holds or arranges for the holding of all portfolio securities and other assets of the Funds. It is located at 50 South La Salle Street, Chicago, IL 60675. In connection with the custodian agreement, a net debit or credit amount may be applied to the monthly custodian charges paid by the Trust. Credits are given based on cash balances in the Funds that are not “swept” into the Money Market Fund and remain on deposit at the custodian; these credits reduce custodian fees. In the event of an overdraft in any of the Funds’ sub-advisory accounts, a charge (debit) is applied to cover the cost to the custodian for covering the cash settlement; these charges may increase custodian fees. A reduction of the monthly custodian fee due to a net credit resulting from cash balances left at the custodian may result in a benefit to the Investment Advisor in cases where the Investment Advisor has agreed to limit fund expenses to a certain amount.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, Two Commerce Square, 2001 Market Street, Suite 1700, Philadelphia, PA 19103-7042, serves as the independent registered public accounting firm to the Trust.

Legal Counsel.  The law firm of Kirkpatrick & Lockhart Preston Gates Ellis LLP, 1601 K Street, N.W., Washington, D.C. 20006, serves as counsel to the Trust.

Counsel to Independent Trustees.  The law firm of Sutherland Asbill & Brennan LLP, 1275 Pennsylvania Avenue, N.W., Washington, DC 20004-2415, serves as counsel to the Independent Trustees.

Statement of Additional Information	71

Shares of Beneficial Interest

The Trust’s trust instrument authorizes the issuance of an unlimited number of shares for each of the Funds and their Classes, and each share has a par value of $0.001 per share. There are no conversion or preemptive rights in connection with any shares. All issued shares will be fully paid and non-assessable and will be redeemable at net asset value per share. Certificates certifying the ownership of shares will not be issued.

GuideStone Financial Resources will, at all times, directly or indirectly control the vote of at least 60% of each Fund’s shares. The Funds will refuse to accept any investment that would result in a change of such control. This means that GuideStone Financial Resources will control the vote on any matter that requires shareholder approval.

The assets belonging to a Fund shall be held and accounted for separately from other assets of the Trust. Each share of a Fund represents an equal beneficial interest in the net assets of such Fund. Each Class of a Fund represent interests in the assets of that Fund and have identical voting, dividend, liquidation and other rights, except that expenses allocated to a Class will be borne by such Class. Expenses of the Trust which are not readily identifiable as belonging to a particular Fund or Class are allocated among all the Funds in a manner the Trustees believe to be fair and equitable.

The Board of Trustees has authority, without necessity of a shareholder vote, to create any number of new funds or classes and to issue an unlimited number of shares of beneficial interest of the Trust. The Trustees have authorized seventeen Funds and four Classes of shares to be issued currently. The Trust offers the GS2 Class, GS4 Class, GS6 Class and GS8 Class shares. Expenses borne by each Class differ because of the allocation of class-specific expenses. For example, shareholder service and distribution fees may vary from class to class. The relative impact of ongoing annual expenses will depend on the length of time a share is held.

Each share is entitled to one vote and each fractional share is entitled to a proportionate fractional vote. There shall be no cumulative voting in the election of Trustees. Shares will generally be voted by shareholders of the individual Fund or class, except in the case of election or removal of Trustees, the amendment of the Trust’s trust instrument, when required by the 1940 Act or when the Trustees have determined that the matter affects the interests of more than one Fund or Class.

The Trust is not required to and does not currently intend to hold annual meetings of shareholders. Special meetings of shareholders may be called by the Board of Trustees or upon the written request of shareholders owning at least 50% of the applicable Fund or class. Amendments and supplements to the Trust’s trust instrument may be made only by majority vote of shareholders.

Distribution and Shareholder Servicing Arrangements

The Board of Trustees adopted a separate Shareholder Service Plan for the GS4 Class of each Date Target Fund and Select Fund, the GS6 Class of each Fund and the GS8 Class of each Fund (“Service Plans”) and separate Plans of Distribution for the GS6 Class and GS8 (“12b-1 Plans”) pursuant to Rule 12b-1 under the 1940 Act (“12b-1 Plan”). Under its Service Plan, the GS4 Class of each Date Target Fund is authorized to pay service fees of 0.10% of average daily net assets and the GS4 Class of each Select Fund is authorized to pay service fees of 0.19% of average daily net assets. Under its Service Plan, the GS6 Class of each Select Fund is authorized to pay service fees of 0.30% of average daily net assets and the GS6 Class of each Date Target Fund and Blended Fund is authorized to pay service fees of 0.11% of average daily net assets. Under its Service Plan, the GS8 Class of each Select Fund is authorized to pay service fees of 0.40% of average daily net assets and the GS8 Class of each Date Target Fund and Blended Fund is authorized to pay service fees of 0.21% of average daily net assets. Service fees are paid to parties that provide service for, and maintain shareholder accounts. Under its 12b-1 Plan, the GS6 Class of each Fund is authorized to pay distribution (12b-1) fees of 0.10% of average daily net assets. Under its (12b-1) Plan, the GS8 Class of each Fund is authorized to pay distribution (12b-1) fees of 0.30% of

72	GuideStone Funds

average daily net assets. Under the 12b-1 Plans, assets of each Select Fund, Date Target Fund and Blended Fund may be used to compensate GuideStone Financial Resources, the Distributor or others for certain expenses relating to the distribution of shares of the Funds to investors.

The NASD’s maximum sales charge rule relating to mutual fund shares establishes limits on all types of sales charges, whether front-end, deferred or asset-based. This rule may operate to limit the aggregate distribution fees to which shareholders may be subject under the terms of the 12b-1 Plan.

The 12b-1 Plan authorizes the use of the Funds’ assets to compensate parties which provide distribution assistance or shareholder services, including, but not limited to, printing and distributing prospectuses to persons other than shareholders, printing and distributing advertising and sales literature and reports to shareholders used in connection with selling shares of the Funds, and furnishing personnel and communications equipment to service shareholder accounts and prospective shareholder inquiries.

Pursuant to the Service Plan, each Fund may pay GuideStone Financial Resources for service activities and recordkeeping activities. Service activities include, but are not limited to such services as answering shareholder inquiries and providing such other related personal services as the shareholder may request. Recordkeeping activities include, but are not limited to such services as establishing and maintaining shareholder accounts and records, integrating periodic statements with other shareholder transactions and aggregating and processing purchase and redemption orders. No more than 0.25% of the fees under the Service Plan shall constitute a payment for service activities and any “service fee” paid by a Fund, as that term is defined in subparagraph b(9) of Rule 2830 of the Conduct Rules of the NASD, shall not exceed 0.25%.

The 12b-1 Plan requires that any person authorized to direct the disposition of monies paid or payable by the Funds pursuant to the 12b-1 Plan or any related agreement prepare and furnish to the Board of Trustees, for its review, at least quarterly, written reports complying with the requirements of Rule 12b-1 and setting out the amounts expended under the 12b-1 Plan and the purposes for which those expenditures were made. The 12b-1 Plan provides that so long as they are in effect, the selection and nomination of Trustees who are not deemed to be “interested persons” of the Funds as defined in the 1940 Act (the “Independent Trustees”) will be committed to the discretion of the Independent Trustees then in office, provided that the shareholders of the Trust may also nominate and select Independent Trustees as specified in the Trust Instrument.

Neither the 12b-1 Plan nor any related agreements can take effect until approved by a majority vote of the Trustees, as well as the vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreements related to the 12b-1 Plans, cast in person at a meeting called for the purpose of voting on the 12b-1 Plans and the related agreements. The Board of Trustees, as well as a majority of the Independent Trustees, first approved the 12b-1 Plan on May 15, 2001.

The 12b-1 Plan will continue in effect only so long as its continuance is specifically approved at least annually by the Board of Trustees and the Independent Trustees in the manner described above. The 12b-1 Plan may be terminated at any time by a majority vote of the Independent Trustees who have no direct or indirect financial interest in the operations of the 12b-1 Plan or in any agreement related to the 12b-1 Plan or by vote of a majority of the outstanding voting securities of the applicable Class.

The 12b-1 Plan may not be amended to increase materially the amount of the distribution fees unless the amendment is approved by a vote of at least a majority of the outstanding voting securities of the applicable Class. In addition, no material amendment may be made unless approved by the Board of Trustees and the Independent Trustees in the manner described above.

Statement of Additional Information	73

For the fiscal period ended December 31, 2006, the GS6 and GS8 Classes of the Blended Funds and the Select Funds paid the following distribution expenses:

GS6 Class	Printing	Underwriting Compensation	Compensation to Broker- Dealers	Marketing/ Advertising	Other
Flexible Income Fund	$—	$—	$—	10,010	2,990
Growth & Income Fund	—	—	—	10,780	3,220
Capital Opportunities Fund	—	—	—	6,160	1,840
Global Equity Fund	—	—	—	11,550	3,450
Money Market Fund	—	—	—	3,850	1,150
Low-Duration Bond Fund	—	—	—	8,470	2,530
Medium-Duration Bond Fund	—	—	—	10,010	2,990
Extended-Duration Bond Fund	—	—	—	11,550	3,450
Equity Index Fund	—	—	—	10,010	2,990
Value Equity Fund	—	—	—	12,320	3,680
Growth Equity Fund	—	—	—	8,470	2,530
Small Cap Equity Fund	—	—	—	13,090	3,910
International Equity Fund	—	—	—	16,170	4,830
GS8 Class
Flexible Income Fund	—	—	—	12,320	3,680
Growth & Income Fund	—	—	—	15,400	4,600
Capital Opportunities Fund	—	—	—	16,170	4,830
Global Equity Fund	—	—	—	14,630	4,370
Money Market Fund	—	—	—	12,320	3,680
Low-Duration Bond Fund	—	—	—	11,550	3,450
Medium-Duration Bond Fund	—	—	—	12,320	3,680
Extended-Duration Bond Fund	—	—	—	12,320	3,680
Equity Index Fund	—	—	—	13,090	3,910
Value Equity Fund	—	—	—	13,860	4,140
Growth Equity Fund	—	—	—	13,090	3,910
Small Cap Equity Fund	—	—	—	13,860	4,140
International Equity Fund	—	—	—	16,170	4,830

The Funds may pay up to the entire amount of the distribution fee and shareholder service fee to GuideStone Financial Resources or to unaffiliated service providers who provide these services to the Funds. In addition, GuideStone Financial Resources has agreed to make payments from its own resources to an unaffiliated service provider of the Baylor Health Care Plan for shareholder servicing and recordkeeping in an annual amount of 0.35% of the assets of the plan invested in the Funds.

74	GuideStone Funds

Taxation

General

The following discussion of certain federal income tax matters concerning the Funds and the purchase, ownership and disposition of Fund shares is not complete and may not deal with all aspects of federal income taxation that may be relevant to you in light of your particular circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the “Code”), the regulations promulgated thereunder and judicial and administrative interpretations thereof, all as of the date hereof; all these authorities are subject to change, which may be applied retroactively. If you are investing through a Tax-Deferred Account (such as a retirement plan account or an IRA), special tax rules apply. You should consult your own tax advisers with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, locality, foreign country or other taxing jurisdiction.

Tax Character of Distributions.  As described in the Prospectus, unless your investment is held in a Tax-Deferred Account, dividends from net investment income and distributions from net short-term capital gain and net gains from certain foreign currency transactions, if any (collectively, “dividends”), generally are taxable to you as ordinary income, and distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) (“capital gain distributions”) are taxable to you as long-term capital gains, whether received in cash or reinvested in additional Fund shares.

A portion of a Fund’s dividends (whether paid in cash or reinvested in additional shares) may be eligible for (1) the recently enacted 15% maximum federal income tax rate applicable to dividends that individual taxpayers receive through 2008 and (2) the dividends-received deduction allowed to corporations (although dividends a corporate shareholder deducts are subject indirectly to the federal alternative minimum tax). The eligible portion for any Fund for purposes of the 15% rate may not exceed the aggregate dividends it receives from domestic corporations and certain foreign corporations, whereas only dividends a Fund receives from domestic corporations are eligible for purposes of the dividends-received deduction. Accordingly, a Fund’s distributions of interest income, net capital gain, net short-term capital gain, and net foreign currency gains do not qualify for the reduced tax rate or the deduction. But distributions to individual shareholders of net capital gain a Fund recognizes on sales or exchanges of capital assets after May 6, 2003, and through the end of 2008 (“Reduced Rate Period”) also will be subject to federal income tax at a maximum rate of 15%. The Funds will inform you of the amount of your dividends and capital gain distributions when they are paid and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. You should be aware that if you purchase shares shortly before the record date for a dividend or capital gain distribution, you will pay full price for the shares and receive some portion of the price back as a taxable distribution. At any time, a Fund may distribute to you, as ordinary income or capital gain, an amount of income that exceeds your proportionate share of the actual amount of such income earned during the period of your investment in the Fund.

Redemption and Exchange of Fund Shares.  As discussed in the Prospectus, unless your investment is held in a Tax-Deferred Account, redemptions (including those pursuant to exchanges) of Fund shares are taxable transactions. If you hold your shares as capital assets, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on whether you held your redeemed shares for more than one year. Any capital gain an individual shareholder recognizes on a redemption during the Reduced Rate Period of his or her Fund shares held for more than one year will qualify for the 15% maximum tax rate referred to above. Any loss you realize on the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain distributions to you on those shares.

All or a portion of any loss that you realize on the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the same Fund (through reinvestment of dividends or capital gain distributions or otherwise) within 30 days before or after the redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

Statement of Additional Information	75

Treatment as a Regulated Investment Company.  Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Code and intends to continue to qualify for that treatment for the current taxable year. As a regulated investment company, a Fund generally will pay no federal income tax on the income and gains it distributes to you. The Board of Trustees reserves the right not to maintain the qualification of a Fund for treatment as a regulated investment company if the Board determines that course of action to be beneficial to shareholders. In such a case or if a Fund otherwise fails to maintain that qualification, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund’s earnings and profits.

Excise Tax.  To avoid a nondeductible 4% federal excise tax (“Excise Tax”), a Fund must distribute to its shareholders by December 31 of each year at least the sum of the following amounts: 98% of its ordinary income earned during the calendar year, 98% of its capital gain net income earned during the twelve-month period ending October 31 in that year, plus 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay at least that sum through periodic distributions during each year and any balance in December (or to pay the balance in January under a rule that treats them as received by you in December) to avoid the Excise Tax, but the Funds can give no assurance that their distributions will be sufficient to eliminate all taxes.

Backup Withholding.  Each Fund must withhold and remit to the U.S. Treasury 28% of dividends, capital gain distributions, and redemption proceeds payable to you (in the case of the Money Market Fund, only of dividends payable to you) (“backup withholding”) if (1) you are an individual or other noncorporate shareholder and (2) you fail to furnish the Fund with your correct taxpayer identification number or social security number. Withholding at that rate also is required from a Fund’s dividends and (except for the Money Market Fund) capital gain distributions payable to you if you are such a shareholder and (a) the Internal Revenue Service (“IRS”) notifies you or the Funds that you have failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect or (b) when required to do so, you fail to certify that you are not subject to backup withholding. Any amounts withheld may be credited against your federal income tax liability.

Other Taxation.  Distributions may be subject to state, local and foreign taxes, depending on your particular situation.

Tax Treatment of Fund Investments

Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net proceeds pursuant to applicable federal income tax rules.

Market Discount.  If a Fund purchases a debt security at a price lower than its stated redemption price, the difference is “market discount.” If the amount of market discount is more than de minimis, a Fund must include a portion of the market discount as ordinary income (not capital gain) in each taxable year in which the Fund receives a principal payment on the security. In particular, a Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included in income for each taxable year is equal to the lesser of (1) the amount of market discount accruing during the year (plus any accrued market discount for prior taxable years not previously taken into account) or (2) the amount of the principal payment with respect to the year. Generally, market discount accrues on a daily basis for each day a Fund holds the debt security at a constant rate over the time remaining to the debt security’s maturity or, at the Fund’s election, at a constant yield to maturity that takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the “accrued market discount.”

76	GuideStone Funds

Original Issue Discount and PIK Securities.  Certain debt securities a Fund acquires may be originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although a Fund currently receives no cash on account of that discount, the original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, would be subject to the distribution requirements applicable to regulated investment companies. Similar treatment is required for “interest” on PIK securities paid in the form of additional securities rather than cash. A Fund may purchase some debt securities at a discount that exceeds the original issue discount on them, if any. This additional discount represents market discount for federal income tax purposes (see above).

Effect of Foreign Investments on Distributions.  Most foreign exchange gains and losses realized on the sale of debt securities generally are treated as ordinary income and loss by the Funds. These gains, when distributed, will be taxable to you as ordinary dividends (unless your investment is held in a Tax-Deferred Account), and any such losses will reduce the Fund’s ordinary income otherwise available for distribution to you. This treatment could increase or reduce ordinary income distributions to you and may cause some or all of a Fund’s previously distributed income to be classified as a return of capital.

The Funds may be subject to foreign withholding or other taxes on income from certain foreign securities. If more than 50% of the International Equity Fund’s total assets at the end of a taxable year is invested in securities of foreign corporations, the Fund may elect to pass-through to you your pro rata share of foreign taxes it paid. If the Fund makes this election, the year-end statement you receive from it will show more taxable income than it actually distributed to you. However, you will be entitled to either deduct your share of those taxes in computing your taxable income or (subject to limitations) claim a foreign tax credit for that share against your U.S. federal income tax. (The exception, again, is a Tax-Deferred Account.) You will be provided with the information necessary to complete your individual income tax return if the Fund makes this election.

Passive Foreign Investment Companies.  The International Equity Fund may invest in shares of foreign corporations that are classified under the Code as passive foreign investment companies (“PFICs”). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a portion of any “excess distribution” it receives on the stock of a PFIC or of any gain on its disposition of that stock (collectively “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

If the International Equity Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF’s annual ordinary earnings and net capital gain — which the Fund likely would have to distribute to satisfy the distribution requirements applicable to regulated investment companies and avoid imposition of the Excise Tax — even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

The International Equity Fund may elect to “mark to market” its stock in any PFIC. “Marking-to-market,” in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the Fund’s adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also would be allowed to deduct (as ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the

Statement of Additional Information	77

election. The Fund’s adjusted basis in each PFIC’s stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Hedging Strategies.  The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gain from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures contracts, and forward contracts a Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the requirements applicable to regulated investment companies.

A Fund may invest in some futures contracts and “nonequity” options (i.e., certain listed options, such as those on a “broad-based” securities index) — and some foreign currency options and forward contracts with respect to which it makes a particular election — that will be “section 1256 contracts.” Any section 1256 contracts a Fund holds at the end of its taxable year generally must be “marked-to-market” (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that a Fund must distribute to satisfy the distribution requirement applicable to regulated investment companies (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain a Fund recognizes, without in either case increasing the cash available to the Fund.

Offsetting positions a Fund enters into or holds in any actively traded security, option, futures contract, or forward contract may constitute a “straddle” for federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character, and timing of a Fund’s gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) the Fund’s holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain), and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses be treated as long- term capital losses. Applicable regulations also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles. Different elections are available to the Funds, which may mitigate the effects of the straddle rules, particularly with respect to “mixed straddles” (i.e., a straddle of which at least one, but not all, positions are section 1256 contracts).

When a covered call option written (sold) by a Fund expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When a Fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by a Fund is exercised, it will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the underlying security’s basis.

If a Fund has an “appreciated financial position” — generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than “straight debt”), or partnership interest the fair market value of which exceeds its adjusted basis — and enters into a “constructive sale” of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an

78	GuideStone Funds

offsetting notional principal contract, or a futures or forward contract a Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction by a Fund during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

Individual Retirement Accounts

Traditional IRAs.  Certain shareholders may obtain tax advantages by establishing an IRA. Specifically, except as noted below, if neither you nor your spouse is an active participant in a qualified employer or government retirement plan, or if either you or your spouse is an active participant in such a plan and your adjusted gross income does not exceed a certain level, each of you may deduct cash contributions made to an IRA in an amount for each taxable year not exceeding the lesser of your earned income or $4,000. Notwithstanding the foregoing, a married shareholder who is not an active participant in such a plan and files a joint income tax return with his or her spouse (and their combined adjusted gross income does not exceed $150,000) is not affected by the spouse’s active participant status. In addition, if your spouse is not employed and you file a joint return, you may also establish a separate IRA for your spouse and contribute up to a total of $8,000 to the two IRAs, provided that neither contribution exceeds $4,000. If your employer’s plan qualifies as a SIMPLE, permits voluntary contributions and meets certain requirements, you may make voluntary contributions to that plan that are treated as deductible IRA contributions.

Even if you are not in one of the categories described in the preceding paragraph, you may find it advantageous to invest in Fund shares through nondeductible IRA contributions, up to certain limits, because all dividends and other distributions on your shares are then not immediately taxable to you or the IRA; they become taxable only when distributed to you. To avoid penalties, your interest in an IRA must be distributed, or start to be distributed, to you not later than April 1 following the calendar year in which you attain age 70 1/2. Distributions made before age 59 1/2, in addition to being taxable, generally are subject to a penalty equal to 10% of the distribution, except in the case of death or disability or where the distribution is rolled over into another qualified plan or certain other situations.

Roth IRAs.  A shareholder whose adjusted gross income (or combined adjusted gross income with his or her spouse) does not exceed certain levels may establish and contribute up to $4,000 per taxable year to a Roth IRA. In addition, for a shareholder whose adjusted gross income does not exceed $110,000 (or is not married filing a separate return), certain distributions from traditional IRAs may be rolled over to a Roth IRA and any of the shareholder’s traditional IRAs may be converted to a Roth IRA; these rollover distributions and conversions are, however, subject to federal income tax.

Contributions to a Roth IRA are not deductible; however, earnings accumulate tax-free in a Roth IRA, and withdrawals of earnings are not subject to federal income tax if the account has been held for at least five years (or in the case of earnings attributable to rollover contributions from or conversions of a traditional IRA, the rollover or conversion occurred more than five years before the withdrawal) and the account holder has reached age 59 1/2 (or certain other conditions apply).

Other Tax-Deferred Accounts

Tax-Sheltered Only Arrangements (“TSA”).  The GS8 Class shares of the Funds are available to eligible investors for purchase through individual 403(b)(7) Custodial Accounts. GuideStone Financial Services, an

Statement of Additional Information	79

affiliate of GuideStone Financial Resources and an affiliate of the Investment Adviser, will serve as non-bank custodian of the 403(b)(7) Custodial Accounts. To participate in a 403(b)(7) Custodial Account, your employer must have a service agreement with GuideStone Financial Resources. 403(b)(7) Custodial Accounts are subject to contribution limits applicable to 403(b)(7) arrangements.

Health Savings Accounts (“HSA”).  An HSA is a tax-advantaged savings account that is available to people whose only health coverage is provided through a qualified high-deductible health plan. In order to be eligible for an HSA through GuideStone Financial Resources you must be in the high deductible health plan (“HDHP”), made available by GuideStone Financial Resources. The maximum amount you can contribute to your HSA is 100 percent of your deductible under the qualified HDHP or the maximum set by the IRS. You are only entitled to the annual contribution limit if you are an eligible person for the entire year. The HDHP offered by GuideStone Financial Resources offers a maximum limit of $2,850 for individuals and $5,650 per family.

Withholding

Withholding at the rate of 20% is required for federal income tax purposes on certain distributions (excluding, for example, certain periodic payments) from the foregoing retirement plans (except IRAs), unless the recipient transfers the distribution directly to an “eligible retirement plan” (including an IRA and other qualified plan) that accepts those distributions. Other distributions generally are subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless the recipient elects not to have any withholding apply. Investors should consult their plan administrator or tax adviser for further information.

Valuation of Shares

Each Fund’s shares are bought or sold at a price that is the Fund’s net asset value (“NAV”) per share. The NAV for each Fund is calculated by subtracting total liabilities from total assets (the market value of the securities the Fund holds plus cash and other assets). Each Fund’s per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent. Because each Date Target Fund and Blended Fund invests in shares of the Select Funds, the price of a Date Target Fund’s or a Blended Fund’s shares is based upon the net asset values of those shares of underlying Select Funds. In turn, the NAV per share of each Select Fund is based upon the values of the obligations, stocks and other investments held by the Select Fund. Therefore, the price of a Date Target Fund’s or a Blended Fund’s shares will fluctuate in relation to its asset allocation among the Select Funds and the value of the portfolio investments of the underlying Select Funds.

The Funds value their portfolio securities and compute their NAVs per share on each day that the New York Stock Exchange (the “NYSE”) is open for trading, in accordance with the procedures discussed in the Prospectus. This section provides a more detailed description of the Funds’ methods for valuing their portfolio securities. As of the date of this SAI, the NYSE is open for trading every weekday except for the following holidays: New Year’s Day, Martin Luther King Jr.’s Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When a holiday falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or subsequent Monday in observance of the holiday.

The Funds (except the Money Market Fund) each value portfolio securities listed on an exchange on the basis of the last sale price or official closing price prior to the time the valuation is made. Securities traded primarily on the Nasdaq Stock Market are normally valued by the Fund at the Nasdaq Official Closing Price (“NOCP”) provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price

80	GuideStone Funds

to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there has been no sale since the immediately previous valuation, then the official close price is used. Quotations are taken from the exchange where the security is primarily traded.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges. The Funds translate prices for investments quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s NAVs. Because foreign markets may be open at different times than the New York Stock Exchange, the value of Fund shares, particularly shares of the International Fund and Bond Funds, may change on days when shareholders will not be able to buy or redeem Fund shares. When an occurrence subsequent to the time that a foreign security is valued is likely to have changed such value, then such foreign security will be valued at its fair value, as determined through procedures established by, or under the direction of, the Board of Trustees. In addition, foreign equity securities will be valued at fair values provided by FT Interactive Data on certain days determined upon movements in a broad-based index in relation to the close of a foreign market. Equity securities which are traded in the over-the-counter market only, but which are not included in the Nasdaq National Market System, will be valued at the last quoted bid price. To the extent available, valuations of portfolio securities (except those valued using amortized cost) will be provided by reliable independent pricing services.

Notwithstanding the above, bonds and other fixed income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. Securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Portfolio securities not currently quoted as indicated above will be valued through procedures established by, or under the direction of, the Board of Trustees.

If the price of a security obtained under a Fund’s valuation procedures (as described above) does not represent the amount that the Fund reasonably expects to receive on a current sale of the security, the Fund will value the security based on a method that the Trustees of the Trust believe accurately reflects fair value. The fair value ascertained for a security is an estimate and there is no assurance, given the limited information available at the time of fair valuation, that a security’s fair value will be the same as or close to the subsequent opening market price for that security.

The Money Market Fund uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price which the Fund would receive if the security were sold. During these periods, the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund which utilizes a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Fund’s portfolio on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing solely market values and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, the Money Market Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities of 397 days or less and invest only in U.S. dollar denominated eligible securities determined by the Trust’s Board of Trustees to be of minimal credit risks and which (1) have received the highest short-term rating by at least two NRSROs, such as “A-1” by Standard & Poor’s® and “P-1” by Moody’s; (2) are single rated and have received the highest short-term rating by a NRSRO; or (3) are unrated, but are determined to be of comparable quality by the Investment Adviser or Sub-Adviser pursuant to

Statement of Additional Information	81

guidelines approved by the Board. Investments in rated securities not rated in the highest category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization), and unrated securities not determined by the Board of Trustees, Investment Adviser or Sub-Adviser to be comparable to those rated in the highest rating category, will be limited.

Pursuant to Rule 2a-7, the Board of Trustees is also required to establish procedures designed to stabilize, to the extent reasonably possible, the price per share of the Money Market Fund, as computed for the purpose of sales and redemptions, at $1.00. Such procedures include review of the Fund’s portfolio holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether the net asset value of the Fund calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, will be initiated. In the event the Board of Trustees determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Board of Trustees will take such corrective action as it regards as necessary and appropriate, which may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations.

Portfolio Holdings Information

It is the Trust’s policy to protect the confidentially of portfolio holdings and prevent the selective disclosure of non-public information concerning the Funds. The Trust maintains portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These portfolio holdings disclosure policies have been approved by the Trust’s Board of Trustees.

In accordance with SEC regulatory requirements, each Fund files a complete schedule of its portfolio holdings on a quarterly basis within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

Each Fund generally discloses top ten portfolio holdings on a quarterly basis 20 business days after the end of the month or quarter. Certain Sub-advisers retained by the Investment Adviser to manage a portion of a Fund may require a more stringent lag time (i.e., longer than 15 days) before portfolio holdings information may be released and, in such cases, the Investment Adviser adheres to the requirements of the Sub-adviser. Top ten portfolio holdings are posted on the Trust’s website quarterly (Fund Fact Sheets) and complete portfolio holdings are available to all investors upon request.

Non-public portfolio holdings information may not be provided to any actual or prospective shareholder of the Funds, any institutional investor, or any broker-dealer or financial intermediary who seeks such information for purposes of determining whether to invest in the Funds. This is not considered a legitimate business need for the information. If such persons request portfolio holdings information, they may only be provided with information that is disclosed in the latest annual or semi-annual report, in Forms N-CSR and N-Q filed with the SEC, and on the Trust’s website.

Non-public portfolio holdings information may be provided to the following categories of persons based upon the fact that they have a legitimate business need for such information and are subject to a duty of confidentiality:

(a)	The Investment Adviser, Sub-adviser, and Sub-adviser candidates for the Funds (and their access persons);

(b)	Administrator;

(c)	Fund Accountant;

82	GuideStone Funds

(d)	Independent registered public accounting firm of the Funds;

(e)	Legal counsel for the Trust and to the independent Trustees of the Trust;

(f)	Custodian and sub-custodians of the Funds;

(g)	Ratings or ranking agencies;

(h)	Companies that provide analytical services to the Funds, the Investment Adviser and Sub-adviser;

(i)	Pricing services employed by the Funds;

(j)	Proxy voting services employed by the Funds;

(k)	Broker-dealers who provide execution or research services for the Funds (including identifying potential buyers and sellers for securities that are held by the Funds);

(l)	Broker-dealers who provide quotations that are used in pricing when a pricing service is unable to provide a price or it is determined to be unreliable; and,

(m)	Companies that provide other services that are deemed to be beneficial to the Funds.

The Funds may grant exceptions to permit additional disclosure of portfolio holdings information at differing times and with differing lag times to certain individuals or entities, provided that (1) the recipient is subject to a written confidentiality agreement, (2) the recipient will utilize the information to reach certain conclusions about the investment management characteristics of the Funds and will not use the information to facilitate or assist in any investment program, and (3) the recipient will not provide access to this information to third parties. In such cases, disclosure of the Funds’ portfolio holdings information may be made only with prior written approval of the Trust’s Chief Executive Officer or its Chief Compliance Officer.

The Trust’s Chief Compliance Officer monitors for compliance with the foregoing policies. Any violations of these policies are reported to the Trust’s Board of Trustees on a quarterly basis. The policies of the Funds’ Sub-advisers are monitored by their respective compliance staff and any violations are required to be reported to the Funds’ Chief Compliance Officer and the Board of Trustees of the Funds. In no event shall the Investment Adviser, its affiliates or employees, or the Funds receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

Any conflict between the interests of shareholders and the interests of the Investment Adviser, Sub-adviser or any if its affiliates, will be reported to the Board, which will make a determination that is in the best interests of shareholders.

Telephone Instructions

Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, they will use procedures that are considered reasonable. Shareholders assume the risk to the full extent of their accounts that telephone requests may be unauthorized. To the extent that the Funds or their service providers fail to use reasonable procedures to verify the genuineness of telephone instructions, the Funds or their service providers may be liable for any such instructions that prove to be fraudulent or unauthorized. All telephone conversations with the Funds, GuideStone Financial Resources and PFPC may be recorded.

Statement of Additional Information	83

Control Persons and Principal Holders of Securities

As of April 13, 2007, the following persons owned of record or were known by the Funds to own beneficially 5% or more of a Class of shares of a Fund. Persons are deemed to control a Fund when they own beneficially over 25% of the Fund’s outstanding shares. Principal holders are persons that own beneficially 5% or more of any Class of a Fund’s outstanding shares.

Name of Fund (Class)	Shareholder Name and Address	Percentage of Shares Owned (rounded to the nearest whole percentage)
MyDestination 2005 Fund (GS4 Class)	GuideStone Church Retirement Plan PO BOX 2190 Dallas, Texas 75221-2190	64%
MyDestination 2005 Fund (GS4 Class)	GuideStone 403(b)(9) Employer Plan PO BOX 2190 Dallas, Texas 75221-2190	26%
MyDestination 2005 Fund (GS4 Class)	GuideStone Financial Resources Operating Fund PO BOX 2190 Dallas, Texas 75221-2190	6%
MyDestination 2015 Fund (GS4 Class)	GuideStone Church Retirement Plan PO BOX 2190 Dallas, Texas 75221-2190	63%
MyDestination 2015 Fund (GS4 Class)	GuideStone 403(b)(9) Employer Plan PO BOX 2190 Dallas, Texas 75221-2190	32%
MyDestination 2025 Fund (GS4 Class)	GuideStone Church Retirement Plan PO BOX 2190 Dallas, Texas 75221-2190	53%
MyDestination 2025 Fund (GS4 Class)	GuideStone 403(b)(9) Employer Plan PO BOX 2190 Dallas, Texas 75221-2190	38%
MyDestination 2025 Fund (GS4 Class)	GuideStone Financial Resources Operating Fund PO BOX 2190 Dallas, Texas 75221-2190	5%
MyDestination 2025 Fund (GS4 Class)	GuideStone Church Retirement Plan PO BOX 2190 Dallas, Texas 75221-2190	60%
MyDestination 2025 Fund (GS4 Class)	GuideStone 403(b)(9) Employer Plan PO BOX 2190 Dallas, Texas 75221-2190	23%
MyDestination 2025 Fund (GS4 Class)	GuideStone Financial Resources Operating Fund PO BOX 2190 Dallas, Texas 75221-2190	12%
MyDestination 2045 Fund (GS4 Class)	GuideStone Church Retirement Plan PO BOX 2190 Dallas, Texas 75221-2190	38%
MyDestination 2045 Fund (GS4 Class)	GuideStone 403(b)(9) Employer Plan PO BOX 2190 Dallas, Texas 75221-2190	30%

84	GuideStone Funds

Name of Fund (Class)	Shareholder Name and Address	Percentage of Shares Owned (rounded to the nearest whole percentage)
MyDestination 2045 Fund (GS4 Class)	GuideStone Financial Resources Operating Fund PO BOX 2190 Dallas, Texas 75221-2190	28%
Flexible Income Fund (GS4 Class)	GuideStone Church Retirement Plan PO BOX 2190 Dallas, Texas 75221-2190	55%
Flexible Income Fund (GS4 Class)	GuideStone 403(b)(9) Employer Plan PO BOX 2190 Dallas, Texas 75221-2190	29%
Flexible Income Fund (GS4 Class)	GuideStone Financial Resources Endowment Fund PO BOX 2190 Dallas, Texas 75221-2190	6%
Growth & Income Fund (GS4 Class)	GuideStone Church Retirement Plan PO BOX 2190 Dallas, Texas 75221-2190	62%
Growth & Income Fund (GS4 Class)	GuideStone 403(b)(9) Employer Plan PO BOX 2190 Dallas, Texas 75221-2190	31%
Capital Opportunities Fund (GS4 Class)	GuideStone Church Retirement Plan PO BOX 2190 Dallas, Texas 75221-2190	65%
Capital Opportunities Fund (GS4 Class)	GuideStone 403(b)(9) Employer Plan PO BOX 2190 Dallas, Texas 75221-2190	27%
Global Equity Fund (GS4 Class)	GuideStone Church Retirement Plan PO BOX 2190 Dallas, Texas 75221-2190	62%
Global Equity Fund (GS4 Class)	GuideStone 403(b)(9) Employer Plan PO BOX 2190 Dallas, Texas 75221-2190	24%
Money Market Fund (GS4 Class)	GuideStone Church Retirement Plan PO BOX 2190 Dallas, Texas 75221-2190	26%
Money Market Fund (GS4 Class)	GuideStone Financial Resources Money Market Liquid Medium-Duration Bond Fund PO BOX 2190 Dallas, Texas 75221-2190	16%
Money Market Fund (GS4 Class)	GuideStone 403(B)(9) Employer Plan PO BOX 2190 Dallas, Texas 75221-2190	14%
Money Market Fund (GS4 Class)	GuideStone Financial Resources Money Market Liquid Growth Equity Fund PO BOX 2190 Dallas, Texas 75221-2190	8%
Money Market Fund (GS4 Class)	GuideStone Financial Resources Money Market Liquid Value Equity Fund PO BOX 2190 Dallas, Texas 75221-2190	6%

Statement of Additional Information	85

Name of Fund (Class)	Shareholder Name and Address	Percentage of Shares Owned (rounded to the nearest whole percentage)
Money Market Fund (GS4 Class)	GuideStone Financial Resources Money Market Liquid International Equity Fund PO BOX 2190 Dallas, Texas 75221-2190	5%
Low-Duration Bond Fund (GS4 Class)	GuideStone Financial Resources Flexible Income Blended Fund PO BOX 2190 Dallas, Texas 75221-2190	33%
Low-Duration Bond Fund (GS4 Class)	GuideStone Financial Resources Growth and Income Blended Fund PO BOX 2190 Dallas, Texas 75221-2190	29%
Low-Duration Bond Fund (GS4 Class)	GuideStone Financial Resources Capital Opportunities Blended Fund PO BOX 2190 Dallas, Texas 75221-2190	12%
Low-Duration Bond Fund (GS4 Class)	GuideStone Financial Resources Insurance Fund PO BOX 2190 Dallas, Texas 75221-2190	9%
Low-Duration Bond Fund (GS4 Class)	GuideStone Financial Resources Capital Preservation Fund PO BOX 2190 Dallas, Texas 75221-2190	9%
Medium-Duration Bond Fund (GS4 Class)	GuideStone Financial Resources Growth and Income Blended Fund PO BOX 2190 Dallas, Texas 75221-2190	30%
Medium-Duration Bond Fund (GS4 Class)	GuideStone Financial Resources Fixed Benefit Plan PO BOX 2190 Dallas, Texas 75221-2190	29%
Medium-Duration Bond Fund (GS4 Class)	GuideStone Financial Resources Capital Opportunities Blended Fund PO BOX 2190 Dallas, Texas 75221-2190	12%
Medium-Duration Bond Fund (GS4 Class)	GuideStone Financial Resources Insurance Fund PO BOX 2190 Dallas, Texas 75221-2190	7%
Medium-Duration Bond Fund (GS4 Class)	GuideStone Financial Resources Capital Preservation Fund PO BOX 2190 Dallas, Texas 75221-2190	6%
Medium-Duration Bond Fund (GS4 Class)	GuideStone Church Retirement Plan PO BOX 2190 Dallas, Texas 75221-2190	5%
Extended-Duration Bond Fund (GS4 Class)	GuideStone Financial Resources Fixed Benefit Plan PO BOX 2190 Dallas, Texas 75221-2190	39%

86	GuideStone Funds

Name of Fund (Class)	Shareholder Name and Address	Percentage of Shares Owned (rounded to the nearest whole percentage)
Extended-Duration Bond Fund (GS4 Class)	GuideStone Financial Resources Growth and Income Blended Fund PO BOX 2190 Dallas, Texas 75221-2190	29%
Extended-Duration Bond Fund (GS4 Class)	GuideStone Church Retirement Plan PO BOX 2190 Dallas, Texas 75221-2190	12%
Extended-Duration Bond Fund (GS4 Class)	GuideStone Financial Resources Capital Opportunities Blended Fund PO BOX 2190 Dallas, Texas 75221-2190	11%
Extended-Duration Bond Fund (GS4 Class)	GuideStone 403(B)(9) Employer Plan PO BOX 2190 Dallas, Texas 75221-2190	6%
Global Bond Fund (GS4 Class)	GuideStone Financial Resources Fixed Benefit Plan PO BOX 2190 Dallas, Texas 75221-2190	96%
Equity Index Fund (GS4 Class)	GuideStone Church Retirement Plan PO BOX 2190 Dallas, Texas 75221-2190	34%
Equity Index Fund (GS4 Class)	GuideStone 403(B)(9) Employer Plan PO BOX 2190 Dallas, Texas 75221-2190	19%
Equity Index Fund (GS4 Class)	GuideStone Financial Resources Global Equity Blended Fund PO BOX 2190 Dallas, Texas 75221-2190	16%
Equity Index Fund (GS4 Class)	GuideStone Financial Resources Capital Opportunities Blended Fund PO BOX 2190 Dallas, Texas 75221-2190	13%
Equity Index Fund (GS4 Class)	GuideStone Financial Resources Growth and Income Blended Fund PO BOX 2190 Dallas, Texas 75221-2190	10%
Real Estate Securities Fund (GS4 Class)	GuideStone Church Retirement Plan PO BOX 2190 Dallas, Texas 75221-2190	49%
Real Estate Securities Fund (GS4 Class)	GuideStone 403(b)(9) Employer Plan PO BOX 2190 Dallas, Texas 75221-2190	28%
Real Estate Securities Fund (GS4 Class)	GuideStone Financial Resources Fixed Benefit Plan PO BOX 2190 Dallas, Texas 75221-2190	15%
Value Equity Fund (GS4 Class)	GuideStone Financial Resources Global Equity Blended Fund PO BOX 2190 Dallas, Texas 75221-2190	21%

Statement of Additional Information	87

Name of Fund (Class)	Shareholder Name and Address	Percentage of Shares Owned (rounded to the nearest whole percentage)
Value Equity Fund (GS4 Class)	GuideStone Financial Resources Fixed Benefit Plan PO BOX 2190 Dallas, Texas 75221-2190	18%
Value Equity Fund (GS4 Class)	GuideStone Financial Resources Capital Opportunities Blended Fund PO BOX 2190 Dallas, Texas 75221-2190	18%
Value Equity Fund (GS4 Class)	GuideStone Church Retirement Plan PO BOX 2190 Dallas, Texas 75221-2190	14%
Value Equity Fund (GS4 Class)	GuideStone Financial Resources Growth and Income Blended Fund PO BOX 2190 Dallas, Texas 75221-2190	14%
Value Equity Fund (GS4 Class)	GuideStone 403(B)(9) Employer Plan PO BOX 2190 Dallas, Texas 75221-2190	8%
Growth Equity Fund (GS4 Class)	GuideStone Financial Resources Global Equity Blended Fund PO BOX 2190 Dallas, Texas 75221-2190	23%
Growth Equity Fund (GS4 Class)	GuideStone Financial Resources Fixed Benefit Plan PO BOX 2190 Dallas, Texas 75221-2190	20%
Growth Equity Fund (GS4 Class)	GuideStone Financial Resources Capital Opportunities Blended Fund PO BOX 2190 Dallas, Texas 75221-2190	18%
Growth Equity Fund (GS4 Class)	GuideStone Financial Resources Growth and Income Blended Fund PO BOX 2190 Dallas, Texas 75221-2190	15%
Growth Equity Fund (GS4 Class)	GuideStone Church Retirement Plan PO BOX 2190 Dallas, Texas 75221-2190	13%
Growth Equity Fund (GS4 Class)	GuideStone 403(b)(9) Employer Plan PO BOX 2190 Dallas, Texas 75221-2190	7%
Small Cap Equity Fund (GS4 Class)	GuideStone Church Retirement Plan PO BOX 2190 Dallas, Texas 75221-2190	31%
Small Cap Equity Fund (GS4 Class)	GuideStone Financial Resources Global Equity Blended Fund PO BOX 2190 Dallas, Texas 75221-2190	16%
Small Cap Equity Fund (GS4 Class)	GuideStone 403(b)(9) Employer Plan PO BOX 2190 Dallas, Texas 75221-2190	15%

88	GuideStone Funds

Name of Fund (Class)	Shareholder Name and Address	Percentage of Shares Owned (rounded to the nearest whole percentage)
Small Cap Equity Fund (GS4 Class)	GuideStone Financial Resources Capital Opportunities Blended Fund PO BOX 2190 Dallas, Texas 75221-2190	13%
Small Cap Equity Fund (GS4 Class)	GuideStone Financial Resources Growth and Income Blended Fund PO BOX 2190 Dallas, Texas 75221-2190	10%
Small Cap Equity Fund (GS4 Class)	GuideStone Financial Resources Fixed Benefit Plan PO BOX 2190 Dallas, Texas 75221-2190	10%
International Equity Fund (GS4 Class)	GuideStone Financial Resources Fixed Benefit Plan PO BOX 2190 Dallas, Texas 75221-2190	20%
International Equity Fund (GS4 Class)	GuideStone Financial Resources Global Equity Blended Fund PO BOX 2190 Dallas, Texas 75221-2190	19%
International Equity Fund (GS4 Class)	GuideStone Church Retirement Plan PO BOX 2190 Dallas, Texas 75221-2190	17%
International Equity Fund (GS4 Class)	GuideStone Financial Resources Capital Opportunities Blended Fund PO BOX 2190 Dallas, Texas 75221-2190	17%
International Equity Fund (GS4 Class)	GuideStone Financial Resources Growth and Income Blended Fund PO BOX 2190 Dallas, Texas 75221-2190	14%
International Equity Fund (GS4 Class)	GuideStone 403(b)(9) Employer Plan PO BOX 2190 Dallas, Texas 75221-2190	9%
MyDestination 2005 Fund (GS6 Class)	GuideStone Financial Resources Operating Fund PO BOX 2190 Dallas, Texas 75221-2190	100%
MyDestination 2015 Fund (GS6 Class)	GuideStone Financial Resources Operating Fund PO BOX 2190 Dallas, Texas 75221-2190	100%
MyDestination 2025 Fund (GS6 Class)	Guidestone Financial Resources Operating Fund PO BOX 2190 Dallas, Texas 75221-2190	92%
MyDestination 2025 Fund (GS6 Class)	GuideStone Financial Resources ER 403(B) Retirement Plan PO BOX 2190 Dallas, Texas 75221-2190	7%
MyDestination 2035 Fund (GS6 Class)	GuideStone Financial Resources Operating Fund PO BOX 2190 Dallas, Texas 75221-2190	100%

Statement of Additional Information	89

Name of Fund (Class)	Shareholder Name and Address	Percentage of Shares Owned (rounded to the nearest whole percentage)
MyDestination 2045 Fund (GS6 Class)	GuideStone Financial Resources Operating Fund PO BOX 2190 Dallas, Texas 75221-2190	100%
Flexible Income Fund (GS6 Class)	GuideStone Financial Resources Endowment Fund PO BOX 2190 Dallas, Texas 75221-2190	100%
Growth & Income Fund (GS6 Class)	GuideStone Financial Resources Protection Benefit Plan PO BOX 2190 Dallas, Texas 75221-2190	93%
Capital Opportunities Fund (GS6 Class)	GuideStone Financial Resources Protection Benefit Plan PO BOX 2190 Dallas, Texas 75221-2190	86%
Capital Opportunities Fund (GS6 Class)	GuideStone Financial Resources ER 403(B) Retirement Plan PO BOX 2190 Dallas, Texas 75221-2190	8%
Capital Opportunities Fund (GS6 Class)	GuideStone Financial Resources Northcreek Church PO BOX 2190 Dallas, Texas 75221-2190	6%
Global Equity Fund (GS6 Class)	GuideStone Financial Resources Operating Fund PO BOX 2190 Dallas, Texas 75221-2190	96%
Money Market Fund (GS6 Class)	GuideStone Financial Resources Operating Fund PO BOX 2190 Dallas, Texas 75221-2190	96%
Low-Duration Bond Fund (GS6 Class)	GuideStone Financial Resources Insurance Fund PO BOX 2190 Dallas, Texas 75221-2190	96%
Medium-Duration Bond Fund (GS6 Class)	GuideStone Financial Resources Fixed Benefit Plan PO BOX 2190 Dallas, Texas 75221-2190	100%
Extended-Duration Bond Fund (GS6 Class)	GuideStone Financial Resources Fixed Benefit Plan PO BOX 2190 Dallas, Texas 75221-2190	100%
Equity Index Fund (GS6 Class)	GuideStone Financial Resources Fixed Benefit Plan PO BOX 2190 Dallas, Texas 75221-2190	97%
Value Equity Fund (GS6 Class)	GuideStone Financial Resources Fixed Benefit Plan PO BOX 2190 Dallas, Texas 75221-2190	100%

90	GuideStone Funds

Name of Fund (Class)	Shareholder Name and Address	Percentage of Shares Owned (rounded to the nearest whole percentage)
Growth Equity Fund (GS6 Class)	GuideStone Financial Resources Fixed Benefit Plan PO BOX 2190 Dallas, Texas 75221-2190	98%
Small Cap Equity Fund (GS6 Class)	GuideStone Financial Resources Fixed Benefit Plan PO BOX 2190 Dallas, Texas 75221-2190	99%
International Equity Fund (GS6 Class)	GuideStone Financial Resources Fixed Benefit Plan PO BOX 2190 Dallas, Texas 75221-2190	98%
Flexible Income Fund I (GS2 Class)	GuideStone 403(b)(9) Employer Plan PO BOX 2190 Dallas, Texas 75221-2190	84%
Flexible Income Fund I (GS2 Class)	GuideStone Financial Resources Baylor University Retirement Plan PO BOX 2190 Dallas, Texas 75221-2190	14%
Growth & Income Fund I (GS2 Class)	GuideStone 403(b)(9) Employer Plan PO BOX 2190 Dallas, Texas 75221-2190	69%
Growth & Income Fund I (GS2 Class)	GuideStone Financial Resources Baylor University Retirement Plan PO BOX 2190 Dallas, Texas 75221-2190	14%
Growth & Income Fund I (GS2 Class)	GuideStone Financial Resources Employer Asset Plan PO BOX 2190 Dallas, Texas 75221-2190	12%
Capital Opportunities Fund I (GS2 Class)	GuideStone 403(b)(9) Employer Plan PO BOX 2190 Dallas, Texas 75221-2190	88%
Capital Opportunities Fund I (GS2 Class)	GuideStone Financial Resources Baylor University Retirement Plan PO BOX 2190 Dallas, Texas 75221-2190	9%
Global Equity Fund I (GS2 Class)	GuideStone 403(b)(9) Employer Plan PO BOX 2190 Dallas Texas 75221-2190	84%
Global Equity Fund I (GS2 Class)	GuideStone Financial Resources Baylor University Retirement Plan PO BOX 2190 Dallas, Texas 75221-2190	15%
Money Market Fund (GS2 Class)	GuideStone 403(b)(9) Employer Plan PO BOX 2190 Dallas, Texas 75221-2190	72%
Money Market Fund (GS2 Class)	GuideStone Financial Resources Operating Fund PO BOX 2190 Dallas, Texas 75221-2190	6%

Statement of Additional Information	91

Name of Fund (Class)	Shareholder Name and Address	Percentage of Shares Owned (rounded to the nearest whole percentage)
Money Market Fund (GS2 Class)	GuideStone Financial Resources Employer Asset Plan PO BOX 2190 Dallas, Texas 75221-2190	5%
Low-Duration Bond Fund (GS2 Class)	GuideStone Financial Resources Flexible Income Fund I PO BOX 2190 Dallas, Texas 75221-2190	38%
Low-Duration Bond Fund (GS2 Class)	GuideStone Financial Resources Growth & Income Fund I PO BOX 2190 Dallas, Texas 75221-2190	38%
Low-Duration Bond Fund (GS2 Class)	GuideStone Financial Resources Capital Opportunities Fund I PO BOX 2190 Dallas, Texas 75221-2190	14%
Low-Duration Bond Fund (GS2 Class)	GuideStone 403(b)(9) Employer Plan PO BOX 2190 Dallas, Texas 75221-2190	7%
Medium-Duration Bond Fund (GS2 Class)	GuideStone Financial Resources Growth & Income Fund I PO BOX 2190 Dallas, Texas 75221-2190	59%
Medium-Duration Bond Fund (GS2 Class)	GuideStone Financial Resources Capital Opportunities Fund I PO BOX 2190 Dallas, Texas 75221-2190	21%
Medium-Duration Bond Fund (GS2 Class)	GuideStone 403(b)(9) Employer Plan PO BOX 2190 Dallas, Texas 75221-2190	11%
Medium-Duration Bond Fund (GS2 Class)	GuideStone Financial Resources Fixed Benefit Plan PO BOX 2190 Dallas, Texas 75221-2190	6%
Extended-Duration Bond Fund (GS2 Class)	GuideStone Financial Resources Growth & Income Fund I PO BOX 2190 Dallas, Texas 75221-2190	47%
Extended-Duration Bond Fund (GS2 Class)	GuideStone 403(b)(9) Employer Plan PO BOX 2190 Dallas, Texas 75221-2190	21%
Extended-Duration Bond Fund (GS2 Class)	GuideStone Financial Resources Capital Opportunities Fund I PO BOX 2190 Dallas, Texas 75221-2190	16%
Extended-Duration Bond Fund (GS2 Class)	GuideStone Financial Resources Fixed Benefit Plan PO BOX 2190 Dallas, Texas 75221-2190	13%
Equity Index Fund (GS2 Class)	GuideStone 403(b)(9) Employer Plan PO BOX 2190 Dallas, Texas 75221-2190	43%

92	GuideStone Funds

Name of Fund (Class)	Shareholder Name and Address	Percentage of Shares Owned (rounded to the nearest whole percentage)
Equity Index Fund (GS2 Class)	GuideStone Financial Resources Global Equity Fund I PO BOX 2190 Dallas, Texas 75221-2190	15%
Equity Index Fund (GS2 Class)	GuideStone Financial Resources Capital Opportunities Fund I PO BOX 2190 Dallas, Texas 75221-2190	14%
Equity Index Fund (GS2 Class)	GuideStone Financial Resources Growth & Income Fund I PO BOX 2190 Dallas, Texas 75221-2190	13%
Equity Index Fund (GS2 Class)	GuideStone Financial Resources Fixed Benefit Plan PO BOX 2190 Dallas, Texas 75221-2190	10%
Value Equity Fund (GS2 Class)	GuideStone Financial Resources Global Equity Fund I PO BOX 2190 Dallas, Texas 75221-2190	26%
Value Equity Fund (GS2 Class)	GuideStone Financial Resources Capital Opportunities Fund I PO BOX 2190 Dallas, Texas 75221-2190	24%
Value Equity Fund (GS2 Class)	GuideStone Financial Resources Growth & Income Fund I PO BOX 2190 Dallas, Texas 75221-2190	22%
Value Equity Fund (GS2 Class)	GuideStone 403(B)(9) Employer Plan PO BOX 2190 Dallas, Texas 75221-2190	18%
Value Equity Fund (GS2 Class)	GuideStone Financial Resources Fixed Benefit Plan PO BOX 2190 Dallas, Texas 75221-2190	5%
Growth Equity Fund (GS2 Class)	GuideStone Financial Resources Global Equity Fund I PO BOX 2190 Dallas, Texas 75221-2190	26%
Growth Equity Fund (GS2 Class)	GuideStone Financial Resources Capital Opportunities Fund I PO BOX 2190 Dallas, Texas 75221-2190	24%
Growth Equity Fund (GS2 Class)	GuideStone Financial Resources Growth & Income Fund I PO BOX 2190 Dallas, Texas 75221-2190	22%
Growth Equity Fund (GS2 Class)	GuideStone 403(b)(9) Employer Plan PO BOX 2190 Dallas, Texas 75221-2190	20%
Small Cap Equity Fund (GS2 Class)	GuideStone 403(b)(9) Employer Plan PO BOX 2190 Dallas, Texas 75221-2190	42%

Statement of Additional Information	93

Name of Fund (Class)	Shareholder Name and Address	Percentage of Shares Owned (rounded to the nearest whole percentage)
Small Cap Equity Fund (GS2 Class)	GuideStone Financial Resources Global Equity Fund I PO BOX 2190 Dallas, Texas 75221-2190	19%
Small Cap Equity Fund (GS2 Class)	GuideStone Financial Resources Capital Opportunities Fund I PO BOX 2190 Dallas, Texas 75221-2190	18%
Small Cap Equity Fund (GS2 Class)	GuideStone Financial Resources Growth & Income Fund I PO BOX 2190 Dallas, Texas 75221-2190	16%
International Equity Fund (GS2 Class)	GuideStone Financial Resources Global Equity Fund I PO BOX 2190 Dallas, Texas 75221-2190	20%
International Equity Fund (GS2 Class)	GuideStone Financial Resources Capital Opportunities Fund I PO BOX 2190 Dallas, Texas 75221-2190	20%
International Equity Fund (GS2 Class)	GuideStone 403(B)(9) Employer Plan PO BOX 2190 Dallas, Texas 75221-2190	19%
International Equity Fund (GS2 Class)	GuideStone Financial Resources Growth & Income Fund I PO BOX 2190 Dallas, Texas 75221-2190	19%
International Equity Fund (GS2 Class)	NORTHERN TRUST CO CUST Church of the Nazarene Pension PENSION PO BOX 92956 Chicago, Illinois 60675-2956	8%
International Equity Fund (GS2 Class)	GuideStone Financial Resources Fixed Benefit Plan PO BOX 2190 Dallas, Texas 75221-2190	6%
MyDestination 2005 Fund (GS8 Class)	GuideStone Financial Resources Operating Fund PO BOX 2190 Dallas, Texas 75221-2190	99%
MyDestination 2015 Fund (GS8 Class)	GuideStone Financial Resources Operating Fund PO BOX 2190 Dallas, Texas 75221-2190	93%
MyDestination 2015 Fund (GS8 Class)	GuideStone Financial Resources ER 403(B) Retirement Plan PO BOX 2190 Dallas, Texas 75221-2190	7%
MyDestination 2025 Fund (GS8 Class)	GuideStone Financial Resources Operating Fund PO BOX 2190 Dallas, Texas 75221-2190	89%

94	GuideStone Funds

Name of Fund (Class)	Shareholder Name and Address	Percentage of Shares Owned (rounded to the nearest whole percentage)
MyDestination 2025 Fund (GS8 Class)	GuideStone Financial Resources ER 403(b) Retirement Plan PO BOX 2190 Dallas, Texas 75221-2190	11%
MyDestination 2035 Fund (GS8 Class)	GuideStone Financial Resources Operating Fund PO BOX 2190 Dallas, Texas 75221-2190	95%
MyDestination 2035 Fund (GS8 Class)	GuideStone Financial Resources ER 403(b) Retirement Plan PO BOX 2190 Dallas, Texas 75221-2190	5%
MyDestination 2045 Fund (GS8 Class)	GuideStone Financial Resources Operating Fund PO BOX 2190 Dallas, Texas 75221-2190	98%
Flexible Income Fund (GS8 Class)	GuideStone Financial Resources Endowment Fund PO BOX 2190 Dallas, TX 75221-2190	95%
Flexible Income Fund (GS8 Class)	GuideStone Financial Resources ER 403(b) Retirement Plan PO BOX 2190 Dallas, Texas 75221-2190	5%
Growth & Income Fund (GS8 Class)	GuideStone Financial Resources Protection Benefit Plan PO BOX 2190 Dallas, TX 75221-2190	68%
Growth & Income Fund (GS8 Class)	GuideStone Financial Resources ER 403(B) Retirement Plan PO BOX 2190 Dallas, Texas 75221-2190	29%
Capital Opportunities Fund (GS8 Class)	GuideStone Financial Resources Protection Benefit Plan PO BOX 2190 Dallas, TX 75221-2190	70%
Capital Opportunities Fund (GS8 Class)	GuideStone Financial Resources ER 403(B) Retirement Plan PO BOX 2190 Dallas, Texas 75221-2190	29%
Global Equity Fund (GS8 Class)	GuideStone Financial Resources Operating Fund PO BOX 2190 Dallas, TX 75221-2190	85%
Global Equity Fund (GS8 Class)	GuideStone Financial Resources ER 403(b) Retirement Plan PO BOX 2190 Dallas, TX 75221-2190	15%
Money Market Fund (GS8 Class)	GuideStone Financial Resources Operating Fund PO BOX 2190 Dallas, TX 75221-2190	96%

Statement of Additional Information	95

Name of Fund (Class)	Shareholder Name and Address	Percentage of Shares Owned (rounded to the nearest whole percentage)
Low-Duration Bond Fund (GS8 Class)	GuideStone Financial Resources Insurance Fund PO BOX 2190 Dallas, TX 75221-2190	99%
Medium-Duration Bond Fund (GS8 Class)	GuideStone Financial Resources Fixed Benefit Plan PO BOX 2190 Dallas, TX 75221-2190	99%
Extended-Duration Bond Fund (GS8 Class)	GuideStone Financial Resources Fixed Benefit Plan PO BOX 2190 Dallas, TX 75221-2190	100%
Equity Index Fund (GS8 Class)	GuideStone Financial Resources Fixed Benefit Plan PO BOX 2190 Dallas, TX 75221-2190	98%
Value Equity Fund (GS8 Class)	GuideStone Financial Resources Fixed Benefit Plan PO BOX 2190 Dallas, TX 75221-2190	94%
Growth Equity Fund (GS8 Class)	GuideStone Financial Resources Fixed Benefit Plan PO BOX 2190 Dallas, TX 75221-2190	97%
Small Cap Equity Fund (GS8 Class)	GuideStone Financial Resources Fixed Benefit Plan PO BOX 2190 Dallas, TX 75221-2190	98%
International Equity Fund (GS8 Class)	GuideStone Financial Resources Fixed Benefit Plan PO BOX 2190 Dallas, TX 75221-2190	97%

GuideStone Financial Resources will, at all times, directly or indirectly control the vote of at least 60% of each Fund’s shares. The Funds will refuse to accept any investment that would result in a change of such control. This means that GuideStone Financial Resources will control the vote on any matter that requires shareholder approval. GuideStone Financial Resources is a Texas non-profit corporation, of which the Southern Baptist Convention is the sole member.

Calculation of Performance Data

The Funds may, from time to time, include their yield, effective yield, tax equivalent yield, average annual total return, average annual total return after taxes on distributions, and average annual total return after taxes on distributions and redemptions in advertisements or shareholder reports or other communications to shareholders or prospective investors. The Funds also may, with respect to certain periods of less than one year, provide total return information for that period that is not annualized. The Funds may also show quotations of total return for other periods. Any such information would be accompanied by standardized total return information. Performance is calculated separately for each Class of a Fund. Since each Class of shares has its own expenses and distributions, the performance for each Class over the same period will vary.

96	GuideStone Funds

Financial Statements

The Funds’ Annual Report for the fiscal year ended December 31, 2006 has been filed with the U.S. Securities and Exchange Commission. The audited financial statements, including the notes thereto, in the Annual Report (the “Audited Financial Statements”), and the financial highlights in the Annual Report, as well as the unaudited financial statements and notes thereto in the Semi-Annual Report are incorporated by reference into this SAI. The Audited Financial Statements have been audited by the Funds’ Independent Registered Public Accountants, PricewaterhouseCoopers LLP, whose report thereon also appears in the Annual Report and is incorporated herein by reference. The Audited Financial Statements and financial highlights in the Annual Report have been incorporated by reference in reliance upon such report given upon the authority of the firm as experts in accounting and auditing.

Statement of Additional Information	97

Appendix A — Descriptions of Securities Ratings

A description of the rating policies of Moody’s and S&P® with respect to bonds and commercial paper appears below.

Moody’s Investors Service’s Corporate Bond Ratings.

Aaa — Bonds which are rated “Aaa” are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds which are rated “Aa” are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A — Bonds which are rated “A” possess many favorable investment qualities and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa — Bonds which are rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds which are rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds which are rated “B” generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance and other terms of the contract over any long period of time may be small.

Caa — Bonds which are rated “Caa” are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca — Bonds which are rated “Ca” represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

C — Bonds which are rated “C” are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Moody’s applies numerical modifiers “1”, “2”, and “3” to certain of its rating classifications. The modifier “1” indicates that the security ranks in the higher end of its generic rating category; the modifier “2” indicates a mid-range ranking; and the modifier “3” indicates that the issue ranks in the lower end of its generic rating category.

Statement of Additional Information	A-1

Standard & Poor’s® Corporate Bond Ratings.

AAA — This is the highest rating assigned by Standard & Poor’s® to a debt obligation and indicates an extremely strong capacity to repay principal and pay interest.

AA — Bonds rated “AA” also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and differs from “AAA” issues only in small degree.

A — Bonds rated “A” have a strong capacity to repay principal and pay interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to repay principal and pay interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for higher rated categories.

BB-B-CCC-CC-C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI — Bonds rated “CI” are income bonds on which no interest is being paid.

D — Bonds rated “D” are in default. The “D” category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired unless S&P® believes that such payments will be made during such grace period. The “D” rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized. The ratings set forth above may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

Moody’s Investors Service’s Commercial Paper Ratings.

Prime-1 — Issuers (or related supporting institutions) rated “Prime-1” have a superior ability for repayment of senior short-term debt obligations. “Prime-1” repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 — Issuers (or related supporting institutions) rated “Prime-2” have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Prime-3 — Issuers (or related supporting institutions) rated “Prime-3” have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime — Issuers rated “Not Prime” do not fall within any of the Prime rating categories.

A-2	GuideStone Funds

Standard & Poor’s® Commercial Paper Ratings.

S&P® commercial paper rating is current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded in several categories, ranging from “A-1” for the highest quality obligations to “D” for the lowest. The four categories are as follows:

A-1 — This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2 — Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated “A-1”.

A-3 — Issues carrying this designation have adequate capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B — Issues rated “B” are regarded as having only speculative capacity for timely payment.

C — This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D — Debt rated “D” is in payment default. The “D” rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P® believes that such payments will be made during such grace period.

Statement of Additional Information	A-3

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A-4	GuideStone Funds

Appendix B — Proxy Voting

The Trust is firmly committed to ensuring that proxies relating to the Trust’s portfolio securities are voted in the best financial interests of the Trust’s shareholders and in a manner that takes into consideration only those factors that may affect the value of the shareholders’ investments and does not subordinate the financial interests of the shareholders and the value of their investments to unrelated objectives. GuideStone Capital Management, the Trust’s Investment Adviser, is responsible for the selection and ongoing monitoring of the sub-advisers who provide the day-to-day portfolio management for each Fund. The Trust has delegated proxy voting responsibility to GuideStone Capital Management. Because GuideStone Capital Management views proxy voting as a function that is incidental and integral to portfolio management, it has in turn delegated the proxy voting responsibility with respect to each Fund to the applicable Sub-Adviser. In deciding to delegate this responsibility, the Board of Trustees of the Trust reviewed and approved the policies and procedures adopted by GuideStone Capital Management and the Sub-Advisers. GuideStone Capital Management must periodically report to the Board of Trustees with respect to the Trust’s implementation of its proxy program.

Provided are summaries of the proxy voting policies and guidelines of the Advisor and each Sub-Adviser. These summaries are not an exhaustive list of all of the issues that may arise, nor can the Advisor or Sub-Advisers anticipate all future situations. Copies of each Sub-Adviser’s full proxy voting policy are available to upon request.

GuideStone Capital Management  The Advisor’s policy is to administer proxy voting matters in a manner consistent with the best interest the Trust and its shareholders and in accordance with its fiduciary duties under the Advisers Act and other applicable laws and regulations. Typically, voting of proxies of individual securities is delegated to the respective sub-advisers retained to oversee and direct the investment of a portion of the Fund’s portfolio. Each sub-adviser has the fiduciary responsibility for voting the proxies in a manner that is in the best interest of the client.

In limited instances, securities held by the Advisor in transition and not overseen by a sub-adviser will be voted by the Advisor in a manner that is consistent with the shareholders’ best interest if the shareholders choose not to exercise their voting authority upon notice. In such limited circumstances, the Advisor will generally vote in favor of proposals that (1) maintain or strengthen the shared interest of shareholders and management; (2) increase shareholder value; (3) maintain or increase shareholder influence over the issuer’s board of directors and management; and (4) maintain or increase the rights of shareholders. Proxy votes generally will be cast against proposals having the opposite effect.

The Advisor may have a conflict of interest in voting a particular proxy. A conflict of interest could arise, for example, as a result of a business relationship with a company, or a direct or indirect business interest in the matter being voted upon, or as a result of a personal relationship with corporate directors or candidates for directorships. Whether a relationship creates a material conflict of interest will depend upon the facts and circumstances. For purposes of identifying conflicts, the Advisor’s Proxy Administrator will rely on publicly available information about a company and its affiliates, and information about the company and its affiliates that is generally known by the Advisors’ employees or senior management.

In the event that the Proxy Administrator determines that the Advisor has a conflict of interest with respect to a proxy proposal, the Proxy Administrator shall determine whether the conflict is “material” to that proposal. The Proxy Administrator may determine on a case-by-case basis that a particular proposal does not involve a material conflict of interest. To make this determination, the Proxy Administrator must conclude that the proposal is not directly related to the Advisor’s conflict with the issuer. If the Proxy Administrator determines that a conflict is not material, then he or she may vote the proxy in accordance with his or her recommendation.

If the Proxy Administrator determines that the Advisor has a material conflict of interest, then prior to voting on the proposal, the Proxy Administrator must do one of the following: (1) fully disclose the nature of the

Statement of Additional Information	B-1

conflict to the client and obtain the client’s consent as to how the Advisor shall vote on the proposal; (2) contact an independent third party to recommend how to vote on the proposal and vote in accordance with the recommendation of such third party; or (3) vote on the proposal and detail how the Advisor’s material conflict did not influence the decision-making process. The Proxy Administrator may not address a material conflict by abstaining from voting, unless he or she has determined that abstaining from voting on the proposal is in the best interests of a client.

AllianceBernstein L.P. (“AllianceBernstein”).  AllianceBernstein makes proxy voting decisions in the best interests of its clients. Barring compelling reasons to withhold votes for directors, AllianceBernstein will vote in favor of the management slate of trustees. AllianceBernstein will normally support management’s recommendation of auditors except when inherent conflicts exist. Absent a compelling reason to the contrary, AllianceBernstein will cast its votes in accordance with the Trust’s management on changes in the Company’s articles of incorporation or by-laws. Changes that are non-routine will be reviewed carefully by AllianceBernstein to ensure no material effects to shareholders. AllianceBernstein will examine analyze each corporate restructuring, merger and acquisition proposal on a case by case basis. AllianceBernstein will generally vote in favor of proposals that protect or expand shareholder rights and oppose measures that seek to limit those rights. AllianceBernstein favors proposals promoting transparency and accountability. AllianceBernstein will oppose anti-takeover measures that entrench management or dilute shareholder ownership regardless of whether such proposals are advanced by management or shareholders. AllianceBernstein will review executive compensation plans on a case by case basis to ensure that the long-term interests of management and shareholders are properly aligned.

AllianceBernstein has formed two proxy voting committees, one for growth and one for value. These committees establish general proxy policies and consider specific proxy voting matters as necessary. These committees, in conjunction with the analysts that covers the company, contact management and interested shareholder groups as necessary to discuss proxy issues.

AllianceBernstein recognizes that there may be a potential conflict of interest when it votes a proxy solicited by an issuer whose retirement plan it manages, whose retirement plan it administers, or with whom it has another business relationship that may affect how it votes on the issuer’s proxy. AllianceBernstein believes that its centralized management of proxy voting, oversight by the proxy voting committees and adherence to these policies ensures that proxies are voted with only its clients’ best interests in mind. That said, AllianceBernstein has implemented additional procedures to ensure that votes are not the product of a conflict of interest, including: (i) requiring anyone involved in the decision making process to disclose to the chairman of the appropriate proxy committee any potential conflict that they are aware of and any contact that they have had with any interested party regarding a proxy vote; (ii) prohibiting employees involved in the decision making process or vote administration from revealing how it intends to vote on a proposal in order to reduce any attempted influence from interested parties; and (iii) where a material conflict of interest exists, reviewing our proposed vote by applying a series of objective tests and, where necessary, considering the views of a third party research service to ensure that its voting decision is consistent with its clients’ best interests.

Aronson+Johnson+Ortiz LP (“AJO”).  AJO exercises proxy voting responsibilities on behalf of many of its clients pursuant to express or implied authorization in the client’s investment management agreement, though some clients retain this authority.

Each client account is voted by the firm’s Proxy Manager, and our proxy voting is overseen by the firm’s Proxy Oversight Committee (POC). Our policies and procedures are designed to ensure proxies are voted in the best interests of clients, in accordance with our fiduciary duties and the requirements of ERISA and of SEC Rule 206(4)-6 under the Investment Adviser’s Act of 1940 (as amended).

AJO has a quantitative approach to investment management, using publicly available data and a proprietary investment model. Our quantitative model does not include subjective analysis of companies and their officers

B-2	GuideStone Funds

and directors; therefore, for detailed analyses of proxy issues, AJO relies primarily on one or more independent, third-party proxy voting services, and we generally vote proxies in accordance with the recommendations we receive from these services. Procedures are in place to ensure the advice we receive is impartial and in the best interests of our clients. We vote each proxy individually. On rare occasions, we do not follow the third-party recommendation; however, we only vote against a recommendation when it is in the portfolio’s best interests to do so and when AJO has no material conflict of interest. We rely solely on the third-party recommendations in situations where AJO has a material conflict of interest.

In some instances, AJO may abstain from voting a client proxy, particularly when the effect on the client’s economic interest or the value to the portfolio is insignificant or the cost of voting the proxy outweighs the benefit to the portfolio.

Barrow, Hanley, Mewhinney & Strauss, Inc. (“BHMS”).  BHMS has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the beneficial owners. BHMS maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm’s proxy policies and procedures to clients. BHMS will provide information to clients about how their proxies were voted and will retain records related to proxy voting.

BHMS retains Institutional Shareholder Services (ISS) for corporate governance research and beginning January 1, 2007, BHMS will use ISS policy recommendations. The director of equity operations, who serves as the proxy coordinator, will review each proxy for each company to insure that all votes are in the best interest of the beneficial owners.

Proxy Oversight Committee

•

BHMS’ Proxy Oversight Committee reviews and reevaluates ISS policies. Policy modifications and updates implemented by ISS will be reviewed by the Proxy Oversight Committee on an on-going basis to assure that all proxy voting decisions are in the best interests of the beneficial owner.

•	The Proxy Oversight Committee includes the president, two portfolio managers and the proxy coordinator.

Conflicts of Interest

•

All proxies will be voted uniformly in accordance with ISS recommendations unless BHMS overrides a specific issue. This includes proxies of companies who are also clients, thereby eliminating potential conflicts of interest.

BHMS has adopted written procedures to implement the firm’s policy and reviews to monitor and insure our policy is observed, implemented properly and amended or updated, as appropriate, including:

•	BHMS sends a daily electronic transfer of all stock positions to ISS.

•	ISS identifies all accounts eligible to vote for each security and posts the proposals and research on its website.

•	The proxy coordinator reviews each proxy proposed and reevaluates existing voting guidelines. Any new or controversial issues are presented to the Proxy Oversight Committee for evaluation.

•	ISS verifies that every vote is received, voted and recorded.

•	BHMS sends a proxy report to each client, at least annually (or as requested by client), listing number of shares voted and disclosing how each proxy was voted.

•	BHMS scans all voting records and saves digital copies to the network which is backed up daily.

•	BHMS’ guidelines addressing specific issues are available upon request by calling 214-665-1900 or by e-mailing: clientservices@barrowhanley.com.

Statement of Additional Information	B-3

•

BHMS will identify any conflicts that exist between the interests of the Firm and the client by reviewing the relationship of the Firm with the issuer of each security to determine if we or any of our employees have any financial, business or personal relationship with the issuer.

•

If a material conflict of interest exists, the proxy coordinator will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.

•	BHMS will maintain a record of the voting resolution of any conflict of interest.

•	The proxy coordinator shall retain the following proxy records in accordance with the SEC’s five-year retention requirement:

ð	These policies and procedures and any amendments;

ð	A record of each vote cast;

ð	Any document BHMS created that was material to making a decision on how to vote proxies, or that memorializes that decision including periodic reports to the Proxy Oversight Committee; and

ð	A copy of each written request from a client for information on how BHMS voted such client’s proxies and a copy of any written response.

The director of equity operations/proxy coordinator is responsible for implementing and monitoring our proxy voting policy, procedures, disclosures and recordkeeping, including outlining our voting guidelines in our procedures.

BlackRock Financial Management, Inc. (“BFM”).  BFM’s Proxy Voting Policy reflects its duty as a fiduciary under the Advisers Act to vote proxies in the best interests of its clients. BFM has adopted its own proxy voting policies (the “Proxy Voting Policy”) to be used in voting the Fund’s proxies, which are summarized below.

BFM recognizes that implicit in the initial decision to retain or invest in the security of a corporation is acceptance of its existing corporate ownership structure, its management, and its operations. Accordingly, proxy proposals that would change the existing status of a corporation are supported only when BFM concludes that the proposed changes are likely to benefit the corporation and its shareholders. Notwithstanding this favorable predisposition, BFM assesses management on an ongoing basis both in terms of its business capability and its dedication to shareholders to seek to ensure that BFM’s continued confidence remains warranted. If BFM determines that management is acting on its own behalf instead of for the well being of the corporation, it will vote to support the shareholder, unless BFM determines other mitigating circumstances are present.

BFM’s proxy voting policy and its attendant recommendations attempt to generalize a complex subject. Specific fact situations, including differing voting practices in jurisdictions outside the United States, might warrant departure from these guidelines. In such instances, BFM will consider the facts it believes are relevant. With respect to voting proxies of non-U.S. companies, a number of logistical problems may arise that may have a detrimental effect on BFM’s ability to vote such proxies in the best interests of the Funds. Accordingly, BFM may determine not to vote proxies if it believes that the restrictions or other detriments associated with such vote outweigh the benefits that will be derived by voting on the company’s proposal.

Additionally, situations may arise that involve an actual or perceived conflict of interest. For example, BFM may manage assets of a pension plan of a company whose management is soliciting proxies, or a BFM director

B-4	GuideStone Funds

may have a close relative who serves as a director or executive of a company that is soliciting proxies. BFM’s policy in all cases is to vote proxies based on its clients’ best interests.

BFM has engaged Institutional Shareholder Services (“ISS”) to assist it in the voting of proxies. ISS analyzes all proxy solicitations BFM receives for its clients and votes or advises BFM how, based upon BFM’s guidelines, the relevant votes should be cast.

Below is a summary of some of the procedures described in the Proxy Voting Policy.

Routine Matters.  BFM will generally support routine proxy proposals, amendments, or resolutions if they do not measurably change the structure, management control, or operation of the issuer and they are consistent with industry standards as well as the corporate laws of the state of incorporation of the issuer.

Social Issues.  BFM will generally vote against social issue proposals, which are generally proposed by shareholders who believe that the corporation’s internally adopted policies are ill-advised or misguided.

Financial/Corporate Issues.  BFM will generally vote in favor of management proposals that seek to change a corporation’s legal, business or financial structure provided the position of current shareholders is preserved or enhanced.

Shareholder Rights.  Proposals in this category are made regularly both by management and shareholders. They can be generalized as involving issues that transfer or realign board or shareholder voting power. BFM will generally oppose any proposal aimed solely at thwarting potential takeover offers by requiring, for example, super-majority approval. At the same time, it believes stability and continuity promote profitability. Individual proposals may have to be carefully assessed in the context of their particular circumstances.

Capital Guardian Trust Company (“CGTC”).  CGTC considers proxy voting an important part of its investment management services to clients. The procedures that govern proxy voting activities are reasonably designed to ensure that proxies are voted in a manner that maximizes long-term shareholder value and are in the bests interest of CGTC’s clients. Proxy issues are evaluated on their merits and are considered in the context of the analyst’s knowledge of a company, its current management, management’s past record and CGTC’s general position on the issue.

CGTC has developed proxy voting guidelines that reflect its general position and practice on various issues. To preserve the ability of the analyst and proxy voting committee to make the best decisions in each case, these guidelines are intended only to provide context and are not intended to dictate how issues must be voted. The guidelines are reviewed and updated at least annually by the appropriate proxy voting and investment committees.

Associates in the proxy voting departments are responsible for coordinating the voting of proxies and working with outside proxy voting service providers and custodian banks to submit the votes in a timely manner. Standard items, such as the uncontested election of directors, ratification of auditors, adopting reports and accounts and other administrative items, are typically voted with management. The research analyst who follows the company reviews all non-standard issues and makes a voting recommendation based on his or her in-depth knowledge of the company. Many non-standard issues receive further consideration by a proxy voting committee, which reviews the issues and analyst’s recommendation, and decides how to vote.

Occasionally, CGTC may vote proxies where a material client is involved with the proxy. When voting these proxies, CGTC analyzes the issues on their merits and does not consider any client relationship in a way that interferes with its responsibility to vote proxies in the best interests of its clients. A Special Review Committee reviews certain proxy decisions that involve such clients for improper influences on the decision-making process and takes appropriate action, if necessary.

Research analysts must disclose personal conflicts they may have in making a proxy voting recommendation. Members of the proxy voting committee must disclose such conflicts and must not vote on the relevant proxy issue.

Statement of Additional Information	B-5

This summary of CGTC’s Proxy Voting Policy and Procedures is qualified by the full policy, which is available upon request.

Equinox Capital Management, LLC (“Equinox”).  Equinox policies and procedures are designed to ensure that the Equinox votes proxies in the best interest of its clients. Equinox utilizes ISS to cast and record all client votes, and to provide independent research on corporate governance, proxy and corporate responsibility issues. Proxy research is downloaded from ProxyMaster.com, ISS’s internet platform, and then distributed to Equinox’s research analysts who are responsible for ensuring voting decisions are consistent with Equinox’s guidelines.

Material conflicts of interest are handled on a case-by-case basis. Material conflicts of interest between Equinox and its clients will be handled as follows: (i) Equinox may resolve material conflicts of interest by delegating full voting responsibility to its proxy voting service, ISS, or by suggesting that a client use another party to determine how proxies should be votes; (ii) Equinox may disclose material conflicts of interest to clients and obtain their consent before voting; or (iii) Equinox may resolve material conflicts of interest by taking any other steps that result in a decision to vote the proxies that is based on the client’s best interest and is not a result of the conflict.

Genesis Asset Managers, LLP (“Genesis”).  Genesis considers proxy voting as part of its investment management duties and votes proxies in the best interests of clients. Genesis utilizes ISS to provide notices of meetings, agendas, research materials and voting recommendations. Genesis’ proxy voting area is responsible for reviewing and documenting information received from ISS before presenting the information to the appropriate manager. Details or queries may be referred to the appropriate country or sector specialist for input or to determine whether any voting issued presented affect the value of the securities held. Voting rights are exercised in the manner deemed prudent and in the best interest of the client concerned. Genesis instructs ISS on how to vote and ISS in turn liaises with the various custodians. Records are maintained as to the manner in which proxies are voted and are distributed to clients in accordance with their reporting requirements.

If a material conflict should arise between Genesis’ interests and those of its clients, it is Genesis’ policy to advise the client of such conflict and obtain their consent to vote. However, as Genesis is operationally independent without direct affiliation to a brokerage or securities firm, and since it does not actively trade for its own account, the possibility of material conflicts is minimized.

Goldman Sachs Asset Management (“GSAM”).  GuideStone Funds, on behalf of the Medium-Duration Bond Fund, has delegated the voting of portfolio securities to the Sub-Adviser, GSAM. GSAM has adopted policies and procedures (the “Policy”) for the voting of proxies on behalf of client accounts for which GSAM has voting discretion, including the Funds. Under the Policy, GSAM’s guiding principles in performing proxy voting are to make decisions that: (i) favor proposals that tend to maximize a company’s shareholder value; and (ii) are not influenced by conflicts of interest. These principles reflect GSAM’s belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.

The principles and positions reflected in the Policy are designed to guide GSAM in voting proxies, and not necessarily in making investment decisions. Senior management of GSAM will periodically review the Policy to ensure that it continues to be consistent with GSAM’s guiding principles.

Public Equity Investments.  To implement these guiding principles for investments in publicly-traded equities, GSAM follows proxy voting guidelines (the “Guidelines”) developed by Institutional Shareholder Services (“ISS”), except in certain circumstances, which are generally described below. The Guidelines embody the positions and factors GSAM generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among others, shareholder voting rights, anti-takeover defenses, board

B-6	GuideStone Funds

structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals.

ISS has been retained to review proxy proposals and make voting recommendations in accordance with the Guidelines. While it is GSAM’s policy generally to follow the Guidelines and recommendations from ISS, GSAM’s portfolio management teams (“Portfolio Management Teams”) retain the authority on any particular proxy vote to vote differently from the Guidelines or a related ISS recommendation, in keeping with their different investment philosophies and processes. Such decisions, however, remain subject to a review and approval process, including a determination that the decision is not influenced by any conflict of interest. In forming their views on particular matters, the Portfolio Management Teams are also permitted to consider applicable regional rules and practices, including codes of conduct and other guides, regarding proxy voting, in addition to the Guidelines and recommendations from ISS.

In addition to assisting GSAM in developing substantive proxy voting positions, ISS also updates and revises the Guidelines on a periodic basis, and the revisions are reviewed by GSAM to determine whether they are consistent with GSAM’s guiding principles. ISS also assists GSAM in the proxy voting process by providing operational, recordkeeping and reporting services. GSAM is responsible for reviewing its relationship with ISS and for evaluating the quality and effectiveness of the various services provided by ISS. GSAM may hire other service providers to replace or supplement ISS with respect to any of the services GSAM currently receives from ISS.

GSAM has implemented procedures that are intended to prevent conflicts of interest from influencing proxy voting decisions. These procedures include GSAM’s use of ISS as an independent third party, a review and approval process for individual decisions that do not follow ISS’s recommendations, and the establishment of information barriers between GSAM and other businesses within The Goldman Sachs Group, Inc.

Fixed Income and Private Investments.  Voting decisions with respect to fixed income securities and the securities of privately-held issuers generally will be made by a Fund’s managers based on their assessment of the particular transactions or other matters at issue.

Loomis, Sayles & Company, L.P. (“Loomis”). Loomis uses the services of third parties (“Proxy Voting Service(s)”), to research and administer the vote on proxies for those accounts and funds for which Loomis has voting authority. Each Proxy Voting Service has a copy of Loomis’ proxy voting procedures (“Procedures”) and provides vote recommendations and/or analysis to Loomis based on the Proxy Voting Service’s own research. Loomis will generally follow its express policy with input from the Proxy Voting Services unless the Proxy Committee determines that the client’s best interests are served by voting otherwise.

All issues presented for shareholder vote will be considered under the oversight of the Proxy Committee. All non-routine issues will be directly considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of an account holding the security, and will be voted in the best investment interests of the client. All routine for and against issues will be voted according to Loomis Sayles’ policy approved by the Proxy Committee unless special factors require that they be considered by the Proxy Committee and, when necessary, the equity analyst following the company and/or the portfolio manager of an account holding the security. Loomis’ Proxy Committee has established these routine policies in what it believes are the best investment interests of Loomis Sayles’ clients.

The specific responsibilities of the Proxy Committee, include, (1) developing, authorizing, implementing and updating the Procedures, including an annual review of the Procedures, existing voting guidelines and the proxy voting process in general, (2) oversight of the proxy voting process including oversight of the vote on proposals according to the predetermined policies in the voting guidelines, directing the vote on proposals where there is reason not to vote according to the predetermined policies in the voting guidelines or where proposals require special consideration, and consultation with the portfolio managers and analysts for the accounts holding the security when necessary or appropriate and, (3) engagement and oversight of third-party vendors, including Proxy Voting Services.

Statement of Additional Information	B-7

Loomis has established several policies to ensure that proxy votes are voted in its clients’ best interest and are not affected by any possible conflicts of interest. First, except in certain limited instances, Loomis Sayles votes in accordance with its pre-determined policies set forth in the Procedures. Second, where these Procedures allow for discretion, Loomis will generally consider the recommendations of the Proxy Voting Services in making its voting decisions. However, if the Proxy Committee determines that the Proxy Voting Services’ recommendation is not in the best interest of its clients, then the Proxy Committee may use its discretion to vote against the Proxy Voting Services’ recommendation, but only after taking the following steps: (1) conducting a review for any material conflict of interest Loomis may have and, (2) if any material conflict is found to exist, excluding anyone at Loomis who is subject to that conflict of interest from participating in the voting decision in any way. However, if deemed necessary or appropriate by the Proxy Committee after full prior disclosure of any conflict, that person may provide information, opinions or recommendations on any proposal to the Proxy Committee. In such event the Proxy Committee will make reasonable efforts to obtain and consider, prior to directing any vote information, opinions or recommendations from or about the opposing position on any proposal.

Lord, Abbett & Co. LLC (“Lord Abbett”).  Lord Abbett has a Proxy Committee responsible for establishing voting policies and for the oversight of its proxy voting process. Once policy is established, it is the responsibility of each investment team leader to assure that each proxy for that team’s portfolio is voted in a timely manner in accordance with those policies. Lord Abbett has retained Institutional Shareholder Services (“ISS”) to analyze proxy issues and recommend voting on those issues, and to provide assistance in the administration of the proxy process, including maintaining complete proxy voting records.

There have unfortunately been far too many examples of corporate governance failures during the last two years, including the failure to deal fairly in conflict of interest situations. Lord Abbett is a privately-held firm, and we conduct only one business: we manage the investment portfolios of our clients. We are not part of a larger group of companies conducting diverse financial operations. We would therefore expect, based on our past experience, that the incidence of a potential conflict of interest involving Lord Abbett’s proxy voting process would be quite rare. Nevertheless, if such a potential conflict of interest were to arise with any institutional client, Lord Abbett would simply follow its proxy voting policies or, if the particular issue were not covered by those policies, we would follow the recommendation of ISS.

Lord Abbett generally votes in accordance with management’s recommendations on the election of directors, appointment of independent auditors, changes to the authorized capitalization (barring excessive increases) and most shareholder proposals. This policy is based on the premise that a broad vote of confidence on such matters is due the management of any company whose shares we are willing to hold.

Election of Directors.  Lord Abbett will generally vote in accordance with management’s recommendations on the election of directors. However, votes on director nominees are made on a case by case basis.

Lord Abbett will generally approve proposals to elect directors annually. The ability to elect directors is the single most important use of the shareholder franchise, and all directors should be accountable on an annual basis.

Incentive Compensation Plans.  Lord Abbett usually votes with management regarding employee incentive plans and changes in such plans, but these issues are looked at very closely on a case by case basis. Lord Abbett uses ISS for guidance on appropriate compensation ranges for various industries and company sizes.

In large-cap companies, Lord Abbett would generally vote against plans that promoted short-term performance at the expense of longer-term objectives. Dilution, either actual or potential, is, of course, a major consideration in reviewing all incentive plans. Team leaders in small- and mid-cap companies often view option plans and other employee incentive plans as a critical component of such companies’ compensation structure, and have discretion to approve such plans, notwithstanding dilution concerns.

B-8	GuideStone Funds

Lord Abbett generally opposes cumulative voting proposals on the ground that a shareowner or special group electing a director by cumulative voting may seek to have that director represent a narrow special interest rather than the interests of the shareholders as a whole.

Shareholder Rights

Cumulative Voting.  We generally oppose cumulative voting proposals on the basis that a shareowner or special group electing a director by cumulative voting may seek to have that director represent a narrow special interest rather than the interests of the shareholders as a whole.

Confidential Voting.  On balance, Lord Abbett believes shareholder proposals regarding confidential balloting should generally be approved, unless in a specific case, countervailing arguments appear compelling.

Supermajority Voting.  Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company and its corporate governance provisions.

Takeover Issues.  Votes on mergers and acquisitions must be considered on a case by case basis. It is Lord Abbett’s policy to vote against management proposals to require supermajority shareholder vote to approve mergers and other significant business combinations, and to vote for shareholder proposals to lower supermajority vote requirements for mergers and acquisitions. Restructuring proposals will also be evaluated on a case by case basis following the same guidelines as those used for mergers.

Among the more important issues that Lord Abbett supports, as long as they are not tied in with other measures that clearly entrench management, are: Anti-greenmail provisions, Fair Price Amendments, Shareholder Rights Plans and “Chewable Pill” provisions.

Social Issues.  It is Lord Abbett’s general policy to vote as management recommends on social issues, unless we feel that voting otherwise will enhance the value of our holdings.

Client Voting Instructions.  A client may instruct Lord Abbett how to vote a particular proxy or how to vote all proxies for securities held in its Lord Abbett account. Lord Abbett will accept such voting instructions from a client.

Obtaining Further Information.  If a Lord Abbett institutional client would like a copy of Lord Abbett’s complete proxy voting policies and procedures or information as to how Lord Abbett voted the securities in the client’s account, the client should call (201) 395-2467 and request such policies and procedures and/or such proxy voting information.

If a client of Lord Abbett’s Separately Managed Accounts would like the complete policies and procedures or voting information, that client should contact their Program Sponsor and request their Program Sponsor to call Lord Abbett’s Portfolio Specialist Group at (866) 772-3375 and request that information.

Lotsoff Capital Management (“LCM”).  Proxy voting guidelines are required by Rule 206(4)-6 of the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Pursuant to various provisions of the Adviser’s Act, LCM acts in a fiduciary capacity with respect to each of its advisory clients and, therefore, LCM must act in the interest of the beneficial owners of the accounts it manages.

With respect to proxies that LCM votes, the primary objective of LCM is to vote such proxies in the manner that it believes will do the most to maximize the value of its clients’ investments. LCM will likely vote against any proposals that LCM believes could prevent companies from realizing their maximum market value, or would insulate companies and/or management, from accountability to shareholders or prudent regulatory compliance. LCM will attempt to consider all factors of its vote that could affect the value of the beneficial owner’s investments.

Statement of Additional Information	B-9

In addition, the Department of Labor has made it clear that the voting of proxies is an integral part of our duties as an investment manager for advisory clients that are ERISA plan assets. As such, LCM must vote proxies in the best interest of its plan clients and their participants and beneficiaries. We will do so in accordance with our fiduciary responsibilities as defined in ERISA and the regulations promulgated there under, exercising our professional investment judgment on all such matters. In determining our vote, we will not subordinate the economic interest of the plan and its participants and beneficiaries to any other entity or interested party. We will not, under any circumstances, allow our voting to be dictated by the position of any outsiders. It is LCM’s intent to vote proxies in all instances except that, if a client participates in a stock loan program, the proxy of a stock on loan at record date may not be forwarded to LCM according to the provision of stock loan agreements.

LCM’s proxy voting process is dynamic and subject to periodic review. Reflecting this ongoing process, our judgment concerning the manner in which the best economic interest of the shareholders is achieved can and has changed over time based on additional information, further analysis, and changes in the economic environment. Our policy may be revised in LCM’s discretion to address any such changes.

1.	Proxy Voting Procedures

a. Business Operations

These are proposals that are a standard and necessary aspect of business operations and that we believe will not typically have a significant effect on the value of the investment. Factors that are considered in reviewing these proposals include the financial performance of the company, attendance and independence of board members and committees, and enforcement of strict accounting practices. LCM generally votes in favor of such items unless our analysis indicates activity that we consider is not in the best interest of the shareholders.

b. Changes in Status

There are proposals that change the status of the corporation, its individual securities, or the ownership status of the securities. As stated previously, voting decisions will be made in a manner that, in our professional investment judgment, best benefit the financial and economic interest of the advisory client, including any plan and its participants and beneficiaries.

c. Shareholder Democracy

We will generally vote against any proposal that attempts to limit shareholder democracy in a way that could restrict the ability of the shareholders to realize the value of their investment. We will generally support proposals that maintain or expand shareholder democracy.

d. Compensation

We believe reasonable compensation is appropriate for directors, executives and employees. Compensation should be used as an incentive and to align the interests of the involved parties with the long-term financial success of the company. It should not be excessive or utilized in a way that compromises independence or creates a conflict of interest. Among the factors we consider when reviewing a compensation proposal is the potential dilution of outstanding shares, whether a plan has broad-based participation and whether a plan allows for the re-pricing of options.

e. Other Matters

There are proxy proposals that address social, environmental, and issues of conscience with regard to the business conduct of a company. As with all proxies, LCM will review each issue on a case-by-case basis and determine what in our opinion, will best benefit the financial and economic interest of the advisory client, including any plan and its participants and beneficiaries.

f. Additional Information

On a case-by-case basis, certain issues may be voted inconsistently with our policy based on the recommendation of proxy services that we have retained.

B-10	GuideStone Funds

Marsico Capital Management, LLC (“Marsico”).  It is the policy of Marsico to seek to vote or otherwise process, such as by a decision to abstain from voting or to take no action on, proxies over which it has voting authority in the best interests of Marsico’s clients, as summarized here.

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Marsico’s security analysts generally review proxy proposals as part of their monitoring of portfolio companies. Under Marsico’s investment discipline, one of the qualities that Marsico generally seeks in companies selected for client portfolios is good management teams that generally seek to serve shareholder interests. Because Marsico believes that the management teams of most companies it invests in generally seek to serve shareholder interests, Marsico believes that voting proxy proposals in clients’ best economic interests usually means voting with the recommendations of these management teams (including their boards of directors).

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In certain circumstances, Marsico’s vote-by-vote analysis of proxy proposals could lead it to conclude that particular management recommendations may not appear as closely aligned with shareholder interests as Marsico may deem desirable, or could be disregarded in the best interests of shareholders. In those and other circumstances, Marsico may, in its sole discretion, vote against a management recommendation based on its analysis if such a vote appears consistent with the best interests of clients.

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Marsico may process certain proxies without voting them, such as by making a decision to abstain from voting or take no action on such proxies (or on certain proposals within such proxies). Examples include, without limitation, proxies issued by companies that Marsico has decided to sell, proxies issued for securities that Marsico did not select for a client portfolio (such as, without limitation, securities that were selected by the client or by a previous adviser, unsupervised securities held in a client’s account, money market securities, or other securities selected by clients or their representatives other than Marsico), or proxies issued by foreign companies that impose burdensome or unreasonable voting, power of attorney, or holding requirements. Marsico also may abstain from voting, or take no action on, proxies in other circumstances, such as when voting may not be in the best interests of clients, as an alternative to voting with (or against) management, or when voting may be unduly burdensome or expensive.

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In circumstances when there may be an apparent material conflict of interest between Marsico’s interests and clients’ interests in how proxies are voted (such as when Marsico knows that a proxy issuer is also an Marsico client), Marsico generally will resolve any appearance concerns by causing those proxies to be “echo voted” or “mirror voted” in the same proportion as other votes, or by voting the proxies as recommended by an independent service provider. In other cases, Marsico might use other procedures to resolve an apparent material conflict.

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Marsico may use an independent service provider to help vote proxies, keep voting records, and disclose voting information to clients. Marsico’s Proxy Voting policy and reports describing the voting of a client’s proxies are available to the client on request.

•

Marsico seeks to ensure that, to the extent reasonably feasible, proxies for which Marsico receives ballots in good order and receives timely notice will be voted or otherwise processed (such as through a decision to abstain or take no action) as intended under Marsico’s Proxy Voting policy and procedures. Marsico may be unable to vote or otherwise process proxy ballots that are not received or processed in a timely manner due to functional limitations of the proxy voting system, custodial limitations, or other factors beyond Marsico’s control. Such ballots may include, without limitation, ballots for securities out on loan under securities lending programs initiated by the client or its custodian, ballots not timely forwarded by a custodian, or ballots for which Marsico does not receive timely notice from a proxy voting service provider of factors such as the proxy proposal itself or modifications to the required vote cast date.

Mondrian Investment Partners, Ltd. (“Mondrian”).  Mondrian will vote proxies on behalf of clients pursuant to their Proxy Voting Policies and Procedures (the “Procedures”). Mondrian has established a Proxy Voting Committee (the “Committee”) which is responsible for overseeing Mondrian’s proxy voting process for its clients. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow Mondrian to vote proxies in a manner consistent with the goal of voting in the best interests of clients.

In order to facilitate the actual process of voting proxies, Mondrian has contracted with Institutional Shareholder Services (“ISS”) to analyze proxy statements on behalf of its clients and vote proxies generally in

Statement of Additional Information	B-11

accordance with the Procedures. After a proxy has been voted for a client, ISS will create a record of the vote that will be available to clients as requested. The Committee is responsible for overseeing ISS’s proxy voting activities.

The Procedures contain a general guideline that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, Mondrian will normally vote against management’s position when it runs counter to its specific Proxy Voting Guidelines (the “Guidelines”), and Mondrian will also vote against management’s recommendation when it believes that such position is not in the best interests of its clients.

As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of clients. Some examples of the Guidelines are as follows: (i) generally abstain if a company changes its auditor and fails to provide shareholders with an explanation for the change; (ii) generally vote re-incorporation proposals on a case-by-case basis; (iii) generally vote for proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders; (iv) generally vote amendments to the articles of association on a case-by-case basis; (v) generally vote against the creation of a new class of preference shares that would carry superior voting rights to the common shares; (vi) generally vote for share repurchase plans, unless clear evidence of past abuse of the authority is available or the plan contains no safeguards against selective buybacks; and (vii) votes with respect to management compensation plans are determined on a case-by-case basis.

Mondrian also has a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies which Mondrian receives on behalf of clients are voted by ISS in accordance with the Procedures. Because almost all proxies are voted by ISS pursuant to the pre-determined Procedures, it normally will not be necessary for Mondrian to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for DIAL during the proxy voting process. In the very limited instances where Mondrian is considering voting a proxy contrary to ISS’s recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving Mondrian or affiliated persons of Mondrian. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of clients. The Committee will then review the proxy voting materials and recommendation provided by ISS and the independent third party to determine how to vote the issue in a manner which the Committee believes is consistent with the Procedures and in the best interests of clients. Clients may request that their client services representative provide them with a complete copy of the Procedures and information on how their securities were voted by Mondrian.

Northern Trust Investments, N.A. (“NTI”).  The Trust, on behalf of the Funds, has delegated the voting of portfolio securities to Northern Trust Investments, N.A. (“NTI”) in its capacity as Investment Sub-Adviser. NTI has adopted proxy voting policies and procedures (the “Proxy Voting Policy”) for the voting of proxies on behalf of client accounts for which NTI has voting discretion, including the Funds. Under the Proxy Voting Policy, shares are to be voted in the best interests of the Funds.

A Proxy Committee comprised of senior NTI investment and compliance officers has adopted certain guidelines (the “Proxy Guidelines”) concerning various corporate governance issues. The Proxy Committee has the responsibility for the content, interpretation and application of the Proxy Guidelines and may apply these Proxy Guidelines with a measure of flexibility. NTI has retained an independent third party (the “Service Firm”) to review proxy proposals and to make voting recommendations to the Proxy Committee in a manner consistent with the Proxy Guidelines.

The Proxy Guidelines provide that NTI will generally vote for or against various proxy proposals, usually based upon certain specified criteria. As an example, the Proxy Guidelines provide that NTI will generally vote in favor of proposals to: (1) repeal existing classified boards and elect directors on an annual basis; (2) adopt a written majority voting or withhold policy (in situations in which a company has not previously adopted such a

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policy); (3) lower supermajority shareholder vote requirements for charter and bylaw amendments; (4) lower supermajority shareholder vote requirements for mergers and other business combinations; (5) increase common share authorizations for a stock split; (6) implement a reverse stock split; and (7) approve an ESOP or other broad based employee stock purchase or ownership plan, or increase authorized shares for existing plans. The Proxy Guidelines also provide that NTI will generally vote against proposals to: (1) classify the board of directors; (2) require that poison pill plans be submitted for shareholder ratification; (3) adopt dual class exchange offers or dual class recapitalizations; (4) require a supermajority shareholder vote to approve mergers and other significant business combinations; (5) require a supermajority shareholder vote to approve charter and bylaw amendments; and (6) adopt certain social and environmental proposals. In certain circumstances, the Proxy Guidelines provide that proxy proposals will be addressed on a case-by-case basis, including those regarding executive and director compensation plans, mergers and acquisitions, poison pills, a change in the company’s state of incorporation and an increase in authorized common stock.

As otherwise provided in the Proxy Voting Policy, the Proxy Committee may vote proxies contrary to the recommendations of the Service Firm if it determines that such action is in the best interests of a Fund. In exercising its discretion, the Proxy Committee may take into account a variety of factors relating to the matter under consideration, the nature of the proposal and the company involved. As a result, the Proxy Committee may vote in one manner in the case of one company and in a different manner in the case of another where, for example, the past history of the company, the character and integrity of its management, the role of outside directors, and the company’s record of producing performance for investors justifies a high degree of confidence in the company and the effect of the proposal on the value of the investment. Similarly, poor past performance, uncertainties about management and future directions, and other factors may lead the Proxy Committee to conclude that particular proposals present unacceptable investment risks and should not be supported. The Proxy Committee also evaluates proposals in context. A particular proposal may be acceptable standing alone, but objectionable when part of an existing or proposed package. Special circumstances may also justify casting different votes for different clients with respect to the same proxy vote.

NTI may occasionally be subject to conflicts of interest in the voting of proxies due to business or personal relationships with persons having an interest in the outcome of certain votes. For example, NTI may provide trust, custody, investment management, brokerage, underwriting, banking and related services to accounts owned or controlled by companies whose management is soliciting proxies. Occasionally, NTI may also have business or personal relationships with other proponents of proxy proposals, participants in proxy contests, corporate directors or candidates for directorships. NTI may also be required to vote proxies for securities issued by Northern Trust Corporation or its affiliates or on matters in which NTI has a direct financial interest, such as shareholder approval of a change in the advisory fees paid by a Fund. NTI seeks to address such conflicts of interest through various measures, including the establishment, composition and authority of the Proxy Committee and the retention of the Service Firm to perform proxy review and vote recommendation functions. The Proxy Committee has the responsibility to determine whether a proxy vote involves a potential conflict of interest and how the conflict should be addressed in conformance with the Proxy Voting Policy. The Proxy Committee may resolve such conflicts in any of a variety of ways, including the following: voting in accordance with the Proxy Guideline based recommendation of the Service Firm; voting in accordance with the recommendation of an independent fiduciary appointed for that purpose; voting pursuant to client direction by seeking instructions from the Board of Trustees of the Trust; or by voting pursuant to a “mirror voting” arrangement under which shares are voted in the same manner and proportion as shares over which NTI does not have voting discretion. The method selected by the Proxy Committee may vary depending upon the facts and circumstances of each situation.

NTI may choose not to vote proxies in certain situations or for a Fund. This may occur, for example, in situations where the exercise of voting rights could restrict the ability to freely trade the security in question (as is the case, for example, in certain foreign jurisdictions known as “blocking markets”). In circumstances in which the Service Firm does not provide recommendations for a particular proxy, the Proxy Committee may obtain recommendations from analysts at NTI who review the issuer in question or the industry in general. The Proxy Committee will apply the Proxy Guidelines as discussed above to any such recommendation.

The foregoing is only a summary of the Proxy Voting Policy and Proxy Voting Guidelines. You may obtain, upon request and without charge, a full-version paper copy of the Proxy Voting Policy and Proxy Voting Guidelines by calling 800/595-9111.

Statement of Additional Information	B-13

Pacific Investment Management Company LLC (“PIMCO”).  PIMCO has adopted written policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Advisers Act. PIMCO has implemented the Proxy Policy for each of its clients as required under applicable law, unless expressly directed by a client in writing to refrain from voting that client’s proxies. Recognizing that proxy voting is a rare event in the realm of fixed income investing and is typically limited to solicitation of consent to changes in features of debt securities, the Proxy Policy also applies to any voting rights and/or consent rights of PIMCO, on behalf of its clients, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures.

The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of PIMCO’s clients. Each proxy is voted on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances at the time of the vote. In general, PIMCO reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance practices. PIMCO may vote proxies as recommended by management on routine matters related to the operation of the issuer and on matters not expected to have a significant economic impact on the issuer and/or its shareholders. PIMCO will supervise and periodically review its proxy voting activities and implementation of the Proxy Policy. PIMCO will review each proxy to determine whether there may be a material conflict between PIMCO and its client. If no conflict exists, the proxy will be forwarded to the appropriate portfolio manager for consideration. If a conflict does exist, PIMCO will seek to resolve any such conflict in accordance with the Proxy Policy. PIMCO seeks to resolve any material conflicts of interest by voting in good faith in the best interests of its clients. If a material conflict of interest should arise, PIMCO will seek to resolve such conflict in the client’s best interest by pursuing any one of the following courses of action: (i) convening a committee to assess and resolve the conflict; (ii) voting in accordance with the instructions of the client; (iii) voting in accordance with the recommendation of an independent third-party service provider; (iv) suggesting that the client engage another party to determine how the proxy should be voted; (v) delegating the vote to a third-party service provider; or (vi) voting in accordance with the factors discussed in the Proxy Policy.

Clients may obtain a copy of PIMCO’s written Proxy Policy and the factors that PIMCO may consider in determining how to vote a client’s proxy. Except as required by law, PIMCO will not disclose to third parties how it voted on behalf of a client. However, upon request from an appropriately authorized individual, PIMCO will disclose to its clients or the entity delegating the voting authority to PIMCO for such clients, how PIMCO voted such client’s proxy. In addition, a client may obtain copies of PIMCO’s Proxy Policy and information as to how its proxies have been voted by contacting PIMCO.

Payden & Rygel.  Payden & Rygel expects to fulfill its fiduciary obligation to its clients by monitoring events concerning the issuer of the security and then voting the proxies in a manner that is consistent with the best interests of that client and that does not subordinate the client’s interests to its own. To that end, Payden & Rygel has a Proxy Voting Committee to consider any issues related to proxy matters. Payden & Rygel considers all aspects of the issues presented by a proxy matter, and depending upon the particular client requirement, Payden & Rygel may vote differently for different clients on the same proxy issue.

Absent special client circumstances or specific client policies or instructions, Payden & Rygel will: (i) vote for stock option plans and other incentive compensation plans that give both senior management and other employees an opportunity to share in the success of the issuer; (ii) vote for programs that permit an issuer to repurchase its own stock; (iii) vote against management proposals to make takeovers more difficult; (iv) vote for proposals that support board independence; and (v) vote for responsible social policies that are designed to advance the economic value of the issuer.

To ensure that proxy votes are voted in the client’s best interest and unaffected by any conflict of interest that may exist, Payden & Rygel will vote on a proxy question that presents a material conflict of interest between the interests of a client and the interests of Payden & Rygel as follows: (i) if one of Payden & Rygel’s general proxy voting policies applies to the proxy issue in question, Payden & Rygel will vote the proxy in accordance

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with that policy (assuming that the policy in question furthers the interests of the client and not of Payden & Rygel); and (ii) if the general proxy voting policy does not further the interests of the client, Payden & Rygel will seek specific instructions from the client.

Except in rare instances, abstention is not an acceptable position and votes will be cast either for or against all issues presented. If unusual or controversial issues are presented that are not covered by the general proxy voting policies, the Proxy Voting Committee shall determine the manner of voting the proxy in question.

Philadelphia International Advisors, L.P. (“PIA”).  PIA has responsibility to see that proxies are appropriately voted. PIA votes all proxies in accordance with its general proxy policy unless otherwise specifically instructed by the client in writing. PIA has retained ISS, an independent third party proxy serve, to provide fundamental research on proxies and subsequent recommendations. Proxies are voted by ISS in accordance with their proxy voting guidelines with the intent of serving the best interests of PIA’s clients. ISS will inform PIA’s proxy administrator of any proxies that do not fall with the adopted guidelines.

PIA has developed its proxy policy to serve the collective interests of its clients, and accordingly, will generally vote pursuant to its policy when conflicts of interest arise. When there are proxy voting proposals that give rise to conflicts of interest, the proxy shall be voted consistent with the recommendations of ISS provided that PIA believes that such a vote is consistent with the best interests of its clients.

Provident Investment Counsel, Inc. (“PIC”).  PIC has adopted and implemented policies and procedures that are designed to ensure that proxies are voted in the best interest of clients in accordance with our fiduciary duties and applicable law. PIC will carefully consider all proxy proposals. The analyst of the security on the proxy being voted will conduct the actual voting of proxy statements. In exercising judgment with respect to voting stock held in a fiduciary capacity, PIC’s decisions are governed by our primary duty to safeguard and promote the interest of the accounts and their beneficiaries. In keeping with this duty, it is PIC’s policy to vote in favor of those proposals that advance the sustainable economic value of the companies, and thus the shareholders whose securities are held. If, after careful consideration, PIC believes that corporate management’s position on financial, corporate governance, social or environmental questions could adversely affect the long-term best economic interest of a company and/or its shareholders, the stock will be voted against management. Except in rare instances, abstention is not an acceptable position, and controversial issues will be voted either “for” or “against.” PIC has contracted with ISS to oversee PIC’s proxy voting process. ISS will determine what proxy votes are outstanding and what issues are to be voted on.

Votes on mergers and acquisitions will be considered on a case-by-case basis, determining whether the transaction enhances shareholder value by giving consideration to the prospects of the combined company, offering price, fairness opinion, how the deal was negotiated, changes in corporate governance, changes in capital structure and conflicts of interest. Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a case-by-case basis using a model developed by ISS. PIC will generally vote for management proposals to reduce the par value of common stock, and vote on a case-by-case basis on proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution and other rights.

Generally, PIC will vote for shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company; vote for proposals to implement an employee stock ownership plan and proposals to implement a 401(k) savings plan for employees. With respect to social and corporate responsibility issues, most issues are voted on a case-by-case basis.

PIC will be deemed to have a conflict of interest in voting a proxy if (a) the company whose proxy is being voted, or any affiliate of that company, is a client of PIC, or (b) PIC has a material business relationship with the company whose proxy is to be voted, or any affiliate of that company. In the event of such a conflict of interest, the proxy will be voted as indicated in the voting guidelines so long as the application of the

Statement of Additional Information	B-15

guidelines to the matter involves little or not discretion by PIC. If the guidelines do not cover the matter to be voted on, or cover the matter but involve more than little discretion by PIC, then the proxy will be voted as recommended by ISS.

RCM Capital Management (“RCM”).  RCM exercises its voting responsibilities as a fiduciary and intends to vote proxies in a manner consistent with the best interest of its clients. Proxy voting proposals are voted with regard to enhancing shareholder wealth and voting power. A Proxy Committee is responsible for establishing RCM’s proxy voting policies and procedures. To the extent that the guideline policies and procedures do not cover potential voting issues or a case arises of a material conflict between our interest and those of a client with respect to proxy voting, the Proxy Committee will convene to discuss these instances. In evaluating issues, the Proxy Committee may consider information from many sources, including the portfolio management team, management of the company presenting a proposal, shareholder groups and independent proxy research services.

The voting of all proxies is conducted by the Proxy Specialist in consultation with the Proxy Committee. The Proxy Specialist performs the initial review of the proxy statement, third-party proxy research provided by ISS, and other relevant material, and makes a vote decision in accordance with RCM’s proxy voting guidelines. RCM retains ISS to assist in the processing of proxy votes in accordance with RCM’s vote decisions. ISS is responsible for notifying RCM of all upcoming meetings, providing a proxy analysis and vote recommendation for each proposal, verifying that all proxies are received, and contacting custodian banks to request missing proxies.

RCM will review various criteria to determine whether the costs associated with voting the proxy exceeds the expected benefit to its clients and may conduct a cost-benefit analysis in determining whether it is in the best economic interest to vote client proxies. Given the outcome of the cost-benefit analysis, RCM may refrain from voting a proxy on behalf of its clients’ accounts. In addition, RCM may refrain from voting a proxy due to logistical considerations that may have a detrimental effect on RCM’s ability to vote such a proxy, such as untimely notice of a shareholder meeting or requirements to vote proxies in person.

RCM votes for board of director nominees, on a case-by-case basis, and favors boards that consist of a substantial majority of independent directors. RCM also believes that key board committees should be composed of entirely independent outsiders, to assure that shareholder interests will be adequately addressed. Stock incentive plans and capital stock authorizations are voted on a case-by-case basis, after analyzing the details of the proposal and the company’s performance in terms of shareholder returns. Proxies that concern a merger, restructuring or spin off that in some way affects a change in control of the company’s assets will be voted on a case-by-case basis. RCM will support management proposals for a merger or restructuring if the transaction appears to offer fair value, but may oppose them if they include significant changes to corporate governance and takeover defenses that are not in the best interest of shareholders. Shareholder proposals regarding social and environmental issues will be voted on a case-by-case basis. RCM generally supports proposals that encourage corporate social responsibility. However, in the absence of compelling evidence that a proposal will have a positive economic impact, RCM believes that these matters are best left to the judgment of management.

RCM may have conflicts that can affect how it votes its clients’ proxies and may reach different voting decisions for different clients. Regardless, votes shall only be cast in the best interest of the client affected by the shareholder right. For this reason, RCM shall not vote shares held in one client’s account in a manner designed to benefit or accommodate another client. In order to ensure that all material conflicts are addressed appropriately while carrying out is obligation to vote proxies, the Proxy Committee is responsible for addressing how RCM shall resolve such material conflicts of interest with its clients.

RREEF America L.L.C. (“RREEF”).  As part of its investment advisory services, RREEF will vote proxies on behalf of its clients if specifically directed by the client.

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RREEF has adopted a proxy voting policy and procedure (collectively, the “Proxy Voting Policy”), including specific proxy voting guidelines, that set forth the general principles RREEF uses to determine how to vote proxies on securities in client accounts for which RREEF has proxy voting responsibility. RREEF believes that the Proxy Voting Policy is reasonably designed to ensure that client proxies are voted in the best economic interests of clients and to ensure that material conflicts of interest are avoided and/or resolved in a manner consistent with RREEF’s fiduciary duties under applicable law.

The Guidelines set forth standard voting positions on a comprehensive list of common proxy voting matters. Guidelines are monitored and periodically updated based on considerations of current corporate governance principles, industry standards, client feedback, and the impact of the matter on issuers and the value of the investments.

To avoid any conflicts, under normal circumstances, RREEF will vote proxies in accordance with the Guidelines. Any client proxy vote that is not addressed by specific client instructions, is not covered by the Guidelines, or is one in which RREEF believes that voting in accordance with the Guidelines may not be in the best economic interests of clients, will be evaluated and voted in accordance with the Proxy Voting Policy. In such circumstances, RREEF shall vote those proxies in accordance with what it, in good faith, determines to be the best economic interests of clients. Before voting any proxy not covered by the Guidelines, however, RREEF (through its Conflicts of Interest Management Sub-Committee) will investigate whether there are any material conflicts of interest in connection with the particular vote. The Conflicts of Interest Management Sub-Committee will review, for example, whether RREEF has any known potential conflict of interest that can be reasonably determined, with the relevant issuer as well whether any Proxy Voting Sub-Committee (PVSC) member may have a conflict of interest personally. In the event that the Conflicts of Interest Management Sub-Committee determines that there is a material conflict of interest, RREEF will either follow the proxy voting recommendations of an independent third party or will obtain proxy voting instructions from affected clients. Notwithstanding these policies and procedures, proxy voting decisions executed by RREEF may match the voting interests of clients or businesses of RREEF and its affiliates. RREEF’s proxy voting decisions, however, are made independent of the interests of such clients or businesses of RREEF and its affiliates and are made in accordance with its fiduciary responsibilities.

Sands Capital Management, LLC (“Sands”).  Sands’ policies and procedures are designed to ensure that Sands is administering proxy voting matters in a manner consistent with the best interests of its client and with its fiduciary duties under applicable law. Sands seeks to discharge its fiduciary duty to clients for whom is has proxy voting authority by monitoring corporate events and voting proxies solely in the best interests of its clients. Sands believes that the recommendation of management on any issue should be given substantial weight in determining how proxy issues are resolved. As a matter of practice, Sands will vote on most issues presented in accordance with the company’s management, unless Sands determines that voting in accordance with management’s recommendation would adversely affect the investment merits of owning the stock. However, Sands will consider each issue on its own merits, and will not support the position of the company’s management in any situation where, in Sands’ judgment, it would not be in the best interests of the client to do so.

Sands has established a Proxy Committee that is responsible for (i) the oversight and administration of proxy voting on behalf of Sands’ clients, including developing, authorizing, implementing and updating Sands’ proxy voting policies and procedures; (ii) overseeing the proxy voting process; and (iii) engaging and overseeing any third party service provider as voting agent to receive proxy statements and/or to provide information, research and other services intended to facilitate the proxy voting decisions made by Sands. The Proxy Committee has established guidelines that are applied generally and not absolutely, such that Sands’ evaluation of each proposal will be performed in the context of the guidelines giving appropriate consideration to the circumstances of the company whose proxy is being voted. In evaluating a proxy proposal, an analyst may consider information from many sources, including management of the company, shareholder groups and independent proxy research services.

Generally, Sands will vote against proposals to eliminate cumulative voting. Sands will vote on a case-by-case basis mergers, acquisitions, corporate restructurings, spin-offs, proposals to increase the number of shares of

Statement of Additional Information	B-17

common stock authorized for issue, executive and director compensation plans (including stock option plans), and social issues with a view toward promoting good corporate citizenship.

For purposes of identifying conflicts, the Proxy Committee will rely on publicly available information about a company and its affiliates, information about the company and its affiliates that is generally known by Sands’ employees, and other information known by a member of the Proxy Committee. The Proxy Voting Committee may determined that the Adviser has a conflict of interest as a result of the following: (1) significant business relationship which may create an incentive for Sands to vote in favor of management; (2) significant personal or family relationships, meaning those that would be reasonably likely to influence how Sands votes the proxy; and (2) contact with Proxy Committee members for the purpose of influencing how a proxy is to be voted.

In the event that the Proxy Committee determines that Sands has a conflict of interest with respect to a proxy proposal, the Proxy Committee shall also determine whether the conflict is “material” to that proposal. The Proxy Committee may determine on a case-by-case basis that a particular proposal does not involve a material conflict of interest. To make this determination, the Proxy Committee must conclude that the proposal is not directly related to Sands’ conflict with the issuer. If the Proxy Committee determines that a conflict is not material, then Sands may vote the proxy in accordance with the recommendation of the analyst. In the event that the Proxy Committee determines that Sands has a material conflict of interest with respect to a proxy proposal, Sands will vote on the proposal in accordance with the determination of the Proxy Committee. Alternatively, prior to voting on the proposal, Sands may (i) contact an independent third party to recommend how to vote on the proposal and vote in accordance with the recommendation of such third party; or (ii) with respect to client accounts that are not subject to ERISA, fully disclose the nature of the conflict to the client and obtain the client’s consent as to how Sands will vote on the proposal. Sands may not address a material conflict of interest by abstaining from voting, unless the Proxy Committee has determined that abstaining from voting on the proposal is in the best interests of clients.

STW Fixed Income Management Ltd. (“STW”).  STW manages investment-grade fixed income securities and is rarely required to vote proxies on behalf of its client-bondholders. In such cases, STW votes for or against the proposition with the best interest of the affected client-bondholder being the sole consideration.

After receiving a proxy, STW will obtain information relevant to voting the proxy. STW will evaluate each proxy and vote in a way that is in the best interest of the client. STW will also, prior to voting a proxy, identify any material conflicts that might exist with respect to a given proxy.

If material conflicts are identified, STW will determine how such conflicts should be addressed and resolved and will fully disclose the conflicts to the affected client before voting the proxy. If a material conflict of interest cannot be resolved and the client does not wish to independently vote or direct the vote of such proxy, STW will discuss using an independent third party to vote the proxy in the client’s best interest.

TCW Asset Management Company (“TCW”).  Certain affiliates of The TCW Group, Inc. (these affiliates are collectively referred to as “TCW”) act as investment advisors for a variety of clients, including mutual funds. If TCW has responsibility for voting proxies in connection with these investment advisory duties, or has the responsibility to specify to an agent of the client how to vote the proxies, TCW exercises such voting responsibilities for its clients through the corporate proxy voting process. TCW believes that the right to vote proxies is a significant asset of its clients’ holdings. In order to provide a basis for making decisions in the voting of proxies for its clients, TCW has established a proxy voting committee (the “Proxy Committee”) and adopted proxy voting guidelines (the “Guidelines”) and procedures. The Proxy Committee generally meets quarterly (or at such other frequency as determined by the Proxy Committee), and its duties include establishing proxy voting guidelines and procedures, overseeing the internal proxy voting process, and reviewing proxy voting issues. The members of the Proxy Committee include TCW personnel from the investment, compliance, legal and marketing departments. TCW also uses outside proxy voting services (each an “Outside Service”) to help manage the proxy voting process. The Outside Service facilitates TCW’s voting

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according to the Guidelines (or, if applicable, according to guidelines submitted by TCW’s clients) and helps maintain TCW’s proxy voting records. All proxy voting and record keeping by TCW is, of course, dependent on the timely provision of proxy ballots by custodians, clients and other third parties. Under specified circumstances described below involving potential conflicts of interest, the Outside Service may also be requested to help decide certain proxy votes. In certain limited circumstances, particularly in the area of structured financing, TCW may enter into voting agreements or other contractual obligations that govern the voting of shares. In the event of a conflict between any such contractual requirements and the Guidelines, TCW will vote in accordance with its contractual obligations.

Philosophy

The Guidelines provide a basis for making decisions in the voting of proxies for clients of TCW. When voting proxies, TCW’s utmost concern is that all decisions be made solely in the interests of the client and with the goal of maximizing the value of the client’s investments. With this goal in mind, the Guidelines cover various categories of voting decisions and generally specify whether TCW will vote for or against a particular type of proposal. TCW’s underlying philosophy, however, is that its portfolio managers, who are primarily responsible for evaluating the individual holdings of TCW’s clients, are best able to determine how best to further client interests and goals. Therefore, individual portfolio managers, in the exercise of their best judgment and discretion, may from time to time override the Guidelines and vote proxies in a manner that they believe will enhance the economic value of clients’ assets, keeping in mind the best interests of the beneficial owners. The portfolio managers may, in their discretion, take into account the recommendations of TCW management, the Proxy Committee, and the Outside Service.

Overrides and Conflict Resolution

It is unlikely that serious conflicts of interest will arise in the context of TCW’s proxy voting, because TCW does not engage in investment banking or the managing or advising of public companies. In the event a potential conflict does arise, the primary means by which TCW avoids a conflict of interest in the voting of proxies for its clients is by casting such votes solely in the interests of its clients and in the interests of maximizing the value of their portfolio holdings. In this regard, if a potential conflict of interest arises, but the proxy vote to be decided is predetermined under the Guidelines to be cast either in favor or against, then TCW will follow the Guidelines and vote accordingly. On the other hand, if a potential conflict of interest arises and there is no predetermined vote, then TCW will refer that vote to its Outside Service for its recommendation. If there is a potential conflict of interest and the portfolio manager wishes to vote contrary to the Guidelines, then the Proxy Specialist and/or the Proxy Voting Committee will approve such vote.

Proxy Voting Information and Recordkeeping

Upon request, TCW provides proxy voting records to its clients. These records state how votes were cast on behalf of client accounts, whether a particular matter was proposed by the company or a shareholder, and whether or not TCW voted in line with management recommendations. TCW is prepared to explain to clients the rationale for votes cast on behalf of client accounts. To obtain proxy voting records, a client should contact TCW’s Proxy Specialist.

TCW or the Outside Service will keep records of the following items: (i) TCW’s Guidelines and procedures; (ii) proxy statements received regarding client securities (unless such statements are available on the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system); (iii) records of votes cast on behalf of clients (if maintained by the Outside Service, the Outside Service will provide copies of those records promptly upon request); (iv) records of written requests for proxy voting information and TCW’s response (whether a client’s request was oral or in writing); and (v) any documents prepared by TCW that were material to making a decision how to vote, or that memorialized the basis for the decision. Additionally, TCW or the Outside Service will maintain any documentation related to an identified material conflict of interest.

TCW or the Outside Service will maintain these records in an easily accessible place for at least five years from the end of the fiscal year during which the last entry was made on such record. For the first two years, TCW or the Outside Service will store such records at its principal office.

Statement of Additional Information	B-19

International Proxy Voting

While TCW utilizes the Guidelines for both their international and domestic portfolios and clients, there are some significant differences between voting U.S. company proxies and voting non-U.S. company proxies. For U.S. companies, it is relatively easy to vote proxies, as the proxies are automatically received and may be voted by mail or electronically. In most cases, the officers of a U.S. company soliciting a proxy act as proxies for the company’s shareholders.

For proxies of non-U.S. companies, however, it is typically both difficult and costly to vote proxies. The major difficulties and costs may include: (i) appointing a proxy; (ii) knowing when a meeting is taking place; (iii) obtaining relevant information about proxies, voting procedures for foreign shareholders, and restrictions on trading securities that are subject to proxy votes; (iv) arranging for a proxy to vote; and (v) evaluating the cost of voting. Also, proxy votes against management rarely succeed. Furthermore, the operational hurdles to voting proxies vary by country. As a result, TCW considers international proxy voting on a case-by-case basis. However, when TCW believes that an issue to be voted is likely to affect the economic value of the portfolio securities, that its vote may influence the ultimate outcome of the contest, and that the benefits of voting the proxy exceed the expected costs, TCW will make every reasonable effort to vote such proxies.

TimesSquare Capital Management (“TSCM”).  TSCM may exercise voting authority for certain clients. TSCM has written policies and procedures with respect to the voting of proxies that are reasonably designed to ensure that TSCM votes proxies in the best interests of its clients and that such votes are properly and timely exercised. Such policies include voting guidelines, which assist in evaluating proxy proposals, and procedures for dealing with conflicts of interest that may arise between the interests of TSCM, and its affiliates, and its clients. TSCM will vote for proposals it believes will maximize shareholder value over the long-term and vote against proposals that are judged to have a material adverse impact on shareholder value or reduce shareholder rights. In exercising its voting authority, TSCM considers its own research and the proxy research of an independent proxy agent. TSCM also utilizes an independent proxy agent to perform certain proxy administrative services, including monitoring positions for upcoming votes, obtaining proxies, voting proxies in accordance with TSCM’s authorization and recording proxy votes.

The Boston Company Asset Management, LLC (“Boston Company”).  Boston Company has adopted a Proxy Voting Policy, related procedures, and voting guidelines which are applied to those client accounts over which it has been delegated the authority to vote proxies. In voting proxies, Adviser seeks to act solely in the best financial and economic interest of the applicable client. Adviser will carefully review proposals that would limit shareholder control or could affect the value of a client’s investment. Adviser generally will oppose proposals designed to insulate an issuer’s management unnecessarily from the wishes of a majority of shareholders. Adviser will generally support proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors and otherwise achieve long-term goals. On questions of social responsibility where economic performance does not appear to be an issue, Adviser will attempt to ensure that management reasonably responds to the social issues.

All proxy voting proposals are reviewed, categorized, analyzed and voted in accordance with written guidelines in effect from time to time. These proxy voting guidelines are based on research and recommendations provided by internal resources and third party vendors. The guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized will be voted in accordance with any applicable guidelines or referred to the Proxy Policy Committee, if the applicable guidelines so require. Proposals that cannot be categorized under the guidelines will be referred to the Proxy Policy Committee for discussion and vote. Additionally, the Proxy Policy Committee may review any proposal where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, Adviser weighs the cost of voting, and potential inability to sell, the shares against the benefit of voting the shares to determine whether or not to vote.

Adviser recognizes its duty to vote proxies in the best interests of its clients. Adviser seeks to avoid material conflicts of interest through the establishment of the Proxy Policy Committee, which applies detailed,

B-20	GuideStone Funds

pre-determined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, Adviser and its affiliates engage a third party as an independent fiduciary to vote all proxies for Mellon Financial Corporation securities and affiliated mutual fund securities.

Adviser will furnish a copy of its Proxy Voting Policy, any related procedures, and it’s voting guidelines to each advisory client upon request. Upon request, Adviser will also disclose to an advisory client the proxy voting history to those who have an interest in the account for which shares are voted, and after the shareholder meeting has concluded.

Walter Scott & Partners Limited (“WSPL”).  WSPL has established proxy voting policies and procedures that are designed to facilitate compliance with applicable law and to ensure that WSPL exercises discretionary proxy voting authority in its client’s best interests. When a client grants WSPL proxy voting authority, WSPL owes that client a duty of care to monitor corporate actions and take timely action with respect to proxies received with respect to client holdings. Similarly, WSPL owes a duty of loyalty to vote those client proxies in a manner consistent with the client’s best interests without regard for any interest WSPL may have in the matter.

In the absence of a conflict of interest, the decision on how a particular proxy is voted is generally made by the WSPL investment professional primarily responsible for that particular investment based on what is in the best interest of the particular client for whom the proxy is being voted. WSPL defines a client’s best interest fundamentally with reference to the impact that the issue being voted upon may have on the desirability of owning the security from the client’s perspective. WSPL believes that the quality of a company’s management is an important consideration in determining whether the company is a suitable investment. WSPL also recognizes that management can offer valuable insights by virtue of its central role in a company’s affairs. Accordingly, WSPL will generally weigh management’s views in determining how to vote a proxy, subject in all events to WSPL’s overall analysis of the likely effect of the vote on its client’s interest in the company. WSPL generally will vote with management as we feel that management should be allowed to make those decisions that are essential to the ongoing operations of the company. If WSPL votes against management on a material issue, the shares are generally sold; however, disagreement over one or two specific issues may not necessarily trigger a sale.

On corporate governance matters, WSPL will evaluate each proposal separately. WSPL will generally vote in favor of a management-sponsored proposal to increase corporate governance and disclosure unless the proposal is likely to have a materially negative effect on the interests of shareholders. WSPL will vote for changes such as stock splits which would enhance liquidity and open market share repurchase plans where all shareholders can participate pro rata but against proposals designed to discourage merger and acquisitions and other measures which do not provide shareholders with economic value.

With respect to compensation plans, WSPL will evaluate each proposal separately but generally, WSPL will vote for compensation plans that are reasonable but against those that are unduly generous or would result in excessive dilution to other shareholders. On social and corporate responsibility issues, WSPL will evaluate each proposal separately but would generally vote against proposals that involve a material economic cost to the company or restrict the freedom of the management to operate in the best interests of the company and of its shareholders.

WSPL’s Senior Management Committee is responsible for identifying potential conflicts of interest that may be material to the proxy voting process. Once it has identified a potential conflict of interest, the Committee will resolve the conflict prior to voting the proxy in question. The Committee may resolve the conflict of interest by: (a) obtaining informed client consent; (b) applying a pre-determined policy that is designed to serve the client’s interests rather than WSPL’s, provided that the application of the policy to the proxy in question requires the exercise of little or no discretion on WSPL’s part; (c) applying a pre-determined policy based upon the recommendation of an independent third party; (d) implementing the recommendation of a third party engaged by the client; or (e) in any other manner reasonably designed to fulfill WSPL’s fiduciary duty to the client.

Statement of Additional Information	B-21

Western Asset Management Company and Western Asset Management Company Limited (together, “Western”).  Western’s proxy voting procedures are designed and implemented in a way that is reasonably expected to ensure that proxy matters are handled in the best interest of our clients. While the guidelines included in the procedures are intended to provide a benchmark for voting standards, each vote is ultimately cast on a case-by-case basis, taking into consideration Western’s contractual obligations to its clients and all other relevant facts and circumstances at the time of the vote. Western’s Compliance Department is responsible for administering and overseeing the proxy voting process. Research analysts and portfolio managers are responsible for determining appropriate voting positions on each proxy utilizing any applicable guidelines contained in the procedures.

Western’s Compliance Department staff provides proxy material to the appropriate research analyst or portfolio manager to obtain their recommended vote. Research analysts and portfolio managers determine votes on a case-by-case basis taking into account the voting guidelines contained in these procedures. For avoidance of doubt, depending on the best interest of each individual client, Western may vote the same proxy differently for different clients.

Under the guidelines, Western votes for shareholder proposals to require shareholder approval of shareholder rights plans as well as for decisions reached by independent boards of directors. With respect to acquisitions, mergers, reorganizations and other transactions, Western votes these issues on a case-by-case basis. Generally, Western votes on a case-by-case basis on board-approved proposals involving changes to a company’s capitalization except where Western is otherwise withholding votes for the entire board of directors. Western votes for proposals relating to the authorization of additional common stock. Western generally favors compensation programs that relate executive compensation to a company’s long-term performance

Western may utilize shares of open or closed-end investment companies to implement its investment strategies. Shareholder votes for investment companies will be voted in accordance with Western’s guidelines. Western votes on a case-by-case basis on proposals relating to changes in the investment objectives of an investment company taking into account the original intent of the fund and role the fund plays in the client’s portfolios. In addition, Western votes on a case-by-case basis all proposals that would result in increases in expenses (e.g., proposals to adopt 12b-1 plans, alter investment advisory arrangements or approve fund mergers) taking into account comparable expenses for similar funds and the services to be provided.

Western’s Legal and Compliance Department reviews proxy issues to determine any material conflicts of interest. If a material conflict of interest exists, (i) to the extent reasonably practicable and permitted by applicable law, the client is promptly notified, the conflict is disclosed and Western obtains the client’s proxy voting instructions, and (ii) to the extent that it is not reasonably practicable or permitted by applicable law to notify the client and obtain such instructions (e.g., where the client is a mutual fund or other commingled vehicle), Western seeks voting instructions from an independent third party.

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Statement of Additional Information	B-23

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Statement of Additional Information	B-25

GUIDESTONE FUNDS

N-1A

PART C: OTHER INFORMATION

Item 23.	EXHIBITS:

(a)	Trust Instrument.

1.	Certificate of Trust, dated February 29, 2000, filed in the State of Delaware, is incorporated herein by reference to the Initial Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on January 9, 2001.

2.	Trust Instrument, dated February 29, 2000, is incorporated herein by reference to the Initial Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on January 9, 2001.

3.	Amended Certificate of Trust, dated March 21, 2001, filed in the State of Delaware, is incorporated herein by reference to Pre-effective Amendment No. 1 to the Registration Statement on Form N-1A (No. 333-53432) filed with the U.S. Securities and Exchange Commission (the “SEC”) on April 9, 2001.

4.	Amended and Restated Trust Instrument, dated June 15, 2004, is incorporated herein by reference to Post-effective Amendment No. 9 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on November 2, 2004 (“PEA No. 9”).

5.	Amended and Restated Trust Instrument, dated August 5, 2005, is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on April 25, 2006 (“PEA No. 12”).

6.	Amended Certificate of Trust, dated September 13, 2005, filed in the State of Delaware, is filed herewith as Exhibit EX-99.a.

(b)	By-Laws.

By-Laws of the Registrant, dated September 13, 2005, are incorporated herein by reference to PEA No. 12.

(c)	Instruments Defining Rights of Security Holders.

None.

(d)	Investment Advisory Contracts.

1.	Form of Advisory Agreement with GuideStone Capital Management (formerly, SBC Financial Services, Inc.) is incorporated herein by reference to Pre-effective Amendment No. 2 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on June 29, 2001 (“Pre-effective Amendment No. 2”).

2.	Form of Sub-Advisory Agreement with Aronson+Johnson+Ortiz, LP is incorporated herein by reference to Pre-effective Amendment No. 2.

3.	Form of Sub-Advisory Agreement with Barrow, Hanley, Mewhinney & Strauss, Inc. is incorporated herein by reference to Pre-effective Amendment No. 2.

4.	Form of Sub-Advisory Agreement with BlackRock Institutional Management Corp. is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on April 25, 2006 (“PEA No. 15”).

5.	Form of Sub-Advisory Agreement with BlackRock, Financial Management Inc. is incorporated herein by reference to PEA No. 15.

6.	Form of Sub-Advisory Agreement with Capital Guardian Trust Company is incorporated herein by reference to Pre-Effective Amendment No. 2.

7.	Form of Sub-Advisory Agreement with Mondrian Investment Partners, Limited is incorporated herein by reference to PEA No. 9.

8.	Form of Sub-Advisory Agreement with RCM (Capital Management) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on April 30, 2002 (“PEA No. 1”).

9.	Form of Sub-Advisory Agreement with Equinox Capital Management, LLC is incorporated herein by reference to Pre-effective Amendment No. 2.

10.	Form of Sub-Advisory Agreement with Genesis Asset Managers, LLP is is incorporated herein by reference to PEA No. 15.

11.	Form of Sub-Advisory Agreement with Goldman Sachs Asset Management, L.P. is incorporated herein by reference to Pre-effective Amendment No. 2.

12.	Form of Sub-Advisory Agreement with Loomis, Sayles & Company L.P. is incorporated herein by reference to Pre-effective Amendment No. 2.

13.	Form of Sub-Advisory Agreement with Northern Trust Investments, N.A. is incorporated herein by reference to PEA No. 1.

14.	Form of Sub-Advisory Agreement with Pacific Investment Management Company LLC is incorporated herein by reference to Pre-effective Amendment No. 2.

15.	Form of Sub-Advisory Agreement with Payden & Rygel is incorporated herein by reference to Pre-effective Amendment No. 2.

16.	Form of Sub-Advisory Agreement with Philadelphia International Advisors, L.P. is incorporated herein by reference to PEA No. 1.

17.	Form of Sub-Advisory Agreement with Provident Investment Counsel, Inc. is incorporated herein by reference to Pre-effective Amendment No. 2.

18.	Form of Sub-Advisory Agreement with STW Fixed Income Management Ltd. is incorporated herein by reference to PEA No. 12.

19.	Form of Sub-Advisory Agreement with TCW Investment Management Company is incorporated herein by reference to PEA No. 1.

20.	Form of Sub-Advisory Agreement with Walter Scott & Partners Limited is is incorporated herein by reference to PEA No. 15.

21.	Form of Sub-Advisory Agreement with Western Asset Management Company is incorporated herein by reference to Pre-effective Amendment No. 2.

22.	Form of Sub-Advisory Agreement with Northern Trust Investments, N.A. is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on February 28, 2003 (“PEA No. 2”).

23.	Form of Sub-Advisory Agreement with TimesSquare Capital Management, LLC is incorporated herein by reference to PEA No. 9.

24.	Form of Sub-Advisory Agreement with Western Asset Management Limited is incorporated herein by reference to PEA No. 2.

25.	Form of Sub-Advisory Agreement with AllianceBernstein L.P. (formerly, Alliance Capital Management L.P.) is incorporated herein by reference to PEA No. 2.

26.	Form of Sub-Advisory Agreement with Marsico Capital Management, LLC is incorporated herein by reference to PEA No. 2.

27.	Form of Sub-Advisory Agreement with Sands Capital Management, LLC is incorporated herein by reference to PEA No. 2.

28.	Form of Sub-Advisory Agreement with Lord, Abbett & Co. LLC is incorporated herein by reference to Pre-effective Amendment No. 11 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on April 25, 2005 (“PEA No. 11”).

29.	Form of Sub-Advisory Agreement with Lotsoff Capital Management is incorporated herein by reference to PEA No. 11.

30.	Form of Sub-Advisory Agreement with Genesis Asset Managers LLP is incorporated herein by reference to PEA No. 12.

31.	Form of Sub-Advisory Agreement with Sands Capital Management, LLC is incorporated herein by reference to PEA No. 12.

32.	Form of Sub-Advisory Agreement with Aronson+Johnson+Ortiz, LP is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A (No. 333-53432) filed with the SEC on September 15, 2006 (“PEA No. 13”).

33.	Form of Sub-Advisory Agreement with TCW Investment Management Company is incorporated herein by reference to PEA No. 13.

34.	Form of Sub-Advisory Agreement with RREEF America L.L.C. is incorporated herein by reference to PEA No. 13.

35.	Form of Sub-Advisory Agreement with Western Asset Management Company is incorporated herein by reference to PEA No. 13.

36.	Form of Sub-Advisory Agreement with Western Asset Management Company Limited is incorporated herein by reference to PEA No. 13.

37.	Form of Sub-Advisory Agreement with The Boston Company Asset Management, LLC is incorporated herein by reference to PEA No. 15.

(e)	Underwriting Contracts.

Form of Underwriting Agreement with PFPC Distributors, Inc. is incorporated herein by reference to Pre-effective Amendment No. 2.

(f)	Bonus or Profit Sharing Contracts.

Not Applicable.

(g)	Custodian Agreements.

Form of Custody Agreement with The Northern Trust Co. is incorporated herein by reference to Pre-effective Amendment No. 2.

(h)	Other Material Contracts.

1.	Form of Administration and Accounting Services Agreement with PFPC Inc. is incorporated herein by reference to Pre-effective Amendment No. 2.

2.	Form of Transfer Agency Services Agreement with PFPC Inc. is incorporated herein by reference to Pre-effective Amendment No. 2.

(i)	Legal Opinion.

Opinion of Kirkpatrick & Lockhart Preston Gates Ellis LLP is filed herewith as Exhibit EX-99.i.

(j)	Other Opinions.

1.	Consent of Independent Registered Public Accounting Firm.

Consent of PricewaterhouseCoopers LLP is filed herewith as Exhibit EX-99 j.

2.	Power of Attorney.

Power of Attorney, dated May 15, 2001 is incorporated herein by reference to Pre-effective Amendment No. 2.

3.	Power of Attorney.

Power of Attorney, dated April 22, 2002 is incorporated herein by reference to PEA No. 1.

4.	Power of Attorney.

Power of Attorney, dated September 16, 2004 is incorporated herein by reference to PEA No. 9.

5.	Power of Attorney.

Power of Attorney, dated February 23, 2006 is incorporated herein by reference to PEA No. 12.

6.	Power of Attorney

Power of Attorney dated February 23, 2007 is filed herewith as Exhibit EX-99.j.1.

(k)	Omitted Financial Statements.

Not Applicable.

(l)	Initial Capital Agreements.

Letter Agreement with GuideStone Financial Resources of the Southern Baptist Convention (formerly, Annuity Board of the Southern Baptist Convention) is incorporated herein by reference to Pre-effective Amendment No. 2.

(m)	Rule 12b-1 Plan.

1.	GS6 Class Shares Distribution Plan Pursuant to Rule 12b-1 is incorporated herein by reference to PEA No. 13.

2.	GS8 Class Shares Distribution Plan Pursuant to Rule 12b-1 is incorporated herein by reference to PEA No. 13.

(n)	Rule 18f-3 Plan.

Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 is incorporated herein by reference to PEA No. 13.

(p)	Codes of Ethics.

1.	Code of Ethics of GuideStone Funds is incorporated herein by reference to PEA No. 12.

2.	Code of Ethics of GuideStone Capital Management is incorporated herein by reference to PEA No. 15.

3.	Code of Ethics of PFPC Distributors, Inc. is incorporated herein by reference to Pre-effective Amendment No. 2.

4.	Code of Ethics of Aronson+Johnson+Ortiz, LP is incorporated herein by reference to PEA No. 15.

5.	Code of Ethics of Barrow, Hanley, Mewhinney & Strauss, Inc. is incorporated herein by reference to PEA No. 15.

6.	Code of Ethics of BlackRock Financial Management is incorporated herein by reference to PEA No. 12.

7.	Code of Ethics of Capital Guardian Trust Company is incorporated herein by reference to PEA No. 15.

8.	Code of Ethics of Mondrian Investment Partners, Limited is incorporated herein by reference to PEA No. 12.

9.	Code of Ethics of RCM Capital Management is incorporated herein by reference to PEA No. 15.

10.	Code of Ethics of Equinox Capital Management, LLC is incorporated herein by reference to PEA No. 11.

11.	Code of Ethics of Genesis Asset Managers LLP is incorporated herein by reference to PEA No. 15.

12.	Code of Ethics of Goldman Sachs Asset Management, L.P. is incorporated herein by reference to PEA No. 12.

13.	Code of Ethics of Loomis, Sayles & Company L.P. is incorporated herein by reference to PEA No. 15.

14.	Code of Ethics of Northern Trust Investments, N.A. is incorporated herein by reference to PEA No. 15.

15..	Code of Ethics of Pacific Investment Management Company LLC is incorporated herein by reference to PEA No. 15.

16.	Code of Ethics of Payden & Rygel is incorporated herein by reference to PEA No. 12.

17.	Code of Ethics of Philadelphia International Advisors, L.P. is incorporated herein by reference to PEA No. 15.

18.	Code of Ethics of Provident Investment Counsel, Inc. is incorporated herein by reference to PEA No. 12.

19.	Code of Ethics of STW Fixed Income Management Ltd. is incorporated herein by reference to PEA No. 11.

20.	Code of Ethics of TCW Investment Management Company is incorporated herein by reference to PEA No. 15.

21.	Code of Ethics of Walter Scott & Partners Limited is incorporated herein by reference to PEA No. 15.

22.	Code of Ethics of Western Asset Management Company is incorporated herein by reference to PEA No. 12.

23.	Code of Ethics of TimesSquare Capital Management is incorporated herein by reference to PEA No. 15.

24.	Code of Ethics of AllianceBernstein L.P. is incorporated herein by reference to PEA No. 15.

25.	Code of Ethics of Marsico Capital Management, LLC is incorporated herein by reference to PEA No. 15.

26.	Code of Ethics of Sands Capital Management, LLC is incorporated herein by reference to PEA No. 11.

27.	Code of Ethics of Lord, Abbett & Co. LLC is incorporated herein by reference to PEA No. 15.

28.	Code of Ethics of Lotsoff Capital Management is incorporated herein by reference to PEA No. 12.

29.	Code of Ethics of RREEF America L.L.C. is incorporated herein by reference to PEA No. 13.

30.	Code of Ethics of The Boston Company Asset Management, LLC is incorporated herein by reference to PEA No. 15.

Item 24.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL OF THE FUND.

As provided for in the Agreement and Declaration of Trust and as disclosed in the prospectus, GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”) formerly, the Annuity Board of the Southern Baptist Convention (will, at all times, directly or indirectly, control the vote of at least 60% of the shares of each series of GuideStone Funds (the “Trust”). The Trust will refuse to accept any investment that would result in a change of such control. GuideStone Financial Resources is also the sole member of and therefore controls GuideStone Capital Management (the “Investment Adviser”) formerly, SBC Financial Services, Inc., a Texas non-profit corporation, which serves as the Investment Adviser to each series of the Trust and GuideStone Financial Services, formerly SBC Trust Services, Inc., a Texas corporation which serves as custodian of certain IRAs invested in series of the Trust. Thus, the Trust, the Investment Adviser and GuideStone Financial Services are under the common control of GuideStone Financial Resources. GuideStone Financial Resources is a Texas non-profit corporation of which the Southern Baptist Convention, a Georgia nonprofit corporation, is the sole member.

Item 25.	INDEMNIFICATION.

A Delaware statutory trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant (“Covered Person”) to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding (“Action”) in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of “willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office” (“Disabling Conduct”), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement; (ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 (“1940 Act”), of the Registrant (“Independent Trustees”), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series (“Series”) of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

Section 12 of the Advisory Agreement between the Investment Adviser and the Registrant provides that the Investment Adviser shall not be liable for any loss due solely to a mistake of investment judgment, but shall be liable for any loss which is incurred by reason of an act or omission of its employee, partner, director or affiliate, if such act or omission involves willful misfeasance, bad faith or gross negligence, or breach of its duties or obligations thereunder, whether express or implied; provided, that this shall not be deemed a limitation or waiver of any obligation or duty that may not by law be limited or waived.

Section 5 of the Advisory Agreement between the Investment Adviser and the Registrant provides that the Investment Adviser shall indemnify the Registrant or any of its trustees, officers, employees or affiliates for all losses, damages, liabilities, costs and expenses (including legal) (“Losses”) incurred by the Registrant by reason of or arising out of any act or omission by the Investment Adviser under the Agreement, or any breach of warranty, representation or agreement thereunder, except to the extent that such Losses arise as a result of the negligence, gross negligence, willful misfeasance or bad faith of the Registrant. Section 5 further provides that the Registrant shall indemnify the Investment Adviser or any of its directors, officers, employees or affiliates for all Losses incurred by the Investment Adviser by reason of or arising out of any act or omission by the Registrant under the Agreement, or any breach of warranty, representation or agreement thereunder, except to the extent that such Losses arise as a result of the negligence, gross negligence, willful misfeasance or bad faith of the Investment Adviser or the Investment Adviser’s breach of fiduciary duty to the Registrant.

Section 8 of the Sub-Advisory Agreements between the Registrant, the Investment Adviser and each Sub-Adviser to one or more Series, provides that the Sub-Adviser shall not be liable for any loss due solely to a mistake of investment judgment, but shall be liable for any loss which is incurred by reason of an act or omission of its employee, partner, director or affiliate, if such act or omission involves willful misfeasance, bad faith or gross negligence, or breach of its duties or obligations thereunder, whether express or implied; provided, that this shall not be deemed a limitation or waiver of any obligation or duty that may not by law be limited or waived.

Section 9 of the Sub-Advisory Agreements between the Registrant, the Investment Adviser and each Sub-Adviser to one or more Series provides that the Registrant and the Investment Adviser shall indemnify the Sub-Adviser or any of its directors, officers, employees or affiliates for all losses, damages, liabilities, costs and expenses (including legal) (“Losses”) incurred by the Sub-Adviser by reason of or arising out of any act or omission by the Registrant and the Investment Adviser under the Agreement, or any breach of warranty, representation or agreement thereunder, except to the extent that such Losses arise as a result of the negligence, gross negligence, willful misfeasance or bad faith of the Sub-Adviser or the Sub-Adviser’s breach of fiduciary duty to the Registrant and the Investment Adviser.

Section 9 also provides that the Sub-Adviser shall indemnify the Registrant and the Investment Adviser or any of their directors, officers, employees or affiliates for all Losses incurred by the Registrant and the Investment Adviser by reason of or arising out of any act or omission by the Sub-Adviser under the Agreement if such act or omission involves the negligence, gross negligence, willful misfeasance, bad faith or breach of fiduciary duty of the Sub-Adviser, or any breach of warranty, representation or agreement thereunder, except to the extent that such Losses arise as a result of the negligence, gross negligence, willful misfeasance or bad faith of the Registrant and the Investment Adviser or the Registrant’s and the Investment Adviser’s breach of fiduciary duty to the Sub-Adviser.

Section 10 of the Distribution Agreement between the Registrant and PFPC Distributors, Inc. (“PFPC Distributors”) provides that the Registrant agrees to indemnify and hold harmless PFPC Distributors and its affiliates from all taxes, charges, expenses, assessments, claims and liabilities arising directly or indirectly from any action or omission to act which PFPC Distributors takes under the Agreement. Neither PFPC Distributors, nor any of its affiliates shall be indemnified against any liability caused by PFPC Distributors’ or its affiliates’ own willful misfeasance, bad faith, negligence, gross negligence or reckless disregard of its duties and obligations under the Agreement.

Section 20 of the Distribution Agreement between the Registrant and PFPC Distributors, Inc. provides that PFPC Distributors shall look only to the assets of a Series for the Registrant’s performance of the Agreement by the Registrant on behalf of such Series, and neither the Trustees nor any of the Registrant’s officers, employees or agents, whether past, present or future, shall be personally liable therefore.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“1933 Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISERS.

1.	GuideStone Capital Management, a Texas non-profit corporation, is a registered investment adviser and offers investment management services to investment companies and other types of investors. Information as to its officers and directors is as follows:

Name and Position with Adviser	Other Company	Position With Other Company

William T. Patterson, Director, Senior Vice President	Wachovia Securities, Inc.	Senior Vice President

Larry A. Standridge, Director	None	N/A

Ollie Allred, Director	Retired Bank Senior Vice President & Executive Officer – Fiduciary Consultant	N/A

Truman Fallaw, Director	Retired Bank Vice President	N/A

Harold Vick, Director	Retired Chairman, Kimley-Horn and Associates	N/A

John R. Jones, President	GuideStone Financial Resources	Executive Vice President/COO

Jeffrey P. Billinger, Vice President & Treasurer	GuideStone Financial Resources	Chief Financial Officer, Treasurer and Executive Officer, Financial & Administrative Services

Rodric E. Cummins, Sr. Vice President & Chief Investment Officer	GuideStone Financial Resources	Executive Officer, Investment Services

Rodney R. Miller, Vice President & Secretary	GuideStone Financial Resources	Executive Officer, General Counsel & Secretary, Legal & Compliance Services

Matt Peden, Vice President & Investment Officer	GuideStone Financial Resources	Portfolio Manager

Patrick Pattison, Financial Officer	GuideStone Financial Resources	Department Head

Patricia A. Weiland, Senior Vice President & Chief Operating Officer	GuideStone Financial Resources	Executive Officer, Financial Solutions and Services

Arthur Merritt, Chief Compliance Officer	GuideStone Financial Resources	Chief Compliance Officer

2.	AllianceBernstein L.P.:

AllianceBernstein LP, a Delaware limited partnership, is a registered investment adviser and offers investment management services to investment companies and other types of investors. Information as to its officers and directors is as follows:

Name and Position with Adviser	Other Company	Position With Other Company

Alliance Capital Management Corp. (ACMC), General Partner

Alliance Capital Management Holding L.P., Limited Partner

AXA Equitable Life Insurance Company (“AELIC”)

AXA Financial, Inc. (“AXF”)

AXA

Lewis A. Sanders, Chairman of the Board and Chief Executive Officer

Dominique Carrel-Billiard Director, Director	AXA	Senior Vice President

Henri de Castries Director	AXA	Chairman, Management Board of AXA

	AELIC	Director

	AXF	Chairman of the Board

Christopher M. Condron Director	AXA Financial	Director, President and Chief Executive Officer

	AELIC	Chairman and Chief Executive Officer

	AXA	Member of Management Board

Denis Duverne Director	AXA	Chief Financial Officer

	AELIC	Director

Roger Hertog Director and Vice Chairman

Weston M. Hicks Director	Alleghany Corporation	President and Chief Executive Officer

W. Edwin Jarmain Director	Jarmain Group Inc.	President

Gerald M. Lieberman Director, President and Chief Operating Officer

Nicolas Moreau Director	AXA Investment Managers	Chief Executive Officer

Lorie Slutsky Director	The New York Community Trust	President and Chief Executive Officer

A. W. (Pete) Smith, Jr., Director	Smith Consulting	President

Peter J. Tobin Director	AXF	Director

Stanley B. Tulin Director	AXF	Vice Chairman & Chief Financial Officer

	AELIC	Vice Chairman & Chief Financial Officer

Lawrence H. Cohen Executive Vice President and Chief Technology Officer

Laurence E. Cranch Executive Vice President and General Counsel

Sharon E. Fay Executive Vice President	Global Value Equities	Chief Investment Officer

Marilyn G. Fedak Executive Vice President	U.S. Value Equities	Co-Chief Investment Officer

Mark R. Gordon Executive Vice President	Global Quantitative Research	Director

	Global Diversified Funds	Chief Investment Officer

Thomas S. Hexner Executive Vice President	Bernstein Investment Research and Management	President

Seth J. Masters Executive Vice President		Chief Investment Officer, Style Blend and Core Equity

Marc O. Mayer Executive Vice President	AllianceBernstein Investment Research and Management	Executive Managing Director

Douglas J. Peeles Executive Vice President	AllianceBernstein Fixed Income	Co-Chief Investment Officer

Jeffrey S. Phlegar Executive Vice President	AllianceBernstein Fixed Income	Co-Chief Investment Officer

James G. Reilly Executive Vice President		Portfolio Manager in Large Cap Growth Equity

Paul C. Rissman Executive Vice President		Director of Research, Global Growth

Lisa Shalett Executive Vice President	Sanford C. Bernstein & Co., LLC	Chairman and Chief Executive Officer

David Steyn Executive Vice President	AllianceBernstein Institutional Investment

Christopher M. Toub Executive Vice President		Head of Global/International Growth Equities

3.	Aronson+Johnson+Ortiz, LP:

The sole business activity of Aronson+Johnson+Ortiz, LP, 230 South Broad Street, Twentieth Floor, Philadelphia, PA, 19102 (“AJO”) is to serve as an investment adviser. AJO is registered with the SEC under the Investment Adviser’s Act of 1940. The Directors and Officers of AJO have not held any positions with other companies during the last two fiscal years.

4.	Barrow, Hanley, Mewhinney & Strauss, Inc.:

The sole business activity of Barrow, Hanley, Mewhinney & Strauss, Inc., 3232 McKinney Avenue, 15th Floor, Dallas, Texas 75204 (“BHMS”) is to serve as an investment adviser. BHMS is registered under the Investment Adviser’s Act of 1940. Information as to the trustees and officers of BHMS is as follows:

Name and Position with the Adviser	Other Company	Position With Other Company
Scott Francis Powers, Director	Old Mutual (US) Holdings, Inc.	Chief Executive Officer and Director of BHMS

5.	BlackRock Financial Management

BlackRock Financial Management (“BFM”) principal business address is 40 East 52nd Street, New York, NY 10022. BFM is registered under the Investment Advisers Act of 1940 and serves as an investment adviser for registered investment companies. Information as to the directors and officers of BFM is as follows:

Name and Position with BFM	Other Company	Position With Other Company

Steven Buller, Chief Financial Officer and Managing Director	BlackRock, Inc., New York, NY	Chief Financial Officer and Managing Director

	BlackRock Advisors, LLC, Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock Advisors Holdings, Inc., New York, NY	Chief Financial Officer and Managing Director

	BlackRock Capital Management, Inc., Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock Finco UK, Ltd., London, England	Director

	BlackRock Funding, Inc. Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock Funding International, Ltd., Cayman Islands	Chief Financial Officer and Managing Director

	BlackRock Institutional Management Corporation Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock International Holdings, Inc., New York, NY	Chief Financial Officer and Managing Director

	BlackRock International, Ltd, Edinburgh, Scotland	Chief Financial Officer and Managing Director

	BlackRock Investment Management, LLC, Plainsboro, NJ	Chief Financial Officer and Managing Director

	BlackRock Portfolio Holdings, Inc. Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock Portfolio Investments, LLC Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock US Newco, Inc., Wilmington, DE	Chief Financial Officer and Managing Director

	State Street Research and Management Company, Boston, MA	Chief Financial Officer and Managing Director

	SSRM Holdings, Inc., Boston, MA	Chief Financial Officer and Managing Director

Robert P. Connolly, General Counsel, Managing Director and Secretary	BlackRock, Inc., New York, NY	General Counsel, Managing Director and Secretary

	BlackRock Advisors, LLC, Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock Advisors Holdings, Inc., New York, NY	General Counsel, Managing Director and Secretary

	BlackRock Capital Management, Inc., Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock Funding, Inc. Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock Funding International, Ltd., Cayman Islands	General Counsel, Managing Director and Secretary

	BlackRock Institutional Management Corporation Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock International Holdings, Inc., New York, NY	General Counsel, Managing Director and Secretary

	BlackRock International, Ltd, Edinburgh, Scotland	General Counsel, Managing Director and Secretary

	BlackRock Investments, Inc., New York, NY	General Counsel, Managing Director and Secretary

	BlackRock Investment Management, LLC, Plainsboro, NJ	General Counsel, Managing Director and Secretary

	BlackRock Portfolio Holdings, Inc. Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock Portfolio Investments, LLC Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock US Newco, Inc., Wilmington, DE	General Counsel, Managing Director and Secretary

	State Street Research and Management Company, Boston, MA	General Counsel, Managing Director and Secretary

	SSRM Holdings, Inc., Boston, MA	General Counsel, Managing Director and Secretary

Laurence D. Fink, Chairman, Chief Executive Officer and Director	BlackRock, Inc., New York, NY	Chairman, Chief Executive Officer and Director

	BlackRock Advisors, LLC, Wilmington, DE	Chairman and Chief Executive Officer

	BlackRock Advisors Holdings, Inc., New York, NY	Chairman, Chief Executive Officer and Director

	BlackRock Capital Management, Inc, Wilmington, DE	Chairman and Chief Executive Officer

	BlackRock Funding, Inc., Wilmington, DE	Chairman and Chief Executive Officer

	BlackRock Funding International, Ltd., Cayman Islands	Chairman, Chief Executive Officer and Director

	BlackRock Funds, Wilmington, DE	Trustee

	BlackRock Institutional Management Corporation, Wilmington, DE	Chairman and Chief Executive Officer

	BlackRock International Holdings, Inc. New York, NY	Chairman and Chief Executive Officer

	BlackRock International, Ltd, Edinburgh, Scotland	Chief Executive Officer and Director

	BlackRock Investments, Inc., New York, NY	Chairman, Chief Executive Officer and Director

	BlackRock Investment Management, LLC, Plainsboro, NJ	Chairman and Chief Executive Officer

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Chief Executive Officer

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Chief Executive Officer

	BlackRock US Newco, Inc., Wilmington, DE	Chairman and Chief Executive Officer

	State Street Management & Research Company, Boston, MA	Chairman, Chief Executive Officer and Director

	State Street Research Investment Services, Inc., Boston, MA	Director

	SSRM Holdings, Inc., Boston, MA	Chairman, Chief Executive Officer and Director

Robert S. Kapito, Vice Chairman and Director	BlackRock, Inc., New York, NY	Vice Chairman and Director

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman and Director

BlackRock Closed-End Funds, Wilmington, DE	President and Trustee

BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman and Director

BlackRock Funding, Inc., Wilmington, DE	Vice Chairman and Director

BlackRock Funding International, Ltd., Cayman Islands	Vice Chairman and Director

BlackRock Institutional Management Corporation, Wilmington, DE	Vice Chairman and Director

BlackRock International Holdings, Inc. New York, NY	Vice Chairman and Director

BlackRock International, Ltd, Edinburgh, Scotland	Vice Chairman and Director

BlackRock Investments, Inc., New York, NY	Director

BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman and Director

BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman

BlackRock Realty Advisors, Inc., Florham Park, NJ	Director

BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman

State Street Management & Research Company, Boston, MA	Vice Chairman and Director

State Street Research Investment Services, Inc., Boston, MA	Director

SSRM Holdings, Inc., Boston, MA	Vice Chairman and Director

Ralph L. Schlosstein, President and Director	BlackRock, Inc., New York, NY	President and Director

	Anthracite Capital, Inc. New York, NY	Director

	BlackRock Advisors, LLC Wilmington, DE	President and Director

	BlackRock Advisors Holdings, Inc., New York, NY	President and Director

	BlackRock Closed-End Funds, Wilmington, DE	Chairman and Trustee

	BlackRock Liquidity Funds, Wilmington, DE	Chairman and President

	BlackRock Capital Management, Inc., Wilmington, DE	President and Director

	BlackRock Funding, Inc., Wilmington, DE	President and Director

	BlackRock Funding International, Ltd., Cayman Islands	President and Director

	BlackRock Institutional Management Corporation, Wilmington, DE	President and Director

	BlackRock International Holdings, Inc., New York, NY	President and Director

	BlackRock International, Ltd, Edinburgh, Scotland	President and Director

	BlackRock Investments, Inc., New York, NY	Director

	BlackRock Investment Management, LLC, Plainsboro, NJ	President

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	President and Director

	BlackRock Portfolio Investments, LLC, Wilmington, DE	President

	BlackRock Realty Advisors, Inc., Florham Park, NJ	Chairman and Director

	BlackRock US Newco, Inc. New York, NY	President

	State Street Management & Research Company, Boston, MA	President and Director

	State Street Research Investment Services, Inc., Boston, MA	Director

	SSRM Holdings, Inc., Boston, MA	President and Director

Charles Hallac, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman

	BlackRock Co., Ltd., Tokyo, Japan	Director

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding International, Ltd., Cayman Islands	Vice Chairman

	BlackRock Institutional Management Corporation, Wilmington, DE	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock International, Ltd., Edinburgh, Scotland	Vice Chairman

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman

	BlackRock US Newco, Inc. New York, NY	Vice Chairman

	State Street Management & Research Company, Boston, MA	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	Vice Chairman

Barbara Novick, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding International, Ltd., Cayman Islands	Vice Chairman

	BlackRock Institutional Management Corporation, Wilmington, DE	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock International, Ltd., Edinburgh, Scotland	Vice Chairman

	BlackRock Investments, Inc., New York, NY	Vice Chairman

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman

	BlackRock US Newco, Inc. New York, NY	Vice Chairman

	State Street Management & Research Company, Boston, MA	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	Vice Chairman

Keith Anderson, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding International, Ltd., Cayman Islands	Vice Chairman

	BlackRock Institutional Management Corporation, Wilmington, DE	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock International, Ltd., Edinburgh, Scotland	Vice Chairman

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman

	BlackRock US Newco, Inc. New York, NY	Vice Chairman

	State Street Management & Research Company, Boston, MA	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	Vice Chairman

Susan Wagner, Vice Chairman and Chief Operating Officer	BlackRock, Inc., New York, NY	Vice Chairman and Chief Operating Officer

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman and Chief Operating Officer

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock Finco UK, Ltd., London, England	Director

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock Funding International, Ltd.,	Vice Chairman and Chief Operating Officer

	BlackRock Institutional Management Corporation Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman and Chief Operating Officer

	BlackRock International, Ltd, Edinburgh, Scotland	Vice Chairman and Chief Operating Officer

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman and Chief Operating Officer

	BlackRock Portfolio Holdings, Inc. Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock Portfolio Investments, LLC Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman and Chief Operating Officer

	State Street Research and Management Company, Boston, MA	Vice Chairman and Chief Operating Officer

	SSRM Holdings, Inc., Boston, MA	Vice Chairman and Chief Operating Officer

Robert Doll, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding International, Ltd., Cayman Islands	Vice Chairman

	BlackRock Funds (formerly Merrill Lynch Funds) Plainsboro, NJ	Chairman and President

	BlackRock Institutional Management Corporation, Wilmington, DE	Vice Chairman

	BlackRock International Holdings, Inc. New York, NY	Vice Chairman

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman

	BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman

Robert Fairbairn, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Asset Management U.K. Limited, London, England	Chief Executive Officer, Chairman and Director

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding International, Ltd., Cayman Islands	Vice Chairman

	BlackRock Institutional Management Corporation, Wilmington, DE	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Investment Management (Australia) Limited, Victoria, Australia	Director

	BlackRock Investment Management International Limited, London, England	Chairman and Director

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

BlackRock Investment Management (UK) Limited, London, England	Vice Chairman

BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman

BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman

BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman

6.	BlackRock Institutional Management Corporation’s (“BIMC”) principal business address is 100 Bellevue Parkway, Wilmington, DE 19809. BIMC is registered under the Investment Advisers Act of 1940 and serves as an investment adviser for registered investment companies. Information as to the directors and officers of BIMC is as follows:

Name and Position with BIMC	Other Company	Position with Other Company

Steven Buller, Chief Financial Officer and Managing Director	BlackRock, Inc., New York, NY	Chief Financial Officer and Managing Director

	BlackRock Advisors, LLC, Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock Advisors Holdings, Inc., New York, NY	Chief Financial Officer and Managing Director

	BlackRock Capital Management, Inc., Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock Finco UK, Ltd., London, England	Director

	BlackRock Funding, Inc. Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock Funding International, Ltd., Cayman Islands	Chief Financial Officer and Managing Director

	BlackRock Financial Management, Inc., New York, NY	Chief Financial Officer and Managing Director

	BlackRock International Holdings, Inc., New York, NY	Chief Financial Officer and Managing Director

	BlackRock International, Ltd, Edinburgh, Scotland	Chief Financial Officer and Managing Director

	BlackRock Investment Management, LLC, Plainsboro, NJ	Chief Financial Officer and Managing Director

	BlackRock Portfolio Holdings, Inc. Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock Portfolio Investments, LLC Wilmington, DE	Chief Financial Officer and Managing Director

	BlackRock US Newco, Inc., Wilmington, DE	Chief Financial Officer and Managing Director

	State Street Research and Management Company, Boston, MA	Chief Financial Officer and Managing Director

	SSRM Holdings, Inc., Boston, MA	Chief Financial Officer and Managing Director

Robert P. Connolly, General Counsel, Managing Director and Secretary	BlackRock, Inc., New York, NY	General Counsel, Managing Director and Secretary

	BlackRock Advisors, LLC, Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock Advisors Holdings, Inc., New York, NY	General Counsel, Managing Director and Secretary

	BlackRock Capital Management, Inc., Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock Funding, Inc. Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock Funding International, Ltd., Cayman Islands	General Counsel, Managing Director and Secretary

	BlackRock Financial Management, Inc., New York, NY	General Counsel, Managing Director and Secretary

	BlackRock International Holdings, Inc., New York, NY	General Counsel, Managing Director and Secretary

	BlackRock International, Ltd, Edinburgh, Scotland	General Counsel, Managing Director and Secretary

	BlackRock Investments, Inc., New York, NY	General Counsel, Managing Director and Secretary

	BlackRock Investment Management, LLC, Plainsboro, NJ	General Counsel, Managing Director and Secretary

	BlackRock Portfolio Holdings, Inc. Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock Portfolio Investments, LLC Wilmington, DE	General Counsel, Managing Director and Secretary

	BlackRock US Newco, Inc., Wilmington, DE	General Counsel, Managing Director and Secretary

	State Street Research and Management Company, Boston, MA	General Counsel, Managing Director and Secretary

	SSRM Holdings, Inc., Boston, MA	General Counsel, Managing Director and Secretary

Laurence D. Fink, Chairman, Chief Executive Officer and Director	BlackRock, Inc., New York, NY	Chairman, Chief Executive Officer and Director

	BlackRock Advisors, LLC, Wilmington, DE	Chairman and Chief Executive Officer

	BlackRock Advisors Holdings, Inc., New York, NY	Chairman, Chief Executive Officer and Director

	BlackRock Capital Management, Inc, Wilmington, DE	Chairman and Chief Executive Officer

	BlackRock Funding, Inc., Wilmington, DE	Chairman and Chief Executive Officer

	BlackRock Funding International, Ltd., Cayman Islands	Chairman, Chief Executive Officer and Director

	BlackRock Funds, Wilmington, DE	Trustee

	BlackRock Financial Management, Inc., New York, NY	Chairman and Chief Executive Officer

	BlackRock International Holdings, Inc. New York, NY	Chairman and Chief Executive Officer

	BlackRock International, Ltd, Edinburgh, Scotland	Chief Executive Officer and Director

	BlackRock Investments, Inc., New York, NY	Chairman, Chief Executive Officer and Director

	BlackRock Investment Management, LLC, Plainsboro, NJ	Chairman and Chief Executive Officer

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Chief Executive Officer

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Chief Executive Officer

	BlackRock US Newco, Inc., Wilmington, DE	Chairman and Chief Executive Officer

	State Street Management & Research Company, Boston, MA	Chairman, Chief Executive Officer and Director

	State Street Research Investment Services, Inc., Boston, MA	Director

	SSRM Holdings, Inc., Boston, MA	Chairman, Chief Executive Officer and Director

Robert S. Kapito, Vice Chairman and Director	BlackRock, Inc., New York, NY	Vice Chairman and Director

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman and Director

	BlackRock Closed-End Funds, Wilmington, DE	President and Trustee

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman and Director

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman and Director

	BlackRock Funding International, Ltd., Cayman Islands	Vice Chairman and Director

	BlackRock Financial Management, Inc., New York, NY	Vice Chairman and Director

	BlackRock International Holdings, Inc. New York, NY	Vice Chairman and Director

	BlackRock International, Ltd, Edinburgh, Scotland	Vice Chairman and Director

	BlackRock Investments, Inc., New York, NY	Director

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman and Director

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman

	BlackRock Realty Advisors, Inc., Florham Park, NJ	Director

	BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman

	State Street Management & Research Company, Boston, MA	Vice Chairman and Director

	State Street Research Investment Services, Inc., Boston, MA	Director

	SSRM Holdings, Inc., Boston, MA	Vice Chairman and Director

Ralph L. Schlosstein, President and Director	BlackRock, Inc., New York, NY	President and Director

	Anthracite Capital, Inc. New York, NY	Director

	BlackRock Advisors, LLC Wilmington, DE	President and Director

	BlackRock Advisors Holdings, Inc., New York, NY	President and Director

	BlackRock Closed-End Funds, Wilmington, DE	Chairman and Trustee

	BlackRock Liquidity Funds, Wilmington, DE	Chairman and President

BlackRock Capital Management, Inc., Wilmington, DE	President and Director

BlackRock Funding, Inc., Wilmington, DE	President and Director

BlackRock Funding International, Ltd., Cayman Islands	President and Director

BlackRock Financial Management, Inc., New York, NY	President and Director

BlackRock International Holdings, Inc., New York, NY	President and Director

BlackRock International, Ltd, Edinburgh, Scotland	President and Director

BlackRock Investments, Inc., New York, NY	Director

BlackRock Investment Management, LLC, Plainsboro, NJ	President

BlackRock Portfolio Holdings, Inc., Wilmington, DE	President and Director

BlackRock Portfolio Investments, LLC, Wilmington, DE	President

BlackRock Realty Advisors, Inc., Florham Park, NJ	Chairman and Director

BlackRock US Newco, Inc. New York, NY	President

State Street Management & Research Company, Boston, MA	President and Director

State Street Research Investment Services, Inc., Boston, MA	Director

SSRM Holdings, Inc., Boston, MA	President and Director

Charles Hallac, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman

	BlackRock Co., Ltd., Tokyo, Japan	Director

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding International, Ltd., Cayman Islands	Vice Chairman

	BlackRock Financial Management, Inc., New York, NY	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock International, Ltd., Edinburgh, Scotland	Vice Chairman

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman

	BlackRock US Newco, Inc. New York, NY	Vice Chairman

	State Street Management & Research Company, Boston, MA	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	Vice Chairman

Barbara Novick, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding International, Ltd., Cayman Islands	Vice Chairman

	BlackRock Financial Management, Inc., New York, NY	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock International, Ltd., Edinburgh, Scotland	Vice Chairman

	BlackRock Investments, Inc., New York, NY	Vice Chairman

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman

	BlackRock US Newco, Inc. New York, NY	Vice Chairman

	State Street Management & Research Company, Boston, MA	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	Vice Chairman

Keith Anderson, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding International, Ltd., Cayman Islands	Vice Chairman

	BlackRock Financial Management, Inc., New York, NY	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman

	BlackRock International, Ltd., Edinburgh, Scotland	Vice Chairman

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman

	BlackRock US Newco, Inc. New York, NY	Vice Chairman

	State Street Management & Research Company, Boston, MA	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	Vice Chairman

Susan Wagner, Vice Chairman and Chief Operating Officer	BlackRock, Inc., New York, NY	Vice Chairman and Chief Operating Officer

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman and Chief Operating Officer

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock Finco UK, Ltd., London, England	Director

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock Funding International, Ltd.,	Vice Chairman and Chief Operating Officer

	BlackRock Financial Management, Inc., New York, NY	Vice Chairman and Chief Operating Officer

	BlackRock International Holdings, Inc., New York, NY	Vice Chairman and Chief Operating Officer

	BlackRock International, Ltd, Edinburgh, Scotland	Vice Chairman and Chief Operating Officer

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman and Chief Operating Officer

	BlackRock Portfolio Holdings, Inc. Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock Portfolio Investments, LLC Wilmington, DE	Vice Chairman and Chief Operating Officer

	BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman and Chief Operating Officer

	State Street Research and Management Company, Boston, MA	Vice Chairman and Chief Operating Officer

	SSRM Holdings, Inc., Boston, MA	Vice Chairman and Chief Operating Officer

Robert Doll, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

	BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

	BlackRock Funding International, Ltd., Cayman Islands	Vice Chairman

	BlackRock Funds (formerly Merrill Lynch Funds) Plainsboro, NJ	Chairman and President

	BlackRock Financial Management, Inc., New York, NY	Vice Chairman

	BlackRock International Holdings, Inc. New York, NY	Vice Chairman

	BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman

	BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman

	BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman

Robert Fairbairn, Vice Chairman	BlackRock, Inc., New York, NY	Vice Chairman

BlackRock Advisors, LLC, Wilmington, DE	Vice Chairman

BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman

BlackRock Asset Management U.K. Limited, London, England	Chief Executive Officer, Chairman and Director

BlackRock Capital Management, Inc., Wilmington, DE	Vice Chairman

BlackRock Funding, Inc., Wilmington, DE	Vice Chairman

BlackRock Funding International, Ltd., Cayman Islands	Vice Chairman

BlackRock Financial Management, Inc., New York, NY	Vice Chairman

BlackRock International Holdings, Inc., New York, NY	Vice Chairman

BlackRock Investment Management (Australia) Limited, Victoria, Australia	Director

BlackRock Investment Management International Limited, London, England	Chairman and Director

BlackRock Investment Management, LLC, Plainsboro, NJ	Vice Chairman

BlackRock Investment Management (UK) Limited, London, England	Vice Chairman

BlackRock Portfolio Holdings, Inc., Wilmington, DE	Vice Chairman

BlackRock Portfolio Investments, LLC, Wilmington, DE	Vice Chairman

BlackRock US Newco, Inc., Wilmington, DE	Vice Chairman

7.	Capital Guardian Trust Company:

The sole business activity of Capital Guardian Trust Company (“CGTC”), 333 S. Hope St., 55th Floor, Los Angeles, California 90071-1447 is to serve as an investment adviser. CGTC is registered under the Investment Adviser’s Act of 1940. In addition, officers of CGTC are not engaged in any substantial business profession, vocation or employment of a substantial nature for his or her own account other than with respect to CGTC and its affiliates.

8.	Mondrian Investment Partners Ltd.:

The sole business activity of Mondrian Investment Partners Ltd. (“Mondrian”), 10 Gresham, London, United Kingdom, EC2V JD is to serve as an investment adviser. Mondrian is registered under the Investment Adviser’s Act of 1940. Information as to the directors and officers of Mondrian is as follows:

Name and Position with Adviser	Other Company**	Position With Other Company

Elizabeth A. Desmond, Director/Senior Portfolio Manager/Regional Research Director	Atlantic Value General Partner Limited	Director

	Atlantic Value Investment Fund GP Ltd.	Director

	Mondrian Holdings Ltd.	Director

	MIP Holdings Ltd.	Director

	MIP Group Ltd.	Director

John Emberson, Director/Chief Operating Officer/Finance Director	Atlantic Value General Partner Limited	Director

	Atlantic Value Investment Fund GP Ltd.	Director

	Mondrian Holdings Ltd.	Director

	MIP Holdings Ltd.	Director

	MIP Group Ltd.	Director/Chief Operating Officer/Chief Financial Officer

	Mondrian Investment Partners (U.S.), Inc.	Chief Operating Officer/Chief Financial Officer

Clive A. Gillmore, Director and Senior Portfolio Manager/Deputy Managing Director	Atlantic Value General Partner Limited	Director

	Atlantic Value Investment Fund GP Ltd.	Director

	Mondrian Holdings Ltd.	Director

	MIP Holdings Ltd.	Director

	Mondrian Investment Partners (U.S.), Inc.	Director/Non-Executive Chairman of the Board

John Kirk, Senior Portfolio Manager	Atlantic Value General Partner Limited	Director

	Atlantic Value Investment Fund GP Ltd.	Director

	Mondrian Holdings Ltd.	Director

	MIP Holdings Ltd.	Director

	MIP Group Ltd.	Director

Nigel G. May, Senior Portfolio Manager/Regional Research Director	Atlantic Value General Partner Limited	Director

	Atlantic Value Investment Fund GP Ltd.	Director

	Mondrian Holdings Ltd.	Director

	MIP Holdings Ltd.	Director

	MIP Group Ltd.	Director

Christopher A. Moth, Chief Investment Officer Global Fixed Income & Currency/Director	Atlantic Value General Partner Limited	Director

	Atlantic Value Investment Fund GP Ltd.	Director

	Mondrian Holdings Ltd.	Director

	MIP Holdings Ltd.	Director

	MIP Group Ltd.	Director

Hamish O. Parker, Director/Senior Portfolio Manager	Atlantic Value General Partner Limited	Director

	Atlantic Value Investment Fund GP Ltd.	Director/Chairman of the Board

	Mondrian Holdings Ltd.	Director

	MIP Holdings Ltd.	Director

	MIP Group Ltd.	Director

David G. Tilles, Managing Director/Chief Investment Officer	Atlantic Value General Partner Limited	Director

	Atlantic Value Investment Fund GP Ltd.	Director

	Mondrian Holdings Ltd.	Director

	MIP Holdings Ltd.	Director

	MIP Group Ltd.	Director/Chief Executive Officer

	Mondrian International Holdings Limited	Executive Vice President

**	All of these companies are group related affiliates of Mondrian Investment Partners Limited.

9.	Equinox Capital Management, LLC:

The sole business activity of Equinox Capital Management, LLC (“Equinox”), 590 Madison Ave., 8th Floor, New York, New York 10022 is to serve as an investment adviser. Equinox is registered under the Investment Adviser’s Act of 1940. The Directors and Officers of Equinox have not held any positions with other companies during the last two fiscal years.

10.	Genesis Asset Managers, LLP:

The sole business activity of Genesis Asset Managers LLP (“Genesis”), Barclays Court, Les Echelons, St. Peter Port, Guernsey, Channel Islands is to serve as an investment adviser. Genesis is registered under the Investment Adviser’s Act of 1940. The list below contains the current directorships and positions held.

Name and Position with Adviser	Other Company	Position With Other Company

Mel Carvill – Member of the Guernsey Operating Board	Generali Worldwide Insurance Company Ltd	Director

	Generali Portfolio Managers (UK) Ltd	Director

	BSI Generali Bank (CI) Ltd	Director

	Catholica National Mutual Ltd	Director

	MND Ltd	Director

	Generali USA Life Reassurance Company Inc	Director

	GLL real Estate Partners GmbH	Director

	Generali Investment Management (Ireland) Ltd	Director

	Tenax Capital Ltd	Director

Genirland Ltd

	Tapestry Investment Company PCC Ltd	Director

	Generali Investments SpA	Director

J. Christopher Wilcockson – Member of the Guernsey Operating Board	Genesis Pacific Management Limited	Director

	Genesis Taihei Investments Limited	Director

	HSBC Securities Services (Luxembourg) S.A. (formerly Bank of Bermuda (Luxembourg) S.A.)	Director

	HSBC Securities Services (Guernsey) Limited (formerly Management International (Guernsey) Limited)	Director

	Baltic Republics Fund Limited	Director

	SR Global Fund Inc	Director

	SR Global (Mauritius) Limited	Director

	SR Investment (L) Limited	Director

	SR Global (General Partner) Limited	Director

	SR Services Limited	Director

John Hallam – Member of the Guernsey Operating Board	Barclays Insurance Guernsey PCC Ltd	Director

	Baring Coller Secondaries Fund Ltd	Director

	Baring Coller Secondaries Fund Ltd II	Director

	Bracken Partners Investments Channel Islands Ltd	Director

	Calabash House Ltd	Director

	Cazenove Absolute Equity Ltd	Director

	Ciel Bleu Ltd	Director

Ciel Clair Ltd	Director

Ciel Gris Ltd	Director

Ciel Nuageux Ltd	Director

Ciel Orageux Ltd	Director

Ciel Voile Ltd	Director

Cognetas European Fund (GP) Ltd	Director

Cognetas European Fund II (GP) Ltd	Director

Danube Property Investments Ltd	Director

Develica Deutschland Ltd	Director

Dexion Absolute Ltd	Director

EFG Private Bank (Channel Islands) Ltd	Director

Emperor Marine Ltd	Director

Genesis Administration Ltd	Director

Genesis Asset Managers Ltd	Director

Genesis Emerging Markets Investment Co SICAV	Director

Genesis Emerging Markets Opportunities Fund Ltd	Director

Genesis Emerging Markets Opportunities Fund Ltd II	Director

Genesis Investments Ltd	Director

Genesis Pacific Management Ltd	Director

Genesis Smaller Companies SICAV	Director

Genesis Taihei Investments Ltd	Director

Genesis Taihei Investments LLC	Director

HSBC Infrastructure Co Ltd	Director

Harlequin Insurance PCC Ltd	Director

Investec Premier Funds PCC Ltd	Director

Les Echelons 1 Ltd	Director

Les Echelons II Ltd	Director

Les Grandes Moulins Ltd	Director

M&G Recovery Investment Co Ltd	Director

Mannequin Insurance PCC Ltd	Director

New Star RBCHedge 250 Index Exchange Traded Securities PCC Ltd	Director

	Partners Group Alternative Strategies PCC Ltd	Director

	Partners Group Global Opportunities Ltd	Director

	Partners Group Prime Yield sarl	Director

	Polygon Insurance PCC Ltd	Director

	Prodesse Investment Ltd	Director

	Septup Ltd	Director

	Sienna Investment Co Ltd	Director

	Sienna Investment Co 2 Ltd	Director

	Sienna Investment Co 3 Ltd	Director

	Standard Life Investments Property Income Trust Ltd	Director

	Standard Life Investments Property Holdings Ltd	Director

	Tapestry Investment Co PCC Ltd	Director

	Weightman Vizards Insurance Ltd	Director

Steve Birkett – Member of the Guernsey Operating Board	Genesis Emerging Markets Opportunities Fund Ltd	Director

	Genesis Asset Managers, LLP	Director

	Firecrest Limited - private Investment Company	Director

	Genesis Emerging Markets Opportunities Fund Ltd II	Director

Peter G. Radford – Member of Guernsey Operating Board	2mi Financial Services Ltd	Director

	Abroad Spectrum PCC Ltd	Director

	Arbres Investments Ltd	Director

	Arch Cru Private Equity IC Ltd	Director

	Arch Cru Private Finance IC Ltd	Director

	Arch Cru Sustainable Opportunities IC Ltd	Director

	Arch Finance Opportunities Ltd	Director

	Arch Guernsey ICC Ltd	Director

	Arch Parallel Private Equity IC Ltd	Director

	Arch Private Finance IC Ltd	Director

	Arch Sustainable Opportunities IC Ltd	Director

	AIM Realisation Fund Ltd	Director

Appleton Capital Protected Fund PCC Ltd	Director

Astor Investment Holdings Ltd	Director

Bentley Investments Ltd	Director

Berlinetta Resources Inc	Director

Blackhill Services Ltd	Director

Bordeaux European Managers Ltd	Director

Bordeaux International Ltd	Director

Bordeaux Services (Guernsey) Ltd	Director

Brenton Resources Ltd	Director

Burghley Ltd	Director

Burnbeck Holding SA	Director

Carinella Holdings Limited	Director

Clarion Delta Fund Ltd	Director

Curlew Holdings Ltd	Director

Diamond Capital Management	Director

Ecuadorean Holdings Ltd	Director

Elsingham Investments ltd	Director

Emerging Markets Value Realisation Ltd	Director

EV Capital Partners Ltd	Director

Formula Films Distribution ltd	Director

Forward Sport Fund	Director

Gambol Capital Ltd	Director

Genemar ltd	Director

Genesis Administration ltd	Director

Genesis Condor Fund Ltd	Director

Genesis General Partner Ltd	Director

Genesis Investments Ltd	Director

Genesis Pacific Management Ltd	Director

Genesis Taihei Investments Ltd	Director

Gleneagle ltd	Director

Global Convertible Opportunities Fund	Director

Helene Ltd	Director

IMR Ltd

KCI Managers Ltd	Director

Killarney Holdings Ltd	Director

Krypton Commodity Investment Fund Ltd	Director

Lemongrass Property Ltd	Director

Les Echelons I Ltd	Director

Les Echelons II Ltd	Director

Lindenleaf ltd	Director

Madrid Holdings	Director

MitonOptimal Group Ltd	Director

MitonOptimal Guernsey Ltd	Director

Montenegro Investments Ltd	Director

Mulliford Ltd	Director

NIF Fund Holdings PCC Ltd	Director

Nkosi Investments Ltd	Director

O’Cocoon International Ltd	Director

O Twelve Barking Ltd	Director

O Twelve Baytree Ltd	Director

O Twelve Beckton Ltd	Director

O Twelve Dagenham Ltd	Director

O Twelve Estates Ltd	Director

O Twelve Gascoigne (1) Ltd	Director

O Twelve Gascoigne (2) Ltd	Director

O Twelve George Yard Ltd	Director

	O Twelve Grove Farm Ltd	Director

	O Twelve Ingrave ltd	Director

	O Twelve NBS Ltd	Director

	O Twelve Pedham Ltd	Director

	O Twelve Queensgate Ltd	Director

	O Twelve Redwing Ltd	Director

	O Twelve Salway Ltd	Director

	O Twelve Stonehill Ltd	Director

	O Twelve Weston (1) Ltd	Director

	O Twelve Weston (2) Ltd	Director

	Oakbridge Corporation	Director

	Ochre Investments Ltd	Director

	Optimal Overlay Fund Ltd	Director

	Optimist Films Distribution Ltd	Director

	Oxeye Growth Fund Ltd	Director

	Pallhuber Fine Wines Ltd	Director

	Palm Tree Distribution Ltd	Director

	Palm Tree Holdings (No.2) Ltd	Director

	Pimlico Invest Ltd	Director

	PSG Fund Management (C.I) Ltd	Director

	PSG Investment Services (C.I) Ltd	Director

	Rand Nominees Ltd	Director

	Ravenfield Holdings Ltd	Director

	RESS I (GP) Ltd	Director

	RESS II (GP) Ltd	Director

	RESS GP I Ltd	Director

	RESS GP I Ltd	Director

	Rushmire Ltd	Director

	SFI Holdings (BVI) Ltd	Director

	SG Europe Ltd	Director

	SG Overseas Ltd	Director

	SG Sealing Ltd	Director

	Solar House Ltd	Director

	SP Investments Ltd	Director

	Special Situations Realty Partners Feeder Ltd	Director

	Special Situations Realty Partners (MLP) Ltd	Director

	Special Situations Venture Partners II Managers (MLP) Ltd	Director

	Special Situations Venture Partners II (GP) Ltd	Director

	Stuart Investments Holdings Ltd	Director

	The Care Villages PCC Ltd	Director

	The Gilpin Fund Ltd	Director

	The Global Mutual Fund PCC Ltd	Director

	Turtel Investment Fund Ltd	Director

	Verity Holdings Ltd	Director

	Verity Life Ltd	Director

	Warwick Asset Management Ltd	Director

	Westmount Investment Holdings Ltd	Director

	WT Partnership Europe Ltd	Director

Jeremy D. Paulson-Ellis – Chairman and Member of Guernsey Operating Board	Genesis Asset Managers International Ltd	Director

	Genesis Holdings International Ltd	Chairman

	Genesis Investment Managers, LLP	Partner

	Genesis Emerging Markets Fund Ltd	Director

	Genesis Condor Fund Ltd	Director

	GIL Private Trustees Ltd	Director

	Genesis Emerging Markets Investment Company SICAV	Director

	Genesis Indian Investment Company Ltd	Director

	Genesis Smaller Companies Investment Company (SICAV)	Director

	JP Morgan Fleming Japanese Investment Trust plc	Director

	Emerging Markets Value Realisation Ltd	Director

	Abroad Spectrum PCC	Director

	Genesis Kenya Investment Management Ltd	Director

	Bordeaux Services (Guernsey) Ltd	Director

	Genesis Emerging Markets Opportunities Fund Ltd	Director

	GIML Ltd	Director

	Goreau Arf Ltd	Director

	Mekong Enterprise Fund II, Ltd	Director

Martyn Ryan – Partner	Bordeaux Services Limited	Director

11.	Goldman Sachs Asset Management, L.P.:

The principal business address of Goldman Sachs Asset Management, L.P. (“GSAM”) is 32 Old Slip, New York, New York 10005. GSAM is an investment adviser registered under the Investment Advisers Act of 1940. Information as to the directors and officers of GSAM is as follows:

Name and Position with Adviser	Other Company	Position With Other Company

Lloyd C. Blankfein, Managing Director	The Goldman Sachs Group, Inc.	Chairman of the Board and Chief Executive Officer

Gary D. Cohn, Managing Director	The Goldman Sachs Group, Inc.	President and Co-Chief Operating Officer

Jon Winkelried, Managing Director	The Goldman Sachs Group, Inc.	President and Co-Chief Operating Officer

John S. Weinburg, Managing Director	The Goldman Sachs Group, Inc.	Vice Chairman

David A. Viniar, Managing Director	The Goldman Sachs Group, Inc.	Executive Vice President and Chief Financial Officer

Edward C. Forst, Managing Director	The Goldman Sachs Group, Inc.	Executive Vice President and Chief Administrative Officer

Gregory K. Palm, Managing Director	The Goldman Sachs Group, Inc.	Executive Vice President, General Counsel and Secretary of the Corporation

Esta E. Stecher, Managing Director	The Goldman Sachs Group, Inc.	Executive Vice President, General Counsel and Secretary of the Corporation

Kevin W. Kennedy, Managing Director	The Goldman Sachs Group, Inc.	Executive Vice President, Human Capital Management

Alan M. Cohen, Managing Director	The Goldman Sachs Group, Inc.	Executive Vice President and Global Head of Compliance

12.	Loomis, Sayles & Company, L.P.

Loomis, Sayles & Company, L.P., (“Loomis Sayles”), an investment sub-advisor of the Registrant, provides investment advice to the ten series of Loomis Sayles Funds I, twelve series of Loomis Sayles Funds II and to other affiliated and unaffiliated registered investment companies, organizations, and individuals. The sole general partner of Loomis Sayles is Loomis, Sayles & Company, Incorporated, One Financial Center, Boston, Massachusetts 02111. Information as to the directors and executive officers is as follows:

Name and Position with Adviser	Other Company	Position With Other Company

Robert J. Blanding, Chairman, President and CEO of Loomis Sayles	Loomis Sayles Funds I and Loomis Sayles Funds II	CEO

Daniel J. Fuss, Vice Chairman and EVP of Loomis Sayles	Loomis Sayles Funds I and Loomis Sayles Funds II	EVP

Pierre Servant, Director of Loomis Sayles	IXIS Asset Management U.S. Group; IXIS Asset Management Group	Chairman and CEO, Member of Supervisory Board

13.	Marsico Capital Management, LLC:

The sole business activity of Marsico Capital Management, LLC (“Marsico”), 1200 17th Street, Suite 1600, Denver, Colorado 80202 is to serve as an investment adviser. Marsico is registered under the Investment Adviser’s Act of 1940. The Directors and Officers of Marsico have not held any positions with other companies during the last two fiscal years.

14.	Northern Trust Investments, N.A.:

Northern Trust Investments, N.A. (“NTI”) is a wholly-owned subsidiary of The Northern Trust Company (“TNTC”), an Illinois state chartered bank. TNTC is a wholly-owned subsidiary of Northern Trust Corporation (“NTC”), a bank holding company. Unless otherwise indicated, NTI and TNTC are referred to collectively as “Northern Trust.” Set forth below is a list of officers and directors of NTI, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years. Most officers and directors of NTI hold comparable positions with TNTC (other than as director), as indicated below, and certain other officers of NTI hold comparable positions with Northern Trust Securities, Inc. (“NTSI”), a wholly-owned subsidiary of NTC. NTI and NTSI are located at 50 South LaSalle Street, Chicago, IL 60675-5986.

Name and Position with Adviser	Other Company	Position With Other Company

Beckman, Carl P. Treasurer	The Northern Trust Company	Senior Vice President

Carberry, Craig R. Secretary	The Northern Trust Company	Senior Attorney

Dudley, Jr., Orie Leslie Director, Executive Vice President and Chief Investment Officer	The Northern Trust Company and Northern Trust Corporation	Executive Vice President Director

Gossett, Mark C. Director and Chief Operating Officer	The Northern Trust Company	Senior Vice President

Logan, Lyle Director	The Northern Trust Company	Senior Vice President

Schreuder, Jana R. Director	The Northern Trust Company	Executive Vice President

Toth, Terence J. Chairman, President and Chief Executive Officer	The Northern Trust Company	President

Taccetta, Scott Controller	Northern Trust Securities, Inc.	Vice President

Vardas, Michael A. Director	The Northern Trust Company	Senior Vice President

Waddell, Frederick H. Director	The Northern Trust Company	Executive Vice President

Wennlund, Lloyd A. Director and Executive Vice President	The Northern Trust Company	Executive Vice President

15.	Pacific Investment Management Company LLC:

Pacific Investment Management Company LLC (“PIMCO”) is located at 840 Newport Center Drive, Newport Beach, CA 92260. The address of Allianz Dresdner Asset Management of America L.P. is 888 San Clemente Drive, Suite 100, Newport Beach, CA 92660. The directors and officers of PIMCO and their business and other connections are as follows:

Name and Position with Adviser	Other Company	Position With Other Company

Ahto, Laura A Senior Vice President	PIMCO Europe Limited	Senior Vice President

Amey, Michael Senior Vice President	PIMCO Europe Limited	Senior Vice President

Baburek, Daniel Senior Vice President	PIMCO Japan Limited	Senior Vice President

Baker, Brian P. Executive Vice President	PIMCO Asia PTE Limited	Executive Vice President

Bently, Peter I. Vice President	PIMCO Europe Limited	Vice President

Blackwell, Bill Vice President	PIMCO Europe Limited	Vice President

Blair, Aurore Catherine Vice President	PIMCO Europe Limited	Vice President

Bodereau, Philippe Senior Vice President	PIMCO Europe Limited	Senior Vice President

Brown, Erik C. Senior Vice President	Trust PIMCO Variable Insurance Trust PIMCO Commercial Mortgage Securities Trust, Inc. PIMCO Strategic Global Government Fund	Assistant Treasurer

Burns, Michael A. Vice President	PIMCO Europe Limited	Vice President

Burns, R. Wesley Consulting Managing Director	Trust and PIMCO Variable Insurance Trust PIMCO Commercial Mortgage Securities Trust, Inc. PIMCO Strategic Global Government Fund, Inc.	President and Trustee President and Director Chairman and Director

Callin, Sabrina C. Executive Vice President	StocksPLUS Management Inc.	Vice President

Carnachan, Robert Scott Senior Vice President	PIMCO Asia PTE Limited	Senior Vice President

Chin, Tracy Vice President	PIMCO Asia PTE Limited	Vice President

Craven. Paul Senior Vice President	PIMCO Europe Limited	Senior Vice President

Dorrian, Peter G. Senior Vice President	PIMCO Austrailia Pty. Ltd.	Senior Vice President

Durham, Jennifer E. Senior Vice President	PIMCO Commercial Mortage Securities Trust, Inc. PIMCO Variable Insurance Trust PIMCO Strategic Global Government Fund, Inc.	Chief Compliance Officer

Eedes, Linda Vice President	PIMCO Europe Limited	Vice President

Fairchild-Jones, Anne Vice President	PIMCO Europe Limited	Vice President

Flattum, David C. Executive Vice President	PIMCO Funds PIMCO Commercial Mortage Securities Trust, Inc. PIMCO Variable Insurance Trust PIMCO Strategic Global Government Fund, Inc.	Chief Legal Officer

Foong, Hock Meng Senior Vice President	PIMCO Asia PTE Limited	Senior Vice President

Forsyth, Andrew C. Vice President	PIMCO Canada	Vice President

Fournier, Joseph A. Senior Vice President	PIMCO Asia PTE Limited	Senior Vice President

Foxall, Julian Senior Vice President	PIMCO Australia Pty Limited	Senior Vice President

Fulford III, Richard F. Senior Vice President	PIMCO Europe Limited	Senior Vice President

Goldman, Stephen S. Senior Vice President	PIMCO Europe Limited	Senior Vice President

Griffiths, Andrew Vice President	PIMCO Europe Limited	Vice President

Gross, William H. Managing Director Executive Committee Member	StocksPLUS Management Inc. Trust PIMCO Variable Insurance Trust	Director and Vice President Senior Vice President Senior Vice President

Gupta, Sachin Vice President	PIMCO Europe Limited	Vice President

Hamalainen, Pasi M. Managing Director Executive Committee	PIMCO Strategic Global Government Fund, Inc	Senior Vice President

Hardaway, John P. Executive Vice President	Trust PIMCO Commercial Mortgage Securities Trust Inc. PIMCO Variable Insurance Trust PIMCO Strategic Global Government Fund, Inc	Treasurer

Harris, Bent R. Managing Director Executive Committee Member	StocksPLUS Management, Inc Trust and PIMCO Variable Insurance Trust PIMCO Commercial Mortgage Securities Trust	Director and Vice President Trustee and Chairman Director and Chairman

Harrison, Paul Vice President	PIMCO Europe Limited	Vice President

Harumi, Kazonuri Senior Vice President	PIMCO Japan Limited	Vice President

Hodge, Douglas M. Managing Director	PIMCO Asia Pacific	Managing Director

Holloway, Dwight F. Executive Vice President	PIMCO Europe Limited	Executive Vice President

Isberg, Margaret E. Managing Director	PIMCO Canada	Managing Director

Ishida, Koji Vice President	PIMCO Japan Limited	Vice President

Ivascyn, Daniel J. Executive Vice President	PIMCO Commercial Mortgage Securities Trust, Inc. PIMCO Strategic Global Government Fund, Inc.	Senior Vice President Senior Vice President

Katsuyama, Takeshi Vice President	PIMCO Japan Limited	Vice President

Kavafyan, Constance Vice President	PIMCO Europe Limited	Vice President

Keller, Erik Vice President	PIMCO Europe Limited	Vice President

King, J. Stephen Senior Vice President	PIMCO Funds PIMCO Commercial Mortgage Securities Trust, Inc. PIMCO Variable Insurance Trust PIMCO Strategic Global Government Fund, Inc.	Vice President – Senior Counsel

Komatsu, Mitsuaki Vice President	PIMCO Japan Limited	Vice President

Kuhner, Kevin D. Vice President	PIMCO Europe Limited	Vice President

Larsen, Henrik P. Senior Vice President	Trust PIMCO Commercial Mortgage Securities Trust Inc. PIMCO Variable Insurance Trust PIMCO Strategic Global Government Fund	Vice President

Leclercq, Aurore C. Vice President	PIMCO Europe Limited	Vice President

Lee, Alvin Lip Sin Vice President	PIMCO Asia PTE Limited	Vice President

Lee, Robert Ru-Bor Vice President	PIMCO Japan Limited	Vice President

Lian, Chia Liang Vice President	PIMCO Asia PTE Limited	Vice President

Lindgren, Peter L. Senior Vice President	PIMCO Europe Limited	Senior Vice President

Loftus, John F. Consulting Managing Director	StocksPLUS Management, Inc	Vice President and Assistant Secretary

Lopez, Rafael A. Vice President	PIMCO Japan Limited	Vice President

Masanao, Tomoya Executive Vice President	PIMCO Japan Limited	Executive Vice President

Matsui, Akinori Executive Vice President	PIMCO Japan Limited	Executive Vice President

McDevitt, Joseph E. Managing Director	PIMCO Europe Limited	Director and Chief Executive Officer

	Global Investors Series plc Fund	Director

	PIMCO Global Advisors (Ireland) Fund	Director

Minaki, Haruki Senior Vice President	PIMCO Japan Limited	Senior Vice President

Moran, Eileen Vice President	PIMCO Europe Limited	Vice President

Mulcahy, Matthew J. Vice President	PIMCO Asia PTE Limited	Vice President

Murano, Yuko Vice President	PIMCO Japan Limited	Vice President

Muzzy, James F. Managing Director	StocksPLUS Management, Inc	Director and Vice President

	PIMCO Global Investors Series plc Fund	Director

	PIMCO Global Advisors (Ireland) Fund	Director

Nambimadom, Ramakrishnan Senior Vice President	N/A	N/A

Nest, Matthew J. Vice President	PIMCO Asia PTE Ltd.	Vice President

Nicholls, Steven Senior Vice President	PIMCO Europe Limited	Senior Vice President

Nojima, Sachiko Vice President	PIMCO Japan Limited	Vice President

O’Connell, Gillian Vice President	PIMCO Europe Limited	Vice President

Okamura, Shigeki Senior Vice President	PIMCO Japan Limited	Senior Vice President

Okuma, Sachiko Vice President	PIMCO Japan Limited	Vice President

Osborne, Simon T. Vice President	PIMCO Europe Limited	Vice President

Ozeki, Koyo Senior Vice President	PIMCO Japan Limited	Senior Vice President

Palghat, Kumar N. Executive Vice President	PIMCO Australia Pty Limited	ExecutiveVice President

Pardi, Peter Paul Executive Vice President	PIMCO Europe Limited	Executive Vice President

Parikh, Saumil H. Senior Vice President	PIMCO Japan Limited	Senior Vice President

Phansalker, Mohan V. Managing Director	StocksPLUS Management, Inc	Secretary

Chief Legal Officer Assistant Secretary

Plein, Jeff Vice President	PIMCO Japan Limited	Vice President

Powers, William C. Managing Director Executive Committee Member	PIMCO Commercial Mortgage Securities Trust Inc.	Senior Vice President

Ramos, Sofia Vice President	PIMCO Europe Limited	Vice President

Ravano, Emanuele Managing Director	PIMCO Europe Limited	Managing Director

Repoulis, Yiannis Senior Vice President	PIMCO Europe Limited	Vice President

Rice, Thomas Senior Vice President	PIMCO Europe Limited	Senior Vice President

Rogers, Billy Vice President	PIMCO Asia PTE Limited	Vice President

Rotival, Constance Vice President	PIMCO Europe Limited	Vice President

Saito, Yoshimitsu Vice President	PIMCO Japan Limited	Vice President

Sargent, Jeffery M. Executive Vice President	Trust PIMCO Commercial Mortgage Securities Trust, Inc. PIMCO Variable Insurance Trust	Senior Vice President

PIMCO Strategic Global Government Fund, Inc.

Schmider, Ernest L. Managing Director Secretary	StocksPLUS Management, Inc Trust	Director President

	PIMCO Commercial Mortgage Securities Trust, Inc.	President

	PIMCO Variable Insurance Trust	President

	PIMCO Strategic Global Government Fund, Inc.	Senior Vice President

Schuetz, Patricia Ann Vice President	PIMCO Europe Limited	Vice President

Shiroyama, Taro Vice President	PIMCO Japan Limited	Vice President

Simpson, Roy Vice President	PIMCO Europe Limited	Vice President

54

Sun, Hau Vice President	PIMCO PTE Ltd.	Vice President

Suter, Joachim Vice President	PIMCO Europe Limited	Vice President

Takano, Makoto Managing Director	PIMCO Japan Limited	Managing Director

Takeuchi, Ichiro Vice President	PIMCO Japan Limited	Vice President

Tersin, Dominique Vice President	PIMCO Europe Limited	Vice President

Thompson, Michael F. Vice President	PIMCO Europe Limited	Vice President

Thompson, William S. Chief Executive Officer	StocksPLUS Management, Inc	Director and President Senior Vice President

Managing Director Executive Committee Member	PIMCO Variable Insurance Trust Trust	Senior Vice President

	PIMCO Commercial Mortgage Securities Trust, Inc	Senior Vice President

Tsotsos, William A. Vice President	PIMCO Canada	Vice President

Tsubota, Shiro Vice President	PIMCO Japan Limited	Vice President

Van Heel, Marc Senior Vice President	PIMCO Europe Limited	Senior Vice President

Van Zoelen, Henk Jan Vice President	PIMCO Europe Limited	Vice President

Viana, David Vice President	PIMCO Europe Limited	Vice President

Wada, Hiromi Vice President	PIMCO Japan Limited	Vice President

Willemsen, Michael J. Vice President	PIMCO Funds PIMCO Commercial Mortgage Securities Trust, Inc. PIMCO Variable Insurance Trust PIMCO Strategic Global Government Fund, Inc.	Vice President President

Wilson, John F. Executive Vice President	PIMCO Australia Pty Limited	Executive Vice President

Yamamoto, Shinichi Senior Vice President	PIMCO Japan Limited	Senior Vice President

Young, David Executive Vice President	PIMCO Europe Limited	Senior Vice President

Van Zoelen, Henk Jan Vice President	PIMCO Europe Limited	Vice President

Zhang, Joseph X. Vice President	PIMCO Asia PTE Limited	Vice President

16.	Payden & Rygel:

During the two fiscal years ended December 31, 2005, Payden & Rygel has engaged principally in the business of providing investment services to institutional clients. During such period, the other substantial business, professions, vocations or employments of the directors and officers of Payden & Rygel have been as set forth below. The principle business address of such persons is 333 South Grand Avenue, Los Angeles, California 90071, except as otherwise indicated below.

Name and Position with Adviser	Other Employment

Robin Creswell Managing Principal and Director	Managing Director, Payden & Rygel Global Ltd.

Scott J. Weiner, PhD Managing Principal	President, Metzler/Payden LLC

Alverne Bolitho Principal	Payden & Rygel Global Ltd.

Mark Morris Principal	Payden & Rygel Global Ltd.

17.	Philadelphia International Advisors, L.P.:

The sole business activity of Philadelphia International Advisors, LP (“PIA”), One Liberty Place, Suite 1400, 1650 Market Street, Philadelphia, Pennsylvania 19103 is to serve as an investment adviser. PIA is registered under the Investment Adviser’s Act of 1940. Information as to the partners of PIA is as follows:

Name and Position with Adviser	Other Company	Position With Other Company
Andrew Williams, CIO, General Partner	Germantown Friends School	Treasurer

18.	Provident Investment Counsel, Inc.:

The sole business activity of Provident Investment Counsel, Inc. (“PIC”), 300 North Lake Ave. Penthouse, Pasadena, California 91101 is to serve as an investment adviser. PIC is registered under the Investment Adviser’s Act of 1940. Information as to the trustees and officers of PIC is as follows*:

Name and Current Position with Adviser	Other Business and Connections During the Past Two Years
David J. Furth, CFA, Vice President, Portfolio Manager/ Equity Analyst	Vantis Capital Management

Bradley J. Carter, CFA, Research Analyst, Equity Analyst	Montgomery & Company LLC

*	This list is for those investment professionals associated with the Small Cap product.

19.	RCM Capital Management:

The sole business activity of RCM (“RCM”), Four Embarcadero Center, San Francisco, CA 94111 is to serve as an investment adviser. RCM is registered under the Investment Adviser’s Act of 1940. The Directors and Officers of RCM have not held any positions with other companies during the last two fiscal years.

20.	Sands Capital Management, LLC:

Sands Capital Management, LLC (“Sands Capital”) is located at 1100 Wilson Blvd., Suite 3050, Arlington, VA 22209. List below are the names, addresses, and principal occupations during the past five years for the principal executive officers, directors, or general partners of Sands Capital:

Name and Position with Adviser	Other Company	Position With Other Company

Frank M. Sands, Jr., CFA President, Director of Research and Senior Portfolio Manager (since July 2000)	Fayez Sarofim & Co.	Formerly Principal, Research Analyst, Portfolio Manager -

Robert C. Puff, Jr. Vice Chairman (since 7/02)	American Century Investment Management, Inc.	Formerly Chief Investment Officer

Robert C. Hancock Managing Director, Chief Operating Officer, Chief Compliance Officer and Treasurer (Since 4/04)	1838 Investment Advisors, LLC.	Formerly Managing Director, Chief Operating Officer

21.	STW Fixed Income Management Ltd.:

STW Fixed Income Management (“STW”), has been a specialty bond manager since 1977. Investment-grade fixed income management is its only business. STW is a registered investment advisor under the US Investment Advisers Act of 1940. In the United Kingdom, STW’s wholly owned subsidiary, STW Fixed Interest Management Ltd., is authorized and regulated by the Financial Services Authority. Information as to the directors and officers of STW is as follows:

Name and Position with Adviser	Other Company	Position With Other Company

William H. Williams, Principal, Chief Executive Officer and Chief Investment Officer	STW Fixed Interest Management Ltd. STW International Ltd.	Principal, Chief Executive Officer and Chief Investment Officer

Edward H. Jewett, Principal, Portfolio Manager	STW Fixed Interest Management Ltd. STW International Ltd.	Principal, Portfolio Manager

Maryellen D. McEachen, Principal, Chief Operating Officer and Chief Compliance Officer	STW Fixed Interest Management Ltd. STW International Ltd.	Principal, Chief Operating Officer and Chief Compliance Officer

Anton Plasil, Principal and Head of Systems and Technology	STW Fixed Interest Management Ltd. STW International Ltd.	Principal

Erin K. Chrislock, Vice President, General Counsel and Compliance Manager	STW Fixed Interest Management Ltd., STW International Ltd.	Vice President, General Counsel and Compliance Manager

22.	TCW Investment Management Company:

The TCW Group, Inc. is a subsidiary of Société Générale Asset Management, S.A. (SGAM). SGAM is a wholly owned subsidiary of Société Générale, S.A, a publicly held financial firm headquartered in Paris, France. The TCW Group principally includes the parent company, The TCW Group, Inc.; Trust Company of the West, an independent trust company chartered by the State of California; TCW Asset Management Company (TAMCO); and TCW Investment Management Company (TIMCO). Information as to the directors and officers of the Adviser is as follows:

Executive Management of The TCW Group, Inc	Other Company	Position With Other Company

Robert D. Beyer, Chief Executive Officer	The Kroger Co.,	Director

Allstate Corporation MLA Sports, LLC

William C. Sonneborn, President, Chief Operating Officer	Yasuda Kasai Global Asset Mgt.	Director

LA Council, Boy Scouts of America

Sompo Japan Asset Management

Cox Acquisition C, LLCompany

St. Johns Hospital

Alvin R. Albe, Jr., Executive Vice President	Syntroleum Corporation	Director

Patrick R. Pagni, Executive Vice President	Aedian (formerly: Sys-Com Group)	Director

Fimat Preferred, LLC

SGAM, Inc.

Robert A. Day, Chairman	Foley Timber & Land Co.	Director

Freeport McMoran Copper/Gold

McMoRan Exploration Co.

Societe Generale

Syntroleum Corporation

Thomas E. Larkin, Vice Chairman	Archdiocese of Los Angeles	Director

Children’s Hospital of L.A.

University of Notre Dame

Amateur Athletic Foundation

Loyola Management University

	Hancock Park Capital II, L.P.	Advisory Board

Marc I. Stern, Vice Chairman	California Institute of Technology	Director

	Qualcomm, Incorporated	Director

23.	TimesSquare Capital Management, LLC:

The business activity of TimesSquare Capital Management, LLC (“TSCM”), 1177 Avenue of the Americas, 39th Floor, New York, New York 10036-9998 is to serve as an investment adviser and assist in the selection of investment advisers. TSCM is registered under the Investment Adviser’s Act of 1940. The Directors and Officers of TSCM have not held any positions with other companies during the last two fiscal years.

60

24.	The Boston Company Asset Management, LLC:

The sole business activity of The Boston Company Asset Management, LLC (“Boston Company”), 1 Boston Place, Boston, Massachusetts, is to serve as an investment adviser. Boston Company is registered under the Investment Adviser’s Act of 1940. Information to the trustees and officers of Boston company is as follows:

Name and Position with Adviser	Other Company	Position With Other Company

Corey Griffin	Mellon Trust of New England, N.A.	Senior Vice President

Chairman and CEO	TBC General Partner, LLC	Director, President

	Standish Mellon Asset Management, LLC	Member

Patrick Sheppard Chief Operating Officer	Mellon Institutional Funds Investment Trust	Chairman of the Board, President and Chief Executive Officer

Mellon Institutional Funds Master Portfolio

Mellon Optima L/S Strategy Fund LLC

	TBC General Partner, LLC	Director

Phillip N. Maisano (since 12/29/06)	Dreyfus Corporation	CIO, Vice Chair and Director

	Founders Asset Management LLC	Member, Board of Managers

	Franklin Portfolio Associates, LLC	Director

	Mellon Capital Management Corp.	Director

	Mellon Equity Associates, LLP	Executive Committee Member

	Newton Management Limited	Director

	Standish Mellon Asset Management Company LLC	Member, Board of Managers

	EACM Advisors LLC	Chairman of Board

John Nagorniak	AIMR Research Foundation	Trustee

	Boston Security Analyst Society, Inc	Director

	Boston Security Analyst Society, Inc	President

	Foxstone Financial, Inc	President - Director

	Franklin Portfolio Associates Trust	Chairman - Trustee

	Life Harbor Investments, Inc	Director

	Life Harbor, Inc	Director

	Mellon Capital Management Corporation	Director

	Mellon Equity Associates, LLP	Executive Committee Member

	MIT Investment Corporation	Director

	Newton Management Limited	Director

	Pareto U.S. High Yield Fixed Income Fund, LLC	Management Board Member

	Franklin Portfolio Associates Trust	Chairman - Trustee

	Life Harbor Investments, Inc	Director

	Life Harbor, Inc	Director

	Mellon Capital Management Corporation	Director

	Mellon Equity Associates, LLP	Executive Committee Member

	MIT Investment Corporation	Director

	Newton Management Limited	Director

	Pareto U.S. High Yield Fixed Income Fund, LLC	Management Board Member

	Pareto Investment Management Limited	Director

	Princeton Association of New England	Director

	Standish Mellon Asset Management Company, LLC	Board Manager

Ronald O’Hanley	EACM Advisors, LLC	Board of Managers

	Fixed Income (DE) Trust	Trustee & President

	Fixed Income (MA) Trust	Trustee & President

	Franklin Portfolio Associates, LLC	Director

	Mellon Bank N.A.	Director

	Mellon Capital Management Corporation	Director

	Mellon Equity Associates, LLP	Chairman, Executive Committee Member

	Mellon Financial Corporation	Vice Chairman

	Mellon Trust of New England, N.A.	Vice Chairman

	Pareto Investment Management Limited	Non Executive Director

	Standish Mellon Asset Management Company LLC	Director

	The Boston Company Asset Management, LLC	Chairman of the Board

	The Dreyfus Corporation	Vice Chairman, Director

Edward Ladd	Standish Mellon Asset Management Company LLC	Manager

Scott E. Wennerholm	EACM Advisors, LLC	Director

	Franklin Portfolio Associates, LLC	Director

	Mellon Capital Management Corporation	Director

	Mellon Equity Associates, LLP	Director

	Newton Management Limited	Director

	Standish Mellon Asset Management Company LLC	Director

	Fixed Income (MA) Trust (FIMAT)	Trustee

25.	Walter Scott & Partners Limited:

The sole business activity of Walter Scott & Partners Limited, One Charlotte Square, Edinburgh, Scotland EH2 4DZ (the “Adviser”) is to serve as an investment adviser. The Adviser is registered under the Investment Adviser’s Act of 1940. Information as to the trustees and officers of the Adviser is as follows:

Name and Position with Adviser	Other Company	Position With Other Company
Ronald P. O’Hanley, Non-executive Director	Mellon Asset Management	Non-executive Director

Jonathan M. Little, Non-executive Director	Mellon Global Investments	Non-executive Director

26.	Western Asset Management Company:

The sole business activity of Western Asset Management Company (“WAMC”) is to serve as an investment adviser. WAMC is registered under the Investment Adviser’s Act of 1940. Information as to the Directors and Officers of WAMC is as follows:

Name and Position with Adviser	Other Company	Position With Other Company

James W. Hirschmann, Director and Chief Executive Officer	Western Asset Management Company Limited Legg Mason, Inc.	Director and Managing Director President and Chief Operating Officer

D. Daniel Fleet President	Western Asset Management Company	Director

	Ltd Western Asset Management Company Pty Ltd	Director

Gregory B. McShea General Counsel, Secretary and Chief Compliance Officer	Western Asset Management Company Limited	General Counsel, Secretary and Chief Compliance Officer

Peter L. Bain, Non-Employee Director	Western Asset Management Company Limited	Director

	Western Asset Management Company Ltd (Tokyo)	Director

	Western Asset Management Company Pty Ltd (Australia)	Director

Western Asset Management Company Pte. Ltd. (Singapore)	Director

Western Asset Management Company Holdings Ltd.	Director

Legg Mason, Inc.	Senior Executive Vice President

BMML, Inc.	Vice President

Brandywine Asset Management, LLC	Manager

Brandywine Global Investment Management (Asia) Pte Ltd.	Director

Legg Mason Funds Management, Inc.	Manager

Legg Mason International Holdings	Director

Nova Scotia Company	Director

Legg Mason Capital Management	Director

Barrett Associates, Inc.	Director

Bartlett & Co.	Director

Berkshire Asset Management, Inc.	Director

Legg Mason Properties	Director

Legg Mason Real Estate Services, Inc.	Director

Legg Mason Funding Corp.	Director

Legg Mason Realty Group, Inc.	Director

Legg Mason Tower, Inc.	Director

PCM Holdings I, Inc.	Director

	PCM Holdings II, Inc.	Director

	Permal	Director

	Royce & Associates, LLC	Manager

Timothy C. Scheve Director	Legg Mason Capital Management	Director

	Legg Mason Funding Corp.	Director

	Legg Mason Investment Counsel & Trust Company, N.A.	Director

	Legg Mason, Inc.	Senior Executive Vice President

	Nova Scotia Company	Director

	Legg Mason Investor Services, LLC	Co-Managing Director

	LM Fund Services, Inc.	Director

	LM Holdings Limited	Director

	Legg Mason Asset Management Australia Limited	Director

	Legg Mason Canada Holding Ltd	Director

	Legg Mason Holdings (Australia) Pty Ltd	Director

	Legg Mason International Equities Limited	Director

	Legg Mason International Equities (Hong Kong) Limited	Director

	Legg Mason International Equities (Singapore) Pte. Limited	Director

	LMI Hong Kong	Director

LMI Taiwan	Director

Legg Mason Investments (Taiwan) Holdings Ltd	Director

Legg Mason Management Services (Hong Kong) Limited	Director

Legg Mason Securities (Japan) Co., Ltd	Director

LM Poland	Director

Legg Mason (UK) Holdings Plc	Director

LM Poland II	Director

LM International Hldgs	Director

Western Asset Management Company Limited	Director

Western Asset Management Company Ltd	Director

Western Asset Management Company Pty Ltd	Director

Western Asset Management Company Pte. Ltd.	Director

Western Asset Management Company Holdings Ltd.	Director

27.	Western Asset Management Company Limited:

The sole business activity of Western Asset Management Company Limited (“WAMCL”) is to serve as an investment adviser. WAMCL is registered under the Investment Adviser’s Act of 1940. Information as to the Directors and Officers of WAMCL is as follows:

Name and Position with Adviser	Other Company	Position With Other Company

James W. Hirschmann, Director and Chief Executive Officer	Western Asset Management Company Limited	Director and Managing Director

	Legg Mason, Inc.	President and Chief Operating Officer

Gregory B. McShea General Counsel, Secretary and Chief Compliance Officer	Western Asset Management Company Limited	General Counsel, Secretary and Chief Compliance Officer

Peter L. Bain, Non-Employee Director	Western Asset Management Company Limited	Director

	Western Asset Management Company Ltd (Tokyo)	Director

	Western Asset Management Company Pty Ltd (Australia)	Director

	Western Asset Management Company Pte. Ltd. (Singapore)	Director

	Western Asset Management Company Holdings Ltd.	Director

	Legg Mason, Inc.	Senior Executive Vice President

	BMML, Inc.	Vice President

	Brandywine Asset Management, LLC	Manager

	Brandywine Global Investment Management (Asia) Pte Ltd.	Director

	Legg Mason Funds Management, Inc.	Manager

	Legg Mason International Holdings	Director

	Nova Scotia Company	Director

	Legg Mason Capital Management	Director

	Barrett Associates, Inc.	Director

	Bartlett & Co.	Director

	Berkshire Asset Management, Inc.	Director

	Legg Mason Properties	Director

	Legg Mason Real Estate Services, Inc.	Director

	Legg Mason Funding Corp.	Director

	Legg Mason Realty Group, Inc.	Director

	Legg Mason Tower, Inc.	Director

	PCM Holdings I, Inc.	Director

	PCM Holdings II, Inc.	Director

	Permal	Director

	Royce & Associates, LLC	Manager

Timothy C. Scheve Director	Legg Mason Capital Management	Director

	Legg Mason Funding Corp.	Director

	Legg Mason Investment Counsel & Trust Company, N.A.	Director

Legg Mason, Inc.	Senior Executive Vice President

Nova Scotia Company	Director

Legg Mason Investor Services, LLC	Co-Managing Director

LM Fund Services, Inc.	Director

LM Holdings Limited	Director

Legg Mason Asset Management Australia Limited	Director

Legg Mason Canada Holding Ltd	Director

Legg Mason Holdings (Australia) Pty Ltd	Director

Legg Mason International Equities Limited	Director

Legg Mason International Equities (Hong Kong) Limited	Director

Legg Mason International Equities (Singapore) Pte. Limited	Director

LMI Hong Kong	Director

LMI Taiwan	Director

Legg Mason Investments (Taiwan) Holdings Ltd	Director

Legg Mason Management Services (Hong Kong) Limited	Director

Legg Mason Securities (Japan) Co., Ltd	Director

LM Poland	Director

Legg Mason (UK) Holdings Plc	Director

LM Poland II	Director

LM International Hldgs	Director

Western Asset Management Company Limited	Director

Western Asset Management Company Ltd (Tokyo)	Director

Western Asset Management Company Pty Ltd (Australia)	Director

Western Asset Management Company Pte. Ltd. (Singapore)	Director

Western Asset Management Company Holdings Ltd.	Director

28.	Lord, Abbett & Co. LLC: The sole business activity of Lord, Abbett & Co. LLC (“Lord Abbett”), located at 90 Hudson Street, Jersey City, NJ 07302 is to serve as an investment adviser. The Adviser is registered under the Investment Adviser’s Act of 1940. Officers of Lord Abbett have not engaged in any other substantial business profession, vocation or employment of a substantial nature during the last two fiscal years.

29.

Lotsoff Capital Management: The sole business activity of Lotsoff Capital Management (“Lotsoff”), located at 20 N. Clark Street, 34th Floor, Chicago, Illinois 60602 is to serve as an investment adviser. Lotsoff is registered under the Investment Adviser’s Act of 1940. The Directors and Officers of Lotsoff is as follows:

Name and Position with Adviser	Other Company	Position with Other Company

Seymour N. Lotsoff	Lotsoff Capital Management Investment Trust	President and Chairman

Margaret M. Baur	Lotsoff Capital Management Investment Trust	Treasurer and Secretary

Donald Noble	Lotsoff Capital Management Investment Trust	Chief Compliance Officer

30.

RREEF America, L.L.C.: The sole business activity of RREEF America, L.L.C. (“RREEF”), located at 875 N. Michigan Avenue, 41st Floor, Chicago, Illinois, is to serve as an investment advisor. RREEF is registered under the Investment Adviser’s Act of 1940. The Directors and Officers of RREEF have not held any positions with other companies during the last two fiscal years.

Item 27	PRINCIPAL UNDERWRITERS.

(a)	PFPC Distributors, Inc. (“the Distributor”) is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. As of April 1, 2007, the Distributor acted as principal underwriter for the following investment companies:

AFBA 5 Star Funds, Inc.

Aston Funds

Atlantic Whitehall Funds Trust

BHR Institutional Funds

CRM Mutual Fund Trust

E.I.I. International Property Fund

E.I.I. Realty Securities

GuideStone Funds

Highland Floating Rate Fund

Highland Floating Rate Advantage Fund

Highland Funds I

Kalmar Pooled Investment Trust

Matthews Asian Funds

Metropolitan West Funds

New Alternatives Fund

Old Westbury Funds

PAX World Funds Series Trust I

The RBB Fund, Inc.

Stratton Multi-Cap Fund

Stratton Monthly Dividend REIT Shares, Inc.

The Stratton Funds, Inc.

Sterling Capital Small Cap Value Fund

The Torray Fund

Van Wagoner Funds

Wilshire Mutual Funds, Inc.

Wilshire Variable Insurance Trust

Distributed by ABN AMRO Distribution Services (USA), Inc., a wholly-owned subsidiary of PFPC Distributors, Inc.:

Distributed by BlackRock Distributors, Inc., a wholly-owned subsidiary of PFPC Distributors, Inc.:

BlackRock Funds

BlackRock Bond Allocation Target Shares

BlackRock Liquidity Funds

International Dollar Reserve Fund I, Ltd.

Distributed by MGI Funds Distributors, Inc., a wholly-owned subsidiary of PFPC Distributors, Inc.:

MGI Funds

Distributed by Northern Funds Distributors, LLC, a wholly-owned subsidiary of PFPC Distributors, Inc.:

Northern Funds

Northern Institutional Funds

(b)	The Distributor is a Massachusetts corporation located at 760 Moore Road, King of Prussia, PA 19406. The Distributor is a wholly-owned subsidiary of PFPC, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., a publicly traded company.

The following is a list of the directors and executive officers of the Distributor:

Name	Position(s) with Distributor

Brian Burns	Chairman; Director; President; Chief Executive Officer

Michael Denofrio	Director

Nicholas Marsini	Director

Rita G. Adler	Chief Compliance Officer

John Munera	Anti-Money Laundering Officer

Jodi Jamison	Chief Legal Officer

Bradley A. Stearns	Secretary; Clerk

Julie Bartos	Assistant Secretary; Assistant Clerk

Charlene Wilson	Treasurer; Chief Financial Officer; Financial & Operations Principal

Maria Schaffer	Assistant Treasurer; Controller

Bruno Di Stefano	Vice President

Susan K. Moscaritolo	Vice President

Item 28.	LOCATION OF ACCOUNTS AND RECORDS.

The books and other documents required by paragraph (b)(4) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of GuideStone Capital Management, the Registrant’s investment adviser, 2401 Cedar Springs Road, Dallas, Texas 75201. Other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of the Registrant’s transfer agent and accounting agent, PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809 and the Registrant’s sub-advisers at their respective locations shown in the Statement of Additional Information.

Item 29.	MANAGEMENT SERVICES.

Not Applicable.

Item 30.	UNDERTAKINGS.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dallas, State of Texas, on the 27 day of April, 2007.

GUIDESTONE FUNDS

By:	/s/ John R. Jones
John R. Jones
President

Pursuant to the requirements of the Securities Act of 1933, the following persons in the capacities and on the dates indicated have signed this Registration Statement below.

/s/ Joseph A. Mack* Joseph A. Mack	Trustee, Chairman of the Board	April 27, 2007

/s/ Gerald Jones* Gerald Jones	Trustee	April 27, 2007

/s/ Barry D. Hartis* Barry D. Hartis	Trustee	April 27, 2007

/s/ James Ray Taylor* James Ray Taylor	Trustee	April 27, 2007

/s/ Michael R. Buster* Michael R. Buster	Trustee	April 27, 2007

/s/ Kevin P. Mahoney* Kevin P. Mahoney	Trustee	April 27, 2007

/s/ Franklin R. Morgan* Franklin R. Morgan	Trustee	April 27, 2007

/s/ William Craig George* William Craig George	Trustee	April 27, 2007

* By: /s/ John R. Jones John R. Jones	Attorney-in-Fact	April 27, 2007

GUIDESTONE FUNDS

N-1A

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION

EX-99.a	Certificate of Trust

EX-99.i	Legal Opinion of Counsel

EX-99.j	Consent of Independent Registered Public Accounting Firm